UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Enhanced Roll Yield Index Fund
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Enhanced Roll Yield Index Fund
BERYX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Enhanced Roll Yield Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Roll Yield Index Fund	$0(a)(b)	0.00%(c)(d)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period could be higher than the amount shown.
(b)	Rounds to less than $1.
(c)	Annualized.
(d)	Rounds to less than 0.01%.
How did the Fund perform during the period ?
  For the abbreviated reporting period beginning November 1, 2024 and ended October 31, 2025, the Fund returned 13.11%.
  For the same period, S&P Total Market Index returned 20.41% and the Bloomberg Enhanced Roll Yield Total Return Index returned 13.30%.
What contributed to performance?
The Fund held derivatives, primarily commodity futures used for benchmark replication and exposure management, driving positive contributions to performance for the period. Precious metals, particularly gold and silver, were significant contributors, with returns boosted by inflationary pressures and demand from investors focused on safety. Energy and industrial metal exposures also contributed positively, with returns supported by supply constraints and geopolitical factors. The Fund's cash position contributed to performance during the reporting period.
What detracted from performance?
Agriculture was the weakest commodity sector over the period, and the Fund's exposure there was the largest detractor from performance. Within agriculture, grains were the weakest component, partly offset by strength in some other segments such as soft commodities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 1, 2024 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
As of the date of this report, the Fund does not have a full fiscal year of performance information to report. The Fund commenced operations on November 1, 2024.
Key Fund statistics
Net Assets	$432,747,759
Number of Portfolio Holdings	181
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	71.6%
Certificates of Deposit	13.6%
Futures contracts, net cumulative appreciation	5.0%
Money Market Funds	4.8%
Commercial Paper	4.7%
Other Assets Less Liabilities	0.3
Ten largest holdings
Security	Percent of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares	4.8%
U.S. Treasury Bills, 4.26%, 01/22/26	4.6%
U.S. Treasury Bills, 4.29%, 11/20/25	3.8%
U.S. Treasury Bills, 4.10%, 12/23/25	3.4%
U.S. Treasury Bills, 3.78%, 04/23/26	3.4
U.S. Treasury Bills, 3.92%, 01/08/26	3.0
U.S. Treasury Bills, 3.88%, 02/10/26	3.0
U.S. Treasury Bills, 3.82%, 09/03/26	2.9
U.S. Treasury Bills, 4.12%, 02/05/26	2.7
U.S. Treasury Bills, 4.21%, 11/04/25	2.3
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Enhanced Roll Yield Index Fund
BERYX
Annual Shareholder Report — October 31, 2025
BERYX-10/25-AR

iShares U.S. Intermediate Credit Bond Index Fund
BICBX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares U.S. Intermediate Credit Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Credit Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 7.11%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Intermediate Credit Index returned 7.04%.
What contributed to performance?
Intermediate-term U.S. corporate bonds delivered positive total returns in the annual period, with price gains augmenting the contribution from income.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Corporate bonds outperformed U.S Treasuries in the annual period. Corporate bonds' higher income played a role in the relative strength, as did a compression in yield spreads that was fueled by upbeat investor sentiment and robust corporate earnings.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Intermediate Credit Bond Index Fund	7.11%	4.70%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Intermediate Credit Index	7.04	4.63
Key Fund statistics
Net Assets	$3,664,243,892
Number of Portfolio Holdings	5,724
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	30%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	88.8%
Foreign Agency Obligations	10.7%
Municipal Bonds	0.5%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Intermediate Credit Bond Index Fund
BICBX
Annual Shareholder Report — October 31, 2025
BICBX-10/25-AR

iShares U.S. Intermediate Government Bond Index Fund
BIGBX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares U.S. Intermediate Government Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Government Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 5.70%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Government: Intermediate Index returned 5.69%.
What contributed to performance?
Intermediate-term U.S. government bonds delivered positive total returns in the annual period, with price gains augmenting the contribution from income.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Together, these factors led to a decline in the yield on the five-year U.S. Treasury note from 4.15% to 3.71%, while the 10-year moved from 4.28% to 4.11%. (Falling yields reflect rising prices.)
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Intermediate Government Bond Index Fund	5.70%	2.80%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Government: Intermediate Index	5.69	2.77
Key Fund statistics
Net Assets	$7,561,492,627
Number of Portfolio Holdings	215
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	34%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	98.8%
U.S. Government Sponsored Agency Securities	1.1%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Intermediate Government Bond Index Fund
BIGBX
Annual Shareholder Report — October 31, 2025
BIGBX-10/25-AR

iShares U.S. Long Credit Bond Index Fund
BLCBX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares U.S. Long Credit Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Credit Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 5.87%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Long Credit Index returned 6.01%.
What contributed to performance?
Long-term U.S. corporate bonds delivered positive total returns in the annual period, with price gains augmenting the contribution from income.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Long-term corporate bonds outperformed U.S Treasuries of equivalent maturities in the annual period. Corporate bonds' higher income played a role in the relative strength, as did a compression in yield spreads that was fueled by upbeat investor sentiment and robust corporate earnings.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Long Credit Bond Index Fund	5.87%	2.94%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Long Credit Index	6.01	2.98
Key Fund statistics
Net Assets	$2,428,398,553
Number of Portfolio Holdings	3,271
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	27%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.3%
Foreign Agency Obligations	5.7%
Municipal Bonds	4.0%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Long Credit Bond Index Fund
BLCBX
Annual Shareholder Report — October 31, 2025
BLCBX-10/25-AR

iShares U.S. Long Government Bond Index Fund
BLGBX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares U.S. Long Government Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Government Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 3.26%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Government: Long Index returned 3.16%.
What contributed to performance?
Long-term U.S. government bonds delivered positive total returns in the annual period, with income accounting for the majority of the gain.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Together, these factors contributed to a decline in the yield on the 10-year U.S. Treasury note from 4.28% to 4.11%. (Falling yields reflect rising prices.) However, the yield on the 30-year bond—which is less sensitive to Fed policy than shorter-maturity issues—rose from 4.47% to 4.67%.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Long Government Bond Index Fund	3.26%	(2.87)%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Government: Long Index	3.16	(2.97)
Key Fund statistics
Net Assets	$2,918,980,883
Number of Portfolio Holdings	102
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	33%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	99.2%
U.S. Government Sponsored Agency Securities	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Long Government Bond Index Fund
BLGBX
Annual Shareholder Report — October 31, 2025
BLGBX-10/25-AR

iShares U.S. Securitized Bond Index Fund
BISBX
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares U.S. Securitized Bond Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Securitized Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund returned 7.35%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index returned 7.29%.
What contributed to performance?
Securitized assets delivered positive total returns in the annual period, with price gains augmenting the contribution from income.
The broader U.S. bond market was well supported by the backdrop of falling inflation and steady economic growth, as well as the U.S. Federal Reserve’s (Fed’s) resumption of interest rate cuts late in the period. The Fed reduced rates by a quarter point at its meetings in both September and October, adding to the reductions it made in late 2024. The moves brought the federal funds rate to a range of 3.75%-4.00%, down from 5.25%-5.50% at the peak of the cycle. The Fed also announced the end of its quantitative tightening program (i.e., the shrinking of its balance sheet) that had been in place since mid-2022. Investors displayed confidence that the Fed was likely to continue easing policy over the course of the coming year, providing a further tailwind to the market.
Residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities all produced positive returns. All three categories were well supported by the backdrop of falling rates, favorable credit conditions, and investors’ appetite for yield. The Fund’s cash position had no material impact on performance.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Securitized Bond Index Fund	7.35%	2.70%
Bloomberg U.S. Aggregate Bond Index	6.16	2.61
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index	7.29	2.67
Key Fund statistics
Net Assets	$5,849,897,198
Number of Portfolio Holdings	1,936
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	243%
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	95.9%
Non-Agency Mortgage-Backed Securities	2.7%
Asset-Backed Securities	1.3%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Securitized Bond Index Fund
BISBX
Annual Shareholder Report — October 31, 2025
BISBX-10/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

iShares Enhanced Roll Yield Index Fund	$20,816	$0	$0	$0	$14,175	$0	$0	$0

iShares U.S. Intermediate Credit Bond Index Fund	$33,633	$33,600	$0	$0	$14,175	$13,500	$0	$0

iShares U.S. Intermediate Government Bond Index Fund	$33,633	$33,600	$0	$0	$14,175	$13,500	$0	$0

iShares U.S. Long Credit Bond Index Fund	$33,633	$33,600	$0	$0	$14,175	$13,500	$0	$0

iShares U.S. Long Government Bond Index Fund	$33,633	$33,600	$0	$0	$14,175	$13,500	$0	$0

iShares U.S. Securitized Bond Index Fund	$33,633	$33,600	$0	$0	$14,175	$13,500	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Fund Advisors (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End

(b) Audit-Related Fees[1]	$0	$0

(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Enhanced Roll Yield Index Fund	$14,175	$0
iShares U.S. Intermediate Credit Bond Index Fund	$14,175	$13,500
iShares U.S. Intermediate Government Bond Index Fund	$14,175	$13,500
iShares U.S. Long Credit Bond Index Fund	$14,175	$13,500
iShares U.S. Long Government Bond Index Fund	$14,175	$13,500
iShares U.S. Securitized Bond Index Fund	$14,175	$13,500

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund
• iShares U.S. Intermediate Government Bond Index Fund
• iShares U.S. Long Credit Bond Index Fund
• iShares U.S. Long Government Bond Index Fund
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
4.65%, 10/01/28(a)	$326	$ 323,077
4.75%, 03/30/30	529	531,271
2.40%, 03/01/31	185	165,248
5.38%, 06/15/33	138	140,593
Omnicom Group, Inc.
2.45%, 04/30/30	455	419,130
4.20%, 06/01/30	350	347,043
2.60%, 08/01/31	583	527,402
5.30%, 11/01/34(a)	375	384,256
		2,838,020
Aerospace & Defense — 1.3%
Boeing Co.
2.70%, 02/01/27	550	539,786
2.80%, 03/01/27	129	126,457
5.04%, 05/01/27(a)	1,359	1,372,276
6.26%, 05/01/27	475	488,066
3.25%, 02/01/28	632	618,841
3.25%, 03/01/28	300	293,275
3.45%, 11/01/28	248	242,884
3.20%, 03/01/29	625	603,442
6.30%, 05/01/29	890	944,399
2.95%, 02/01/30	470	443,750
5.15%, 05/01/30	2,615	2,687,379
3.63%, 02/01/31	875	839,252
6.39%, 05/01/31	645	701,030
6.13%, 02/15/33(a)	200	215,291
3.60%, 05/01/34	614	557,008
6.53%, 05/01/34	1,540	1,704,088
3.25%, 02/01/35	570	496,352
Embraer Netherlands Finance BV, 5.98%, 02/11/35(a)	450	481,833
GE Capital Funding LLC, 4.55%, 05/15/32	250	252,103
General Dynamics Corp.
3.50%, 04/01/27	100	99,566
2.63%, 11/15/27	350	341,752
3.75%, 05/15/28	687	685,818
3.63%, 04/01/30	688	675,300
2.25%, 06/01/31	279	252,608
4.95%, 08/15/35	500	510,943
General Electric Co.
4.30%, 07/29/30	545	548,794
6.75%, 03/15/32	717	814,828
HEICO Corp.
5.25%, 08/01/28	276	284,263
5.35%, 08/01/33	380	395,243
Hexcel Corp., 5.88%, 02/26/35	200	209,165
Howmet Aerospace, Inc.
5.90%, 02/01/27	287	293,082
6.75%, 01/15/28(a)	251	265,096
3.00%, 01/15/29	576	556,649
4.85%, 10/15/31	312	320,230
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	344,440
2.04%, 08/16/28	329	309,709
5.35%, 01/15/30	350	361,539
4.20%, 05/01/30	374	369,985
5.75%, 01/15/35	250	263,650
L3Harris Technologies, Inc.
3.85%, 12/15/26	398	397,079
5.40%, 01/15/27	930	943,710
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued)
4.40%, 06/15/28	$1,163	$ 1,169,087
5.05%, 06/01/29	651	669,018
2.90%, 12/15/29	233	221,242
1.80%, 01/15/31	542	477,551
5.25%, 06/01/31	650	676,171
5.40%, 07/31/33	1,016	1,059,154
5.35%, 06/01/34	451	467,806
4.85%, 04/27/35	250	249,211
Lockheed Martin Corp.
5.10%, 11/15/27	420	429,395
4.45%, 05/15/28(a)	294	297,126
4.15%, 08/15/28	300	301,414
4.50%, 02/15/29	242	245,618
1.85%, 06/15/30	316	285,486
4.40%, 08/15/30	390	393,827
4.70%, 12/15/31	479	490,266
3.90%, 06/15/32	632	618,166
5.25%, 01/15/33	800	840,298
4.75%, 02/15/34(a)	500	505,619
4.80%, 08/15/34	300	304,077
3.60%, 03/01/35	382	353,202
5.00%, 08/15/35	450	459,396
Northrop Grumman Corp.
3.20%, 02/01/27	400	396,101
3.25%, 01/15/28	1,255	1,234,840
4.60%, 02/01/29	325	330,102
4.40%, 05/01/30	573	577,920
4.65%, 07/15/30	450	458,151
4.70%, 03/15/33	778	784,371
4.90%, 06/01/34	532	539,582
5.25%, 07/15/35	340	353,370
RTX Corp.
2.65%, 11/01/26	500	493,645
5.75%, 11/08/26	1,022	1,038,561
3.50%, 03/15/27	829	823,069
3.13%, 05/04/27	899	886,487
4.13%, 11/16/28	1,821	1,822,669
5.75%, 01/15/29	410	430,296
2.25%, 07/01/30	873	801,509
6.00%, 03/15/31	830	895,457
1.90%, 09/01/31	829	724,196
2.38%, 03/15/32	873	773,792
5.15%, 02/27/33	420	435,433
6.10%, 03/15/34	1,227	1,347,867
5.40%, 05/01/35	200	210,725
		48,722,234
Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	416	425,501
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29(a)	100	100,443
4.65%, 09/13/29	400	406,261
3.25%, 03/01/32(a)	488	451,292
5.15%, 09/13/34	400	402,453
BorgWarner, Inc.
2.65%, 07/01/27	749	731,643
4.95%, 08/15/29	345	352,902
5.40%, 08/15/34(a)	265	272,779
Lear Corp.
3.80%, 09/15/27	350	347,441
4.25%, 05/15/29	129	128,304

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobile Components (continued)
Lear Corp. (continued)
3.50%, 05/30/30	$254	$ 243,762
2.60%, 01/15/32	209	185,464
Magna International, Inc.
5.05%, 03/14/29(a)	180	184,535
2.45%, 06/15/30(a)	505	465,024
5.50%, 03/21/33(a)	280	291,226
5.88%, 06/01/35	225	237,317
		4,800,846
Automobiles — 2.7%
American Honda Finance Corp.
2.35%, 01/08/27	413	404,692
4.90%, 03/12/27	275	278,024
4.55%, 07/09/27	675	680,544
4.90%, 07/09/27	300	303,823
4.45%, 10/22/27	425	427,983
4.70%, 01/12/28	400	404,894
3.50%, 02/15/28	252	248,843
4.55%, 03/03/28(a)	300	302,762
2.00%, 03/24/28	447	425,933
5.13%, 07/07/28	400	409,897
4.25%, 09/01/28(a)	375	376,151
5.65%, 11/15/28	750	781,810
2.25%, 01/12/29	413	389,441
4.90%, 03/13/29	537	548,598
4.40%, 09/05/29	525	528,705
4.80%, 03/05/30(a)	300	305,815
4.60%, 04/17/30	520	525,315
4.50%, 09/04/30	375	375,480
5.85%, 10/04/30	250	265,851
1.80%, 01/13/31	300	263,572
5.05%, 07/10/31	650	668,297
4.85%, 10/23/31	425	432,558
5.15%, 07/09/32	475	487,879
4.90%, 01/10/34(a)	511	516,371
5.20%, 03/05/35(a)	250	254,931
AutoNation, Inc.
3.80%, 11/15/27	200	198,117
1.95%, 08/01/28	136	127,472
4.75%, 06/01/30(a)	529	530,386
2.40%, 08/01/31	362	316,716
3.85%, 03/01/32	400	373,331
5.89%, 03/15/35	325	335,536
Cummins, Inc.
4.25%, 05/09/28	125	125,895
4.90%, 02/20/29	262	269,299
1.50%, 09/01/30	544	483,202
4.70%, 02/15/31	475	484,060
5.15%, 02/20/34	443	458,531
5.30%, 05/09/35	625	646,917
Ford Motor Co.
4.35%, 12/08/26	794	791,106
6.63%, 10/01/28	283	299,887
7.45%, 07/16/31(a)	600	662,483
3.25%, 02/12/32	1,600	1,394,300
6.10%, 08/19/32(a)	1,100	1,129,853
Ford Motor Credit Co. LLC
5.13%, 11/05/26	600	602,120
4.27%, 01/09/27	600	596,357
5.80%, 03/05/27	985	996,012
5.85%, 05/17/27	800	811,278
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
4.95%, 05/28/27	$1,000	$ 1,000,901
4.13%, 08/17/27	950	938,209
3.82%, 11/02/27	400	392,162
7.35%, 11/04/27	900	939,884
2.90%, 02/16/28	400	382,402
5.92%, 03/20/28(a)	400	408,607
6.80%, 05/12/28	1,000	1,039,380
6.80%, 11/07/28	860	898,689
2.90%, 02/10/29	400	372,759
5.80%, 03/08/29	1,000	1,016,972
5.11%, 05/03/29	900	896,346
5.30%, 09/06/29	600	601,038
5.88%, 11/07/29	600	611,885
7.35%, 03/06/30	600	642,548
7.20%, 06/10/30	500	535,244
5.73%, 09/05/30	1,000	1,013,765
4.00%, 11/13/30	1,100	1,032,411
6.05%, 03/05/31	700	716,304
3.63%, 06/17/31	800	727,156
6.05%, 11/05/31	800	818,359
6.53%, 03/19/32(a)	500	521,984
7.12%, 11/07/33	945	1,016,288
6.13%, 03/08/34(a)	1,050	1,061,118
6.50%, 02/07/35(a)	800	827,793
General Motors Co.
4.20%, 10/01/27(a)	487	486,828
6.80%, 10/01/27	696	725,531
5.35%, 04/15/28	441	451,462
5.00%, 10/01/28	440	447,593
5.40%, 10/15/29	665	687,841
5.63%, 04/15/30	275	286,251
5.60%, 10/15/32	850	886,149
5.00%, 04/01/35	500	490,763
6.25%, 04/15/35	500	531,348
General Motors Financial Co., Inc.
4.35%, 01/17/27	735	735,669
2.35%, 02/26/27	629	613,790
5.00%, 04/09/27	800	807,670
5.40%, 05/08/27	764	776,337
5.00%, 07/15/27	275	278,229
5.35%, 07/15/27	735	747,687
2.70%, 08/20/27	585	569,315
3.85%, 01/05/28	284	281,400
6.00%, 01/09/28(a)	588	608,390
5.05%, 04/04/28	800	813,542
2.40%, 04/10/28	630	602,356
5.80%, 06/23/28	765	792,437
2.40%, 10/15/28	802	761,477
4.20%, 10/27/28(a)	625	623,896
5.80%, 01/07/29	1,032	1,074,729
5.65%, 01/17/29	463	479,391
4.30%, 04/06/29	750	746,999
5.55%, 07/15/29	913	945,802
4.90%, 10/06/29	1,125	1,141,448
5.35%, 01/07/30	695	714,985
5.85%, 04/06/30(a)	765	802,494
3.60%, 06/21/30	735	704,945
5.45%, 07/15/30(a)	275	284,895
2.35%, 01/08/31	750	669,794
5.75%, 02/08/31	636	665,941
2.70%, 06/10/31	638	574,458
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Financial Co., Inc. (continued)
5.60%, 06/18/31	$668	$ 695,075
3.10%, 01/12/32	934	846,247
5.63%, 04/04/32(a)	250	259,471
6.40%, 01/09/33	550	592,265
6.10%, 01/07/34	768	811,441
5.95%, 04/04/34	620	648,997
5.45%, 09/06/34	425	429,963
5.90%, 01/07/35	775	807,649
6.15%, 07/15/35	275	289,999
Honda Motor Co. Ltd.
2.53%, 03/10/27	516	505,375
4.44%, 07/08/28	575	578,752
4.69%, 07/08/30	575	580,530
2.97%, 03/10/32	537	490,658
5.34%, 07/08/35	675	692,845
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	942	1,120,493
PACCAR Financial Corp.
5.20%, 11/09/26	375	380,087
2.00%, 02/04/27(a)	225	219,828
5.00%, 05/13/27	250	254,238
4.25%, 06/23/27	225	226,537
4.45%, 08/06/27	325	328,606
4.60%, 01/10/28	200	203,024
4.55%, 03/03/28	325	330,077
4.00%, 08/08/28	125	125,436
4.60%, 01/31/29	525	535,585
4.00%, 09/26/29	200	200,076
4.55%, 05/08/30	200	203,563
5.00%, 03/22/34	375	388,018
Series R, 4.50%, 11/25/26	215	216,437
Toyota Motor Corp.
4.19%, 06/30/27	300	301,462
5.12%, 07/13/28	700	720,431
3.67%, 07/20/28	278	276,980
2.76%, 07/02/29	120	114,714
4.45%, 06/30/30(a)	650	657,486
2.36%, 03/25/31(a)	413	376,909
5.12%, 07/13/33(a)	175	182,931
5.05%, 06/30/35	350	360,112
Toyota Motor Credit Corp.
5.40%, 11/20/26	440	446,507
4.60%, 01/08/27(a)	275	277,274
3.20%, 01/11/27	500	495,647
1.90%, 01/13/27	515	502,963
3.05%, 03/22/27	829	819,701
4.50%, 05/14/27	500	504,691
1.15%, 08/13/27	150	143,043
4.55%, 09/20/27	500	506,115
4.35%, 10/08/27(a)	892	899,518
5.45%, 11/10/27	450	463,195
3.05%, 01/11/28	278	272,838
4.63%, 01/12/28	652	661,252
1.90%, 04/06/28	411	392,409
4.05%, 09/05/28	400	401,126
5.25%, 09/11/28	416	430,381
4.65%, 01/05/29	607	618,323
3.65%, 01/08/29	179	177,110
5.05%, 05/16/29	712	734,264
4.45%, 06/29/29	806	815,339
4.55%, 08/09/29	675	685,765
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Credit Corp. (continued)
4.95%, 01/09/30	$275	$ 283,492
2.15%, 02/13/30(a)	413	381,714
3.38%, 04/01/30	529	513,123
4.80%, 05/15/30	470	481,815
4.55%, 05/17/30	380	386,115
5.55%, 11/20/30	614	651,492
1.65%, 01/10/31	706	620,897
5.10%, 03/21/31	575	597,100
1.90%, 09/12/31(a)	379	331,801
4.60%, 10/10/31	400	405,611
2.40%, 01/13/32	350	313,382
4.65%, 09/03/32	400	403,792
4.70%, 01/12/33	478	485,247
4.80%, 01/05/34	479	488,140
5.35%, 01/09/35	535	561,871
Series B, 5.00%, 03/19/27	623	632,205
		97,202,628
Banks — 26.0%
African Development Bank
4.63%, 01/04/27	2,100	2,120,127
4.38%, 03/14/28	1,200	1,219,318
Asian Development Bank
3.75%, 04/25/28	1,500	1,503,688
4.50%, 08/25/28(a)	1,900	1,943,551
4.00%, 01/12/33	1,300	1,301,600
3.88%, 06/14/33	1,000	991,582
4.13%, 01/12/34	1,300	1,307,472
Asian Infrastructure Investment Bank, 4.13%, 01/18/29	2,000	2,027,076
Associated Banc-Corp., (1-day SOFR + 3.03%), 6.46%, 08/29/30(b)	100	103,755
Australia & New Zealand Banking Group Ltd.
4.42%, 12/16/26	500	502,577
4.75%, 01/18/27	750	757,505
4.90%, 07/16/27	380	386,311
3.92%, 09/30/27	500	500,300
4.36%, 06/18/28	250	252,784
4.62%, 12/16/29	500	510,858
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	600	620,533
(1-year CMT + 1.95%), 6.03%, 03/13/35(b)	600	638,555
(1-year CMT + 2.70%), 6.14%, 09/14/28(a)(b)	400	413,406
(1-year CMT + 3.30%), 7.88%, 11/15/34(b)	400	466,118
Banco Santander SA
4.25%, 04/11/27	400	400,257
5.29%, 08/18/27	1,000	1,017,987
3.80%, 02/23/28	1,000	990,198
4.38%, 04/12/28	800	802,134
5.59%, 08/08/28	800	829,246
6.61%, 11/07/28	1,000	1,067,367
3.31%, 06/27/29	600	580,824
5.57%, 01/17/30	600	625,469
3.49%, 05/28/30	800	768,659
11/06/30(c)	400	400,217
2.75%, 12/03/30	800	725,885
2.96%, 03/25/31	600	555,742
5.44%, 07/15/31	1,150	1,205,917
6.92%, 08/08/33	1,200	1,331,759
6.94%, 11/07/33	800	917,444
6.35%, 03/14/34	600	645,346
6.03%, 01/17/35	800	858,278

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA (continued)
11/06/35(c)	$400	$ 400,541
(1-year CMT + 0.95%), 5.37%, 07/15/28(b)	800	815,134
(1-year CMT + 1.25%), 5.55%, 03/14/28(b)	800	812,901
(1-year CMT + 1.45%), 5.54%, 03/14/30(b)	800	827,435
(1-year CMT + 1.60%), 3.23%, 11/22/32(b)	800	728,989
(1-year CMT + 1.65%), 6.53%, 11/07/27(b)	600	613,698
(1-year CMT + 2.00%), 4.18%, 03/24/28(b)	800	798,691
Bank of America Corp.
3.25%, 10/21/27	1,961	1,935,312
(1-day SOFR + 0.83%), 4.98%, 01/24/29(b)	1,500	1,525,954
(1-day SOFR + 1.00%), 5.16%, 01/24/31(b)	1,705	1,760,199
(1-day SOFR + 1.05%), 2.55%, 02/04/28(b)	766	751,075
(1-day SOFR + 1.06%), 2.09%, 06/14/29(b)	1,859	1,765,206
(1-day SOFR + 1.11%), 4.62%, 05/09/29(b)	1,740	1,759,721
(1-day SOFR + 1.21%), 2.57%, 10/20/32(b)	2,228	2,003,868
(1-day SOFR + 1.22%), 2.30%, 07/21/32(b)	2,350	2,090,701
(1-day SOFR + 1.31%), 5.51%, 01/24/36(b)	2,220	2,323,170
(1-day SOFR + 1.32%), 2.69%, 04/22/32(b)	3,267	2,985,839
(1-day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,518	2,295,877
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,609	1,435,051
(1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,759	1,576,359
(1-day SOFR + 1.57%), 5.82%, 09/15/29(b)	1,532	1,599,588
(1-day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,618	1,622,800
(1-day SOFR + 1.63%), 5.20%, 04/25/29(b)	2,040	2,089,081
(1-day SOFR + 1.64%), 5.46%, 05/09/36(b)	1,190	1,244,408
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)	2,979	3,112,686
(1-day SOFR + 1.70%), 5.74%, 02/12/36(b)	1,445	1,503,792
(1-day SOFR + 1.74%), 5.52%, 10/25/35(b)	2,200	2,257,270
(1-day SOFR + 1.83%), 4.57%, 04/27/33(b)	2,507	2,503,300
(1-day SOFR + 1.84%), 5.87%, 09/15/34(b)	2,500	2,679,443
(1-day SOFR + 1.91%), 5.29%, 04/25/34(b)	3,080	3,185,677
(1-day SOFR + 1.91%), 5.43%, 08/15/35(b)	1,600	1,633,693
(1-day SOFR + 1.99%), 6.20%, 11/10/28(b)	1,275	1,326,193
(1-day SOFR + 2.04%), 4.95%, 07/22/28(b)	2,055	2,082,554
(1-day SOFR + 2.15%), 2.59%, 04/29/31(b)	1,900	1,766,573
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)	3,176	3,251,636
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(b)	2,203	2,044,483
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(b)	3,651	3,595,995
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(b)	1,513	1,505,818
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(b)	1,614	1,556,470
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(b)	1,327	1,260,338
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(b)	1,859	1,846,213
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(b)	1,817	1,823,882
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(b)	1,613	1,598,739
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(b)	1,429	1,419,647
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(b)	1,659	1,652,555
(5-year CMT + 1.20%), 2.48%, 09/21/36(b)	1,229	1,070,673
(5-year CMT + 2.00%), 3.85%, 03/08/37(b)	1,600	1,501,007
Series L, 4.18%, 11/25/27	829	829,214
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,288,179
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
5.27%, 12/11/26	$674	$ 682,701
2.65%, 03/08/27	787	773,253
5.37%, 06/04/27(a)	400	408,708
5.20%, 02/01/28	740	757,837
5.72%, 09/25/28	700	730,622
5.51%, 06/04/31	528	555,764
(1-day SOFR + 1.25%), 4.64%, 09/10/30(b)	545	551,251
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(a)(b)	410	417,631
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(b)	500	499,242
(1-day SOFR Index + 1.08%), 4.35%, 09/22/31(a)(b)	650	647,732
(5-year CMT + 1.40%), 3.09%, 01/10/37(a)(b)	734	655,706
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(b)	733	720,294
Series H, 4.70%, 09/14/27(a)	700	708,375
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(b)	760	772,457
Bank of New York Mellon Corp.
2.05%, 01/26/27(a)	329	321,764
3.25%, 05/16/27	620	613,747
3.40%, 01/29/28	563	557,159
3.85%, 04/28/28	343	343,359
1.65%, 07/14/28	225	212,459
3.00%, 10/30/28	375	363,905
3.85%, 04/26/29(a)	472	470,982
3.30%, 08/23/29	529	512,421
1.65%, 01/28/31	575	506,157
1.80%, 07/28/31	229	201,443
2.50%, 01/26/32(a)	413	373,633
(1-day SOFR + 0.68%), 4.44%, 06/09/28(b)	494	497,083
(1-day SOFR + 0.84%), 4.89%, 07/21/28(b)	525	532,538
(1-day SOFR + 0.89%), 4.94%, 02/11/31(b)	751	771,490
(1-day SOFR + 1.09%), 4.98%, 03/14/30(a)(b)	800	821,138
(1-day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	99,938
(1-day SOFR + 1.17%), 4.54%, 02/01/29(b)	700	707,531
(1-day SOFR + 1.23%), 5.06%, 07/22/32(b)	525	542,492
(1-day SOFR + 1.25%), 5.23%, 11/20/35(b)	475	491,687
(1-day SOFR + 1.35%), 5.32%, 06/06/36(a)(b)	500	517,675
(1-day SOFR + 1.42%), 4.29%, 06/13/33(b)	500	493,001
(1-day SOFR + 1.42%), 5.19%, 03/14/35(b)	600	617,823
(1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	300	301,263
(1-day SOFR + 1.60%), 6.32%, 10/25/29(b)	575	611,272
(1-day SOFR + 1.76%), 4.60%, 07/26/30(b)	300	304,750
(1-day SOFR + 1.77%), 5.61%, 07/21/39(b)	300	313,811
(1-day SOFR + 1.85%), 6.47%, 10/25/34(b)	825	920,233
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(b)	490	506,450
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(b)	712	766,136
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(b)	575	570,998
Series J, 1.90%, 01/25/29	250	234,301
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(b)	740	754,043
Bank of Nova Scotia
5.35%, 12/07/26	732	741,975
1.95%, 02/02/27	429	418,502
2.95%, 03/11/27	372	366,834
5.40%, 06/04/27	549	560,914
5.25%, 06/12/28	360	370,788
5.45%, 08/01/29	475	494,641
4.85%, 02/01/30	900	919,894
2.15%, 08/01/31	329	291,684
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (continued)
2.45%, 02/02/32	$553	$ 492,087
5.65%, 02/01/34	550	584,959
(1-day SOFR + 0.76%), 4.04%, 09/15/28(b)	300	299,386
(1-day SOFR + 0.89%), 4.93%, 02/14/29(b)	864	878,249
(1-day SOFR + 1.00%), 4.40%, 09/08/28(b)	683	686,637
(1-day SOFR + 1.07%), 5.13%, 02/14/31(b)	750	770,406
(1-day SOFR + 1.09%), 4.34%, 09/15/31(b)	600	596,490
(1-day SOFR + 1.44%), 4.74%, 11/10/32(b)	475	480,218
(5-year CMT + 2.05%), 4.59%, 05/04/37(b)	664	645,468
BankUnited, Inc., 5.13%, 06/11/30	150	149,518
Barclays PLC
4.34%, 01/10/28	700	700,241
4.84%, 05/09/28	1,178	1,183,653
(1-day SOFR + 0.96%), 5.09%, 02/25/29(b)	800	813,495
(1-day SOFR + 1.08%), 4.48%, 11/11/29(b)	950	951,645
(1-day SOFR + 1.23%), 5.37%, 02/25/31(b)	1,100	1,133,742
(1-day SOFR + 1.34%), 4.84%, 09/10/28(b)	600	606,065
(1-day SOFR + 1.49%), 5.67%, 03/12/28(b)	800	814,569
(1-day SOFR + 1.56%), 4.94%, 09/10/30(b)	1,000	1,015,895
(1-day SOFR + 1.59%), 5.79%, 02/25/36(a)(b)	1,200	1,254,690
(1-day SOFR + 1.74%), 5.69%, 03/12/30(b)	1,200	1,246,012
(1-day SOFR + 1.91%), 5.34%, 09/10/35(a)(b)	1,200	1,215,536
(1-day SOFR + 2.22%), 6.49%, 09/13/29(b)	650	686,524
(1-day SOFR + 2.62%), 6.69%, 09/13/34(b)	1,000	1,105,370
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	1,300	1,399,198
(1-day SOFR + 3.57%), 7.12%, 06/27/34(b)	900	1,006,632
(1-year CMT + 1.05%), 2.28%, 11/24/27(b)	878	860,118
(1-year CMT + 1.20%), 2.67%, 03/10/32(b)	810	734,181
(1-year CMT + 1.30%), 2.89%, 11/24/32(b)	600	542,430
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)	1,000	921,178
(1-year CMT + 2.65%), 5.50%, 08/09/28(b)	1,100	1,122,242
(1-year CMT + 3.00%), 5.75%, 08/09/33(b)	600	630,879
(1-year CMT + 3.30%), 7.39%, 11/02/28(a)(b)	900	952,774
(1-year CMT + 3.50%), 7.44%, 11/02/33(b)	1,200	1,376,254
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(b)	1,195	1,212,281
(3-mo. SOFR US + 3.32%), 5.09%, 06/20/30(b)	1,078	1,092,836
(5-year CMT + 2.90%), 3.56%, 09/23/35(b)	678	635,581
BPCE SA, 3.38%, 12/02/26	400	396,823
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	650	645,492
5.24%, 06/28/27(a)	1,100	1,121,099
5.00%, 04/28/28	572	584,344
5.99%, 10/03/28(a)	250	262,660
5.26%, 04/08/29	800	827,011
3.60%, 04/07/32	664	630,738
6.09%, 10/03/33	650	707,157
(1-day SOFR + 0.72%), 4.86%, 01/13/28(b)	550	554,408
(1-day SOFR + 1.03%), 4.86%, 03/30/29(b)	834	846,621
(1-day SOFR + 1.11%), 5.25%, 01/13/31(b)	675	696,869
(1-day SOFR + 1.34%), 4.63%, 09/11/30(b)	525	530,755
(1-day SOFR Index + 0.60%), 4.24%, 09/08/28(b)	600	600,606
(1-day SOFR Index + 1.17%), 4.58%, 09/08/31(a)(b)	600	601,997
Capital One NA
Series BKNT, 4.65%, 09/13/28	350	353,922
Series BKNT, 2.70%, 02/06/30	300	280,915
Citibank N.A.
5.80%, 09/29/28(a)	1,150	1,204,990
4.84%, 08/06/29	950	972,383
(1-day SOFR + 0.71%), 4.88%, 11/19/27(b)	1,500	1,510,496
Series BKNT, 5.49%, 12/04/26	1,500	1,521,938
Security	Par (000)	Value
Banks (continued)
Citibank N.A. (continued)
Series BKNT, 5.57%, 04/30/34	$1,210	$ 1,283,135
Citibank NA
Class BN, 4.58%, 05/29/27	1,500	1,513,275
Class BN, 4.91%, 05/29/30	2,080	2,139,280
Citigroup, Inc.
4.30%, 11/20/26	645	645,698
4.45%, 09/29/27	2,541	2,548,668
4.13%, 07/25/28	1,138	1,136,657
6.63%, 06/15/32	526	583,497
5.88%, 02/22/33(a)	300	319,763
6.00%, 10/31/33	600	645,028
(1-day SOFR + 0.87%), 4.79%, 03/04/29(a)(b)	1,750	1,772,601
(1-day SOFR + 1.14%), 4.64%, 05/07/28(b)	1,497	1,506,616
(1-day SOFR + 1.15%), 2.67%, 01/29/31(b)	1,429	1,332,108
(1-day SOFR + 1.17%), 4.50%, 09/11/31(b)	1,855	1,857,344
(1-day SOFR + 1.17%), 2.56%, 05/01/32(b)	1,948	1,758,059
(1-day SOFR + 1.18%), 2.52%, 11/03/32(b)	1,200	1,067,555
(1-day SOFR + 1.28%), 3.07%, 02/24/28(b)	1,329	1,310,363
(1-day SOFR + 1.34%), 4.54%, 09/19/30(b)	1,875	1,885,874
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,913	1,746,416
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	1,420	1,457,209
(1-day SOFR + 1.42%), 2.98%, 11/05/30(b)	1,320	1,251,771
(1-day SOFR + 1.45%), 5.45%, 06/11/35(b)	1,500	1,556,373
(1-day SOFR + 1.46%), 4.95%, 05/07/31(b)	1,200	1,223,922
(1-day SOFR + 1.47%), 5.33%, 03/27/36(b)	1,550	1,587,189
(1-day SOFR + 1.49%), 5.17%, 09/11/36(b)	1,810	1,833,082
(1-day SOFR + 1.83%), 6.02%, 01/24/36(b)	1,955	2,045,795
(1-day SOFR + 1.89%), 4.66%, 05/24/28(b)	1,700	1,711,979
(1-day SOFR + 1.94%), 3.79%, 03/17/33(b)	1,877	1,785,373
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	1,625	1,688,240
(1-day SOFR + 2.09%), 4.91%, 05/24/33(b)	1,550	1,568,198
(1-day SOFR + 2.11%), 2.57%, 06/03/31(b)	2,143	1,975,886
(1-day SOFR + 2.34%), 6.27%, 11/17/33(b)	1,400	1,527,843
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)	1,935	2,055,100
(1-day SOFR + 3.91%), 4.41%, 03/31/31(b)	2,579	2,575,590
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(a)(b)	1,451	1,432,497
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(a)(b)	1,300	1,296,794
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(b)	2,273	2,247,148
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(b)	1,554	1,540,500
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(b)	1,490	1,484,191
(5-year CMT + 1.28%), 5.59%, 11/19/34(b)	802	820,729
(5-year CMT + 1.73%), 5.41%, 09/19/39(b)	700	702,510
Citizens Bank NA/Providence RI, (1-day SOFR + 2.00%), 4.58%, 08/09/28(b)	600	603,308
Citizens Financial Group, Inc.
2.50%, 02/06/30	279	256,481
3.25%, 04/30/30	550	520,985
2.64%, 09/30/32	400	342,159
(1-day SOFR + 1.26%), 5.25%, 03/05/31(b)	475	485,246
(1-day SOFR + 1.91%), 5.72%, 07/23/32(b)	725	756,124
(1-day SOFR + 2.01%), 5.84%, 01/23/30(b)	792	823,171
(1-day SOFR + 2.33%), 6.65%, 04/25/35(b)	450	492,976
(5-year CMT + 2.75%), 5.64%, 05/21/37(b)	200	202,174
Comerica Bank, (1-day SOFR + 2.61%), 5.33%, 08/25/33(b)	250	251,419

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Comerica, Inc.
4.00%, 02/01/29(a)	$429	$ 424,359
(1-day SOFR + 2.16%), 5.98%, 01/30/30(b)	548	570,041
Commonwealth Bank of Australia
4.58%, 11/27/26	1,000	1,006,963
4.42%, 03/14/28	500	505,988
4.15%, 10/01/30	380	380,933
Cooperatieve Rabobank UA
5.04%, 03/05/27	500	507,387
4.37%, 05/27/27	250	251,882
4.88%, 01/21/28	250	255,359
3.96%, 10/17/28	250	250,137
4.80%, 01/09/29	250	255,711
4.49%, 10/17/29	500	508,393
Corp. Andina de Fomento, 5.00%, 01/24/29	1,200	1,235,785
Deutsche Bank AG
5.41%, 05/10/29	480	498,820
(1-day SOFR + 1.22%), 2.31%, 11/16/27(b)	1,067	1,045,230
(1-day SOFR + 1.30%), 4.95%, 08/04/31(b)	1,075	1,085,090
(1-day SOFR + 1.32%), 2.55%, 01/07/28(b)	748	732,410
(1-day SOFR + 1.59%), 5.71%, 02/08/28(b)	600	609,927
(1-day SOFR + 1.70%), 5.00%, 09/11/30(b)	1,000	1,013,478
(1-day SOFR + 1.72%), 5.30%, 05/09/31(b)	900	920,894
(1-day SOFR + 1.72%), 3.04%, 05/28/32(b)	655	599,297
(1-day SOFR + 2.05%), 5.40%, 09/11/35(b)	1,000	1,016,887
(1-day SOFR + 2.26%), 3.74%, 01/07/33(b)	750	692,694
(1-day SOFR + 2.51%), 6.82%, 11/20/29(b)	750	800,453
(1-day SOFR + 2.76%), 3.73%, 01/14/32(b)	650	611,699
(1-day SOFR + 3.04%), 3.55%, 09/18/31(b)	959	910,506
(1-day SOFR + 3.18%), 6.72%, 01/18/29(b)	1,150	1,205,323
(1-day SOFR + 3.65%), 7.08%, 02/10/34(b)	850	931,999
(1-day SOFR + 5.44%), 5.88%, 07/08/31(b)	400	414,495
(5-year USD SOFR ICE Swap + 2.55%), 4.88%, 12/01/32(b)	550	550,046
(1-day SOFR + 1.21%), 5.37%, 01/10/29(a)(b)	750	765,077
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,000	1,015,785
European Investment Bank
3.88%, 03/15/28	2,800	2,815,404
4.50%, 10/16/28	2,400	2,457,514
4.00%, 02/15/29	3,500	3,536,269
3.63%, 07/15/30	3,200	3,184,061
3.75%, 02/14/33	3,000	2,961,487
Fifth Third Bancorp
2.55%, 05/05/27	471	460,146
3.95%, 03/14/28	500	497,296
(1-day SOFR + 0.69%), 1.71%, 11/01/27(b)	329	320,557
(1-day SOFR + 1.36%), 4.06%, 04/25/28(b)	279	278,143
(1-day SOFR + 1.49%), 4.90%, 09/06/30(b)	400	405,380
(1-day SOFR + 1.66%), 4.34%, 04/25/33(a)(b)	479	465,751
(1-day SOFR + 1.84%), 5.63%, 01/29/32(b)	540	564,651
(1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	762	800,961
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(b)	670	676,381
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(b)	384	399,232
Fifth Third Bank N.A.
(1-day SOFR + 0.81%), 4.97%, 01/28/28(b)	595	600,279
Series BKNT, 2.25%, 02/01/27	350	341,782
First Citizens BancShares, Inc.(b)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	972	982,992
(5-year CMT + 1.97%), 6.25%, 03/12/40	456	462,103
First Horizon Bank, Series BKNT, 5.75%, 05/01/30	250	257,981
First Horizon Corp., (1-day SOFR + 1.77%), 5.51%, 03/07/31(b)	304	313,227
Security	Par (000)	Value
Banks (continued)
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	$225	$ 232,970
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(b)	295	300,444
Goldman Sachs Group, Inc.
3.50%, 11/16/26	1,659	1,651,239
5.95%, 01/15/27	463	473,330
3.85%, 01/26/27	1,959	1,952,546
2.60%, 02/07/30	1,309	1,226,168
3.80%, 03/15/30	1,634	1,606,527
6.13%, 02/15/33	518	567,677
(1-day SOFR + 0.90%), 4.15%, 10/21/29(b)	1,650	1,644,436
(1-day SOFR + 1.06%), 4.37%, 10/21/31(b)	1,950	1,943,044
(1-day SOFR + 1.08%), 5.21%, 01/28/31(b)	1,400	1,444,376
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,710	1,513,089
(1-day SOFR + 1.11%), 2.64%, 02/24/28(b)	1,993	1,953,612
(1-day SOFR + 1.14%), 4.69%, 10/23/30(b)	1,420	1,437,191
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)	1,600	1,638,055
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	2,719	2,423,067
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)	1,981	1,780,131
(1-day SOFR + 1.27%), 5.73%, 04/25/30(b)	1,495	1,562,387
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)	2,418	2,195,469
(1-day SOFR + 1.32%), 4.94%, 04/23/28(b)	1,567	1,584,153
(1-day SOFR + 1.33%), 4.94%, 10/21/36(b)	2,250	2,238,470
(1-day SOFR + 1.38%), 5.54%, 01/28/36(b)	1,900	1,979,088
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)	2,844	2,608,430
(1-day SOFR + 1.42%), 5.02%, 10/23/35(b)	2,265	2,279,429
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)	1,435	1,528,049
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)	1,950	2,005,846
(1-day SOFR + 1.58%), 5.22%, 04/23/31(b)	2,275	2,348,707
(1-day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,653	1,661,660
(1-day SOFR + 1.77%), 6.48%, 10/24/29(b)	1,626	1,727,448
(1-day SOFR + 1.85%), 3.62%, 03/15/28(b)	2,221	2,204,548
(1-day SOFR + 1.95%), 6.56%, 10/24/34(b)	800	894,173
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(b)	1,659	1,643,436
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	2,279	2,280,163
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(b)	1,873	1,859,558
HSBC Bank USA NA, Series BKNT, 5.88%, 11/01/34	250	265,351
HSBC Holdings PLC
4.38%, 11/23/26	600	600,812
4.95%, 03/31/30	1,586	1,625,731
(1-day SOFR + 1.03%), 4.90%, 03/03/29(b)	900	912,162
(1-day SOFR + 1.04%), 5.13%, 11/19/28(b)	900	914,961
(1-day SOFR + 1.06%), 5.60%, 05/17/28(b)	955	973,492
(1-day SOFR + 1.10%), 2.25%, 11/22/27(b)	800	783,631
11/06/31(b)(c)	800	800,932
(1-day SOFR + 1.19%), 2.80%, 05/24/32(b)	1,864	1,696,187
(1-day SOFR + 1.29%), 2.21%, 08/17/29(b)	1,250	1,181,101
(1-day SOFR + 1.29%), 5.29%, 11/19/30(b)	1,450	1,495,384
(1-day SOFR + 1.29%), 5.13%, 03/03/31(b)	1,320	1,350,788
(1-day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	1,182,873
11/06/36(b)(c)	800	799,706
(1-day SOFR + 1.46%), 5.55%, 03/04/30(b)	800	828,961
(1-day SOFR + 1.52%), 5.73%, 05/17/32(b)	800	841,699
(1-day SOFR + 1.56%), 5.45%, 03/03/36(b)	1,400	1,442,846
(1-day SOFR + 1.57%), 5.24%, 05/13/31(b)	1,400	1,440,481
(1-day SOFR + 1.73%), 2.01%, 09/22/28(b)	1,278	1,227,463
(1-day SOFR + 1.78%), 5.72%, 03/04/35(b)	800	843,971
(1-day SOFR + 1.88%), 5.79%, 05/13/36(b)	1,200	1,265,850
(1-day SOFR + 1.90%), 5.87%, 11/18/35(b)	1,150	1,195,371
(1-day SOFR + 1.95%), 2.36%, 08/18/31(b)	1,000	906,898
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 1.96%), 5.74%, 09/10/36(b)	$1,000	$ 1,021,948
(1-day SOFR + 1.97%), 6.16%, 03/09/29(b)	1,550	1,613,836
(1-day SOFR + 2.11%), 4.76%, 06/09/28(b)	1,500	1,511,800
(1-day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,010	940,768
(1-day SOFR + 2.39%), 6.25%, 03/09/34(b)	1,000	1,089,120
(1-day SOFR + 2.53%), 4.76%, 03/29/33(b)	1,335	1,329,301
(1-day SOFR + 2.61%), 5.21%, 08/11/28(b)	1,500	1,524,094
(1-day SOFR + 2.87%), 5.40%, 08/11/33(b)	1,650	1,711,547
(1-day SOFR + 2.98%), 6.55%, 06/20/34(b)	1,200	1,298,763
(1-day SOFR + 3.02%), 7.40%, 11/13/34(b)	1,170	1,335,850
(1-day SOFR + 4.25%), 8.11%, 11/03/33(b)	1,400	1,642,472
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(b)	2,289	2,302,704
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(b)	1,689	1,683,761
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(b)	2,039	2,009,130
(1-day SOFR + 3.35%), 7.39%, 11/03/28(b)	1,805	1,910,691
HSBC USA, Inc.
5.29%, 03/04/27	635	645,339
4.65%, 06/03/28(a)	600	607,894
Huntington Bancshares, Inc.
2.55%, 02/04/30	440	407,622
(1-day SOFR + 1.28%), 5.27%, 01/15/31(a)(b)	706	727,000
(1-day SOFR + 1.97%), 4.44%, 08/04/28(b)	450	451,427
(1-day SOFR + 2.02%), 6.21%, 08/21/29(b)	600	629,723
(1-day SOFR + 2.05%), 5.02%, 05/17/33(b)	200	201,162
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(b)	1,050	1,090,570
(5-year CMT + 1.17%), 2.49%, 08/15/36(b)	324	277,748
(5-year CMT + 1.70%), 6.14%, 11/18/39(b)	350	362,323
Huntington National Bank
5.65%, 01/10/30	400	417,901
(1-day SOFR + 0.72%), 4.87%, 04/12/28(b)	500	504,389
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(b)	500	502,304
Independent Bank Corp., (3-mo. CME Term SOFR + 3.53%), 7.25%, 04/01/35(b)	100	103,749
ING Groep NV
3.95%, 03/29/27	1,000	997,570
4.55%, 10/02/28	878	887,689
4.05%, 04/09/29	678	673,176
(1-day SOFR + 1.01%), 4.86%, 03/25/29(b)	400	405,312
(1-day SOFR + 1.32%), 2.73%, 04/01/32(b)	450	412,654
(1-day SOFR + 1.44%), 5.34%, 03/19/30(b)	800	824,726
(1-day SOFR + 1.61%), 5.53%, 03/25/36(b)	660	686,165
(1-day SOFR + 1.77%), 5.55%, 03/19/35(b)	1,000	1,041,712
(1-day SOFR + 1.83%), 4.02%, 03/28/28(b)	789	786,726
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)	600	587,617
(1-day SOFR + 2.09%), 6.11%, 09/11/34(b)	800	865,399
(1-day SOFR Index + 1.23%), 5.07%, 03/25/31(b)	600	614,730
Inter-American Development Bank
4.38%, 02/01/27(a)	1,000	1,007,302
4.00%, 01/12/28	1,300	1,309,585
4.13%, 02/15/29	2,400	2,433,712
3.50%, 04/12/33(a)	1,400	1,355,731
4.50%, 09/13/33	1,300	1,340,680
Inter-American Investment Corp., 4.75%, 09/19/28	200	205,243
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	702,378
3.50%, 07/12/28	2,500	2,490,691
4.63%, 08/01/28	2,000	2,050,795
3.88%, 02/14/30(a)	3,000	3,017,539
Security	Par (000)	Value
Banks (continued)
International Bank for Reconstruction & Development (continued)
4.00%, 07/25/30	$2,300	$ 2,323,891
4.00%, 01/10/31	3,300	3,331,395
4.75%, 11/14/33	1,600	1,677,995
International Finance Corp.
4.38%, 01/15/27(a)	1,000	1,006,896
4.50%, 07/13/28	1,100	1,123,983
JPMorgan Chase & Co.
4.13%, 12/15/26	989	989,655
4.25%, 10/01/27	813	817,452
3.63%, 12/01/27	829	821,947
(1-day SOFR + 0.80%), 4.92%, 01/24/29(b)	995	1,012,400
(1-day SOFR + 0.86%), 4.51%, 10/22/28(b)	1,700	1,712,564
(1-day SOFR + 0.93%), 5.57%, 04/22/28(b)	1,150	1,173,632
(1-day SOFR + 0.93%), 4.98%, 07/22/28(b)	1,030	1,044,800
(1-day SOFR + 0.93%), 4.26%, 10/22/31(b)	1,245	1,240,745
(1-day SOFR + 1.01%), 5.14%, 01/24/31(b)	1,505	1,555,276
(1-day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,210	1,150,309
(1-day SOFR + 1.04%), 4.60%, 10/22/30(b)	1,700	1,722,303
(1-day SOFR + 1.07%), 1.95%, 02/04/32(b)	2,059	1,822,807
(1-day SOFR + 1.13%), 5.00%, 07/22/30(b)	1,725	1,769,027
(1-day SOFR + 1.16%), 5.58%, 04/22/30(b)	1,950	2,035,154
(1-day SOFR + 1.17%), 2.95%, 02/24/28(b)	1,034	1,018,564
(1-day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,872	1,684,803
(1-day SOFR + 1.19%), 5.04%, 01/23/28(b)	1,571	1,587,364
(1-day SOFR + 1.19%), 4.81%, 10/22/36(b)	1,885	1,878,705
(1-day SOFR + 1.26%), 2.96%, 01/25/33(b)	2,457	2,248,602
(1-day SOFR + 1.31%), 5.01%, 01/23/30(b)	1,550	1,587,504
(1-day SOFR + 1.32%), 5.50%, 01/24/36(b)	1,705	1,787,372
(1-day SOFR + 1.34%), 4.95%, 10/22/35(b)	1,960	1,978,931
(1-day SOFR + 1.44%), 5.10%, 04/22/31(a)(b)	1,290	1,332,326
(1-day SOFR + 1.45%), 5.30%, 07/24/29(b)	1,245	1,281,713
(1-day SOFR + 1.46%), 5.29%, 07/22/35(b)	2,425	2,506,531
(1-day SOFR + 1.49%), 5.77%, 04/22/35(b)	1,770	1,888,006
(1-day SOFR + 1.56%), 4.32%, 04/26/28(b)	1,798	1,803,663
(1-day SOFR + 1.57%), 6.09%, 10/23/29(b)	1,425	1,502,252
(1-day SOFR + 1.62%), 5.34%, 01/23/35(b)	1,876	1,944,652
(1-day SOFR + 1.64%), 5.58%, 07/23/36(b)	2,485	2,575,125
(1-day SOFR + 1.68%), 5.57%, 04/22/36(a)(b)	2,110	2,224,005
(1-day SOFR + 1.75%), 4.57%, 06/14/30(a)(b)	1,250	1,263,124
(1-day SOFR + 1.80%), 4.59%, 04/26/33(b)	1,598	1,602,245
(1-day SOFR + 1.81%), 6.25%, 10/23/34(b)	1,724	1,897,643
(1-day SOFR + 1.85%), 5.35%, 06/01/34(b)	2,815	2,939,367
(1-day SOFR + 1.89%), 2.18%, 06/01/28(b)	1,000	970,823
(1-day SOFR + 1.99%), 4.85%, 07/25/28(b)	2,600	2,631,821
(1-day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,605	1,491,913
(1-day SOFR + 2.08%), 4.91%, 07/25/33(b)	3,188	3,253,646
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)	2,102	2,229,232
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)	829	733,433
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(b)	1,529	1,509,158
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(b)	2,342	2,132,202
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(b)	1,319	1,315,142
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(b)	1,529	1,503,303
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(b)	2,791	2,637,740

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(b)	$1,749	$ 1,751,172
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(a)(b)	2,105	2,122,957
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(b)	1,909	1,900,726
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(b)	1,450	1,437,515
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(b)	2,091	1,964,708
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(b)	1,959	1,977,790
JPMorgan Chase Bank N.A., Class BN, 5.11%, 12/08/26	1,500	1,517,854
KeyBank NA
Series BKNT, 6.95%, 02/01/28	550	579,688
Series BKNT, 3.90%, 04/13/29	261	255,456
Series BKNT, 4.90%, 08/08/32	550	543,622
KeyBank NA/Cleveland OH
5.00%, 01/26/33	450	452,484
Series BKNT, 5.85%, 11/15/27	500	514,605
Series BKNT, 4.39%, 12/14/27	250	251,004
KeyCorp, (1-day SOFR Index + 1.23%), 5.12%, 04/04/31(a)(b)	494	505,576
KeyCorp.
2.25%, 04/06/27	546	530,928
4.10%, 04/30/28	495	493,642
2.55%, 10/01/29	513	480,961
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)	546	543,046
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(b)	558	603,796
Kreditanstalt fuer Wiederaufbau
4.38%, 03/01/27	3,000	3,025,650
3.00%, 05/20/27(a)	2,700	2,672,530
4.00%, 06/28/27	2,000	2,010,638
3.50%, 08/27/27	2,000	1,994,785
3.75%, 02/15/28	1,650	1,654,129
2.88%, 04/03/28(a)	1,150	1,130,008
3.88%, 06/15/28	3,000	3,018,024
3.50%, 08/09/28	2,000	1,993,493
4.00%, 03/15/29(a)	3,000	3,031,807
1.75%, 09/14/29	1,243	1,157,160
4.63%, 03/18/30	1,995	2,067,604
3.75%, 07/15/30	3,000	3,002,044
0.75%, 09/30/30	789	683,931
4.75%, 10/29/30	1,500	1,567,058
4.13%, 07/15/33(a)	2,600	2,620,635
4.38%, 02/28/34(a)	2,000	2,047,857
Series GLOB, 3.88%, 05/15/28(a)	2,000	2,011,713
Landwirtschaftliche Rentenbank
4.63%, 04/17/29	1,000	1,030,030
4.13%, 05/28/30	955	970,574
0.88%, 09/03/30(a)	1,559	1,361,549
5.00%, 10/24/33	600	638,753
Series 37, 2.50%, 11/15/27	1,400	1,367,619
Lloyds Banking Group PLC
3.75%, 01/11/27	600	597,735
4.38%, 03/22/28	678	680,952
4.55%, 08/16/28	710	717,160
11/04/31(b)(c)	800	798,898
(1-year CMT + 0.83%), 4.82%, 06/13/29(b)	800	811,456
(1-year CMT + 0.85%), 5.09%, 11/26/28(b)	600	609,992
11/04/36(b)(c)	600	594,627
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC (continued)
(1-year CMT + 1.07%), 5.72%, 06/05/30(b)	$1,000	$ 1,046,321
(1-year CMT + 1.20%), 5.59%, 11/26/35(a)(b)	800	834,701
(1-year CMT + 1.38%), 5.46%, 01/05/28(b)	1,000	1,013,724
(1-year CMT + 1.60%), 6.07%, 06/13/36(b)	800	837,683
(1-year CMT + 1.70%), 5.87%, 03/06/29(b)	1,000	1,036,869
(1-year CMT + 1.75%), 5.68%, 01/05/35(b)	1,200	1,259,028
(1-year CMT + 1.80%), 3.75%, 03/18/28(b)	678	673,778
(1-year CMT + 2.30%), 4.98%, 08/11/33(a)(b)	900	913,400
(1-year CMT + 3.75%), 7.95%, 11/15/33(b)	500	582,323
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(b)	1,300	1,283,699
M&T Bank Corp.(b)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	145	146,574
(1-day SOFR + 1.40%), 5.18%, 07/08/31	486	496,140
(1-day SOFR + 1.61%), 5.39%, 01/16/36	1,120	1,135,064
(1-day SOFR + 1.85%), 5.05%, 01/27/34	500	500,893
(1-day SOFR + 2.26%), 6.08%, 03/13/32	466	492,689
(1-day SOFR + 2.80%), 7.41%, 10/30/29	400	433,207
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	451,634
(5-year CMT + 1.43%), 5.40%, 07/30/35	150	151,014
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	650	657,699
(1-day SOFR + 0.95%), 4.76%, 07/06/28(b)	500	504,196
Series BKNT, 3.40%, 08/17/27	250	246,219
Mitsubishi UFJ Financial Group, Inc.
3.68%, 02/22/27	590	587,736
3.29%, 07/25/27	529	522,886
3.96%, 03/02/28(a)	729	728,419
4.05%, 09/11/28(a)	640	640,173
3.74%, 03/07/29	1,159	1,145,325
3.20%, 07/18/29	1,300	1,253,244
2.56%, 02/25/30(a)	1,010	942,886
2.05%, 07/17/30	910	822,620
(1-year CMT + 0.78%), 5.20%, 01/16/31(b)	400	412,770
(1-year CMT + 0.80%), 4.53%, 09/12/31(b)	600	602,430
(1-year CMT + 0.82%), 5.26%, 04/17/30(b)	600	619,332
(1-year CMT + 0.83%), 2.34%, 01/19/28(b)	750	733,490
(1-year CMT + 0.93%), 5.19%, 09/12/36(b)	500	510,513
(1-year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	1,164,251
(1-year CMT + 0.95%), 5.57%, 01/16/36(b)	800	839,269
(1-year CMT + 0.97%), 2.49%, 10/13/32(b)	600	536,245
(1-year CMT + 1.00%), 5.43%, 04/17/35(b)	1,000	1,042,724
(1-year CMT + 1.10%), 2.85%, 01/19/33(b)	600	544,197
(1-year CMT + 1.17%), 5.16%, 04/24/31(b)	280	288,772
(1-year CMT + 1.27%), 5.62%, 04/24/36(b)	1,000	1,051,930
(1-year CMT + 1.30%), 4.08%, 04/19/28(b)	600	599,079
(1-year CMT + 1.38%), 5.42%, 02/22/29(b)	980	1,007,225
(1-year CMT + 1.53%), 5.48%, 02/22/31(b)	440	458,731
(1-year CMT + 1.55%), 4.32%, 04/19/33(b)	400	393,741
(1-year CMT + 1.63%), 5.44%, 02/22/34(b)	755	791,996
(1-year CMT + 1.70%), 5.24%, 04/19/29(b)	335	343,230
(1-year CMT + 1.90%), 5.35%, 09/13/28(b)	955	975,542
(1-year CMT + 1.95%), 5.02%, 07/20/28(b)	900	912,820
(1-year CMT + 1.97%), 5.41%, 04/19/34(b)	600	629,055
(1-year CMT + 2.13%), 5.13%, 07/20/33(b)	800	824,601
(1-year CMT + 2.13%), 5.47%, 09/13/33(b)	450	472,942
Mizuho Financial Group, Inc.
3.66%, 02/28/27	200	199,078
3.17%, 09/11/27	678	667,858
4.02%, 03/05/28	800	799,937
2.56%, 09/13/31	610	542,428
(1-year CMT + 0.82%), 5.10%, 05/13/31(b)	800	822,194
(1-year CMT + 0.87%), 2.17%, 05/22/32(b)	400	353,521
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
(1-year CMT + 0.90%), 2.26%, 07/09/32(a)(b)	$400	$ 354,178
(1-year CMT + 0.92%), 4.71%, 07/08/31(b)	610	616,994
(1-year CMT + 0.98%), 5.42%, 05/13/36(b)	400	414,926
(1-year CMT + 1.07%), 5.32%, 07/08/36(b)	800	823,302
(1-year CMT + 1.08%), 5.38%, 07/10/30(b)	600	621,293
(1-year CMT + 1.12%), 5.38%, 05/26/30(b)	440	455,230
(1-year CMT + 1.25%), 3.26%, 05/22/30(b)	200	193,222
(1-year CMT + 1.30%), 5.58%, 05/26/35(b)	400	419,194
(1-year CMT + 1.30%), 5.59%, 07/10/35(b)	550	577,962
(1-year CMT + 1.50%), 5.67%, 05/27/29(b)	600	621,802
(1-year CMT + 1.65%), 5.78%, 07/06/29(b)	800	832,095
(1-year CMT + 1.65%), 5.74%, 05/27/31(b)	300	315,877
(1-year CMT + 1.80%), 5.75%, 05/27/34(b)	600	637,452
(1-year CMT + 1.90%), 5.75%, 07/06/34(b)	600	637,761
(1-year CMT + 2.05%), 5.41%, 09/13/28(b)	600	613,962
(1-year CMT + 2.40%), 5.67%, 09/13/33(b)	500	530,049
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(b)	300	277,352
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(b)	678	650,852
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(b)	600	600,693
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(b)	450	401,827
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(b)	420	398,017
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(b)	678	614,314
Morgan Stanley
3.63%, 01/20/27(a)	1,660	1,653,645
3.95%, 04/23/27	1,263	1,259,813
3.59%, 07/22/28(b)	1,766	1,747,672
7.25%, 04/01/32	400	462,141
(1-day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,157,137
(1-day SOFR + 1.01%), 5.65%, 04/13/28(b)	825	841,947
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	1,872	1,638,016
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,742	1,521,923
(1-day SOFR + 1.10%), 4.65%, 10/18/30(b)	1,975	1,999,234
(1-day SOFR + 1.11%), 5.23%, 01/15/31(b)	1,520	1,569,199
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	2,159	2,020,381
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)	2,563	2,269,511
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	1,546	1,383,228
(1-day SOFR + 1.22%), 5.04%, 07/19/30(b)	1,530	1,567,809
(1-day SOFR + 1.26%), 5.66%, 04/18/30(b)	1,415	1,476,063
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,562	1,421,938
(1-day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,817	1,583,473
(1-day SOFR + 1.38%), 4.99%, 04/12/29(b)	1,215	1,237,863
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)	1,815	1,901,175
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	1,425	1,462,910
(1-day SOFR + 1.51%), 5.19%, 04/17/31(b)	2,150	2,216,490
(1-day SOFR + 1.56%), 5.32%, 07/19/35(b)	2,091	2,157,051
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	1,781	1,901,359
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)	1,710	1,747,441
(1-day SOFR + 1.61%), 4.21%, 04/20/28(b)	1,454	1,455,632
(1-day SOFR + 1.63%), 5.45%, 07/20/29(b)	1,480	1,526,410
(1-day SOFR + 1.73%), 5.12%, 02/01/29(b)	1,495	1,525,285
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	1,738	1,807,777
(1-day SOFR + 1.76%), 5.66%, 04/17/36(b)	1,795	1,888,901
(1-day SOFR + 1.83%), 6.41%, 11/01/29(b)	1,280	1,356,853
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)	1,990	2,054,933
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)	1,600	1,667,562
(1-day SOFR + 2.05%), 6.63%, 11/01/34(b)	1,078	1,208,189
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 2.08%), 4.89%, 07/20/33(b)	$1,165	$ 1,184,743
(1-day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,619	1,683,714
(1-day SOFR + 2.56%), 6.34%, 10/18/33(b)	1,881	2,067,560
(1-day SOFR + 2.62%), 5.30%, 04/20/37(b)	1,178	1,198,537
(1-day SOFR + 3.12%), 3.62%, 04/01/31(b)	2,086	2,024,821
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)	1,845	1,828,405
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	2,017	2,028,537
(5-year CMT + 1.80%), 5.94%, 02/07/39(b)	900	944,380
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	1,210	1,269,942
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29(a)(b)	1,305	1,301,824
Series I, (1-day SOFR + 1.07%), 4.36%, 10/22/31(b)	1,535	1,531,519
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(b)	1,980	1,968,941
Morgan Stanley Bank N.A., Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(b)	925	937,570
Morgan Stanley Bank NA(b)
Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29	1,550	1,576,440
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28	1,400	1,428,228
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28	1,040	1,049,197
Morgan Stanley Private Bank NA(b)
(1-day SOFR + 0.77%), 4.47%, 07/06/28	1,320	1,326,505
(1-day SOFR + 1.08%), 4.73%, 07/18/31	2,120	2,152,728
National Australia Bank Ltd.
4.50%, 10/26/27	775	783,467
4.31%, 06/13/28	470	474,298
4.90%, 06/13/28(a)	400	409,716
4.79%, 01/10/29	750	767,221
4.90%, 01/14/30	500	516,013
4.53%, 06/13/30(a)	500	508,821
National Australia Bank Ltd./New York
3.91%, 06/09/27	1,000	1,000,026
5.09%, 06/11/27	630	641,835
4.94%, 01/12/28	700	714,734
National Bank of Canada
5.60%, 12/18/28	750	781,835
4.50%, 10/10/29	750	757,129
(1-day SOFR + 0.80%), 4.95%, 02/01/28(b)	250	252,510
NatWest Group PLC(b)
(1-year CMT + 1.05%), 5.12%, 05/23/31	800	821,514
(1-year CMT + 1.10%), 5.58%, 03/01/28	600	610,558
(1-year CMT + 1.22%), 4.96%, 08/15/30(a)	800	815,083
(1-year CMT + 1.50%), 5.78%, 03/01/35	1,000	1,056,261
(1-year CMT + 1.95%), 5.81%, 09/13/29	800	832,497
(1-year CMT + 2.10%), 6.02%, 03/02/34	700	751,652
(1-year CMT + 2.27%), 5.52%, 09/30/28	1,325	1,356,640
(1-year CMT + 2.55%), 3.07%, 05/22/28	650	639,188
(3-mo. SOFR US + 2.02%), 4.89%, 05/18/29	928	942,084
(3-mo. SOFR US + 2.13%), 4.45%, 05/08/30	878	879,659
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	978	999,601
(5-year CMT + 2.20%), 6.48%, 06/01/34	600	628,962
(5-year CMT + 2.35%), 3.03%, 11/28/35	400	365,913
Northern Trust Corp.
4.00%, 05/10/27(a)	483	483,595
3.65%, 08/03/28(a)	163	161,980
3.15%, 05/03/29	213	207,010

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp. (continued)
1.95%, 05/01/30	$550	$ 502,090
6.13%, 11/02/32	610	666,198
(3-mo. SOFR US + 1.39%), 3.38%, 05/08/32(a)(b)	600	589,534
Oesterreichische Kontrollbank AG
4.75%, 05/21/27	920	933,523
4.25%, 03/01/28	900	911,036
4.00%, 05/28/28	500	503,863
4.13%, 01/18/29	1,000	1,012,732
3.75%, 09/05/29	700	700,012
4.50%, 01/24/30(a)	975	1,002,982
3.75%, 09/10/30	1,000	998,828
PNC Bank NA
(1-day SOFR + 0.73%), 4.43%, 07/21/28(b)	750	753,733
Series BKNT, 3.10%, 10/25/27	500	491,784
Series BKNT, 3.25%, 01/22/28(a)	250	246,517
Series BKNT, 4.05%, 07/26/28	900	898,495
Series BKNT, 2.70%, 10/22/29	500	470,108
PNC Financial Services Group, Inc.
3.15%, 05/19/27	450	444,020
3.45%, 04/23/29	1,073	1,051,956
2.55%, 01/22/30	1,331	1,246,896
(1-day SOFR + 0.98%), 2.31%, 04/23/32(b)	629	561,920
(1-day SOFR + 1.07%), 5.22%, 01/29/31(b)	510	527,104
(1-day SOFR + 1.20%), 5.49%, 05/14/30(b)	1,276	1,326,001
(1-day SOFR + 1.26%), 4.81%, 10/21/32(b)	1,180	1,196,319
(1-day SOFR + 1.33%), 4.90%, 05/13/31(b)	575	586,443
(1-day SOFR + 1.34%), 5.30%, 01/21/28(b)	831	841,851
(1-day SOFR + 1.39%), 5.58%, 01/29/36(b)	1,100	1,148,544
(1-day SOFR + 1.42%), 5.37%, 07/21/36(b)	1,125	1,155,770
(1-day SOFR + 1.60%), 5.40%, 07/23/35(b)	920	951,066
(1-day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	690,965
(1-day SOFR + 1.84%), 5.58%, 06/12/29(b)	1,658	1,715,742
(1-day SOFR + 1.90%), 5.68%, 01/22/35(b)	1,012	1,067,976
(1-day SOFR + 1.93%), 5.07%, 01/24/34(b)	1,175	1,198,848
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)	300	321,791
(1-day SOFR + 2.28%), 6.88%, 10/20/34(b)	1,399	1,582,951
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(b)	450	445,796
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(b)	648	698,772
Regions Financial Corp.
1.80%, 08/12/28	363	340,256
(1-day SOFR + 1.49%), 5.72%, 06/06/30(b)	325	337,468
(1-day SOFR + 2.06%), 5.50%, 09/06/35(b)	600	614,438
Royal Bank of Canada
1.40%, 11/02/26	324	316,135
4.88%, 01/19/27	641	648,015
2.05%, 01/21/27	313	306,004
3.63%, 05/04/27	837	833,314
4.24%, 08/03/27	750	753,902
6.00%, 11/01/27	1,100	1,142,285
4.90%, 01/12/28	300	305,924
5.20%, 08/01/28	880	906,728
4.95%, 02/01/29	433	444,735
2.30%, 11/03/31	900	805,780
3.88%, 05/04/32(a)	700	679,338
5.00%, 02/01/33	960	988,682
5.00%, 05/02/33	562	578,376
5.15%, 02/01/34(a)	1,041	1,087,220
11/03/28(b)(c)	625	623,630
(1-day SOFR + 0.83%), 4.97%, 01/24/29(b)	850	864,383
(1-day SOFR + 0.89%), 4.50%, 08/06/29(b)	725	730,591
11/03/31(b)(c)	625	621,684
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
(1-day SOFR + 1.03%), 5.15%, 02/04/31(b)	$950	$ 978,100
(1-day SOFR + 1.06%), 4.70%, 08/06/31(b)	575	582,478
(1-day SOFR + 1.10%), 4.97%, 08/02/30(b)	700	716,141
(1-day SOFR Index + 0.81%), 4.72%, 03/27/28(b)	775	782,095
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(b)	350	353,064
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(b)	1,358	1,375,119
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(b)	775	794,048
Santander Holdings USA, Inc.
4.40%, 07/13/27	500	500,467
(1-day SOFR + 1.25%), 2.49%, 01/06/28(a)(b)	575	561,508
(1-day SOFR + 1.61%), 5.47%, 03/20/29(b)	500	508,539
(1-day SOFR + 1.88%), 5.74%, 03/20/31(b)	400	412,334
(1-day SOFR + 1.94%), 5.35%, 09/06/30(b)	638	650,006
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(b)	510	541,624
(1-day SOFR + 2.36%), 6.50%, 03/09/29(b)	496	516,433
(1-day SOFR + 2.50%), 6.17%, 01/09/30(b)	611	635,232
(1-day SOFR + 2.70%), 6.57%, 06/12/29(b)	388	405,384
(1-day SOFR + 3.28%), 7.66%, 11/09/31(b)	300	335,021
Santander U.K. Group Holdings PLC(b)
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	635,950
(1-day SOFR + 1.48%), 2.90%, 03/15/32	450	411,286
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	836,321
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	800	797,760
(1-day SOFR Index + 1.52%), 5.69%, 04/15/31	550	573,458
(1-day SOFR Index + 1.55%), 4.86%, 09/11/30	600	607,181
(1-day SOFR Index + 1.58%), 5.14%, 09/22/36	800	793,058
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	600	594,035
Simmons First National Corp., (3-mo. CME Term SOFR + 3.02%), 6.25%, 10/01/35(b)	100	100,289
Southstate Bank Corp., (1-day SOFR + 3.19%), 7.00%, 06/13/35(a)(b)	200	208,709
Standard Chartered Bank, 4.85%, 12/03/27(a)	250	254,570
State Street Bank & Trust Co.
4.59%, 11/25/26	750	755,129
4.78%, 11/23/29(a)	500	513,922
State Street Corp.
4.99%, 03/18/27	801	812,455
4.33%, 10/22/27(a)	841	848,823
4.54%, 02/28/28	834	844,630
2.40%, 01/24/30(a)	489	459,276
4.73%, 02/28/30(a)	400	408,928
4.83%, 04/24/30(a)	500	513,487
2.20%, 03/03/31	450	402,811
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)	341	332,610
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	272,553
(1-day SOFR + 0.95%), 4.54%, 04/24/28(b)	495	498,611
(1-day SOFR + 1.00%), 2.62%, 02/07/33(b)	441	397,662
(1-day SOFR + 1.02%), 4.53%, 02/20/29(b)	700	706,565
(1-day SOFR + 1.05%), 4.68%, 10/22/32(b)	525	530,976
(1-day SOFR + 1.22%), 5.15%, 02/28/36(b)	500	511,787
(1-day SOFR + 1.22%), 4.78%, 10/23/36(b)	475	472,892
(1-day SOFR + 1.48%), 5.68%, 11/21/29(b)	500	522,847
(1-day SOFR + 1.49%), 3.03%, 11/01/34(b)	330	310,258
(1-day SOFR + 1.57%), 4.82%, 01/26/34(b)	600	607,822
(1-day SOFR + 1.61%), 4.42%, 05/13/33(a)(b)	350	348,789
(1-day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	118,854
(1-day SOFR + 1.73%), 4.16%, 08/04/33(b)	500	488,288
(1-day SOFR + 1.89%), 5.16%, 05/18/34(b)	550	568,722
(1-day SOFR + 1.96%), 6.12%, 11/21/34(b)	450	487,739
(1-day SOFR + 2.65%), 3.15%, 03/30/31(b)	335	321,424
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Corp. (continued)
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(b)	$250	$ 250,207
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27(a)	700	695,580
2.17%, 01/14/27	200	195,650
3.36%, 07/12/27	1,177	1,165,250
3.35%, 10/18/27	413	407,786
5.52%, 01/13/28	1,100	1,134,193
3.54%, 01/17/28	309	305,667
5.80%, 07/13/28	500	521,941
3.94%, 07/19/28	514	512,864
5.72%, 09/14/28	400	416,876
1.90%, 09/17/28	1,582	1,488,293
4.31%, 10/16/28	432	435,087
2.47%, 01/14/29	400	380,599
5.32%, 07/09/29	400	414,189
3.04%, 07/16/29	1,640	1,571,076
2.72%, 09/27/29	478	451,964
5.71%, 01/13/30	700	737,835
2.75%, 01/15/30	750	704,908
5.24%, 04/15/30	400	414,543
2.13%, 07/08/30	1,310	1,187,928
5.85%, 07/13/30	500	531,885
2.14%, 09/23/30	470	422,401
1.71%, 01/12/31	235	205,461
5.42%, 07/09/31	600	628,284
2.22%, 09/17/31	600	530,887
5.45%, 01/15/32	200	209,536
5.77%, 01/13/33	1,050	1,121,491
5.78%, 07/13/33	500	535,025
5.81%, 09/14/33(a)	600	644,037
5.56%, 07/09/34	800	843,804
5.63%, 01/15/35(a)	600	638,067
(1-day SOFR + 1.19%), 4.66%, 07/08/31(b)	500	505,686
(1-day SOFR + 1.38%), 4.95%, 07/08/33(b)	500	509,846
(1-day SOFR + 1.50%), 5.25%, 07/08/36(b)	500	514,245
Synchrony Bank, 5.63%, 08/23/27	500	510,351
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	255,044
Synovus Financial Corp., (1-day SOFR + 2.35%), 6.17%, 11/01/30(b)	334	345,185
Toronto-Dominion Bank
5.26%, 12/11/26	165	167,098
4.57%, 12/17/26	950	955,223
1.95%, 01/12/27	413	403,529
2.80%, 03/10/27	637	626,739
4.98%, 04/05/27	275	278,556
4.11%, 06/08/27	816	816,615
4.69%, 09/15/27	674	681,575
5.16%, 01/10/28	1,350	1,379,711
4.86%, 01/31/28	998	1,014,613
4.57%, 06/02/28	650	657,267
5.52%, 07/17/28	747	773,590
4.11%, 10/13/28	425	424,776
4.99%, 04/05/29	605	620,397
4.78%, 12/17/29	550	561,850
4.81%, 06/03/30	650	662,855
2.00%, 09/10/31	595	529,075
2.45%, 01/12/32	413	368,747
5.30%, 01/30/32	500	521,887
3.20%, 03/10/32	1,015	943,855
4.46%, 06/08/32	1,432	1,432,469
4.93%, 10/15/35	725	726,273
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (continued)
(5-year CMT + 1.50%), 5.15%, 09/10/34(b)	$650	$ 659,303
Truist Bank
Series BKNT, 2.25%, 03/11/30	761	694,698
Series BKNT, (1-day SOFR + 0.91%), 4.14%, 10/23/29(b)	500	498,085
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28(b)	1,135	1,139,190
Truist Financial Corp.
1.13%, 08/03/27	435	413,491
3.88%, 03/19/29	330	325,109
1.95%, 06/05/30	535	482,140
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	529	498,245
(1-day SOFR + 1.31%), 5.07%, 05/20/31(b)	700	716,105
(1-day SOFR + 1.37%), 4.12%, 06/06/28(b)	123	122,992
(1-day SOFR + 1.40%), 4.96%, 10/23/36(b)	825	812,679
(1-day SOFR + 1.44%), 4.87%, 01/26/29(b)	1,054	1,067,834
(1-day SOFR + 1.57%), 5.15%, 08/05/32(b)	625	640,974
(1-day SOFR + 1.62%), 5.44%, 01/24/30(b)	899	928,894
(1-day SOFR + 1.85%), 5.12%, 01/26/34(b)	999	1,012,248
(1-day SOFR + 1.92%), 5.71%, 01/24/35(b)	1,248	1,307,968
(1-day SOFR + 2.24%), 4.92%, 07/28/33(b)	702	700,738
(1-day SOFR + 2.30%), 6.12%, 10/28/33(b)	500	536,547
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	1,165	1,232,670
(1-day SOFR + 2.45%), 7.16%, 10/30/29(b)	1,035	1,119,047
U.S. Bancorp
3.90%, 04/26/28	965	963,596
3.00%, 07/30/29	634	607,501
1.38%, 07/22/30	969	852,465
(1-day SOFR + 0.73%), 2.22%, 01/27/28(b)	693	676,663
(1-day SOFR + 1.02%), 2.68%, 01/27/33(b)	413	369,734
(1-day SOFR + 1.06%), 5.05%, 02/12/31(b)	605	620,060
(1-day SOFR + 1.23%), 4.65%, 02/01/29(b)	847	855,413
(1-day SOFR + 1.25%), 5.10%, 07/23/30(b)	810	832,149
(1-day SOFR + 1.30%), 5.08%, 05/15/31(b)	750	770,348
(1-day SOFR + 1.41%), 5.42%, 02/12/36(b)	840	871,490
(1-day SOFR + 1.56%), 5.38%, 01/23/30(b)	1,018	1,051,714
(1-day SOFR + 1.60%), 4.84%, 02/01/34(b)	1,200	1,206,454
(1-day SOFR + 1.66%), 4.55%, 07/22/28(b)	760	764,983
(1-day SOFR + 1.86%), 5.68%, 01/23/35(a)(b)	1,224	1,289,730
(1-day SOFR + 2.02%), 5.78%, 06/12/29(b)	1,045	1,085,387
(1-day SOFR + 2.09%), 5.85%, 10/21/33(b)	1,162	1,238,682
(1-day SOFR + 2.11%), 4.97%, 07/22/33(b)	875	877,424
(1-day SOFR + 2.26%), 5.84%, 06/12/34(b)	933	994,841
(5-year CMT + 0.95%), 2.49%, 11/03/36(b)	1,007	870,165
Series X, 3.15%, 04/27/27	783	773,658
U.S. Bank NA, (1-day SOFR + 0.91%), 4.73%, 05/15/28(b)	750	756,238
UBS AG
5.65%, 09/11/28	1,000	1,043,375
(1-day SOFR + 0.72%), 4.86%, 01/10/28(b)	750	755,966
UBS AG/Stamford CT
5.00%, 07/09/27	650	661,933
7.50%, 02/15/28	1,400	1,509,286
Wachovia Corp., 5.50%, 08/01/35	250	257,418
Webster Financial Corp., 4.10%, 03/25/29(a)	200	196,528
Wells Fargo & Co.
4.30%, 07/22/27	1,667	1,671,420
4.15%, 01/24/29	1,374	1,373,910
(1-day SOFR + 0.88%), 4.08%, 09/15/29(b)	1,675	1,670,583
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)	1,880	1,920,903
(1-day SOFR + 1.11%), 5.24%, 01/24/31(b)	2,091	2,162,641
(1-day SOFR + 1.34%), 4.89%, 09/15/36(a)(b)	1,675	1,673,512

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(1-day SOFR + 1.37%), 4.97%, 04/23/29(b)	$2,000	$ 2,036,001
(1-day SOFR + 1.38%), 5.21%, 12/03/35(b)	1,650	1,688,695
(1-day SOFR + 1.50%), 5.20%, 01/23/30(b)	1,320	1,358,050
(1-day SOFR + 1.50%), 5.15%, 04/23/31(b)	2,875	2,965,201
(1-day SOFR + 1.50%), 3.35%, 03/02/33(b)	2,463	2,296,990
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	2,167	2,148,662
(1-day SOFR + 1.74%), 5.57%, 07/25/29(b)	2,394	2,478,460
(1-day SOFR + 1.74%), 5.61%, 04/23/36(b)	1,795	1,883,964
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)	1,965	2,049,749
(1-day SOFR + 1.79%), 6.30%, 10/23/29(b)	1,571	1,661,412
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	2,045	2,068,044
(1-day SOFR + 1.99%), 5.56%, 07/25/34(b)	2,556	2,681,865
(1-day SOFR + 2.02%), 5.39%, 04/24/34(b)	2,335	2,425,338
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)	1,966	2,183,826
(1-day SOFR + 2.10%), 2.39%, 06/02/28(b)	2,045	1,990,293
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)	2,873	2,916,149
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1,943	1,809,679
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	2,209	2,095,633
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(b)	2,143	2,124,627
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(b)	1,559	1,568,606
Series W, (1-day SOFR + 0.78%), 4.90%, 01/24/28(b)	1,415	1,427,330
Wells Fargo Bank NA, 5.25%, 12/11/26	1,200	1,215,940
Westpac Banking Corp.
3.35%, 03/08/27	500	496,593
4.04%, 08/26/27	600	601,835
5.46%, 11/18/27	854	879,954
3.40%, 01/25/28	935	925,485
5.54%, 11/17/28	820	857,459
1.95%, 11/20/28	629	593,296
5.05%, 04/16/29	500	517,536
2.65%, 01/16/30	571	539,833
4.35%, 07/01/30	550	555,611
2.15%, 06/03/31	536	483,489
6.82%, 11/17/33	428	479,769
(1-year CMT + 1.20%), 5.62%, 11/20/35(b)	950	982,915
(1-year CMT + 2.68%), 5.41%, 08/10/33(b)	550	568,425
(5-year CMT + 1.53%), 3.02%, 11/18/36(b)	820	734,752
(5-year CMT + 1.75%), 2.67%, 11/15/35(b)	957	862,193
(5-year CMT + 2.00%), 4.11%, 07/24/34(a)(b)	740	725,649
(5-year USD SOFR ICE Swap + 2.24%), 4.32%, 11/23/31(b)	704	702,355
Wintrust Financial Corp., 4.85%, 06/06/29	150	148,619
Zions Bancorp NA
3.25%, 10/29/29	261	243,038
(1-day SOFR + 1.16%), 4.70%, 08/18/28(b)	250	249,687
(1-day SOFR + 2.83%), 6.82%, 11/19/35(b)	250	265,458
		953,334,724
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29	2,067	2,111,001
3.50%, 06/01/30	1,311	1,279,572
4.90%, 01/23/31	400	413,597
5.00%, 06/15/34(a)	863	891,473
5.88%, 06/15/35	200	219,294
Security	Par (000)	Value
Beverages (continued)
Brown-Forman Corp., 4.75%, 04/15/33(a)	$400	$ 405,499
Coca-Cola Co.
3.38%, 03/25/27	672	669,034
2.90%, 05/25/27	163	160,875
1.45%, 06/01/27	900	868,527
1.50%, 03/05/28	429	408,024
1.00%, 03/15/28	676	634,445
2.13%, 09/06/29	729	683,775
3.45%, 03/25/30	745	727,470
1.65%, 06/01/30	876	790,204
2.00%, 03/05/31	462	417,103
1.38%, 03/15/31	912	796,274
2.25%, 01/05/32	1,233	1,107,924
5.00%, 05/13/34	766	798,809
4.65%, 08/14/34(a)	637	649,024
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	300	310,703
5.45%, 06/01/34	300	314,305
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	705	662,698
1.85%, 09/01/32	332	277,914
5.10%, 05/06/35	350	353,428
Constellation Brands, Inc.
3.70%, 12/06/26	620	617,569
3.50%, 05/09/27	179	177,312
4.35%, 05/09/27	400	401,142
3.60%, 02/15/28	450	444,331
4.65%, 11/15/28	250	253,016
4.80%, 01/15/29	175	177,748
3.15%, 08/01/29	829	797,024
2.88%, 05/01/30	379	354,714
4.80%, 05/01/30	175	177,535
2.25%, 08/01/31	652	576,428
4.75%, 05/09/32(a)	330	332,042
4.90%, 05/01/33(a)	440	442,992
4.95%, 11/01/35	150	147,747
Diageo Capital PLC
5.30%, 10/24/27	500	512,119
3.88%, 05/18/28	478	476,731
2.38%, 10/24/29	766	717,806
2.00%, 04/29/30	678	618,296
2.13%, 04/29/32	478	414,914
5.50%, 01/24/33	500	527,605
5.63%, 10/05/33	600	638,424
Diageo Investment Corp.
5.13%, 08/15/30	600	621,761
5.63%, 04/15/35	500	529,069
Keurig Dr. Pepper, Inc.
5.10%, 03/15/27	543	548,109
3.43%, 06/15/27	314	310,396
4.35%, 05/15/28	250	250,148
4.60%, 05/25/28	702	706,006
5.05%, 03/15/29	543	553,285
3.95%, 04/15/29	632	622,964
3.20%, 05/01/30(a)	413	390,676
4.60%, 05/15/30	250	250,594
4.05%, 04/15/32	615	589,523
5.30%, 03/15/34	325	330,488
5.15%, 05/15/35	450	449,400
Series 10, 5.20%, 03/15/31	225	230,640
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Keurig Dr. Pepper, Inc. (continued)
Series 31, 2.25%, 03/15/31	$213	$ 188,997
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	225	227,128
4.55%, 02/16/29(a)	225	228,912
4.70%, 02/16/34	325	326,621
PepsiCo, Inc.
5.13%, 11/10/26	1,800	1,820,091
4.40%, 02/07/27	100	100,720
2.63%, 03/19/27	256	251,960
3.00%, 10/15/27	963	949,711
4.45%, 02/07/28	300	304,019
3.60%, 02/18/28	445	442,840
4.45%, 05/15/28	456	462,815
4.10%, 01/15/29	575	577,996
7.00%, 03/01/29	150	163,825
4.50%, 07/17/29	425	433,302
2.63%, 07/29/29	729	694,220
4.60%, 02/07/30	700	715,599
2.75%, 03/19/30	1,025	970,500
1.63%, 05/01/30	646	581,966
4.30%, 07/23/30	235	236,951
1.40%, 02/25/31	464	404,570
1.95%, 10/21/31	816	720,505
3.90%, 07/18/32	837	820,514
4.65%, 07/23/32(a)	375	382,579
4.45%, 02/15/33	550	556,802
4.80%, 07/17/34	425	433,867
5.00%, 02/07/35	854	876,541
5.00%, 07/23/35	775	794,047
		45,807,124
Biotechnology — 0.7%
Amgen, Inc.
2.20%, 02/21/27	1,148	1,120,837
3.20%, 11/02/27	865	851,222
5.15%, 03/02/28	1,999	2,043,539
1.65%, 08/15/28	1,200	1,124,182
3.00%, 02/22/29	300	289,406
4.05%, 08/18/29	942	937,125
2.45%, 02/21/30	902	837,618
5.25%, 03/02/30	1,832	1,900,785
2.30%, 02/25/31	902	814,608
2.00%, 01/15/32	760	660,448
3.35%, 02/22/32	666	626,941
4.20%, 03/01/33	600	585,373
5.25%, 03/02/33	2,258	2,337,878
Biogen, Inc.
2.25%, 05/01/30	1,007	921,570
5.05%, 01/15/31(a)	120	123,418
5.75%, 05/15/35(a)	415	435,323
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	246,865
3.70%, 03/15/32	577	540,550
Gilead Sciences, Inc.
2.95%, 03/01/27	863	852,796
1.20%, 10/01/27	475	451,991
4.80%, 11/15/29	380	390,234
1.65%, 10/01/30	821	730,531
5.25%, 10/15/33	665	697,336
5.10%, 06/15/35	704	724,088
Security	Par (000)	Value
Biotechnology (continued)
Gilead Sciences, Inc. (continued)
4.60%, 09/01/35	$600	$ 593,764
Illumina, Inc.
5.75%, 12/13/27	200	205,668
2.55%, 03/23/31	395	355,379
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	593,972
Royalty Pharma PLC
1.75%, 09/02/27	643	616,084
5.15%, 09/02/29	300	307,652
2.20%, 09/02/30	1,059	953,870
4.45%, 03/25/31	450	446,757
2.15%, 09/02/31(a)	286	249,668
5.40%, 09/02/34	300	306,442
5.20%, 09/25/35	550	551,436
		25,425,356
Broadline Retail — 0.0%
TJX Cos., Inc.
1.15%, 05/15/28	350	326,795
3.88%, 04/15/30	250	248,722
1.60%, 05/15/31(a)	350	306,663
		882,180
Building Materials — 0.6%
Amrize Finance U.S. LLC(d)
4.60%, 04/07/27	125	125,743
4.70%, 04/07/28	425	429,978
4.95%, 04/07/30	898	919,162
5.40%, 04/07/35	595	614,120
Carlisle Cos., Inc.
3.75%, 12/01/27	400	397,345
2.75%, 03/01/30	599	562,248
2.20%, 03/01/32(a)	325	281,752
5.25%, 09/15/35(a)	320	325,605
Carrier Global Corp.
2.49%, 02/15/27	542	531,195
2.72%, 02/15/30	1,287	1,207,504
2.70%, 02/15/31	506	466,716
5.90%, 03/15/34	576	619,998
CRH America Finance, Inc.
4.40%, 02/09/31	500	499,407
5.40%, 05/21/34	500	518,131
5.50%, 01/09/35	650	678,102
5.00%, 02/09/36	500	500,958
CRH SMW Finance DAC
5.20%, 05/21/29	600	618,506
5.13%, 01/09/30	650	668,580
Eagle Materials, Inc., 2.50%, 07/01/31	403	364,442
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	413	395,727
4.00%, 03/25/32	479	457,221
5.88%, 06/01/33(a)	186	196,655
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	311,810
1.75%, 09/15/30	411	365,202
2.00%, 09/16/31	351	307,155
4.90%, 12/01/32	475	483,794
Lennox International, Inc., 5.50%, 09/15/28	254	262,377
Martin Marietta Materials, Inc.
3.45%, 06/01/27(a)	163	161,577
3.50%, 12/15/27	300	296,485

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc. (continued)
2.50%, 03/15/30	$179	$ 166,750
2.40%, 07/15/31	561	503,896
5.15%, 12/01/34	507	518,518
Masco Corp.
1.50%, 02/15/28	300	282,011
2.00%, 10/01/30(a)	109	97,618
2.00%, 02/15/31	413	363,140
Mohawk Industries, Inc.
5.85%, 09/18/28	250	260,983
3.63%, 05/15/30	425	410,764
Owens Corning
5.50%, 06/15/27	299	304,966
3.95%, 08/15/29	270	266,955
3.50%, 02/15/30(a)	290	279,902
3.88%, 06/01/30(a)	225	220,304
5.70%, 06/15/34(a)	422	443,639
Trane Technologies Financing Ltd.
3.80%, 03/21/29	560	554,621
5.25%, 03/03/33	400	416,569
5.10%, 06/13/34	255	262,147
Trane Technologies Holdco, Inc., 3.75%, 08/21/28	300	298,084
Vulcan Materials Co.
3.90%, 04/01/27(a)	129	128,680
4.95%, 12/01/29	325	333,338
3.50%, 06/01/30	400	386,469
5.35%, 12/01/34(a)	425	439,058
		20,505,907
Building Products — 0.7%
Ferguson Enterprises, Inc.
4.35%, 03/15/31	300	298,540
5.00%, 10/03/34	500	503,735
Home Depot, Inc.
2.50%, 04/15/27	460	451,315
2.88%, 04/15/27	525	517,907
4.88%, 06/25/27	245	249,017
2.80%, 09/14/27	671	658,782
0.90%, 03/15/28(a)	408	382,022
1.50%, 09/15/28	555	520,280
3.75%, 09/15/28	190	189,545
3.90%, 12/06/28	600	600,133
4.90%, 04/15/29	250	257,364
2.95%, 06/15/29	1,226	1,183,783
4.75%, 06/25/29	853	873,447
2.70%, 04/15/30	1,051	991,926
3.95%, 09/15/30(a)	235	233,784
1.38%, 03/15/31	475	410,751
4.85%, 06/25/31(a)	595	614,559
1.88%, 09/15/31	671	587,972
3.25%, 04/15/32	734	687,612
4.50%, 09/15/32	944	956,994
4.95%, 06/25/34	1,185	1,213,940
4.65%, 09/15/35	600	594,169
Lowe’s Cos., Inc.
3.35%, 04/01/27	628	622,183
3.10%, 05/03/27	1,056	1,041,467
3.95%, 10/15/27	600	599,118
1.30%, 04/15/28	899	842,290
1.70%, 09/15/28	352	329,613
4.00%, 10/15/28	600	598,755
6.50%, 03/15/29	260	279,235
3.65%, 04/05/29	913	897,588
Security	Par (000)	Value
Building Products (continued)
Lowe’s Cos., Inc. (continued)
4.50%, 04/15/30	$829	$ 838,051
1.70%, 10/15/30	941	830,322
4.25%, 03/15/31	700	694,732
2.63%, 04/01/31	1,129	1,031,033
3.75%, 04/01/32	929	886,562
4.50%, 10/15/32	850	841,901
5.00%, 04/15/33(a)	850	868,144
5.15%, 07/01/33	552	568,247
4.85%, 10/15/35	750	740,939
		25,487,757
Capital Markets — 0.9%
Apollo Debt Solutions BDC
6.90%, 04/13/29	600	627,940
5.88%, 08/30/30(d)	300	303,393
6.70%, 07/29/31(a)	640	674,183
6.55%, 03/15/32(d)	355	368,992
Ares Capital Corp.
7.00%, 01/15/27	482	495,151
2.88%, 06/15/27	179	174,541
2.88%, 06/15/28	768	731,225
5.88%, 03/01/29	550	563,132
5.95%, 07/15/29	565	579,674
3.20%, 11/15/31	563	498,338
5.80%, 03/08/32	625	631,000
ARES Capital Corp.
5.50%, 09/01/30	615	620,245
5.10%, 01/15/31	375	369,427
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30(a)	250	249,127
Barings BDC, Inc.
3.30%, 11/23/26	150	147,560
5.20%, 09/15/28	100	99,520
7.00%, 02/15/29	250	258,295
Barings Private Credit Corp., 6.15%, 06/11/30(d)	250	248,225
Blackstone Private Credit Fund
2.63%, 12/15/26(a)	675	660,352
3.25%, 03/15/27	532	521,957
4.95%, 09/26/27	250	251,107
7.30%, 11/27/28(a)	450	478,104
4.00%, 01/15/29	393	381,906
5.95%, 07/16/29	325	332,147
5.60%, 11/22/29	300	303,197
5.25%, 04/01/30	250	248,776
5.05%, 09/10/30	300	294,880
6.25%, 01/25/31	300	311,061
6.00%, 01/29/32	650	664,395
6.00%, 11/22/34(a)	550	557,758
Blackstone Secured Lending Fund
2.13%, 02/15/27	400	386,804
5.88%, 11/15/27(a)	175	178,654
5.35%, 04/13/28(a)	450	454,535
2.85%, 09/30/28	390	367,995
5.30%, 06/30/30	375	374,902
5.13%, 01/31/31(a)	250	246,392
Blue Owl Capital Corp.
2.63%, 01/15/27	225	219,162
3.13%, 04/13/27	130	126,684
2.88%, 06/11/28	526	496,697
5.95%, 03/15/29	758	768,082
6.20%, 07/15/30	280	286,209
Blue Owl Capital Corp. II, 8.45%, 11/15/26	50	51,665
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Blue Owl Credit Income Corp.
4.70%, 02/08/27	$252	$ 251,068
7.75%, 09/16/27(a)	600	627,053
7.95%, 06/13/28	398	422,661
7.75%, 01/15/29	352	374,770
6.60%, 09/15/29	600	620,060
5.80%, 03/15/30	625	628,426
6.65%, 03/15/31	470	488,701
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	150	145,285
6.10%, 03/15/28(d)	465	468,457
6.75%, 04/04/29	400	408,873
Capital Southwest Corp., 5.95%, 09/18/30	250	250,514
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	150	154,174
5.75%, 02/15/31	100	97,840
Franklin BSP Capital Corp.
7.20%, 06/15/29	200	206,146
6.00%, 10/02/30(d)	150	147,116
FS KKR Capital Corp.
2.63%, 01/15/27	329	318,354
3.25%, 07/15/27	413	396,693
3.13%, 10/12/28	431	397,675
7.88%, 01/15/29(a)	250	261,194
6.88%, 08/15/29	372	377,357
6.13%, 01/15/30(a)	400	395,465
6.13%, 01/15/31(a)	350	343,844
Goldman Sachs BDC, Inc.
6.38%, 03/11/27	100	101,953
5.65%, 09/09/30	325	327,116
Goldman Sachs Private Credit Corp.(d)
5.88%, 05/06/28(a)	225	228,403
5.38%, 01/31/29	200	200,295
6.25%, 05/06/30(a)	475	485,754
Golub Capital BDC, Inc.
2.05%, 02/15/27	245	236,120
7.05%, 12/05/28	325	340,933
6.00%, 07/15/29	502	509,755
Golub Capital Private Credit Fund
5.45%, 08/15/28(a)(d)	395	396,869
5.80%, 09/12/29	300	304,296
5.88%, 05/01/30(a)	302	306,949
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31	275	281,849
6.38%, 07/01/34	645	651,238
6.75%, 07/15/35	275	281,293
Main Street Capital Corp.
6.50%, 06/04/27	175	178,442
5.40%, 08/15/28	300	299,799
6.95%, 03/01/29	225	233,789
Morgan Stanley Direct Lending Fund(a)
6.15%, 05/17/29	250	256,985
6.00%, 05/19/30	250	255,451
MSD Investment Corp., 6.25%, 05/31/30(d)	325	326,915
New Mountain Finance Corp.
6.20%, 10/15/27	200	203,206
6.88%, 02/01/29(a)	250	254,223
North Haven Private Income Fund LLC
5.13%, 09/25/28(d)	200	198,658
5.75%, 02/01/30	200	200,069
Security	Par (000)	Value
Capital Markets (continued)
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	$200	$ 205,696
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	150	145,395
7.10%, 02/15/29	200	205,416
6.34%, 02/27/30	245	245,940
Sixth Street Lending Partners
6.50%, 03/11/29	426	441,267
5.75%, 01/15/30(a)	350	354,612
6.13%, 07/15/30(a)(d)	500	513,360
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	250	262,650
6.13%, 03/01/29(a)	200	205,254
5.63%, 08/15/30(a)	190	191,950
		34,217,015
Chemicals — 0.8%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	342	331,892
4.30%, 06/11/28(a)	400	403,282
4.60%, 02/08/29	450	457,802
2.05%, 05/15/30	623	570,002
4.75%, 02/08/31	386	395,694
4.90%, 10/11/32	300	308,650
4.80%, 03/03/33	300	305,421
4.85%, 02/08/34(a)	672	684,170
Albemarle Corp.
4.65%, 06/01/27	400	400,058
5.05%, 06/01/32(a)	400	397,882
Cabot Corp.
4.00%, 07/01/29	93	92,084
5.00%, 06/30/32	400	405,799
CF Industries, Inc., 5.15%, 03/15/34	542	545,519
Dow Chemical Co.
4.80%, 11/30/28	375	378,988
7.38%, 11/01/29	358	395,937
2.10%, 11/15/30(a)	550	487,644
4.80%, 01/15/31	500	497,961
6.30%, 03/15/33	262	280,545
5.15%, 02/15/34(a)	400	400,967
4.25%, 10/01/34	350	322,418
5.35%, 03/15/35(a)	325	322,841
DuPont de Nemours, Inc., 4.73%, 11/15/28(d)	1,291	1,313,278
Eastman Chemical Co.
4.50%, 12/01/28	179	179,890
5.00%, 08/01/29	615	626,330
5.75%, 03/08/33(a)	360	377,675
5.63%, 02/20/34(a)	510	525,813
Ecolab, Inc.
2.70%, 11/01/26	500	493,850
1.65%, 02/01/27	270	262,583
3.25%, 12/01/27	329	325,007
5.25%, 01/15/28(a)	304	311,965
4.30%, 06/15/28	354	356,694
4.80%, 03/24/30	413	423,747
1.30%, 01/30/31	490	422,728
2.13%, 02/01/32	329	288,746
5.00%, 09/01/35	305	310,812
EIDP, Inc.
2.30%, 07/15/30	374	345,025
5.13%, 05/15/32	300	308,048
4.80%, 05/15/33(a)	350	351,065

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
FMC Corp.
3.45%, 10/01/29	$305	$ 284,579
5.65%, 05/18/33(a)	370	353,783
International Flavors & Fragrances, Inc., 4.45%, 09/26/28(a)	263	263,985
Linde, Inc., 1.10%, 08/10/30	383	334,558
Lubrizol Corp., 6.50%, 10/01/34	100	113,223
LYB International Finance II BV, 3.50%, 03/02/27	380	376,430
LYB International Finance III LLC
2.25%, 10/01/30	384	343,072
5.63%, 05/15/33	420	428,911
5.50%, 03/01/34(a)	425	424,106
6.15%, 05/15/35	300	310,745
Mosaic Co.
4.05%, 11/15/27(a)	419	418,068
5.38%, 11/15/28	200	206,183
5.45%, 11/15/33	272	279,830
NewMarket Corp., 2.70%, 03/18/31	294	267,386
Nutrien Ltd.
4.00%, 12/15/26	213	212,647
4.50%, 03/12/27(a)	275	276,321
5.20%, 06/21/27	300	304,906
4.90%, 03/27/28	460	467,831
4.20%, 04/01/29	500	499,106
2.95%, 05/13/30	279	262,934
5.25%, 03/12/32	400	412,998
5.40%, 06/21/34(a)	400	412,884
4.13%, 03/15/35	284	264,471
PPG Industries, Inc.
3.75%, 03/15/28	400	396,965
2.80%, 08/15/29	129	122,722
2.55%, 06/15/30(a)	300	278,370
4.38%, 03/15/31	300	298,869
RPM International, Inc.
3.75%, 03/15/27	330	327,637
4.55%, 03/01/29	290	292,337
2.95%, 01/15/32	159	144,279
Sherwin-Williams Co.
3.45%, 06/01/27	1,045	1,035,236
4.55%, 03/01/28	400	403,550
4.30%, 08/15/28	300	301,535
2.95%, 08/15/29	512	489,080
2.30%, 05/15/30	350	321,503
4.50%, 08/15/30	300	301,860
4.80%, 09/01/31	150	153,090
2.20%, 03/15/32	411	359,032
5.15%, 08/15/35	300	305,329
Westlake Corp., 3.38%, 06/15/30(a)	225	214,589
		28,873,752
Commercial Services & Supplies — 1.0%
Automatic Data Processing, Inc.
1.70%, 05/15/28	574	544,392
1.25%, 09/01/30	705	619,401
4.75%, 05/08/32	450	460,744
4.45%, 09/09/34	843	838,300
Block Financial LLC
2.50%, 07/15/28(a)	273	259,484
3.88%, 08/15/30	479	462,379
5.38%, 09/15/32	200	202,951
Cintas Corp. No 2, 4.20%, 05/01/28	275	276,153
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Cintas Corp. No. 2
3.70%, 04/01/27	$547	$ 545,143
4.00%, 05/01/32	350	342,968
Cornell University, 4.84%, 06/15/34	350	357,586
Emory University, Series 2020, 2.14%, 09/01/30(a)	250	228,640
Equifax, Inc.
5.10%, 12/15/27	300	305,331
5.10%, 06/01/28	524	534,575
4.80%, 09/15/29	324	328,786
3.10%, 05/15/30	354	334,168
2.35%, 09/15/31	617	545,369
GATX Corp.
5.40%, 03/15/27	205	208,011
3.85%, 03/30/27	413	410,717
3.50%, 03/15/28	200	196,359
4.55%, 11/07/28	200	201,237
4.70%, 04/01/29	379	383,814
4.00%, 06/30/30	350	343,942
1.90%, 06/01/31	259	226,016
3.50%, 06/01/32	250	232,025
4.90%, 03/15/33	215	216,089
5.45%, 09/15/33	300	309,700
6.05%, 03/15/34	400	427,360
6.90%, 05/01/34	250	281,519
5.50%, 06/15/35	310	318,388
Global Payments, Inc.
2.15%, 01/15/27	404	393,632
4.95%, 08/15/27	275	277,619
4.45%, 06/01/28	350	350,282
3.20%, 08/15/29	777	735,218
5.30%, 08/15/29	520	529,371
2.90%, 05/15/30	504	465,011
2.90%, 11/15/31	625	555,900
5.40%, 08/15/32	285	288,395
GXO Logistics, Inc.
6.25%, 05/06/29	400	420,519
2.65%, 07/15/31	219	195,691
6.50%, 05/06/34	400	429,670
J Paul Getty Trust, 4.91%, 04/01/35(a)	325	333,644
Johns Hopkins University, Series A, 4.71%, 07/01/32(a)	125	127,332
Leland Stanford Junior University
1.29%, 06/01/27	50	48,060
4.68%, 03/01/35(a)	300	303,976
Series 2025, 4.15%, 08/01/30	500	502,559
Moody’s Corp.
3.25%, 01/15/28	196	192,656
4.25%, 02/01/29	129	129,421
2.00%, 08/19/31(a)	592	521,605
4.25%, 08/08/32	350	345,024
5.00%, 08/05/34	225	229,892
PayPal Holdings, Inc.
3.90%, 06/01/27	250	249,723
4.45%, 03/06/28	280	282,778
2.85%, 10/01/29	1,054	1,004,820
2.30%, 06/01/30	652	600,871
4.40%, 06/01/32	770	768,390
5.15%, 06/01/34(a)	673	692,199
5.10%, 04/01/35	250	255,202
President and Fellows of Harvard College
4.89%, 03/15/30(a)	400	413,367
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
President and Fellows of Harvard College (continued)
4.61%, 02/15/35	$200	$ 202,052
Quanta Services, Inc.
4.75%, 08/09/27	325	328,668
4.30%, 08/09/28	225	225,868
2.90%, 10/01/30	537	502,341
4.50%, 01/15/31	225	225,351
2.35%, 01/15/32	400	353,493
5.25%, 08/09/34	425	436,886
5.10%, 08/09/35	325	327,479
RELX Capital, Inc.
4.00%, 03/18/29	697	693,181
4.75%, 03/27/30	522	532,287
3.00%, 05/22/30	450	426,167
4.75%, 05/20/32	210	213,955
5.25%, 03/27/35	575	594,069
Rollins, Inc., 5.25%, 02/24/35	340	345,591
S&P Global, Inc.
2.95%, 01/22/27	348	343,847
2.45%, 03/01/27	966	946,943
4.75%, 08/01/28	429	437,035
2.70%, 03/01/29(a)	758	725,760
4.25%, 05/01/29	525	527,271
2.50%, 12/01/29	239	224,479
1.25%, 08/15/30(a)	355	309,932
2.90%, 03/01/32	994	913,697
5.25%, 09/15/33	321	336,814
TR Finance LLC, 5.50%, 08/15/35(a)	200	207,854
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	450	403,090
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	300	295,462
Trustees of Dartmouth College, 4.27%, 06/01/30	115	116,026
Trustees of Princeton University, 4.65%, 07/01/30	75	76,879
UL Solutions, Inc., 6.50%, 10/20/28	150	157,967
Verisk Analytics, Inc.
4.13%, 03/15/29	413	412,076
4.50%, 08/15/30	480	481,733
5.75%, 04/01/33	285	301,368
5.25%, 06/05/34	496	510,004
5.25%, 03/15/35	525	534,671
Yale University
Series 2020, 1.48%, 04/15/30	98	88,022
Series 2025, 4.70%, 04/15/32	55	56,568
		36,399,260
Communications Equipment — 0.1%
Juniper Networks, Inc.
3.75%, 08/15/29	313	305,884
2.00%, 12/10/30	250	219,417
Motorola Solutions, Inc.
4.60%, 02/23/28	413	417,026
5.00%, 04/15/29	400	409,465
4.60%, 05/23/29	399	403,324
4.85%, 08/15/30	425	433,335
2.30%, 11/15/30	638	576,898
2.75%, 05/24/31	550	503,248
5.60%, 06/01/32(a)	368	387,182
5.20%, 08/15/32	225	231,762
Security	Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
5.40%, 04/15/34	$600	$ 620,761
5.55%, 08/15/35	525	545,529
		5,053,831
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	300	316,248
5.90%, 03/01/33(a)	265	278,911
MasTec, Inc., 5.90%, 06/15/29	296	309,446
		904,605
Consumer Finance — 1.5%
American Express Co.
1.65%, 11/04/26	829	810,978
2.55%, 03/04/27	885	869,228
3.30%, 05/03/27	1,109	1,098,743
5.85%, 11/05/27(a)	990	1,025,225
4.05%, 05/03/29(a)	709	711,358
(1-day SOFR + 0.81%), 4.35%, 07/20/29(b)	950	955,735
(1-day SOFR + 0.93%), 5.04%, 07/26/28(b)	554	562,721
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	892	903,128
(1-day SOFR + 1.22%), 4.92%, 07/20/33(b)	1,195	1,217,399
(1-day SOFR + 1.24%), 4.80%, 10/24/36(b)	925	914,336
(1-day SOFR + 1.26%), 4.73%, 04/25/29(b)	1,050	1,065,818
(1-day SOFR + 1.42%), 5.28%, 07/26/35(b)	1,280	1,320,635
(1-day SOFR + 1.44%), 5.02%, 04/25/31(b)	1,050	1,080,650
(1-day SOFR + 1.63%), 5.92%, 04/25/35(b)	200	213,584
(1-day SOFR + 1.76%), 4.42%, 08/03/33(b)	722	715,418
(1-day SOFR + 1.79%), 5.67%, 04/25/36(a)(b)	1,245	1,314,907
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	800	822,128
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	300	314,532
(1-day SOFR + 1.94%), 6.49%, 10/30/31(b)	708	774,709
(1-day SOFR + 2.26%), 4.99%, 05/26/33(b)	632	646,396
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(b)	695	716,264
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(b)	678	707,746
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(b)	1,063	1,095,414
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	750	781,203
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	29	27,539
Capital One Financial Corp.
4.10%, 02/09/27	664	662,866
3.75%, 03/09/27	757	753,345
3.65%, 05/11/27	673	668,104
3.80%, 01/31/28	879	872,664
6.70%, 11/29/32	500	551,793
(1-day SOFR + 0.86%), 1.88%, 11/02/27(b)	729	711,722
(1-day SOFR + 1.25%), 4.49%, 09/11/31(b)	735	729,461
(1-day SOFR + 1.27%), 2.62%, 11/02/32(b)	313	278,345
(1-day SOFR + 1.34%), 2.36%, 07/29/32(b)	629	545,932
(1-day SOFR + 1.56%), 5.46%, 07/26/30(b)	472	488,378
(1-day SOFR + 1.63%), 5.20%, 09/11/36(b)	1,050	1,042,280
(1-day SOFR + 1.79%), 3.27%, 03/01/30(b)	792	763,786
(1-day SOFR + 1.91%), 5.70%, 02/01/30(a)(b)	668	693,674
(1-day SOFR + 1.99%), 5.88%, 07/26/35(b)	700	732,421
(1-day SOFR + 2.04%), 6.18%, 01/30/36(a)(b)	1,000	1,043,022
(1-day SOFR + 2.06%), 4.93%, 05/10/28(a)(b)	634	639,789
(1-day SOFR + 2.08%), 5.47%, 02/01/29(b)	567	580,656
(1-day SOFR + 2.26%), 6.05%, 02/01/35(b)	790	837,697
(1-day SOFR + 2.37%), 5.27%, 05/10/33(b)	650	663,178
(1-day SOFR + 2.60%), 5.25%, 07/26/30(b)	714	733,518
(1-day SOFR + 2.60%), 5.82%, 02/01/34(b)	801	839,566

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.64%), 6.31%, 06/08/29(b)	$1,155	$ 1,210,590
(1-day SOFR + 2.86%), 6.38%, 06/08/34(b)	1,055	1,141,783
(1-day SOFR + 3.07%), 7.62%, 10/30/31(b)	1,126	1,269,948
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	575	678,017
Mastercard, Inc.
2.95%, 11/21/26	400	396,568
3.30%, 03/26/27	353	350,444
4.10%, 01/15/28	215	216,137
3.50%, 02/26/28	179	177,691
4.88%, 03/09/28	410	418,820
4.55%, 03/15/28	615	624,876
2.95%, 06/01/29	543	524,909
3.35%, 03/26/30	902	878,335
1.90%, 03/15/31	325	290,168
2.00%, 11/18/31	456	403,997
4.35%, 01/15/32	600	602,639
4.95%, 03/15/32	325	337,022
4.85%, 03/09/33	556	571,012
4.88%, 05/09/34	574	587,791
4.55%, 01/15/35	874	873,362
Synchrony Financial
3.95%, 12/01/27	479	474,990
5.15%, 03/19/29	413	418,921
2.88%, 10/28/31	508	450,921
(1-day SOFR + 1.40%), 5.02%, 07/29/29(a)(b)	340	342,265
(1-day SOFR + 1.68%), 5.45%, 03/06/31(a)(b)	542	551,056
(1-day SOFR + 2.07%), 6.00%, 07/29/36(b)	305	311,248
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(b)	400	413,491
Visa, Inc.
1.90%, 04/15/27	1,149	1,118,695
0.75%, 08/15/27	250	237,449
2.75%, 09/15/27	609	597,922
2.05%, 04/15/30	897	827,032
1.10%, 02/15/31	710	614,021
Western Union Co., 2.75%, 03/15/31(a)	195	174,518
		53,584,629
Consumer Staples Distribution & Retail — 0.6%
Best Buy Co., Inc.(a)
4.45%, 10/01/28	250	251,987
1.95%, 10/01/30	436	387,875
Costco Wholesale Corp.
3.00%, 05/18/27	657	650,028
1.38%, 06/20/27	832	801,268
1.60%, 04/20/30	843	762,005
1.75%, 04/20/32	633	547,483
Dollar General Corp.
4.63%, 11/01/27	270	272,032
4.13%, 05/01/28	300	299,005
5.20%, 07/05/28	140	143,201
3.50%, 04/03/30	626	602,004
5.00%, 11/01/32(a)	455	458,841
5.45%, 07/05/33	630	651,122
Dollar Tree, Inc.
4.20%, 05/15/28(a)	693	690,175
2.65%, 12/01/31	513	458,433
Target Corp.
1.95%, 01/15/27	672	657,225
4.35%, 06/15/28	405	408,777
3.38%, 04/15/29	829	812,164
2.35%, 02/15/30	811	756,591
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Target Corp. (continued)
2.65%, 09/15/30(a)	$361	$ 337,444
4.50%, 09/15/32(a)	672	676,305
4.40%, 01/15/33	300	299,618
4.50%, 09/15/34	475	468,293
5.00%, 04/15/35(a)	650	658,410
Walmart, Inc.
5.88%, 04/05/27	256	263,623
4.10%, 04/28/27	310	311,783
3.95%, 09/09/27	640	642,687
3.90%, 04/15/28	520	521,846
3.70%, 06/26/28	974	974,201
1.50%, 09/22/28	835	784,483
3.25%, 07/08/29	500	490,030
7.55%, 02/15/30(a)	278	317,358
4.00%, 04/15/30	342	344,183
4.35%, 04/28/30	910	923,268
1.80%, 09/22/31	1,440	1,273,191
4.15%, 09/09/32(a)	762	763,818
4.10%, 04/15/33(a)	1,000	995,364
4.90%, 04/28/35(a)	915	940,974
5.25%, 09/01/35	400	423,257
2.38%, 09/24/29(a)	300	284,473
		22,304,825
Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
4.50%, 05/15/28	272	273,321
5.63%, 05/26/33(a)	320	334,315
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	525	531,465
5.10%, 03/17/30	436	447,494
2.63%, 06/19/30	405	374,304
2.69%, 05/25/31	437	397,889
5.50%, 03/17/35(a)	490	506,673
Amcor Group Finance PLC, 5.45%, 05/23/29	350	361,154
AptarGroup, Inc., 3.60%, 03/15/32	250	233,197
Berry Global, Inc.
1.65%, 01/15/27	413	399,930
5.50%, 04/15/28	350	359,926
5.80%, 06/15/31(a)	590	625,156
5.65%, 01/15/34(a)	424	442,772
Packaging Corp. of America
3.40%, 12/15/27	350	345,689
3.00%, 12/15/29(a)	388	370,831
5.70%, 12/01/33	220	232,707
5.20%, 08/15/35	315	320,363
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	400	412,193
5.44%, 04/03/34	800	827,009
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	600	618,351
Sonoco Products Co.
2.25%, 02/01/27	88	85,793
4.60%, 09/01/29	525	527,961
3.13%, 05/01/30	277	261,459
2.85%, 02/01/32	379	339,715
5.00%, 09/01/34(a)	455	448,678
WestRock MWV LLC, 8.20%, 01/15/30	289	329,505
WRKCo, Inc.
3.38%, 09/15/27	413	407,573
4.00%, 03/15/28	323	321,599
3.90%, 06/01/28	264	261,664
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
WRKCo, Inc. (continued)
4.90%, 03/15/29	$429	$ 437,100
4.20%, 06/01/32	288	279,561
3.00%, 06/15/33(a)	350	311,233
		12,426,580
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	488	504,013
6.25%, 06/15/33	350	372,897
WW Grainger, Inc., 4.45%, 09/15/34	280	277,701
		1,154,611
Diversified REITs — 1.9%
Agree LP
2.00%, 06/15/28(a)	258	244,569
2.90%, 10/01/30	258	240,651
4.80%, 10/01/32	200	201,892
2.60%, 06/15/33	200	172,302
5.63%, 06/15/34	334	348,900
5.60%, 06/15/35	175	182,729
American Assets Trust LP
3.38%, 02/01/31(a)	372	339,044
6.15%, 10/01/34	300	305,000
American Tower Corp.
2.75%, 01/15/27	359	353,017
3.13%, 01/15/27(a)	270	266,696
3.65%, 03/15/27	493	489,437
3.55%, 07/15/27	500	495,127
3.60%, 01/15/28	500	494,183
1.50%, 01/31/28	243	229,287
5.50%, 03/15/28	290	298,248
5.25%, 07/15/28	494	507,245
5.80%, 11/15/28	420	438,178
5.20%, 02/15/29	300	307,947
3.95%, 03/15/29	413	408,943
3.80%, 08/15/29	1,063	1,043,348
2.90%, 01/15/30	447	422,167
5.00%, 01/31/30	465	476,137
4.90%, 03/15/30	545	556,192
2.10%, 06/15/30	609	550,446
1.88%, 10/15/30	599	530,783
2.70%, 04/15/31	396	361,476
2.30%, 09/15/31	391	346,268
4.05%, 03/15/32(a)	366	354,743
5.65%, 03/15/33	506	533,359
5.55%, 07/15/33	524	548,083
5.90%, 11/15/33	500	535,120
5.45%, 02/15/34	400	415,100
5.40%, 01/31/35	325	334,774
5.35%, 03/15/35	506	519,759
Americold Realty Operating Partnership LP
5.60%, 05/15/32	225	227,345
5.41%, 09/12/34(a)	325	319,658
Blackstone Reg Finance Co. LLC
11/03/30(c)	270	269,207
5.00%, 12/06/34	456	457,627
02/15/36(c)	95	94,281
Brixmor Operating Partnership LP
3.90%, 03/15/27	256	254,753
2.25%, 04/01/28	270	257,548
4.13%, 05/15/29	380	376,576
4.05%, 07/01/30	394	386,623
Security	Par (000)	Value
Diversified REITs (continued)
Brixmor Operating Partnership LP (continued)
2.50%, 08/16/31	$415	$ 369,358
5.20%, 04/01/32(a)	200	204,501
4.85%, 02/15/33	280	278,966
5.50%, 02/15/34	225	231,742
5.75%, 02/15/35	300	314,083
Broadstone Net Lease LLC
2.60%, 09/15/31	220	193,328
5.00%, 11/01/32	275	274,367
Brookfield Capital Finance LLC, 6.09%, 06/14/33	350	374,983
Brookfield Finance, Inc.
3.90%, 01/25/28	619	614,557
4.85%, 03/29/29	700	711,263
4.35%, 04/15/30	413	413,194
2.72%, 04/15/31	305	278,595
6.35%, 01/05/34(a)	450	488,797
5.68%, 01/15/35	400	415,392
5.33%, 01/15/36	170	171,321
Carlyle Group, Inc., 5.05%, 09/19/35	495	490,014
Crown Castle, Inc.
4.00%, 03/01/27	321	319,915
2.90%, 03/15/27	430	422,148
3.65%, 09/01/27	600	593,886
5.00%, 01/11/28	645	653,879
3.80%, 02/15/28	709	701,316
4.80%, 09/01/28	120	121,482
4.30%, 02/15/29	450	448,135
5.60%, 06/01/29	425	441,528
4.90%, 09/01/29	260	263,682
3.10%, 11/15/29	200	190,214
3.30%, 07/01/30	572	542,198
2.25%, 01/15/31	705	627,981
2.10%, 04/01/31	593	520,570
2.50%, 07/15/31	500	445,133
5.10%, 05/01/33	475	481,070
5.80%, 03/01/34	450	473,769
5.20%, 09/01/34(a)	525	531,205
Digital Realty Trust LP
3.70%, 08/15/27	717	711,945
5.55%, 01/15/28	685	704,111
4.45%, 07/15/28	350	352,090
3.60%, 07/01/29	620	605,406
EPR Properties
4.75%, 12/15/26	225	225,659
4.50%, 06/01/27	225	225,102
4.95%, 04/15/28	225	226,847
3.75%, 08/15/29	225	216,718
3.60%, 11/15/31	250	230,965
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	476	493,414
Equinix, Inc.
2.90%, 11/18/26	446	440,247
1.80%, 07/15/27	372	357,603
1.55%, 03/15/28	545	513,478
2.00%, 05/15/28	308	291,994
3.20%, 11/18/29	592	567,527
2.15%, 07/15/30	817	738,937
2.50%, 05/15/31	819	739,131
3.90%, 04/15/32	800	768,590
Federal Realty OP LP
3.25%, 07/15/27	259	254,848
5.38%, 05/01/28	160	164,127

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Federal Realty OP LP (continued)
3.50%, 06/01/30	$518	$ 498,723
First Industrial LP, 5.25%, 01/15/31	150	153,445
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28	340	349,395
5.30%, 01/15/29	429	437,222
4.00%, 01/15/30	567	548,407
4.00%, 01/15/31	400	382,424
3.25%, 01/15/32	450	404,083
5.25%, 02/15/33	350	350,318
6.75%, 12/01/33	309	333,857
5.63%, 09/15/34	545	550,799
Hercules Capital, Inc.(a)
3.38%, 01/20/27	230	225,573
6.00%, 06/16/30	225	227,875
Host Hotels & Resorts LP
5.70%, 06/15/32(a)	225	232,785
5.70%, 07/01/34	400	410,156
5.50%, 04/15/35	450	453,900
Series H, 3.38%, 12/15/29	405	385,093
Series I, 3.50%, 09/15/30	450	424,101
Series J, 2.90%, 12/15/31	329	293,969
Kimco Realty OP LLC
3.80%, 04/01/27	250	249,118
1.90%, 03/01/28	166	158,015
2.70%, 10/01/30	350	324,217
2.25%, 12/01/31	239	210,922
3.20%, 04/01/32	500	462,610
4.60%, 02/01/33	372	370,261
6.40%, 03/01/34	325	358,595
4.85%, 03/01/35	398	395,841
Kite Realty Group LP
4.95%, 12/15/31	200	202,105
5.20%, 08/15/32	185	188,642
5.50%, 03/01/34	272	280,565
Kite Realty Group Trust, 4.75%, 09/15/30	200	201,253
KKR & Co., Inc., 5.10%, 08/07/35	600	598,240
Lineage OP LP, 5.25%, 07/15/30(d)	350	354,472
LXP Industrial Trust
6.75%, 11/15/28	62	65,948
2.70%, 09/15/30	256	234,428
2.38%, 10/01/31	300	260,613
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	245	218,318
5.25%, 08/15/32	125	127,480
5.75%, 07/15/34	175	182,699
4.95%, 01/15/35	280	276,313
Prologis LP
2.13%, 04/15/27	350	340,945
3.38%, 12/15/27	316	312,305
4.88%, 06/15/28(a)	427	436,351
3.88%, 09/15/28	150	149,522
4.00%, 09/15/28(a)	200	199,892
4.38%, 02/01/29(a)	261	263,004
2.88%, 11/15/29	308	293,399
2.25%, 04/15/30	715	660,699
1.75%, 07/01/30(a)	243	217,228
1.25%, 10/15/30	528	459,891
4.75%, 01/15/31	450	459,029
1.75%, 02/01/31	191	168,094
1.63%, 03/15/31	282	246,266
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
2.25%, 01/15/32	$210	$ 185,330
4.63%, 01/15/33(a)	365	367,376
4.75%, 06/15/33	505	509,797
5.13%, 01/15/34	506	519,517
5.00%, 03/15/34	471	478,910
5.00%, 01/31/35	500	506,325
5.25%, 05/15/35	525	540,620
Rayonier LP, 2.75%, 05/17/31	241	217,159
Regency Centers LP
3.60%, 02/01/27	350	347,748
4.13%, 03/15/28	254	254,165
2.95%, 09/15/29	179	171,305
3.70%, 06/15/30(a)	413	403,013
5.00%, 07/15/32	180	184,362
5.25%, 01/15/34	250	257,107
5.10%, 01/15/35	210	212,708
Rexford Industrial Realty LP
5.00%, 06/15/28	120	122,022
2.13%, 12/01/30	219	195,645
2.15%, 09/01/31	218	190,321
Safehold GL Holdings LLC
2.80%, 06/15/31(a)	429	395,236
6.10%, 04/01/34	195	205,500
5.65%, 01/15/35	300	306,441
Sun Communities Operating LP
2.30%, 11/01/28	231	218,713
2.70%, 07/15/31	403	365,341
4.20%, 04/15/32	429	418,123
VICI Properties LP
4.75%, 02/15/28	868	875,340
4.75%, 04/01/28	370	373,434
4.95%, 02/15/30	776	784,158
5.13%, 11/15/31	475	480,619
5.13%, 05/15/32(a)	930	937,349
5.75%, 04/01/34	400	412,856
5.63%, 04/01/35	535	544,751
Weyerhaeuser Co.
4.00%, 11/15/29	541	534,525
4.00%, 04/15/30	500	492,796
7.38%, 03/15/32	403	459,908
3.38%, 03/09/33	250	228,012
WP Carey, Inc.
3.85%, 07/15/29	393	386,654
4.65%, 07/15/30	275	276,817
2.40%, 02/01/31	304	272,721
2.45%, 02/01/32	250	220,159
2.25%, 04/01/33	258	215,746
5.38%, 06/30/34	200	205,329
		70,789,442
Diversified Telecommunication Services — 1.8%
AT&T, Inc.
3.80%, 02/15/27(a)	450	447,982
4.25%, 03/01/27	1,174	1,175,024
2.30%, 06/01/27(a)	1,688	1,640,534
1.65%, 02/01/28	1,730	1,639,026
4.10%, 02/15/28	928	926,469
4.35%, 03/01/29	1,818	1,823,228
4.30%, 02/15/30	1,752	1,750,396
4.70%, 08/15/30	725	735,067
2.75%, 06/01/31	1,809	1,658,850
2.25%, 02/01/32	1,490	1,302,730
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
4.55%, 11/01/32	$750	$ 744,244
2.55%, 12/01/33	2,206	1,873,732
5.40%, 02/15/34	1,500	1,552,625
4.50%, 05/15/35	1,500	1,444,171
5.38%, 08/15/35	725	743,015
4.90%, 11/01/35	750	739,411
Bell Telephone Co. of Canada or Bell Canada(a)
2.15%, 02/15/32	245	211,146
5.10%, 05/11/33	592	601,180
5.20%, 02/15/34	400	404,020
British Telecommunications PLC
5.13%, 12/04/28	478	489,315
9.63%, 12/15/30	1,526	1,867,455
Cisco Systems, Inc.
4.80%, 02/26/27	1,286	1,300,265
4.55%, 02/24/28	600	608,650
4.85%, 02/26/29	1,800	1,844,415
4.75%, 02/24/30	650	665,956
4.95%, 02/26/31	1,661	1,716,938
4.95%, 02/24/32	550	567,229
5.05%, 02/26/34	1,628	1,678,391
5.10%, 02/24/35	775	797,409
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,218	2,610,964
9.25%, 06/01/32	362	453,599
Koninklijke KPN NV, 8.38%, 10/01/30	350	409,069
Nokia OYJ, 4.38%, 06/12/27	350	349,682
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,558,016
8.75%, 03/15/32	1,100	1,338,264
Telefonica Emisiones SA, 4.10%, 03/08/27	715	713,543
Telefonica Europe BV, 8.25%, 09/15/30	775	893,126
TELUS Corp.
2.80%, 02/16/27	400	392,744
3.70%, 09/15/27	400	396,522
3.40%, 05/13/32	522	479,811
Verizon Communications, Inc.
4.13%, 03/16/27	1,500	1,501,017
3.00%, 03/22/27	700	691,238
2.10%, 03/22/28(a)	1,832	1,749,430
4.33%, 09/21/28	1,983	1,992,226
3.88%, 02/08/29	759	753,228
4.02%, 12/03/29	2,549	2,524,009
3.15%, 03/22/30	829	792,013
1.50%, 09/18/30	450	393,634
1.68%, 10/30/30	819	721,564
7.75%, 12/01/30	367	421,374
1.75%, 01/20/31	1,273	1,112,849
2.55%, 03/21/31	2,023	1,837,160
2.36%, 03/15/32	2,962	2,593,838
5.05%, 05/09/33(a)	629	642,591
4.50%, 08/10/33	1,204	1,184,204
4.40%, 11/01/34	1,400	1,346,036
4.78%, 02/15/35	1,500	1,471,348
5.25%, 04/02/35	1,465	1,481,434
		65,753,406
Electric Utilities — 6.2%
AEP Texas, Inc.
3.95%, 06/01/28	413	410,664
5.45%, 05/15/29	225	233,538
Security	Par (000)	Value
Electric Utilities (continued)
AEP Texas, Inc. (continued)
4.70%, 05/15/32(a)	$480	$ 480,341
5.40%, 06/01/33	245	252,726
5.70%, 05/15/34	450	469,923
Series I, 2.10%, 07/01/30	400	362,574
AEP Transmission Co. LLC
3.10%, 12/01/26	413	408,753
5.15%, 04/01/34	295	301,391
5.38%, 06/15/35	598	619,150
AES Corp.
5.45%, 06/01/28	570	579,808
2.45%, 01/15/31	663	600,447
5.80%, 03/15/32	488	499,192
Alabama Power Co.
3.75%, 09/01/27	300	299,062
3.05%, 03/15/32	600	554,973
3.94%, 09/01/32	300	291,264
5.85%, 11/15/33(a)	125	134,324
5.10%, 04/02/35(a)	500	511,385
Series 2020-A, 1.45%, 09/15/30(a)	483	425,306
Series C, 4.30%, 03/15/31	450	450,586
Ameren Corp.
5.70%, 12/01/26	300	304,399
1.95%, 03/15/27	365	354,499
1.75%, 03/15/28	300	283,491
5.00%, 01/15/29(a)	512	524,055
3.50%, 01/15/31	329	314,616
5.38%, 03/15/35	565	580,751
Ameren Illinois Co.
3.80%, 05/15/28	250	249,073
1.55%, 11/15/30	250	219,559
3.85%, 09/01/32	400	384,411
4.95%, 06/01/33(a)	250	256,075
American Electric Power Co., Inc.
5.75%, 11/01/27	400	412,015
3.20%, 11/13/27	260	255,304
5.20%, 01/15/29	775	799,179
2.30%, 03/01/30	525	481,982
5.95%, 11/01/32	200	214,510
5.63%, 03/01/33	478	503,092
Series J, 4.30%, 12/01/28	413	414,850
Appalachian Power Co.
5.65%, 04/01/34	225	235,817
Series AA, 2.70%, 04/01/31	450	409,933
Series BB, 4.50%, 08/01/32	400	396,553
Series X, 3.30%, 06/01/27	250	246,769
Arizona Public Service Co.
2.60%, 08/15/29	413	389,085
2.20%, 12/15/31	129	113,126
6.35%, 12/15/32	300	327,358
5.55%, 08/01/33	375	392,730
5.70%, 08/15/34	435	457,241
Atlantic City Electric Co.
4.00%, 10/15/28	200	200,128
2.30%, 03/15/31	200	180,851
Avangrid, Inc., 3.80%, 06/01/29	500	491,833
Baltimore Gas and Electric Co.
2.25%, 06/15/31	509	457,803
5.30%, 06/01/34	275	286,887
5.45%, 06/01/35	600	625,247
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	513	503,840

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Berkshire Hathaway Energy Co. (continued)
3.70%, 07/15/30	$733	$ 718,761
1.65%, 05/15/31	699	606,202
Black Hills Corp.
5.95%, 03/15/28	200	207,050
3.05%, 10/15/29	342	325,437
2.50%, 06/15/30	300	276,323
4.55%, 01/31/31	275	274,640
4.35%, 05/01/33	220	212,767
6.15%, 05/15/34	250	267,489
6.00%, 01/15/35	300	319,098
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	315	324,624
4.80%, 03/15/30(a)	325	332,496
4.95%, 04/01/33	660	672,688
5.15%, 03/01/34	310	318,774
5.05%, 03/01/35	385	389,758
Series AA, 3.00%, 02/01/27	200	197,483
Series AE, 2.35%, 04/01/31	332	299,960
Series AG, 3.00%, 03/01/32	262	240,570
Series AI, 4.45%, 10/01/32	414	412,980
Series AQ, 4.95%, 08/15/35	410	412,681
Series K2, 6.95%, 03/15/33(a)	273	311,162
CenterPoint Energy, Inc.
5.40%, 06/01/29	576	596,388
2.95%, 03/01/30	344	325,903
CMS Energy Corp.
3.45%, 08/15/27	229	226,225
(5-year CMT + 2.90%), 3.75%, 12/01/50(b)	250	230,694
(5-year CMT + 4.12%), 4.75%, 06/01/50(b)	400	393,521
Commonwealth Edison Co.
3.70%, 08/15/28	363	360,896
2.20%, 03/01/30	300	277,237
4.90%, 02/01/33(a)	320	327,289
5.30%, 06/01/34	335	350,854
Series 122, 2.95%, 08/15/27	250	245,853
Series 132, 3.15%, 03/15/32	200	185,906
Connecticut Light and Power Co.
4.65%, 01/01/29	200	203,503
4.95%, 01/15/30	275	282,671
4.90%, 07/01/33	150	152,520
4.95%, 08/15/34	200	202,921
Series A, 3.20%, 03/15/27	413	408,703
Series A, 2.05%, 07/01/31	228	202,167
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	411,080
2.40%, 06/15/31	629	572,076
5.20%, 03/01/33	500	520,626
5.50%, 03/15/34	500	526,860
5.38%, 05/15/34	200	208,524
5.13%, 03/15/35(a)	284	291,329
Series 2005-A, 5.30%, 03/01/35	200	206,932
Series 20A, 3.35%, 04/01/30	193	186,996
Series D, 4.00%, 12/01/28	313	313,118
Constellation Energy Generation LLC
5.60%, 03/01/28	530	547,731
5.80%, 03/01/33	400	427,178
6.13%, 01/15/34	325	353,602
Consumers Energy Co.
4.65%, 03/01/28(a)	250	253,383
3.80%, 11/15/28	300	298,493
4.90%, 02/15/29	290	297,543
4.60%, 05/30/29	477	484,783
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
4.70%, 01/15/30	$613	$ 626,182
4.50%, 01/15/31	370	374,186
3.60%, 08/15/32	255	242,425
4.63%, 05/15/33	510	511,543
5.05%, 05/15/35	690	704,103
Dayton Power & Light Co., 4.55%, 08/15/30(d)	225	224,042
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	200	223,680
5.30%, 05/15/33	200	208,515
Series 2025, 5.30%, 01/15/35	320	332,325
Series A, 2.30%, 12/01/31	330	293,250
Dominion Energy, Inc.
4.60%, 05/15/28	805	813,466
4.25%, 06/01/28	750	751,959
5.00%, 06/15/30(a)	625	641,546
5.38%, 11/15/32	500	519,998
5.45%, 03/15/35(a)	725	744,567
Series A, 4.35%, 08/15/32	400	391,661
Series B, 3.60%, 03/15/27	250	248,259
Series B, 5.95%, 06/15/35	300	319,906
Series C, 3.38%, 04/01/30	1,093	1,050,377
Series C, 2.25%, 08/15/31	588	521,501
Series E, 6.30%, 03/15/33	200	216,576
Series F, 5.25%, 08/01/33	600	614,522
DTE Electric Co.
4.85%, 12/01/26	396	400,101
4.25%, 05/14/27	25	25,152
2.25%, 03/01/30(a)	428	396,385
5.20%, 04/01/33	500	520,613
5.20%, 03/01/34(a)	275	284,979
5.25%, 05/15/35	300	309,606
Series A, 1.90%, 04/01/28	313	298,061
Series A, 3.00%, 03/01/32	279	257,817
Series C, 2.63%, 03/01/31	300	276,243
DTE Energy Co.
4.95%, 07/01/27	475	480,803
4.88%, 06/01/28	500	508,638
5.10%, 03/01/29	700	717,658
2.95%, 03/01/30	279	263,212
5.20%, 04/01/30	650	670,365
5.85%, 06/01/34	550	585,706
5.05%, 10/01/35	350	348,960
Series C, 3.40%, 06/15/29	381	369,235
Duke Energy Carolinas LLC
2.95%, 12/01/26	330	326,721
3.95%, 11/15/28	450	450,347
2.45%, 08/15/29	400	377,278
2.45%, 02/01/30	329	307,570
4.85%, 03/15/30	320	328,886
2.55%, 04/15/31(a)	425	390,014
2.85%, 03/15/32	458	418,825
6.45%, 10/15/32	214	237,056
4.95%, 01/15/33	835	860,243
4.85%, 01/15/34(a)	400	405,661
5.25%, 03/15/35	425	440,214
Series A, 6.00%, 12/01/28(a)	163	171,661
Duke Energy Corp.
4.85%, 01/05/27	464	468,138
3.15%, 08/15/27	413	406,523
5.00%, 12/08/27	210	213,584
4.30%, 03/15/28	584	585,916
4.85%, 01/05/29	546	556,218
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
3.40%, 06/15/29	$388	$ 377,646
2.45%, 06/01/30	684	631,663
2.55%, 06/15/31	829	750,953
4.50%, 08/15/32	746	742,171
5.75%, 09/15/33	375	397,892
5.45%, 06/15/34(a)	431	448,881
4.95%, 09/15/35	760	755,793
(5-year CMT + 2.32%), 3.25%, 01/15/82(b)	316	304,564
Duke Energy Florida LLC
3.20%, 01/15/27	400	396,777
3.80%, 07/15/28	422	420,966
2.50%, 12/01/29	614	578,584
1.75%, 06/15/30(a)	388	348,798
2.40%, 12/15/31	479	430,901
5.88%, 11/15/33	501	542,231
Duke Energy Indiana LLC, 5.25%, 03/01/34	175	180,907
Duke Energy Ohio, Inc.
3.65%, 02/01/29(a)	300	296,637
2.13%, 06/01/30	250	228,570
5.25%, 04/01/33	230	239,261
5.30%, 06/15/35	200	206,783
Duke Energy Progress LLC
4.35%, 03/06/27	350	352,071
3.70%, 09/01/28	300	298,111
3.45%, 03/15/29(a)	413	405,861
2.00%, 08/15/31	426	376,072
3.40%, 04/01/32	313	295,198
5.25%, 03/15/33	434	452,566
5.10%, 03/15/34	400	412,797
5.05%, 03/15/35	800	815,613
Edison International
5.75%, 06/15/27	370	374,318
4.13%, 03/15/28	446	438,169
5.25%, 11/15/28	330	332,165
5.45%, 06/15/29	300	303,181
6.95%, 11/15/29	245	260,176
6.25%, 03/15/30	341	353,816
5.25%, 03/15/32(a)	397	392,918
El Paso Electric Co., 6.00%, 05/15/35	250	261,245
Emera U.S. Finance LP, 2.64%, 06/15/31	245	218,740
Enel Chile SA, 4.88%, 06/12/28	550	558,916
Entergy Arkansas LLC
4.00%, 06/01/28	200	200,160
5.15%, 01/15/33	300	310,673
5.30%, 09/15/33	200	207,699
5.45%, 06/01/34	450	470,255
Entergy Corp.
1.90%, 06/15/28	329	310,900
2.80%, 06/15/30	431	402,452
2.40%, 06/15/31	496	444,164
Entergy Louisiana LLC
3.12%, 09/01/27	256	252,213
3.25%, 04/01/28	400	393,679
1.60%, 12/15/30	243	214,557
3.05%, 06/01/31	200	187,453
2.35%, 06/15/32	550	483,998
4.00%, 03/15/33	600	578,767
5.35%, 03/15/34	450	467,014
5.15%, 09/15/34	475	486,659
Entergy Mississippi LLC
2.85%, 06/01/28	413	401,438
5.00%, 09/01/33	240	244,585
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Texas, Inc.
4.00%, 03/30/29	$250	$ 249,183
1.75%, 03/15/31	350	307,592
5.25%, 04/15/35	325	334,273
Evergy Kansas Central, Inc.
3.10%, 04/01/27	200	197,440
4.70%, 03/13/28	215	217,152
5.90%, 11/15/33	150	161,450
5.25%, 03/15/35(a)	250	255,455
Evergy Metro, Inc.
4.95%, 04/15/33	215	219,353
5.40%, 04/01/34	175	182,387
5.13%, 08/15/35	175	177,501
Series 2020, 2.25%, 06/01/30(a)	300	276,281
Evergy, Inc., 2.90%, 09/15/29	913	867,550
Eversource Energy
5.00%, 01/01/27	175	176,515
2.90%, 03/01/27	313	307,784
4.60%, 07/01/27	400	402,169
5.45%, 03/01/28	765	784,438
5.95%, 02/01/29	550	575,847
4.45%, 12/15/30	400	398,583
2.55%, 03/15/31	413	373,345
5.85%, 04/15/31	250	264,343
3.38%, 03/01/32	463	428,984
5.13%, 05/15/33	400	405,983
5.50%, 01/01/34	400	414,641
5.95%, 07/15/34	250	266,115
Series M, 3.30%, 01/15/28	343	336,448
Series O, 4.25%, 04/01/29	343	342,387
Series R, 1.65%, 08/15/30	400	351,990
Exelon Corp.
2.75%, 03/15/27	347	340,681
5.15%, 03/15/28	550	562,682
5.15%, 03/15/29	585	601,627
4.05%, 04/15/30	829	821,431
5.13%, 03/15/31	325	336,084
3.35%, 03/15/32	650	608,597
5.30%, 03/15/33	622	646,424
5.45%, 03/15/34	474	492,997
4.95%, 06/15/35	300	297,249
5.63%, 06/15/35	300	314,289
FirstEnergy Corp.
2.65%, 03/01/30	400	371,284
Series B, 3.90%, 07/15/27	826	820,763
Series B, 2.25%, 09/01/30(a)	256	231,146
FirstEnergy Transmission LLC
4.55%, 01/15/30	135	135,838
4.75%, 01/15/33(d)	200	199,796
5.00%, 01/15/35	260	260,531
Florida Power & Light Co.
5.05%, 04/01/28	605	620,312
4.40%, 05/15/28	470	474,910
5.15%, 06/15/29(a)	470	488,167
4.63%, 05/15/30(a)	480	489,610
2.45%, 02/03/32	1,219	1,097,583
5.10%, 04/01/33	690	714,679
4.80%, 05/15/33	715	729,201
5.63%, 04/01/34	1,100	1,175,177
5.30%, 06/15/34	685	716,960
5.00%, 08/01/34	300	306,550
4.95%, 06/01/35	400	407,933
Series A, 3.30%, 05/30/27	200	198,135

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Georgia Power Co.
5.00%, 02/23/27(a)	$329	$ 333,380
3.25%, 03/30/27	250	247,610
4.65%, 05/16/28	400	405,953
4.00%, 10/01/28	300	299,785
4.55%, 03/15/30(a)	575	585,173
4.85%, 03/15/31	700	718,538
4.70%, 05/15/32(a)	430	436,171
4.95%, 05/17/33(a)	754	769,770
5.25%, 03/15/34	527	544,001
5.20%, 03/15/35	700	719,822
Series B, 2.65%, 09/15/29	557	528,659
Idaho Power Co., 5.20%, 08/15/34	200	206,753
Indiana Michigan Power Co., 3.85%, 05/15/28	250	248,876
Interstate Power and Light Co.
4.10%, 09/26/28	325	324,273
3.60%, 04/01/29	252	246,935
2.30%, 06/01/30	300	274,269
5.70%, 10/15/33	150	158,320
4.95%, 09/30/34	295	294,758
5.60%, 06/29/35	350	365,163
IPALCO Enterprises, Inc.
4.25%, 05/01/30	279	273,041
5.75%, 04/01/34	250	254,459
ITC Holdings Corp., 3.35%, 11/15/27	350	344,856
Jersey Central Power & Light Co.
4.15%, 01/15/29(d)	250	249,380
4.40%, 01/15/31(d)	250	248,921
5.10%, 01/15/35	470	476,726
5.15%, 01/15/36(d)	250	253,548
Kentucky Utilities Co., Series Kent, 5.45%, 04/15/33	275	287,880
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	99,502
MidAmerican Energy Co.
3.10%, 05/01/27	274	270,969
3.65%, 04/15/29	563	556,607
6.75%, 12/30/31	291	327,787
5.35%, 01/15/34	175	182,729
Mississippi Power Co., 3.95%, 03/30/28	300	299,452
National Grid PLC
5.60%, 06/12/28	500	517,264
5.81%, 06/12/33	450	479,451
5.42%, 01/11/34	595	617,896
National Grid USA, 5.80%, 04/01/35	150	156,337
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	150	152,315
4.80%, 02/05/27	250	252,168
3.05%, 04/25/27	300	296,030
5.10%, 05/06/27	175	177,685
4.12%, 09/16/27	150	150,253
3.40%, 02/07/28	709	699,464
4.75%, 02/07/28	361	366,056
4.80%, 03/15/28	215	218,472
5.05%, 09/15/28	575	589,380
4.85%, 02/07/29	250	255,667
3.70%, 03/15/29	300	296,133
5.15%, 06/15/29(a)	300	310,617
4.95%, 02/07/30	120	123,474
2.40%, 03/15/30	386	359,816
5.00%, 02/07/31	200	205,982
1.35%, 03/15/31	200	171,745
1.65%, 06/15/31	500	432,736
8.00%, 03/01/32	257	305,106
2.75%, 04/15/32	413	372,040
Security	Par (000)	Value
Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
4.02%, 11/01/32	$600	$ 584,067
4.15%, 12/15/32	200	195,829
5.80%, 01/15/33	275	295,283
5.00%, 08/15/34	275	280,512
(5-year CMT + 3.53%), 7.13%, 09/15/53(b)	200	210,057
Series D, 4.15%, 08/25/28	300	300,534
Nevada Power Co.
Series CC, 3.70%, 05/01/29	472	464,386
Series DD, 2.40%, 05/01/30	329	305,553
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	736	717,528
3.55%, 05/01/27	1,129	1,120,439
4.63%, 07/15/27(a)	1,000	1,009,397
4.69%, 09/01/27	1,220	1,233,374
4.85%, 02/04/28	625	635,972
4.90%, 02/28/28	904	919,675
1.90%, 06/15/28	1,116	1,057,442
4.90%, 03/15/29	700	716,392
3.50%, 04/01/29	700	685,267
2.75%, 11/01/29	1,009	956,383
5.00%, 02/28/30(a)	500	516,326
5.05%, 03/15/30	875	901,650
2.25%, 06/01/30	2,308	2,114,665
2.44%, 01/15/32	849	751,905
5.30%, 03/15/32	550	572,935
5.00%, 07/15/32	670	685,514
5.05%, 02/28/33	700	716,181
5.25%, 03/15/34	800	822,249
5.45%, 03/15/35	675	699,517
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(a)(b)	350	342,379
Northern States Power Co.
2.25%, 04/01/31	372	337,530
5.05%, 05/15/35(a)	500	511,798
NSTAR Electric Co.
3.20%, 05/15/27	322	318,105
3.25%, 05/15/29	600	581,490
4.85%, 03/01/30	275	281,908
3.95%, 04/01/30	300	296,791
1.95%, 08/15/31	200	175,805
5.40%, 06/01/34	400	415,838
5.20%, 03/01/35	450	460,758
OGE Energy Corp., 5.45%, 05/15/29	200	207,423
Ohio Power Co.
5.00%, 06/01/33(a)	328	333,104
5.65%, 06/01/34	250	261,145
Series P, 2.60%, 04/01/30	364	338,796
Series Q, 1.63%, 01/15/31	359	311,851
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	266,236
3.30%, 03/15/30	200	192,665
3.25%, 04/01/30	79	76,034
5.40%, 01/15/33	300	314,346
Oncor Electric Delivery Co. LLC
4.50%, 03/20/27(d)	325	327,241
4.30%, 05/15/28	488	491,017
3.70%, 11/15/28	193	191,249
4.65%, 11/01/29	350	355,301
2.75%, 05/15/30	729	685,401
7.00%, 05/01/32	300	340,769
4.15%, 06/01/32	296	289,999
4.55%, 09/15/32	519	519,806
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC (continued)
7.25%, 01/15/33	$263	$ 302,694
5.65%, 11/15/33	351	373,598
5.35%, 04/01/35(d)	405	420,208
Pacific Gas & Electric Co., 5.05%, 10/15/32	250	250,447
Pacific Gas and Electric Co.
3.30%, 03/15/27	200	197,299
5.45%, 06/15/27	400	406,576
2.10%, 08/01/27	483	464,381
3.30%, 12/01/27	655	641,563
5.00%, 06/04/28	400	405,677
3.00%, 06/15/28	516	497,614
3.75%, 07/01/28	550	540,509
4.65%, 08/01/28	200	200,871
6.10%, 01/15/29	465	485,399
4.20%, 03/01/29	220	217,797
5.55%, 05/15/29	400	411,817
4.55%, 07/01/30	2,006	1,991,221
2.50%, 02/01/31	1,211	1,083,199
3.25%, 06/01/31	550	507,764
4.40%, 03/01/32	293	284,620
5.90%, 06/15/32	450	471,011
6.15%, 01/15/33(a)	428	454,056
6.40%, 06/15/33	640	689,364
6.95%, 03/15/34	535	593,661
5.80%, 05/15/34	800	829,416
5.70%, 03/01/35	775	795,956
6.00%, 08/15/35	715	749,915
PacifiCorp.
5.10%, 02/15/29(a)	300	307,768
3.50%, 06/15/29	354	345,083
2.70%, 09/15/30	254	234,843
5.30%, 02/15/31	800	830,355
7.70%, 11/15/31	200	232,273
5.45%, 02/15/34(a)	784	805,473
5.25%, 06/15/35	200	203,181
PECO Energy Co.
4.90%, 06/15/33	264	270,268
4.88%, 09/15/35	400	402,746
Pinnacle West Capital Corp.
4.90%, 05/15/28	305	309,591
5.15%, 05/15/30	125	128,763
Potomac Electric Power Co., 5.20%, 03/15/34	275	283,966
PPL Capital Funding, Inc.
4.13%, 04/15/30	300	297,939
5.25%, 09/01/34	455	466,318
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	514,100
4.85%, 02/15/34	400	406,501
Progress Energy, Inc.
7.75%, 03/01/31	330	378,984
7.00%, 10/30/31	300	337,091
Public Service Co. of Colorado
3.70%, 06/15/28	129	128,283
1.88%, 06/15/31	450	394,610
5.35%, 05/15/34	450	465,259
5.15%, 09/15/35	575	583,277
Series 35, 1.90%, 01/15/31	160	142,234
Series 38, 4.10%, 06/01/32(a)	150	147,453
Public Service Co. of New Hampshire
4.40%, 07/01/28	175	176,644
5.35%, 10/01/33	375	392,329
Series V, 2.20%, 06/15/31	450	402,553
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Oklahoma
5.25%, 01/15/33	$400	$ 411,109
5.20%, 01/15/35	425	430,462
Series J, 2.20%, 08/15/31(a)	413	364,691
Public Service Electric and Gas Co.
3.00%, 05/15/27	314	309,881
3.70%, 05/01/28	276	274,287
3.65%, 09/01/28(a)	270	267,525
3.20%, 05/15/29	313	304,156
2.45%, 01/15/30(a)	229	214,730
1.90%, 08/15/31	279	245,463
3.10%, 03/15/32	400	370,891
4.90%, 12/15/32	180	184,247
4.65%, 03/15/33	417	419,875
5.20%, 08/01/33	370	384,483
5.20%, 03/01/34	275	285,354
4.85%, 08/01/34	450	454,530
4.90%, 08/15/35	200	202,026
Series Q, 5.05%, 03/01/35	260	265,968
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	400	413,471
5.88%, 10/15/28	250	261,676
5.20%, 04/01/29	275	283,247
4.90%, 03/15/30(a)	205	209,257
1.60%, 08/15/30	352	309,432
2.45%, 11/15/31	500	444,944
6.13%, 10/15/33	250	269,868
5.45%, 04/01/34(a)	275	285,624
5.40%, 03/15/35	250	257,780
Puget Energy, Inc.
2.38%, 06/15/28	329	313,284
4.10%, 06/15/30	413	404,178
4.22%, 03/15/32	279	267,958
5.73%, 03/15/35	475	488,186
Puget Sound Energy, Inc., 5.33%, 06/15/34	175	180,756
San Diego Gas & Electric Co.
4.95%, 08/15/28	345	352,972
5.40%, 04/15/35	550	570,707
Series VVV, 1.70%, 10/01/30	663	586,296
Series XXX, 3.00%, 03/15/32	350	321,154
Sempra
3.25%, 06/15/27	500	491,754
3.40%, 02/01/28	713	699,730
3.70%, 04/01/29(a)	513	503,629
5.50%, 08/01/33(a)	499	521,521
(5-year CMT + 2.87%), 4.13%, 04/01/52(b)	713	697,171
Southern California Edison Co.
4.88%, 02/01/27	175	175,912
5.85%, 11/01/27(a)	300	307,635
5.30%, 03/01/28	495	504,320
5.65%, 10/01/28	378	390,765
6.65%, 04/01/29	200	210,998
5.15%, 06/01/29	275	280,156
2.85%, 08/01/29	384	361,629
5.25%, 03/15/30(a)	400	408,991
2.25%, 06/01/30	432	389,290
5.45%, 06/01/31(a)	408	420,639
2.75%, 02/01/32(a)	413	365,438
5.95%, 11/01/32	525	553,685
6.00%, 01/15/34(a)	332	347,929
5.20%, 06/01/34	729	730,198
5.45%, 03/01/35(a)	500	506,439
Series 2005-E, 5.35%, 07/15/35(a)	200	200,709

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
Series A, 4.20%, 03/01/29(a)	$300	$ 296,821
Series B, 3.65%, 03/01/28	275	270,892
Series D, 4.70%, 06/01/27	300	301,319
Series G, 2.50%, 06/01/31	349	310,505
Southern Co.
5.11%, 08/01/27	500	507,801
4.85%, 06/15/28	570	580,075
5.50%, 03/15/29	621	645,715
5.70%, 10/15/32	350	371,313
5.20%, 06/15/33	570	586,251
5.70%, 03/15/34	702	741,171
4.85%, 03/15/35	550	544,599
Series 2021-B, 1.75%, 03/15/28	304	287,661
Series A, 3.70%, 04/30/30	758	740,766
Southern Power Co.
Series A, 4.25%, 10/01/30	500	497,287
Series B, 4.90%, 10/01/35	400	395,340
Southwestern Electric Power Co.
5.30%, 04/01/33	275	281,013
Series M, 4.10%, 09/15/28	379	378,051
Southwestern Public Service Co., 5.30%, 05/15/35	325	333,192
System Energy Resources, Inc.
6.00%, 04/15/28	400	415,208
5.30%, 12/15/34	385	388,589
Tampa Electric Co.
4.90%, 03/01/29	390	398,734
2.40%, 03/15/31	306	277,518
5.15%, 03/01/35	450	457,010
Tucson Electric Power Co.
1.50%, 08/01/30	116	102,404
3.25%, 05/15/32	250	231,354
5.20%, 09/15/34	275	280,871
Union Electric Co.
2.95%, 06/15/27	129	127,188
3.50%, 03/15/29	250	245,097
2.95%, 03/15/30	254	241,876
2.15%, 03/15/32	431	376,317
5.20%, 04/01/34	275	284,183
5.25%, 04/15/35	325	335,785
Virginia Electric and Power Co.
2.30%, 11/15/31	413	365,737
2.40%, 03/30/32	530	469,581
5.00%, 04/01/33	525	535,974
5.30%, 08/15/33(a)	900	934,000
5.00%, 01/15/34	500	507,153
5.05%, 08/15/34	595	603,771
5.15%, 03/15/35	625	637,117
Series A, 3.50%, 03/15/27	420	417,031
Series A, 3.80%, 04/01/28	413	410,950
Series A, 2.88%, 07/15/29	429	410,011
Series B, 2.95%, 11/15/26	264	261,126
Series B, 3.75%, 05/15/27	400	398,211
Series C, 4.90%, 09/15/35	750	747,771
WEC Energy Group, Inc.
5.15%, 10/01/27	500	509,209
1.38%, 10/15/27	350	332,302
4.75%, 01/15/28	250	253,169
2.20%, 12/15/28	350	329,832
1.80%, 10/15/30	203	179,767
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	150,215
Security	Par (000)	Value
Electric Utilities (continued)
Wisconsin Electric Power Co. (continued)
5.00%, 05/15/29	$125	$ 128,432
4.15%, 10/15/30	270	269,153
4.75%, 09/30/32(a)	305	311,595
5.63%, 05/15/33	200	214,569
4.60%, 10/01/34	185	184,480
Wisconsin Power and Light Co.
3.05%, 10/15/27	252	247,387
3.00%, 07/01/29	229	219,763
1.95%, 09/16/31	194	168,537
3.95%, 09/01/32	400	384,736
4.95%, 04/01/33	40	40,640
5.38%, 03/30/34	335	346,960
Wisconsin Public Service Corp., 4.55%, 12/01/29	120	121,884
Xcel Energy, Inc.
3.35%, 12/01/26	413	409,704
1.75%, 03/15/27	413	399,707
4.75%, 03/21/28	175	177,244
4.00%, 06/15/28	479	477,888
2.60%, 12/01/29	380	355,656
3.40%, 06/01/30	350	336,076
2.35%, 11/15/31	179	158,401
4.60%, 06/01/32	497	493,625
5.45%, 08/15/33	500	518,791
5.50%, 03/15/34	355	367,604
5.60%, 04/15/35	475	493,475
		227,432,931
Electronic Equipment, Instruments & Components — 0.9%
ABB Finance USA, Inc., 3.80%, 04/03/28	260	261,006
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	224,486
Allegion PLC, 3.50%, 10/01/29	219	211,895
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	250	246,997
5.41%, 07/01/32	328	340,966
5.60%, 05/29/34	225	235,399
Amphenol Corp.
5.05%, 04/05/27	562	570,155
11/15/27(c)	530	528,478
4.38%, 06/12/28	502	506,129
11/15/28(c)	245	243,878
5.05%, 04/05/29(a)	175	180,089
4.35%, 06/01/29	350	352,922
2.80%, 02/15/30	385	364,251
11/15/30(c)	505	501,031
2.20%, 09/15/31	597	530,592
02/15/33(c)	640	633,125
5.25%, 04/05/34(a)	375	390,202
5.00%, 01/15/35	500	510,387
02/15/36(c)	875	859,947
Arrow Electronics, Inc.
3.88%, 01/12/28(a)	350	346,601
5.15%, 08/21/29(a)	250	255,359
2.95%, 02/15/32	329	294,513
5.88%, 04/10/34	300	313,126
Avnet, Inc.
6.25%, 03/15/28	160	166,124
3.00%, 05/15/31	165	149,443
5.50%, 06/01/32	330	335,339
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	660	648,190
4.25%, 04/01/28	379	376,628
3.28%, 12/01/28	316	305,199
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
3.25%, 02/15/29	$371	$ 355,325
5.10%, 03/01/30	378	384,876
3.57%, 12/01/31(a)	784	730,367
5.55%, 08/22/34	300	307,923
Eaton Capital ULC, 4.45%, 05/09/30	200	201,863
Emerson Electric Co.
1.80%, 10/15/27	400	384,775
2.00%, 12/21/28	728	686,333
1.95%, 10/15/30	275	248,355
2.20%, 12/21/31	650	577,564
5.00%, 03/15/35(a)	155	159,323
Flex Ltd.
6.00%, 01/15/28	236	243,742
4.88%, 06/15/29	413	417,926
4.88%, 05/12/30	243	245,915
5.25%, 01/15/32	325	333,153
Honeywell International, Inc.
2.50%, 11/01/26	804	792,733
1.10%, 03/01/27	629	605,334
4.65%, 07/30/27	775	784,111
4.95%, 02/15/28	256	261,355
4.25%, 01/15/29	536	538,582
2.70%, 08/15/29	581	553,428
4.88%, 09/01/29	200	205,922
4.70%, 02/01/30	625	637,346
1.95%, 06/01/30	747	677,614
1.75%, 09/01/31	921	799,413
4.95%, 09/01/31	200	206,766
4.75%, 02/01/32	475	483,614
5.00%, 02/15/33	652	670,937
4.50%, 01/15/34	616	610,867
5.00%, 03/01/35	874	890,952
Hubbell, Inc.
3.15%, 08/15/27	254	249,607
3.50%, 02/15/28	250	247,095
2.30%, 03/15/31(a)	254	229,203
11/15/35(c)	175	174,208
Jabil, Inc.
4.25%, 05/15/27(a)	305	305,118
3.95%, 01/12/28	250	248,672
5.45%, 02/01/29	75	77,347
3.60%, 01/15/30	250	241,512
3.00%, 01/15/31	219	202,258
Keysight Technologies, Inc.
4.60%, 04/06/27	450	452,049
3.00%, 10/30/29	260	247,404
5.35%, 07/30/30(a)	484	502,341
4.95%, 10/15/34	382	384,722
TD SYNNEX Corp.
2.38%, 08/09/28	321	304,312
4.30%, 01/17/29	250	249,455
2.65%, 08/09/31	273	243,521
6.10%, 04/12/34	441	465,460
5.30%, 10/10/35	450	449,183
Trimble, Inc.
4.90%, 06/15/28	450	457,282
6.10%, 03/15/33	500	535,908
Tyco Electronics Group SA
3.13%, 08/15/27	250	246,583
4.63%, 02/01/30	225	228,766
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Tyco Electronics Group SA (continued)
4.50%, 02/09/31	$225	$ 227,078
2.50%, 02/04/32	405	363,155
5.00%, 05/09/35	375	379,955
Vontier Corp.
2.40%, 04/01/28(a)	200	190,661
2.95%, 04/01/31	350	318,359
		33,100,085
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	430	420,402
3.34%, 12/15/27	699	689,795
3.14%, 11/07/29	243	234,528
4.49%, 05/01/30	350	353,402
Halliburton Co., 2.92%, 03/01/30(a)	611	576,815
NOV, Inc., 3.60%, 12/01/29(a)	329	318,556
Schlumberger Investment SA, 2.65%, 06/26/30(a)	542	506,652
		3,100,150
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
3.38%, 11/15/27	400	395,543
3.95%, 05/15/28	492	491,625
4.88%, 04/01/29	455	466,358
5.00%, 11/15/29	250	258,734
2.30%, 03/01/30	444	411,270
4.75%, 07/15/30	235	240,820
1.45%, 02/15/31	727	631,440
1.75%, 02/15/32	605	519,482
2.38%, 03/15/33(a)	450	392,159
5.00%, 12/15/33(a)	482	497,471
5.00%, 04/01/34	400	410,927
5.20%, 11/15/34	245	254,323
5.15%, 03/15/35(a)	470	485,867
Veralto Corp.
5.35%, 09/18/28	325	335,727
5.45%, 09/18/33	425	444,973
Waste Connections, Inc.
4.25%, 12/01/28	200	201,191
3.50%, 05/01/29	254	249,693
2.60%, 02/01/30	376	354,108
2.20%, 01/15/32	479	421,696
3.20%, 06/01/32	274	254,540
4.20%, 01/15/33	410	402,228
5.00%, 03/01/34	575	587,072
5.25%, 09/01/35	250	257,755
Waste Management, Inc.
4.95%, 07/03/27	275	279,485
3.15%, 11/15/27	617	607,492
1.15%, 03/15/28(a)	374	350,773
4.50%, 03/15/28	625	632,103
3.88%, 01/15/29(a)	400	397,550
4.88%, 02/15/29	575	589,799
2.00%, 06/01/29(a)	159	148,223
4.63%, 02/15/30	400	406,975
4.65%, 03/15/30	425	432,901
1.50%, 03/15/31	707	613,800
4.95%, 07/03/31	495	512,005
4.80%, 03/15/32	525	536,562
4.15%, 04/15/32	524	517,578

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Management, Inc. (continued)
4.63%, 02/15/33	$270	$ 273,039
4.88%, 02/15/34	766	781,836
4.95%, 03/15/35	950	964,869
		17,009,992
Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 01/15/27	770	785,693
6.45%, 04/15/27	1,300	1,337,968
3.65%, 07/21/27	655	649,030
4.63%, 10/15/27	300	302,151
3.88%, 01/23/28	300	297,775
4.88%, 04/01/28	650	659,873
5.75%, 06/06/28(a)	610	631,367
3.00%, 10/29/28	2,523	2,435,665
5.10%, 01/19/29	510	521,764
4.63%, 09/10/29	850	856,724
6.15%, 09/30/30	1,050	1,124,160
4.38%, 11/15/30	220	218,870
5.38%, 12/15/31	500	517,034
3.30%, 01/30/32	2,800	2,585,877
3.40%, 10/29/33	1,100	991,662
5.30%, 01/19/34	450	459,660
4.95%, 09/10/34	750	746,551
5.00%, 11/15/35	290	287,341
Affiliated Managers Group, Inc.
3.30%, 06/15/30	264	251,031
5.50%, 08/20/34	250	256,362
Air Lease Corp.
2.20%, 01/15/27	450	438,640
3.63%, 04/01/27	280	277,178
3.63%, 12/01/27	130	127,978
5.85%, 12/15/27	654	672,245
5.30%, 02/01/28	300	304,874
2.10%, 09/01/28	213	199,569
4.63%, 10/01/28	400	401,088
5.10%, 03/01/29(a)	275	278,960
3.25%, 10/01/29	413	392,714
3.00%, 02/01/30	529	493,282
3.13%, 12/01/30	509	470,407
5.20%, 07/15/31	325	330,748
2.88%, 01/15/32(a)	450	402,804
Ally Financial, Inc.
4.75%, 06/09/27(a)	500	503,009
7.10%, 11/15/27	550	577,053
2.20%, 11/02/28	285	266,037
8.00%, 11/01/31	1,211	1,376,991
8.00%, 11/01/31(a)	300	340,443
(1-day SOFR + 1.78%), 5.55%, 07/31/33(b)	350	351,342
(1-day SOFR + 2.29%), 6.18%, 07/26/35(b)	590	610,009
(1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	491	518,030
(1-day SOFR + 3.26%), 6.99%, 06/13/29(b)	500	525,398
(1-day SOFR Index + 1.73%), 5.54%, 01/17/31(b)	305	310,287
(1-day SOFR Index + 1.96%), 5.74%, 05/15/29(b)	458	467,058
Ameriprise Financial, Inc.
5.70%, 12/15/28	375	392,143
4.50%, 05/13/32	313	314,663
5.15%, 05/15/33	460	477,440
5.20%, 04/15/35	475	485,248
Security	Par (000)	Value
Financial Services (continued)
Apollo Global Management, Inc.
6.38%, 11/15/33	$375	$ 413,022
5.15%, 08/12/35(a)	300	301,752
Ares Management Corp., 6.38%, 11/10/28	254	267,769
BGC Group, Inc.
8.00%, 05/25/28	200	213,622
6.60%, 06/10/29	325	338,311
6.15%, 04/02/30	425	438,890
Blue Owl Finance LLC
3.13%, 06/10/31	398	360,617
4.38%, 02/15/32	300	286,724
6.25%, 04/18/34(a)	670	695,247
Brookfield Asset Management Ltd., 5.80%, 04/24/35	450	470,735
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	347,797
Cboe Global Markets, Inc.
3.65%, 01/12/27	420	418,077
1.63%, 12/15/30	259	227,863
3.00%, 03/16/32	217	200,699
Charles Schwab Corp.
3.20%, 03/02/27	478	472,911
2.45%, 03/03/27	943	924,028
3.30%, 04/01/27	350	346,794
3.20%, 01/25/28	525	516,080
2.00%, 03/20/28	754	721,613
4.00%, 02/01/29	442	442,781
3.25%, 05/22/29	532	516,550
2.75%, 10/01/29	379	360,478
4.63%, 03/22/30(a)	179	182,513
1.65%, 03/11/31	413	360,275
2.30%, 05/13/31	663	599,431
1.95%, 12/01/31	700	609,565
2.90%, 03/03/32	660	603,609
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	904	957,196
(1-day SOFR + 2.01%), 6.14%, 08/24/34(b)	795	865,108
(1-day SOFR + 2.21%), 5.64%, 05/19/29(b)	562	583,026
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	856	915,645
CI Financial Corp., 3.20%, 12/17/30	646	581,957
CME Group, Inc.
3.75%, 06/15/28	433	431,902
4.40%, 03/15/30	510	515,746
2.65%, 03/15/32	621	566,822
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	570	652,730
Eaton Vance Corp., 3.50%, 04/06/27	200	198,370
Enact Holdings, Inc., 6.25%, 05/28/29	500	523,335
Franklin Resources, Inc., 1.60%, 10/30/30	500	438,801
Intercontinental Exchange, Inc.
3.10%, 09/15/27	284	279,730
4.00%, 09/15/27	935	936,274
3.63%, 09/01/28	678	670,727
3.75%, 09/21/28	576	571,751
4.35%, 06/15/29	753	759,357
2.10%, 06/15/30	787	717,843
5.25%, 06/15/31	425	443,966
1.85%, 09/15/32	938	797,011
4.60%, 03/15/33	950	957,550
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	275	277,514
Jefferies Financial Group, Inc.
4.85%, 01/15/27	409	410,302
6.45%, 06/08/27	250	256,967
5.88%, 07/21/28	535	553,071
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Jefferies Financial Group, Inc. (continued)
4.15%, 01/23/30	$679	$ 664,056
2.63%, 10/15/31	629	552,026
2.75%, 10/15/32	374	322,922
6.20%, 04/14/34(a)	925	970,688
Lazard Group LLC
4.50%, 09/19/28	300	301,440
4.38%, 03/11/29	379	378,490
6.00%, 03/15/31	219	231,454
5.63%, 08/01/35(a)	225	228,575
LPL Holdings, Inc.
5.70%, 05/20/27	490	499,450
4.90%, 04/03/28	275	278,168
6.75%, 11/17/28	550	585,861
5.20%, 03/15/30	452	461,674
5.15%, 06/15/30	275	280,177
6.00%, 05/20/34(a)	300	314,047
5.65%, 03/15/35	350	356,648
5.75%, 06/15/35	475	486,910
Marex Group PLC
5.83%, 05/08/28	300	303,618
6.40%, 11/04/29	450	462,482
Nasdaq, Inc.
5.35%, 06/28/28	552	569,251
1.65%, 01/15/31	543	476,810
5.55%, 02/15/34	628	658,291
Nomura Holdings, Inc.
2.33%, 01/22/27	878	858,201
5.59%, 07/02/27	400	408,467
5.39%, 07/06/27	400	407,121
5.84%, 01/18/28	200	206,498
6.07%, 07/12/28	550	574,698
2.17%, 07/14/28	700	662,449
2.71%, 01/22/29	478	454,865
5.61%, 07/06/29	400	416,239
3.10%, 01/16/30	835	790,262
4.90%, 07/01/30	400	405,447
2.68%, 07/16/30	510	469,253
2.61%, 07/14/31	650	584,929
3.00%, 01/22/32	450	407,765
6.18%, 01/18/33	600	649,580
6.09%, 07/12/33(a)	300	326,121
5.78%, 07/03/34(a)	655	694,072
5.49%, 06/29/35	400	413,502
(5-year CMT + 1.30%), 5.04%, 06/10/36(a)(b)	400	397,381
ORIX Corp.
3.70%, 07/18/27	400	397,019
5.00%, 09/13/27	200	203,120
4.65%, 09/10/29	525	532,037
4.45%, 09/09/30	225	224,895
2.25%, 03/09/31	413	369,424
4.00%, 04/13/32	363	351,861
5.20%, 09/13/32(a)	400	414,096
5.40%, 02/25/35	325	336,392
Radian Group, Inc.
4.88%, 03/15/27	256	256,690
6.20%, 05/15/29	275	287,527
Raymond James Financial, Inc.
4.65%, 04/01/30	336	342,226
4.90%, 09/11/35(a)	405	401,143
Stifel Financial Corp., 4.00%, 05/15/30	268	262,151
Security	Par (000)	Value
Financial Services (continued)
TPG Operating Group II LP
5.88%, 03/05/34(a)	$426	$ 447,406
5.38%, 01/15/36	200	199,973
Voya Financial, Inc.
5.00%, 09/20/34	285	283,844
(3-mo. SOFR US + 2.35%), 4.70%, 01/23/48(a)(b)	200	191,366
		78,733,708
Food Products — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	434	471,464
Archer-Daniels-Midland Co.
3.25%, 03/27/30	700	673,514
2.90%, 03/01/32(a)	523	479,342
4.50%, 08/15/33(a)	310	308,871
Bunge Ltd. Finance Corp.
4.90%, 04/21/27	300	303,327
3.75%, 09/25/27	481	478,651
4.10%, 01/07/28(a)	225	225,279
4.20%, 09/17/29	531	530,378
4.55%, 08/04/30	225	226,822
3.20%, 04/21/31	400	375,718
2.75%, 05/14/31	635	582,996
4.65%, 09/17/34	485	476,684
5.15%, 08/04/35	425	430,558
Conagra Brands, Inc.
1.38%, 11/01/27	597	563,716
7.00%, 10/01/28	200	213,950
4.85%, 11/01/28	804	812,715
5.00%, 08/01/30	300	303,798
8.25%, 09/15/30	200	230,044
5.75%, 08/01/35(a)	300	306,852
Flowers Foods, Inc.(a)
2.40%, 03/15/31	350	310,503
5.75%, 03/15/35	328	331,936
General Mills, Inc.
4.70%, 01/30/27	275	277,110
3.20%, 02/10/27	487	481,616
4.20%, 04/17/28	829	829,538
5.50%, 10/17/28(a)	365	378,373
4.88%, 01/30/30	300	306,260
2.88%, 04/15/30	487	458,832
2.25%, 10/14/31(a)	279	246,826
4.95%, 03/29/33	670	679,609
5.25%, 01/30/35(a)	500	509,466
Hershey Co.
4.55%, 02/24/28	220	223,564
4.25%, 05/04/28	35	35,335
2.45%, 11/15/29	225	211,756
4.75%, 02/24/30	125	127,845
1.70%, 06/01/30	258	231,475
4.95%, 02/24/32	325	335,675
4.50%, 05/04/33	302	303,614
5.10%, 02/24/35	325	334,809
Hormel Foods Corp.
4.80%, 03/30/27	235	237,556
1.70%, 06/03/28	277	261,812
1.80%, 06/11/30	650	584,515
Ingredion, Inc., 2.90%, 06/01/30(a)	250	234,308
J.M. Smucker Co.
3.38%, 12/15/27	250	246,638
5.90%, 11/15/28	575	602,704
2.38%, 03/15/30(a)	250	231,729
2.13%, 03/15/32	379	326,480

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
J.M. Smucker Co. (continued)
6.20%, 11/15/33(a)	$575	$ 623,500
4.25%, 03/15/35	398	376,120
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	322	308,646
3.75%, 12/01/31	266	251,231
3.63%, 01/15/32	750	701,207
3.00%, 05/15/32	588	526,227
5.75%, 04/01/33	1,257	1,309,853
6.75%, 03/15/34	1,022	1,127,691
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(d)	500	523,176
Kellanova
3.40%, 11/15/27	450	444,811
4.30%, 05/15/28	379	381,593
2.10%, 06/01/30	284	258,217
5.25%, 03/01/33(a)	200	206,886
Series B, 7.45%, 04/01/31	400	459,255
Kraft Heinz Foods Co.
3.88%, 05/15/27	888	883,854
4.63%, 01/30/29(a)	163	164,695
3.75%, 04/01/30	641	623,311
4.25%, 03/01/31	263	259,065
5.20%, 03/15/32(a)	325	333,276
6.75%, 03/15/32	130	143,881
5.40%, 03/15/35	325	332,844
5.00%, 07/15/35(a)	400	397,907
Kroger Co.
3.70%, 08/01/27	413	411,099
4.50%, 01/15/29	229	231,497
2.20%, 05/01/30(a)	393	360,454
1.70%, 01/15/31(a)	483	423,380
7.50%, 04/01/31	252	288,199
5.00%, 09/15/34	1,370	1,381,370
McCormick & Co., Inc.
3.40%, 08/15/27	350	345,799
2.50%, 04/15/30	209	193,535
1.85%, 02/15/31	314	275,939
4.95%, 04/15/33	300	304,636
4.70%, 10/15/34	425	417,530
Mondelez International, Inc.
2.63%, 03/17/27	545	534,623
4.25%, 05/06/28	442	443,526
4.13%, 05/07/28	260	260,055
4.75%, 02/20/29	275	280,734
2.75%, 04/13/30	459	430,777
4.50%, 05/06/30	150	151,108
1.50%, 02/04/31	240	207,988
3.00%, 03/17/32	500	456,754
1.88%, 10/15/32(a)	413	353,236
4.75%, 08/28/34	325	324,221
5.13%, 05/06/35(a)	350	357,684
Pilgrim’s Pride Corp.
4.25%, 04/15/31	600	580,814
3.50%, 03/01/32	584	534,762
6.25%, 07/01/33	550	586,497
6.88%, 05/15/34	400	443,303
Sysco Corp.
3.25%, 07/15/27	549	541,707
5.75%, 01/17/29	200	209,177
2.40%, 02/15/30	348	322,535
Security	Par (000)	Value
Food Products (continued)
Sysco Corp. (continued)
5.95%, 04/01/30	$781	$ 828,060
5.10%, 09/23/30	295	304,127
2.45%, 12/14/31	329	293,138
6.00%, 01/17/34	200	216,719
5.40%, 03/23/35(a)	325	336,165
5.38%, 09/21/35	300	309,225
The Campbell’s Co.
5.20%, 03/19/27	275	278,819
4.15%, 03/15/28	600	599,427
5.20%, 03/21/29(a)	275	282,224
2.38%, 04/24/30	359	328,548
5.40%, 03/21/34	525	538,167
4.75%, 03/23/35(a)	588	570,129
Tyson Foods, Inc.
3.55%, 06/02/27	861	852,349
4.35%, 03/01/29	700	700,692
5.40%, 03/15/29	475	490,201
5.70%, 03/15/34	529	556,131
4.88%, 08/15/34	350	348,370
		47,457,239
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	298	295,247
Canadian National Railway Co.
6.90%, 07/15/28	250	268,551
3.85%, 08/05/32	450	434,026
5.85%, 11/01/33(a)	180	196,094
6.25%, 08/01/34	401	445,589
4.38%, 09/18/34	603	590,935
Canadian Pacific Railway Co.
1.75%, 12/02/26	613	598,306
4.00%, 06/01/28	300	299,426
2.88%, 11/15/29	407	386,617
2.05%, 03/05/30	179	163,292
4.80%, 03/30/30	400	409,486
7.13%, 10/15/31	163	185,120
2.45%, 12/02/31	972	866,271
5.20%, 03/30/35	400	412,062
4.80%, 09/15/35	200	198,127
CSX Corp.
2.60%, 11/01/26	400	394,193
3.25%, 06/01/27	639	631,579
3.80%, 03/01/28	457	454,762
4.25%, 03/15/29	776	781,048
2.40%, 02/15/30(a)	329	307,367
4.10%, 11/15/32	650	638,227
5.20%, 11/15/33	300	312,834
5.05%, 06/15/35	575	584,516
Kirby Corp., 4.20%, 03/01/28	250	249,391
Norfolk Southern Corp.
7.80%, 05/15/27	260	274,575
3.15%, 06/01/27	249	245,556
3.80%, 08/01/28	446	443,799
2.55%, 11/01/29	107	100,902
5.05%, 08/01/30	440	455,953
2.30%, 05/15/31	372	336,539
3.00%, 03/15/32	174	160,306
4.45%, 03/01/33	314	312,969
5.55%, 03/15/34	250	264,527
5.10%, 05/01/35	350	357,622
Union Pacific Corp.
2.15%, 02/05/27	367	359,245
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Union Pacific Corp. (continued)
3.00%, 04/15/27	$367	$ 362,215
3.95%, 09/10/28	629	628,479
6.63%, 02/01/29	288	310,103
3.70%, 03/01/29	562	555,379
2.40%, 02/05/30	400	372,662
2.38%, 05/20/31	533	486,327
2.80%, 02/14/32	800	730,626
4.50%, 01/20/33	662	665,458
3.38%, 02/01/35	355	320,679
5.10%, 02/20/35	500	514,898
		18,361,885
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
3.75%, 11/30/26	1,074	1,073,258
1.15%, 01/30/28	338	319,322
1.40%, 06/30/30	366	327,095
Agilent Technologies, Inc.
4.20%, 09/09/27	483	483,739
2.75%, 09/15/29	534	506,093
2.10%, 06/04/30	360	327,323
2.30%, 03/12/31	580	521,423
4.75%, 09/09/34	325	324,286
Baxter International, Inc.
1.92%, 02/01/27	808	785,106
2.27%, 12/01/28	780	732,074
3.95%, 04/01/30	413	402,571
1.73%, 04/01/31	400	343,210
2.54%, 02/01/32	940	822,055
Boston Scientific Corp., 2.65%, 06/01/30	771	722,727
Dentsply Sirona, Inc., 3.25%, 06/01/30	450	417,563
DH Europe Finance II SARL, 2.60%, 11/15/29	366	345,590
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	400,898
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	1,000	1,029,177
4.80%, 08/14/29	785	800,901
5.86%, 03/15/30	750	794,177
4.80%, 01/15/31	450	458,077
5.91%, 11/22/32	1,000	1,075,521
5.50%, 06/15/35	562	582,199
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	653,191
4.50%, 03/30/33	705	705,826
Medtronic, Inc., 4.38%, 03/15/35	1,238	1,216,700
Revvity, Inc.
1.90%, 09/15/28	330	308,501
3.30%, 09/15/29	529	507,153
2.55%, 03/15/31	200	179,682
2.25%, 09/15/31	368	321,188
Smith & Nephew PLC
5.15%, 03/20/27	40	40,484
2.03%, 10/14/30	560	501,375
5.40%, 03/20/34	390	403,396
Solventum Corp.
5.45%, 02/25/27	141	143,000
5.40%, 03/01/29	614	633,963
5.45%, 03/13/31	650	676,477
5.60%, 03/23/34	1,084	1,127,402
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	484	441,898
Stryker Corp.
4.55%, 02/10/27	400	402,794
4.70%, 02/10/28	400	405,570
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Stryker Corp. (continued)
3.65%, 03/07/28	$350	$ 347,479
4.85%, 12/08/28	200	204,671
4.25%, 09/11/29(a)	500	502,432
4.85%, 02/10/30(a)	400	410,307
1.95%, 06/15/30	660	597,257
4.63%, 09/11/34	496	493,524
5.20%, 02/10/35	654	673,809
Thermo Fisher Scientific, Inc.
5.00%, 12/05/26	644	650,420
4.80%, 11/21/27(a)	387	393,313
1.75%, 10/15/28	575	539,981
5.00%, 01/31/29	456	468,790
2.60%, 10/01/29	680	642,913
4.98%, 08/10/30	520	537,122
4.20%, 03/01/31(a)	260	258,912
2.00%, 10/15/31(a)	863	763,938
4.47%, 10/07/32	300	299,831
4.95%, 11/21/32(a)	482	497,392
5.09%, 08/10/33	683	707,714
5.20%, 01/31/34	250	260,049
4.79%, 10/07/35	500	499,339
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	225	226,459
5.35%, 12/01/28	250	258,402
5.05%, 02/19/30	225	231,266
2.60%, 11/24/31	561	505,232
5.20%, 09/15/34	625	639,982
5.50%, 02/19/35(a)	225	234,623
		34,108,142
Health Care Providers & Services — 2.4%
Adventist Health System
5.43%, 03/01/32	200	205,885
5.76%, 12/01/34(a)	300	310,143
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	165	166,093
Ascension Health, Series B, 2.53%, 11/15/29	797	751,674
Banner Health, 2.34%, 01/01/30	500	465,235
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	50,858
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30(a)	130	126,590
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	116,876
Centene Corp.
4.25%, 12/15/27	1,612	1,587,692
2.45%, 07/15/28	1,318	1,227,934
4.63%, 12/15/29	2,258	2,190,646
3.38%, 02/15/30	1,332	1,226,251
3.00%, 10/15/30	1,230	1,100,037
2.50%, 03/01/31	1,432	1,233,149
2.63%, 08/01/31	846	726,087
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	100	100,172
Cigna Group
3.40%, 03/01/27	898	890,110
3.05%, 10/15/27	179	175,755
4.38%, 10/15/28	2,569	2,584,511
5.00%, 05/15/29(a)	600	615,209
2.40%, 03/15/30	807	746,213
4.50%, 09/15/30	675	677,688
2.38%, 03/15/31	790	711,667
5.13%, 05/15/31	500	517,719
4.88%, 09/15/32	775	781,571

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
5.40%, 03/15/33	$490	$ 510,462
5.25%, 02/15/34	750	771,257
5.25%, 01/15/36	475	482,301
CommonSpirit Health
3.35%, 10/01/29	588	567,563
4.35%, 09/01/30	475	473,686
2.78%, 10/01/30	930	863,329
5.21%, 12/01/31	500	516,268
4.98%, 09/01/35	390	388,156
Elevance Health, Inc.
3.65%, 12/01/27	1,122	1,113,163
4.10%, 03/01/28	754	753,170
4.00%, 09/15/28	375	373,350
5.15%, 06/15/29	360	370,676
2.88%, 09/15/29	550	523,382
4.75%, 02/15/30	355	361,542
2.25%, 05/15/30	926	846,484
2.55%, 03/15/31	442	402,228
4.95%, 11/01/31	500	510,279
4.10%, 05/15/32	358	347,710
4.60%, 09/15/32	675	672,005
5.50%, 10/15/32(a)	400	420,343
4.75%, 02/15/33	600	602,364
5.38%, 06/15/34	634	654,573
5.95%, 12/15/34	400	427,402
5.20%, 02/15/35	590	601,579
5.00%, 01/15/36	375	373,435
HCA, Inc.
4.50%, 02/15/27	384	384,529
3.13%, 03/15/27	834	823,073
5.00%, 03/01/28(a)	475	483,638
5.20%, 06/01/28	653	668,461
5.63%, 09/01/28	980	1,010,604
5.88%, 02/01/29	600	624,577
3.38%, 03/15/29	326	317,010
4.13%, 06/15/29	1,480	1,468,882
5.25%, 03/01/30	320	330,348
3.50%, 09/01/30	1,616	1,551,219
4.30%, 11/15/30	350	348,287
5.45%, 04/01/31	1,286	1,338,092
2.38%, 07/15/31	509	453,791
5.50%, 03/01/32	515	537,545
3.63%, 03/15/32	1,305	1,228,115
4.60%, 11/15/32	555	551,554
5.50%, 06/01/33	980	1,020,428
5.60%, 04/01/34	672	699,622
5.45%, 09/15/34	919	944,840
5.75%, 03/01/35	925	970,210
4.90%, 11/15/35	485	477,855
Humana, Inc.
1.35%, 02/03/27	633	611,199
3.95%, 03/15/27	350	348,588
5.75%, 03/01/28	115	118,598
5.75%, 12/01/28	100	104,008
3.70%, 03/23/29	410	401,212
3.13%, 08/15/29	413	394,471
4.88%, 04/01/30	290	293,696
5.38%, 04/15/31	905	934,866
2.15%, 02/03/32(a)	684	589,052
5.88%, 03/01/33	450	474,245
5.95%, 03/15/34	496	522,401
5.55%, 05/01/35	508	519,624
Security	Par (000)	Value
Health Care Providers & Services (continued)
Icon Investments Six DAC
5.81%, 05/08/27	$350	$ 356,997
5.85%, 05/08/29	500	522,560
6.00%, 05/08/34	400	419,524
IQVIA, Inc.
5.70%, 05/15/28	350	360,701
6.25%, 02/01/29	671	707,297
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	671,749
Laboratory Corp. of America Holdings
3.60%, 09/01/27	413	409,912
2.95%, 12/01/29	400	380,168
4.35%, 04/01/30	375	375,305
2.70%, 06/01/31	256	234,107
4.55%, 04/01/32	375	373,119
4.80%, 10/01/34	575	569,417
Orlando Health Obligated Group, 5.48%, 10/01/35	200	210,049
PeaceHealth Obligated Group(a)
4.34%, 11/15/28	55	55,262
4.86%, 11/15/32	70	70,788
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32	200	207,081
5.40%, 10/01/33	300	309,839
Series 19A, 2.53%, 10/01/29	743	697,845
Quest Diagnostics, Inc.
4.60%, 12/15/27(a)	165	166,854
4.20%, 06/30/29	363	363,703
4.63%, 12/15/29	475	482,623
2.95%, 06/30/30(a)	550	518,404
2.80%, 06/30/31	329	302,504
6.40%, 11/30/33	300	332,664
5.00%, 12/15/34(a)	633	639,069
SSM Health Care Corp., 4.89%, 06/01/28	250	253,457
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	240,934
Sutter Health
Series 2025, 5.21%, 08/15/32	105	109,268
Series 2025, 5.54%, 08/15/35	315	332,009
Series 20A, 2.29%, 08/15/30	517	474,721
UnitedHealth Group, Inc.
3.45%, 01/15/27	413	410,463
3.38%, 04/15/27	327	324,208
4.60%, 04/15/27	220	221,865
3.70%, 05/15/27	350	348,888
2.95%, 10/15/27	554	544,068
5.25%, 02/15/28	525	538,906
3.85%, 06/15/28(a)	629	626,801
4.40%, 06/15/28	780	787,650
3.88%, 12/15/28	500	497,656
4.25%, 01/15/29(a)	1,064	1,069,461
4.70%, 04/15/29(a)	295	300,421
4.00%, 05/15/29(a)	750	748,195
2.88%, 08/15/29	716	684,881
4.80%, 01/15/30	775	792,820
5.30%, 02/15/30	800	833,257
2.00%, 05/15/30	736	669,225
4.65%, 01/15/31	450	456,787
4.90%, 04/15/31	575	589,552
2.30%, 05/15/31	1,048	942,574
4.95%, 01/15/32	864	884,015
4.20%, 05/15/32	950	936,392
5.35%, 02/15/33	1,008	1,051,921
4.50%, 04/15/33	1,024	1,015,302
5.00%, 04/15/34	775	788,274
5.15%, 07/15/34(a)	1,500	1,539,819
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.30%, 06/15/35(a)	$210	$ 217,403
4.63%, 07/15/35	1,000	988,365
Universal Health Services, Inc.
4.63%, 10/15/29	325	325,752
2.65%, 10/15/30	550	499,108
2.65%, 01/15/32	295	257,883
5.05%, 10/15/34	340	332,918
UPMC, 5.04%, 05/15/33	614	628,307
		86,758,179
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/27	233	231,951
3.95%, 01/15/28	276	274,047
4.50%, 07/30/29	300	300,287
2.75%, 12/15/29	286	268,139
4.70%, 07/01/30	294	296,284
4.90%, 12/15/30	450	456,092
3.38%, 08/15/31	479	446,999
2.00%, 05/18/32	600	505,669
1.88%, 02/01/33	583	476,038
2.95%, 03/15/34	522	447,676
4.75%, 04/15/35	296	286,753
5.50%, 10/01/35	300	305,504
DOC Dr. LLC
4.30%, 03/15/27	290	289,771
3.95%, 01/15/28	254	252,080
2.63%, 11/01/31	413	368,134
Healthcare Realty Holdings LP
3.75%, 07/01/27	312	309,404
3.10%, 02/15/30	579	546,713
2.00%, 03/15/31	400	348,662
Healthpeak OP LLC
1.35%, 02/01/27	213	205,532
2.13%, 12/01/28	250	234,325
3.50%, 07/15/29	531	514,743
3.00%, 01/15/30	438	414,164
2.88%, 01/15/31	400	368,604
5.25%, 12/15/32	330	339,036
4.75%, 01/15/33	175	174,044
5.38%, 02/15/35(a)	399	408,125
National Health Investors, Inc.
3.00%, 02/01/31	350	315,468
5.35%, 02/01/33	120	118,831
Omega Healthcare Investors, Inc.
4.50%, 04/01/27	425	426,383
4.75%, 01/15/28	413	415,792
3.63%, 10/01/29	356	342,060
5.20%, 07/01/30	175	177,565
3.38%, 02/01/31	582	539,375
3.25%, 04/15/33(a)	400	352,883
Sabra Health Care LP
3.90%, 10/15/29	129	125,345
3.20%, 12/01/31	513	465,147
Ventas Realty LP
3.85%, 04/01/27	268	266,756
4.00%, 03/01/28	575	572,517
4.40%, 01/15/29	500	501,264
3.00%, 01/15/30	575	544,793
4.75%, 11/15/30	279	282,705
2.50%, 09/01/31	321	287,633
5.10%, 07/15/32	300	307,256
Security	Par (000)	Value
Health Care REITs (continued)
Ventas Realty LP (continued)
5.63%, 07/01/34	$175	$ 183,004
5.00%, 01/15/35	375	375,338
Welltower OP LLC
2.70%, 02/15/27	380	373,936
4.25%, 04/15/28	450	452,598
2.05%, 01/15/29	412	386,669
4.13%, 03/15/29	229	228,817
3.10%, 01/15/30	307	293,875
4.50%, 07/01/30	650	656,657
2.75%, 01/15/31	495	459,135
2.80%, 06/01/31	570	525,814
2.75%, 01/15/32	413	374,667
3.85%, 06/15/32	231	222,597
5.13%, 07/01/35	750	764,859
		20,408,515
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29	280	268,952
3.70%, 01/15/31	300	281,155
5.85%, 08/01/34	400	406,610
Darden Restaurants, Inc.
3.85%, 05/01/27	250	248,895
4.35%, 10/15/27	200	200,817
4.55%, 10/15/29	200	201,045
6.30%, 10/10/33	250	270,760
Hyatt Hotels Corp.
5.75%, 01/30/27	376	382,515
5.05%, 03/30/28	175	178,061
4.38%, 09/15/28	229	229,435
5.25%, 06/30/29(a)	321	329,518
5.75%, 04/23/30	413	429,865
5.38%, 12/15/31	260	265,909
5.75%, 03/30/32(a)	275	286,935
5.50%, 06/30/34(a)	250	256,845
Las Vegas Sands Corp.
5.90%, 06/01/27	421	428,899
5.63%, 06/15/28	543	555,089
3.90%, 08/08/29	500	484,972
6.00%, 08/15/29	345	359,211
6.00%, 06/14/30	150	156,867
6.20%, 08/15/34	285	299,253
Marriott International, Inc.
4.20%, 07/15/27	110	110,315
5.00%, 10/15/27	434	440,918
5.55%, 10/15/28	542	562,870
4.90%, 04/15/29	490	500,107
4.88%, 05/15/29	194	197,869
4.80%, 03/15/30	418	425,942
4.50%, 10/15/31(a)	175	174,485
5.10%, 04/15/32(a)	345	354,481
5.30%, 05/15/34	630	646,708
5.35%, 03/15/35	728	747,856
5.25%, 10/15/35	375	379,121
Series AA, 4.65%, 12/01/28(a)	150	151,993
Series FF, 4.63%, 06/15/30	829	837,993
Series GG, 3.50%, 10/15/32	676	628,647
Series HH, 2.85%, 04/15/31	702	646,541
Series II, 2.75%, 10/15/33	444	385,737
Series X, 4.00%, 04/15/28	431	430,000
McDonald’s Corp.
3.50%, 03/01/27	548	544,065

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
3.50%, 07/01/27	$628	$ 623,208
3.80%, 04/01/28	677	673,564
4.80%, 08/14/28	450	458,501
5.00%, 05/17/29	200	205,652
2.63%, 09/01/29	573	543,815
2.13%, 03/01/30	450	413,057
4.60%, 05/15/30	450	456,995
3.60%, 07/01/30	574	560,305
4.40%, 02/12/31	225	225,968
4.60%, 09/09/32	400	405,831
4.95%, 08/14/33(a)	375	386,470
5.20%, 05/17/34	400	415,773
4.95%, 03/03/35(a)	622	630,558
5.00%, 02/13/36	225	226,561
Sands China Ltd.
2.30%, 03/08/27	400	388,623
5.40%, 08/08/28	1,250	1,275,821
2.85%, 03/08/29	400	378,681
4.38%, 06/18/30	400	393,509
3.25%, 08/08/31	400	367,934
Starbucks Corp.
4.85%, 02/08/27	610	615,094
2.00%, 03/12/27	300	291,804
3.50%, 03/01/28	350	345,617
4.50%, 05/15/28	434	437,771
4.00%, 11/15/28	413	412,030
3.55%, 08/15/29	610	598,157
2.25%, 03/12/30	457	419,868
4.80%, 05/15/30	150	153,168
2.55%, 11/15/30(a)	860	794,032
4.90%, 02/15/31	400	411,613
3.00%, 02/14/32(a)	628	577,910
4.80%, 02/15/33	300	303,951
5.00%, 02/15/34(a)	400	407,655
5.40%, 05/15/35(a)	350	362,820
		29,849,572
Household Durables — 0.2%
DR Horton, Inc.
1.40%, 10/15/27	379	360,493
4.85%, 10/15/30(a)	330	336,527
5.00%, 10/15/34	450	454,756
5.50%, 10/15/35	400	415,574
Leggett & Platt, Inc.
3.50%, 11/15/27	250	244,873
4.40%, 03/15/29	279	274,703
Lennar Corp.
5.00%, 06/15/27	218	219,649
4.75%, 11/29/27	309	311,363
5.20%, 07/30/30	450	462,623
Meritage Homes Corp., 5.65%, 03/15/35	314	318,280
NVR, Inc., 3.00%, 05/15/30	500	473,959
PulteGroup, Inc.
5.00%, 01/15/27	200	201,576
7.88%, 06/15/32	200	233,295
6.38%, 05/15/33	100	109,282
Sekisui House U.S., Inc.
3.85%, 01/15/30	200	192,847
2.50%, 01/15/31	130	115,298
Toll Brothers Finance Corp.
4.88%, 03/15/27	225	226,348
Security	Par (000)	Value
Household Durables (continued)
Toll Brothers Finance Corp. (continued)
4.35%, 02/15/28(a)	$225	$ 225,494
3.80%, 11/01/29	225	220,196
5.60%, 06/15/35(a)	300	307,802
		5,704,938
Household Products — 0.1%
Avery Dennison Corp.
4.88%, 12/06/28	350	356,265
2.65%, 04/30/30	250	233,000
2.25%, 02/15/32	363	315,309
5.75%, 03/15/33	270	286,124
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	246,509
2.30%, 12/15/31(a)	229	203,265
5.60%, 11/15/32	318	337,921
Clorox Co.
3.10%, 10/01/27	249	244,999
3.90%, 05/15/28(a)	264	263,146
4.40%, 05/01/29	302	304,588
1.80%, 05/15/30(a)	150	134,581
4.60%, 05/01/32	400	403,238
Kimberly-Clark Corp.
1.05%, 09/15/27	150	142,770
3.95%, 11/01/28	400	400,518
3.20%, 04/25/29	350	341,515
3.10%, 03/26/30	500	480,337
2.00%, 11/02/31(a)	375	335,003
4.50%, 02/16/33	244	247,535
		5,276,623
Industrial Conglomerates — 0.3%
3M Co.
2.88%, 10/15/27	554	542,533
3.63%, 09/14/28	496	490,803
3.38%, 03/01/29	551	538,422
2.38%, 08/26/29	816	766,368
4.80%, 03/15/30	225	230,279
3.05%, 04/15/30	350	333,692
5.15%, 03/15/35	325	333,630
Eaton Corp.
3.10%, 09/15/27	272	268,650
4.35%, 05/18/28	242	244,484
4.00%, 11/02/32	324	317,527
4.15%, 03/15/33	978	963,644
Illinois Tool Works, Inc., 2.65%, 11/15/26	657	649,856
Parker-Hannifin Corp.
3.25%, 03/01/27	482	477,347
4.25%, 09/15/27	614	616,796
3.25%, 06/14/29	859	834,827
4.50%, 09/15/29	332	336,804
4.20%, 11/21/34	422	409,753
Pentair Finance SARL
4.50%, 07/01/29	256	257,351
5.90%, 07/15/32	322	341,130
Teledyne Technologies, Inc.
2.25%, 04/01/28	602	575,975
2.75%, 04/01/31	829	764,582
Textron, Inc.
3.65%, 03/15/27	262	259,952
3.38%, 03/01/28	300	294,124
3.90%, 09/17/29	200	196,624
3.00%, 06/01/30	329	310,116
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Industrial Conglomerates (continued)
Textron, Inc. (continued)
2.45%, 03/15/31	$177	$ 159,745
6.10%, 11/15/33	210	227,090
5.50%, 05/15/35	440	455,931
4.95%, 03/15/36	75	74,338
		12,272,373
Insurance — 2.3%
Aegon Ltd., (1-mo. SOFR US + 3.65%), 5.50%, 04/11/48(b)	500	505,630
Aflac, Inc., 3.60%, 04/01/30	716	701,349
Alleghany Corp., 3.63%, 05/15/30	405	396,154
Allstate Corp.
3.28%, 12/15/26	372	368,604
5.05%, 06/24/29	250	257,311
1.45%, 12/15/30	393	340,381
5.25%, 03/30/33	450	465,800
5.55%, 05/09/35	350	367,571
American Financial Group, Inc., 5.00%, 09/23/35	300	294,308
American International Group, Inc.
4.85%, 05/07/30	437	446,813
3.40%, 06/30/30	252	241,855
5.13%, 03/27/33	590	605,812
3.88%, 01/15/35	384	357,667
5.45%, 05/07/35(a)	410	426,561
American National Group, Inc.
5.00%, 06/15/27	200	201,175
5.75%, 10/01/29	450	464,668
6.00%, 07/15/35	500	508,375
Aon Corp.
4.50%, 12/15/28	429	433,689
3.75%, 05/02/29	575	567,316
2.80%, 05/15/30	745	700,416
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	441,665
2.05%, 08/23/31	295	259,646
2.60%, 12/02/31(a)	286	257,033
5.00%, 09/12/32	300	307,749
5.35%, 02/28/33	400	416,226
Aon North America, Inc.
5.13%, 03/01/27	390	394,854
5.15%, 03/01/29	789	811,587
5.30%, 03/01/31	478	497,797
5.45%, 03/01/34	1,052	1,094,899
Arch Capital Finance LLC, 4.01%, 12/15/26	229	228,499
Arch Capital Group Ltd., 7.35%, 05/01/34	200	233,436
Arthur J Gallagher & Co.
4.60%, 12/15/27	385	388,666
4.85%, 12/15/29	515	525,768
2.40%, 11/09/31	285	253,587
5.00%, 02/15/32	215	219,106
5.50%, 03/02/33(a)	235	245,139
6.50%, 02/15/34	275	304,735
5.45%, 07/15/34	350	363,333
5.15%, 02/15/35	975	984,908
Assurant, Inc.
4.90%, 03/27/28	200	202,375
3.70%, 02/22/30	250	242,741
2.65%, 01/15/32	243	213,934
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	350	327,663
Security	Par (000)	Value
Insurance (continued)
Athene Holding Ltd.
4.13%, 01/12/28	$800	$ 797,301
6.15%, 04/03/30(a)	273	290,001
3.50%, 01/15/31	454	429,797
6.65%, 02/01/33(a)	200	217,053
5.88%, 01/15/34(a)	400	415,248
(5-year CMT + 2.61%), 6.63%, 10/15/54(b)	400	397,666
AXA SA, 8.60%, 12/15/30	500	590,564
AXIS Specialty Finance LLC
3.90%, 07/15/29	300	295,789
(5-year CMT + 3.19%), 4.90%, 01/15/40(b)	280	271,696
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	199,249
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	437	428,360
1.85%, 03/12/30(a)	413	377,936
1.45%, 10/15/30	495	438,532
2.88%, 03/15/32	758	707,108
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	393,661
5.63%, 05/15/30(a)	229	233,869
Brown & Brown, Inc.
4.60%, 12/23/26	275	276,195
4.70%, 06/23/28	275	277,361
4.50%, 03/15/29	268	268,277
4.90%, 06/23/30	525	531,934
2.38%, 03/15/31	495	441,218
4.20%, 03/17/32	458	442,329
5.25%, 06/23/32	375	383,773
5.65%, 06/11/34	300	310,427
5.55%, 06/23/35(a)	649	668,464
Chubb INA Holdings LLC
4.65%, 08/15/29	450	459,034
1.38%, 09/15/30	774	679,412
5.00%, 03/15/34	1,160	1,188,792
4.90%, 08/15/35	750	755,495
Cincinnati Financial Corp.
6.92%, 05/15/28	256	273,605
6.13%, 11/01/34	200	216,466
CNA Financial Corp.
3.45%, 08/15/27	266	262,766
3.90%, 05/01/29	413	407,688
2.05%, 08/15/30	266	238,231
5.50%, 06/15/33	400	414,254
5.13%, 02/15/34	397	398,988
5.20%, 08/15/35	400	400,071
CNO Financial Group, Inc.
5.25%, 05/30/29	300	304,837
6.45%, 06/15/34	450	476,560
Corebridge Financial, Inc.
3.65%, 04/05/27	891	883,597
3.85%, 04/05/29	925	911,503
3.90%, 04/05/32	1,025	974,826
6.05%, 09/15/33	350	373,209
5.75%, 01/15/34	650	680,172
(5-year CMT + 3.85%), 6.88%, 12/15/52(b)	600	614,838
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(b)	304	300,275
Enstar Group Ltd.
4.95%, 06/01/29	300	302,634
3.10%, 09/01/31	373	334,148
Equitable Holdings, Inc.
4.35%, 04/20/28	785	786,944

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Equitable Holdings, Inc. (continued)
5.59%, 01/11/33	$484	$ 507,265
Essent Group Ltd., 6.25%, 07/01/29	225	235,556
F&G Annuities & Life, Inc.
7.40%, 01/13/28	300	314,695
6.50%, 06/04/29	350	364,965
6.25%, 10/04/34(a)	350	355,877
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	303,825
4.63%, 04/29/30	429	430,565
3.38%, 03/03/31	300	281,923
5.63%, 08/16/32	500	521,671
6.00%, 12/07/33	450	478,451
5.75%, 05/20/35(a)(d)	300	312,741
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	256,993
3.40%, 06/15/30	355	337,378
2.45%, 03/15/31	428	378,968
First American Financial Corp.
4.00%, 05/15/30	430	416,058
2.40%, 08/15/31	442	385,190
5.45%, 09/30/34	225	226,044
Globe Life, Inc.
4.55%, 09/15/28	350	353,262
2.15%, 08/15/30	279	252,086
4.80%, 06/15/32	260	261,359
5.85%, 09/15/34	175	183,439
Hanover Insurance Group, Inc.
2.50%, 09/01/30	213	193,080
5.50%, 09/01/35	350	355,007
Hartford Insurance Group, Inc., 2.80%, 08/19/29	413	392,678
Horace Mann Educators Corp.
7.25%, 09/15/28	50	53,597
4.70%, 10/01/30	275	272,849
Jackson Financial, Inc.
5.17%, 06/08/27	200	201,912
3.13%, 11/23/31	379	343,043
5.67%, 06/08/32	190	196,829
Kemper Corp.
2.40%, 09/30/30	250	222,796
3.80%, 02/23/32	326	301,459
Lincoln National Corp.
3.80%, 03/01/28	275	272,480
3.05%, 01/15/30	254	241,358
3.40%, 01/15/31	376	356,289
3.40%, 03/01/32	200	185,105
5.85%, 03/15/34(a)	225	235,986
Loews Corp., 3.20%, 05/15/30	349	333,924
Manulife Financial Corp.
2.48%, 05/19/27(a)	179	174,810
3.70%, 03/16/32	573	549,027
(5-year USD SOFR ICE Swap + 1.65%), 4.06%, 02/24/32(a)(b)	413	410,627
Markel Group, Inc., 3.35%, 09/17/29	393	378,399
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27(a)	525	530,573
4.38%, 03/15/29	1,071	1,080,456
4.65%, 03/15/30	700	711,900
2.25%, 11/15/30	560	509,384
4.85%, 11/15/31	600	612,856
2.38%, 12/15/31	250	222,574
5.75%, 11/01/32	374	401,424
5.88%, 08/01/33	300	324,774
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc. (continued)
5.40%, 09/15/33	$400	$ 419,977
5.15%, 03/15/34	200	206,178
5.00%, 03/15/35	1,215	1,232,565
Mercury General Corp., 4.40%, 03/15/27	50	49,867
MetLife, Inc.
4.55%, 03/23/30	629	640,198
6.50%, 12/15/32	400	451,712
5.38%, 07/15/33	512	539,049
6.38%, 06/15/34	652	727,564
5.30%, 12/15/34(a)	594	618,789
5.70%, 06/15/35	666	711,865
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(b)	570	605,355
NMI Holdings, Inc., 6.00%, 08/15/29	275	284,650
Old Republic International Corp., 5.75%, 03/28/34	200	207,891
PartnerRe Finance B LLC
3.70%, 07/02/29	268	262,412
(5-year CMT + 3.82%), 4.50%, 10/01/50(b)	354	336,689
Primerica, Inc., 2.80%, 11/19/31	424	383,420
Principal Financial Group, Inc.
3.10%, 11/15/26	129	127,799
3.70%, 05/15/29	289	283,729
2.13%, 06/15/30	429	388,937
5.38%, 03/15/33	200	208,006
Progressive Corp.
2.45%, 01/15/27	413	406,019
2.50%, 03/15/27	346	339,398
4.00%, 03/01/29	481	481,485
6.63%, 03/01/29	257	277,627
3.20%, 03/26/30	350	336,912
3.00%, 03/15/32	246	227,044
6.25%, 12/01/32	186	206,868
4.95%, 06/15/33	410	421,371
Prudential Financial, Inc.
3.88%, 03/27/28	577	576,822
2.10%, 03/10/30(a)	453	418,446
5.75%, 07/15/33	250	270,186
5.20%, 03/14/35(a)	625	641,033
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(b)	450	443,320
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(a)(b)	829	837,393
(5-year CMT + 2.85%), 6.75%, 03/01/53(b)	700	749,235
(5-year CMT + 3.04%), 3.70%, 10/01/50(a)(b)	643	598,820
(5-year CMT + 3.16%), 5.13%, 03/01/52(b)	713	711,774
(5-year CMT + 3.23%), 6.00%, 09/01/52(b)	666	693,072
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	823	790,222
3.63%, 03/24/32	273	261,545
Reinsurance Group of America, Inc.
3.90%, 05/15/29(a)	593	586,180
3.15%, 06/15/30	450	425,516
6.00%, 09/15/33	200	213,596
5.75%, 09/15/34	450	469,018
(5-year CMT + 2.39%), 6.65%, 09/15/55(b)	200	209,191
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	293,165
5.75%, 06/05/33	490	512,891
5.80%, 04/01/35	275	287,780
Selective Insurance Group, Inc., 5.90%, 04/15/35	200	208,338
SiriusPoint Ltd., 7.00%, 04/05/29	200	210,911
Stewart Information Services Corp., 3.60%, 11/15/31	280	250,660
Travelers Cos., Inc., 5.05%, 07/24/35	320	326,225
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	281,328
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Unum Group, 4.00%, 06/15/29	$179	$ 176,489
Willis North America, Inc.
4.65%, 06/15/27	631	635,079
4.50%, 09/15/28	505	508,128
2.95%, 09/15/29	450	427,136
5.35%, 05/15/33	460	475,118
		82,684,454
Interactive Media & Services — 0.6%
Alphabet, Inc.
0.80%, 08/15/27(a)	261	248,210
4.00%, 05/15/30	645	647,272
1.10%, 08/15/30	1,126	987,581
4.50%, 05/15/35(a)	975	972,626
Baidu, Inc.
3.63%, 07/06/27(a)	200	198,632
4.38%, 03/29/28	350	352,252
4.88%, 11/14/28	200	204,340
3.43%, 04/07/30(a)	300	291,343
2.38%, 10/09/30(a)	200	184,599
2.38%, 08/23/31(a)	350	317,659
Meta Platforms, Inc.
3.50%, 08/15/27	1,874	1,863,430
4.60%, 05/15/28	840	853,865
4.30%, 08/15/29	620	625,801
4.80%, 05/15/30	602	619,216
4.20%, 11/15/30	1,350	1,348,407
4.55%, 08/15/31	625	634,107
3.85%, 08/15/32	1,806	1,742,458
4.60%, 11/15/32	800	803,674
4.95%, 05/15/33	1,040	1,066,824
4.75%, 08/15/34(a)	1,633	1,641,710
4.88%, 11/15/35	1,115	1,118,190
Netflix, Inc.
4.38%, 11/15/26(a)	300	301,234
4.88%, 04/15/28	914	933,057
5.88%, 11/15/28	1,300	1,367,081
6.38%, 05/15/29	500	536,654
4.90%, 08/15/34(a)	858	881,320
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	225,463
Weibo Corp., 3.38%, 07/08/30	300	285,238
		21,252,243
Internet Software & Services — 0.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27(a)	1,628	1,610,268
4.88%, 05/26/30	400	413,932
2.13%, 02/09/31(a)	900	817,797
4.50%, 11/28/34(a)	400	398,362
5.25%, 05/26/35(a)	700	736,594
Amazon.com, Inc.
3.30%, 04/13/27	884	877,650
1.20%, 06/03/27	965	927,249
3.15%, 08/22/27	2,057	2,035,321
4.55%, 12/01/27	1,464	1,484,958
1.65%, 05/12/28	1,143	1,083,740
3.45%, 04/13/29	1,002	986,729
4.65%, 12/01/29	898	920,978
1.50%, 06/03/30	1,165	1,043,992
2.10%, 05/12/31	1,797	1,616,910
3.60%, 04/13/32	1,476	1,425,931
4.70%, 12/01/32	1,450	1,488,218
Security	Par (000)	Value
Internet Software & Services (continued)
Amazon.com, Inc. (continued)
4.80%, 12/05/34(a)	$990	$ 1,019,687
Booking Holdings, Inc., 3.55%, 03/15/28	350	346,280
eBay, Inc.
3.60%, 06/05/27	613	608,633
5.95%, 11/22/27	200	207,242
2.70%, 03/11/30	685	640,937
2.60%, 05/10/31	518	471,705
6.30%, 11/22/32	278	305,409
Expedia Group, Inc.
4.63%, 08/01/27	500	503,108
3.80%, 02/15/28	620	614,844
3.25%, 02/15/30	883	842,754
2.95%, 03/15/31	352	327,134
5.40%, 02/15/35	650	665,957
JD.com, Inc., 3.38%, 01/14/30(a)	478	464,696
MercadoLibre, Inc., 3.13%, 01/14/31	350	321,548
Uber Technologies, Inc.
4.30%, 01/15/30	696	697,660
4.15%, 01/15/31	650	644,721
4.80%, 09/15/34(a)	1,158	1,158,355
4.80%, 09/15/35	750	744,496
VeriSign, Inc.
4.75%, 07/15/27	279	278,881
2.70%, 06/15/31	394	356,205
5.25%, 06/01/32	364	372,586
		29,461,467
IT Services — 1.1%
Accenture Capital, Inc.
3.90%, 10/04/27	727	728,257
4.05%, 10/04/29	775	774,832
4.25%, 10/04/31	775	773,380
4.50%, 10/04/34	1,004	988,965
Amdocs Ltd., 2.54%, 06/15/30	400	367,243
Booz Allen Hamilton, Inc.(a)
5.95%, 08/04/33	330	344,369
5.95%, 04/15/35	425	440,038
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	413	390,984
2.60%, 05/01/31	681	616,291
CGI, Inc.
4.95%, 03/14/30(d)	225	228,321
2.30%, 09/14/31	213	188,408
DXC Technology Co., 2.38%, 09/15/28(a)	329	310,632
Fidelity National Information Services, Inc.
1.65%, 03/01/28	462	434,991
3.75%, 05/21/29	234	228,464
2.25%, 03/01/31(a)	388	344,315
5.10%, 07/15/32(a)	628	640,470
Fiserv, Inc.
5.15%, 03/15/27	599	603,808
2.25%, 06/01/27	599	579,118
5.45%, 03/02/28	664	676,964
5.38%, 08/21/28	594	606,410
4.20%, 10/01/28	629	623,009
3.50%, 07/01/29	1,542	1,483,958
4.75%, 03/15/30	325	324,912
2.65%, 06/01/30	499	457,488
4.55%, 02/15/31	1,005	997,619
5.35%, 03/15/31	275	281,911
5.60%, 03/02/33	630	648,785
5.63%, 08/21/33	724	746,160

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
Fiserv, Inc. (continued)
5.45%, 03/15/34(a)	$525	$ 532,783
5.15%, 08/12/34(a)	585	580,630
5.25%, 08/11/35(a)	600	597,900
Fortinet, Inc., 2.20%, 03/15/31	183	163,481
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	250	260,633
IBM International Capital Pte. Ltd.
4.60%, 02/05/27	400	402,520
4.60%, 02/05/29	400	405,467
4.75%, 02/05/31	200	203,783
4.90%, 02/05/34	600	605,771
International Business Machines Corp.
3.30%, 01/27/27	655	649,679
2.20%, 02/09/27	200	195,555
1.70%, 05/15/27	381	368,285
4.15%, 07/27/27	400	401,769
6.22%, 08/01/27	250	259,159
4.50%, 02/06/28	600	605,913
4.65%, 02/10/28	700	709,879
3.50%, 05/15/29	1,919	1,881,202
4.80%, 02/10/30	800	819,100
1.95%, 05/15/30	759	689,523
2.72%, 02/09/32(a)	250	227,071
5.00%, 02/10/32	500	514,640
4.40%, 07/27/32	450	448,711
5.88%, 11/29/32	214	231,648
4.75%, 02/06/33(a)	500	507,968
5.20%, 02/10/35(a)	800	820,298
Kyndryl Holdings, Inc.
2.70%, 10/15/28	200	190,853
3.15%, 10/15/31	470	428,226
6.35%, 02/20/34(a)	260	276,754
Leidos, Inc.
4.38%, 05/15/30	500	498,249
2.30%, 02/15/31	620	554,806
5.40%, 03/15/32	320	331,979
5.75%, 03/15/33(a)	350	369,487
5.50%, 03/15/35	350	363,036
Oracle Corp.
4.45%, 09/26/30	1,900	1,883,670
4.80%, 09/26/32	1,510	1,494,265
5.20%, 09/26/35	2,555	2,514,374
Paychex, Inc.
5.10%, 04/15/30	908	933,064
5.35%, 04/15/32	900	933,222
5.60%, 04/15/35	735	767,309
		40,452,764
Leisure Products — 0.1%
Brunswick Corp.
2.40%, 08/18/31	344	299,183
4.40%, 09/15/32(a)	265	252,085
Brunswick Corp./DE, 5.85%, 03/18/29(a)	250	258,128
Hasbro, Inc.
3.55%, 11/19/26	369	366,295
3.50%, 09/15/27	363	358,860
3.90%, 11/19/29	503	491,754
6.05%, 05/14/34	275	289,535
Polaris, Inc., 6.95%, 03/15/29	254	270,142
Security	Par (000)	Value
Leisure Products (continued)
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	$450	$ 442,930
5.38%, 01/15/36	125	125,819
		3,154,731
Machinery — 1.3%
AGCO Corp.
5.45%, 03/21/27	300	304,140
5.80%, 03/21/34(a)	400	416,575
Caterpillar Financial Services Corp.
4.50%, 01/07/27	475	478,285
1.70%, 01/08/27	313	305,270
4.50%, 01/08/27	200	201,453
5.00%, 05/14/27(a)	199	202,384
3.60%, 08/12/27(a)	400	398,518
1.10%, 09/14/27	600	570,807
4.40%, 10/15/27	550	555,555
4.60%, 11/15/27	1,134	1,150,449
4.40%, 03/03/28	225	227,454
4.85%, 02/27/29(a)	390	400,748
4.38%, 08/16/29(a)	450	456,655
4.70%, 11/15/29	675	692,002
4.80%, 01/08/30(a)	175	180,850
Series K, 4.10%, 08/15/28	525	527,589
Caterpillar, Inc.
2.60%, 09/19/29	298	283,654
2.60%, 04/09/30	499	470,319
1.90%, 03/12/31	339	304,069
5.20%, 05/15/35	1,025	1,064,032
5.30%, 09/15/35	100	105,372
CNH Industrial Capital LLC
4.50%, 10/08/27	343	345,256
4.75%, 03/21/28	205	207,496
4.55%, 04/10/28	600	604,177
5.50%, 01/12/29(a)	200	206,935
5.10%, 04/20/29	275	281,519
4.50%, 10/16/30	250	249,622
CNH Industrial NV, 3.85%, 11/15/27	350	348,283
Deere & Co.
5.38%, 10/16/29	308	324,143
3.10%, 04/15/30	513	493,265
5.45%, 01/16/35(a)	961	1,014,020
Deere Funding Canada Corp., 4.15%, 10/09/30	225	224,592
Dover Corp.
2.95%, 11/04/29	210	200,208
5.38%, 10/15/35	150	156,302
Flowserve Corp.
3.50%, 10/01/30	250	238,091
2.80%, 01/15/32	280	248,922
IDEX Corp.
4.95%, 09/01/29	250	255,477
3.00%, 05/01/30	400	377,481
2.63%, 06/15/31(a)	399	363,905
Ingersoll Rand, Inc.
5.20%, 06/15/27	586	594,983
5.40%, 08/14/28	374	386,441
5.18%, 06/15/29	461	476,055
5.31%, 06/15/31(a)	374	390,373
5.70%, 08/14/33	390	414,362
5.45%, 06/15/34	627	652,739
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp.
4.50%, 01/08/27(a)	$587	$ 591,206
1.70%, 01/11/27	193	188,154
4.85%, 03/05/27	125	126,537
2.35%, 03/08/27	307	300,917
1.75%, 03/09/27	341	331,665
4.90%, 06/11/27	400	406,605
4.20%, 07/15/27	496	498,881
2.80%, 09/08/27	307	301,432
4.15%, 09/15/27	950	955,193
3.05%, 01/06/28	125	122,928
4.65%, 01/07/28	225	228,548
4.75%, 01/20/28	600	610,576
4.90%, 03/03/28	650	664,579
1.50%, 03/06/28	163	154,243
4.95%, 07/14/28	1,128	1,157,700
4.50%, 01/16/29	506	513,329
3.45%, 03/07/29(a)	369	362,996
3.35%, 04/18/29	379	371,086
4.85%, 06/11/29	565	580,679
2.80%, 07/18/29	520	498,217
4.85%, 10/11/29	500	516,039
2.45%, 01/09/30(a)	225	211,498
4.70%, 06/10/30	615	629,865
4.38%, 10/15/30	600	604,695
1.45%, 01/15/31	145	127,218
4.90%, 03/07/31(a)	580	597,588
2.00%, 06/17/31	259	230,726
4.40%, 09/08/31	668	673,147
3.90%, 06/07/32	341	333,430
4.35%, 09/15/32	450	451,027
5.10%, 04/11/34	625	646,853
5.05%, 06/12/34	600	617,992
4.50%, 01/08/27	225	226,621
Series I, 4.25%, 06/05/28	425	428,464
Series I, 4.55%, 06/05/30	425	431,582
Series I, 5.15%, 09/08/33	679	710,234
Kennametal, Inc.
4.63%, 06/15/28	200	201,346
2.80%, 03/01/31	200	183,632
Nordson Corp.
5.60%, 09/15/28	85	88,038
4.50%, 12/15/29	375	377,920
5.80%, 09/15/33	275	294,159
nVent Finance SARL
4.55%, 04/15/28	354	354,862
2.75%, 11/15/31	220	197,871
5.65%, 05/15/33(a)	274	286,641
Oshkosh Corp., 3.10%, 03/01/30	250	237,429
Otis Worldwide Corp.
2.29%, 04/05/27	340	331,815
5.25%, 08/16/28	410	422,186
2.57%, 02/15/30	977	910,958
5.13%, 11/19/31	437	453,132
5.13%, 09/04/35	335	340,036
Regal Rexnord Corp.
6.05%, 04/15/28	800	827,036
6.30%, 02/15/30	700	740,734
6.40%, 04/15/33	900	963,865
Rockwell Automation, Inc.
3.50%, 03/01/29(a)	288	282,415
Security	Par (000)	Value
Machinery (continued)
Rockwell Automation, Inc. (continued)
1.75%, 08/15/31	$159	$ 138,943
Stanley Black & Decker, Inc.
6.00%, 03/06/28	244	253,031
4.25%, 11/15/28	179	178,781
2.30%, 03/15/30	579	527,221
3.00%, 05/15/32(a)	258	231,876
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	400	396,921
4.70%, 09/15/28	871	881,127
4.90%, 05/29/30	300	306,890
5.61%, 03/11/34	412	432,892
5.50%, 05/29/35	300	311,524
Xylem, Inc.
3.25%, 11/01/26(a)	300	297,285
1.95%, 01/30/28	250	238,959
2.25%, 01/30/31(a)	350	316,547
		46,759,349
Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	599	590,001
4.20%, 03/15/28	810	805,538
2.25%, 01/15/29	849	789,948
5.05%, 03/30/29	829	836,742
6.10%, 06/01/29	954	997,896
2.80%, 04/01/31	1,037	930,835
2.30%, 02/01/32	647	552,195
4.40%, 04/01/33	650	610,721
6.65%, 02/01/34	750	792,747
6.55%, 06/01/34	954	1,003,967
6.38%, 10/23/35	900	931,696
5.85%, 12/01/35(a)	350	348,559
Comcast Corp.
2.35%, 01/15/27	752	737,863
3.30%, 02/01/27	829	821,724
3.30%, 04/01/27(a)	309	305,799
5.35%, 11/15/27	425	435,799
3.15%, 02/15/28	1,036	1,016,831
3.55%, 05/01/28(a)	829	820,545
4.15%, 10/15/28	2,451	2,455,125
4.55%, 01/15/29	440	445,737
5.10%, 06/01/29(a)	100	103,011
2.65%, 02/01/30	1,210	1,132,587
3.40%, 04/01/30	936	903,719
4.25%, 10/15/30	1,005	1,002,948
1.95%, 01/15/31	905	801,027
1.50%, 02/15/31	1,300	1,122,363
4.95%, 05/15/32	400	407,427
5.50%, 11/15/32(a)	650	684,528
4.25%, 01/15/33	1,050	1,023,402
4.65%, 02/15/33	590	589,423
7.05%, 03/15/33	400	456,617
4.80%, 05/15/33	640	642,529
5.30%, 06/01/34	732	751,156
4.20%, 08/15/34	888	844,295
5.30%, 05/15/35(a)	500	509,638
5.65%, 06/15/35(a)	520	545,288
4.40%, 08/15/35	500	475,816

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
FactSet Research Systems, Inc.
2.90%, 03/01/27	$140	$ 137,583
3.45%, 03/01/32	330	304,987
Fox Corp.
4.71%, 01/25/29	1,027	1,039,261
3.50%, 04/08/30	350	338,210
6.50%, 10/13/33	800	878,349
Grupo Televisa SAB, 8.50%, 03/11/32(a)	150	164,108
Paramount Global
2.90%, 01/15/27	210	206,167
3.38%, 02/15/28	413	402,167
3.70%, 06/01/28	413	404,175
4.20%, 06/01/29	250	244,838
7.88%, 07/30/30	350	386,960
4.95%, 01/15/31	673	659,951
4.20%, 05/19/32	600	555,363
5.50%, 05/15/33	300	294,831
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	450	522,613
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	632	623,246
7.00%, 03/01/32	250	285,815
Walt Disney Co.
3.38%, 11/15/26	143	142,254
3.70%, 03/23/27(a)	250	249,635
2.20%, 01/13/28	529	510,633
2.00%, 09/01/29	1,475	1,371,446
3.80%, 03/22/30(a)	829	820,926
2.65%, 01/13/31(a)	1,686	1,570,732
6.55%, 03/15/33	252	286,247
6.20%, 12/15/34	488	549,837
		41,176,376
Metals & Mining — 0.8%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	436,409
3.75%, 10/01/30	478	457,089
ArcelorMittal SA
6.55%, 11/29/27	700	728,056
4.25%, 07/16/29	325	324,814
6.80%, 11/29/32(a)	666	742,178
6.00%, 06/17/34(a)	300	321,671
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	686	696,323
5.10%, 09/08/28	404	415,313
5.00%, 02/21/30	630	649,796
5.25%, 09/08/30	600	625,153
5.13%, 02/21/32	550	569,940
4.90%, 02/28/33	465	474,941
5.25%, 09/08/33	814	846,794
5.30%, 02/21/35	750	777,624
5.00%, 02/15/36	125	126,853
Freeport-McMoRan, Inc.
5.00%, 09/01/27	329	329,170
4.13%, 03/01/28	335	333,511
4.38%, 08/01/28	329	328,007
5.25%, 09/01/29	329	334,180
4.25%, 03/01/30	329	326,372
4.63%, 08/01/30	398	398,342
5.40%, 11/14/34	500	515,725
Gerdau Trade, Inc., 5.75%, 06/09/35	350	363,222
Security	Par (000)	Value
Metals & Mining (continued)
Kinross Gold Corp.
4.50%, 07/15/27	$356	$ 357,509
6.25%, 07/15/33	270	294,244
Newmont Corp.
2.60%, 07/15/32(a)	550	498,560
5.88%, 04/01/35	364	394,511
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	358	343,457
5.35%, 03/15/34	634	662,210
Nucor Corp.
4.30%, 05/23/27	366	367,631
3.95%, 05/01/28	379	378,413
2.70%, 06/01/30	379	355,519
4.65%, 06/01/30	325	330,659
3.13%, 04/01/32	409	378,204
5.10%, 06/01/35	325	331,869
Reliance, Inc., 2.15%, 08/15/30	350	315,919
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	336,232
6.13%, 12/15/33	501	550,931
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	623	672,253
Rio Tinto Finance USA PLC
4.38%, 03/12/27	260	261,799
4.50%, 03/14/28	525	530,693
4.88%, 03/14/30	1,292	1,325,563
5.00%, 03/14/32	891	918,553
5.00%, 03/09/33	344	353,984
5.25%, 03/14/35	1,195	1,235,413
Southern Copper Corp., 7.50%, 07/27/35	400	476,149
Steel Dynamics, Inc.
5.00%, 12/15/26(a)	161	161,259
1.65%, 10/15/27	413	394,528
3.45%, 04/15/30	450	433,528
3.25%, 01/15/31	313	296,280
5.38%, 08/15/34	300	311,184
5.25%, 05/15/35	400	409,627
Timken Co.
4.50%, 12/15/28	229	229,830
4.13%, 04/01/32	225	216,047
Vale Overseas Ltd.
3.75%, 07/08/30	1,229	1,185,773
6.13%, 06/12/33(a)	950	1,018,976
Yamana Gold, Inc., 2.63%, 08/15/31	350	312,586
		27,761,376
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	300	305,769
Multi-Utilities — 0.6%
Atmos Energy Corp.
3.00%, 06/15/27	450	443,802
2.63%, 09/15/29	396	374,726
1.50%, 01/15/31(a)	429	374,026
5.45%, 10/15/32(a)	200	211,362
5.90%, 11/15/33(a)	400	433,513
5.20%, 08/15/35	235	241,721
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	515	527,844
4.00%, 04/01/28	400	398,984
1.75%, 10/01/30	359	318,871
4.40%, 07/01/32	200	198,205
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-Utilities (continued)
CenterPoint Energy Resources Corp. (continued)
5.40%, 07/01/34	$340	$ 352,290
National Fuel Gas Co.
3.95%, 09/15/27	252	250,407
4.75%, 09/01/28	252	253,854
5.50%, 03/15/30	490	506,129
2.95%, 03/01/31	413	375,873
5.95%, 03/15/35	160	166,879
NiSource, Inc.
3.49%, 05/15/27	853	845,491
5.25%, 03/30/28	821	841,100
5.20%, 07/01/29	300	309,708
2.95%, 09/01/29	629	601,144
3.60%, 05/01/30	750	727,041
1.70%, 02/15/31	666	579,949
5.40%, 06/30/33	310	321,392
5.35%, 04/01/34(a)	725	746,175
5.35%, 07/15/35	800	815,795
ONE Gas, Inc.
5.10%, 04/01/29	367	378,055
2.00%, 05/15/30(a)	200	182,569
4.25%, 09/01/32	200	197,923
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29(a)	500	488,304
2.50%, 03/15/31	413	374,952
5.40%, 06/15/33	160	166,251
5.10%, 02/15/35	250	255,087
Southern California Gas Co.
2.95%, 04/15/27	630	620,175
5.20%, 06/01/33	370	382,583
5.05%, 09/01/34	1,175	1,197,146
5.45%, 06/15/35	1,075	1,118,220
Series XX, 2.55%, 02/01/30(a)	529	495,412
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	350	359,715
5.75%, 09/15/33	300	317,780
4.95%, 09/15/34	275	276,216
Series 2020-A, 1.75%, 01/15/31	273	239,586
Series A, 4.05%, 09/15/28	285	284,459
Series B, 5.10%, 09/15/35	335	337,034
Southwest Gas Corp.
5.80%, 12/01/27	300	309,354
5.45%, 03/23/28	265	272,101
3.70%, 04/01/28(a)	100	98,812
2.20%, 06/15/30	229	208,595
4.05%, 03/15/32	425	409,434
Spire Missouri, Inc.
4.80%, 02/15/33	250	252,038
Series 2034, 5.15%, 08/15/34	250	257,924
		20,696,006
Office REITs — 0.3%
Boston Properties LP
6.75%, 12/01/27	256	267,838
4.50%, 12/01/28	629	630,127
3.40%, 06/21/29	503	483,909
2.90%, 03/15/30	397	370,015
3.25%, 01/30/31(a)	829	771,978
2.55%, 04/01/32	569	492,675
2.45%, 10/01/33	607	498,427
6.50%, 01/15/34	587	632,817
5.75%, 01/15/35(a)	400	409,276
Security	Par (000)	Value
Office REITs (continued)
COPT Defense Properties LP
2.00%, 01/15/29(a)	$130	$ 120,961
4.50%, 10/15/30	175	173,983
2.75%, 04/15/31	429	389,556
2.90%, 12/01/33	250	213,261
Cousins Properties LP
5.25%, 07/15/30	200	204,452
5.38%, 02/15/32	185	189,181
5.88%, 10/01/34	400	417,467
Highwoods Realty LP
4.13%, 03/15/28	163	161,087
3.05%, 02/15/30	413	383,305
2.60%, 02/01/31	256	227,279
7.65%, 02/01/34	200	228,142
Kilroy Realty LP
4.75%, 12/15/28	300	299,951
4.25%, 08/15/29	260	254,001
3.05%, 02/15/30	329	303,385
2.50%, 11/15/32	234	194,346
2.65%, 11/15/33	300	244,707
5.88%, 10/15/35	250	252,038
Piedmont Operating Partnership LP
9.25%, 07/20/28	306	338,683
6.88%, 07/15/29	150	158,791
3.15%, 08/15/30	413	375,639
2.75%, 04/01/32	150	127,812
		9,815,089
Oil, Gas & Consumable Fuels — 5.2%
APA Corp.
4.25%, 01/15/30(a)	296	288,855
6.10%, 02/15/35	175	177,949
Boardwalk Pipelines LP
4.45%, 07/15/27	189	189,441
4.80%, 05/03/29	313	317,026
3.40%, 02/15/31	350	327,711
3.60%, 09/01/32	400	369,535
5.63%, 08/01/34	300	310,972
BP Capital Markets America, Inc.
3.02%, 01/16/27	373	369,046
3.54%, 04/06/27	179	177,970
3.59%, 04/14/27	456	453,513
5.02%, 11/17/27	530	540,288
3.94%, 09/21/28(a)	630	628,840
4.23%, 11/06/28	1,261	1,267,880
4.70%, 04/10/29	600	610,682
4.97%, 10/17/29	500	514,606
4.87%, 11/25/29	475	487,075
3.63%, 04/06/30	829	812,474
1.75%, 08/10/30	625	558,819
2.72%, 01/12/32	1,263	1,148,728
4.81%, 02/13/33	1,450	1,468,836
4.89%, 09/11/33	761	774,138
4.99%, 04/10/34	650	663,942
5.23%, 11/17/34	1,325	1,371,112
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,100,087
3.72%, 11/28/28	504	499,181
Burlington Resources LLC, 7.20%, 08/15/31	250	284,665
Canadian Natural Resources Ltd.
3.85%, 06/01/27	825	820,215
5.00%, 12/15/29(a)(d)	623	635,841

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (continued)
2.95%, 07/15/30(a)	$413	$ 387,215
7.20%, 01/15/32(a)	250	280,979
6.45%, 06/30/33	259	280,368
5.40%, 12/15/34(a)(d)	323	329,323
5.85%, 02/01/35(a)	268	279,433
Cenovus Energy, Inc.
4.25%, 04/15/27	280	279,930
2.65%, 01/15/32(a)	320	283,323
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	914,294
3.70%, 11/15/29	563	548,498
Cheniere Energy Partners LP
4.50%, 10/01/29	840	839,933
4.00%, 03/01/31	700	675,699
3.25%, 01/31/32	726	663,797
5.95%, 06/30/33	930	981,747
5.75%, 08/15/34(a)	952	990,226
5.55%, 10/30/35(a)(d)	580	593,645
Cheniere Energy, Inc.
4.63%, 10/15/28	598	597,435
5.65%, 04/15/34	912	944,400
Chevron Corp.
2.00%, 05/11/27	798	776,737
2.24%, 05/11/30	997	922,061
Chevron USA, Inc.
4.41%, 02/26/27	524	528,042
1.02%, 08/12/27	441	420,139
3.95%, 08/13/27	300	300,847
3.85%, 01/15/28	501	501,107
4.48%, 02/26/28	450	455,994
4.05%, 08/13/28	300	301,867
3.25%, 10/15/29	350	341,529
4.69%, 04/15/30	750	767,609
4.30%, 10/15/30	775	781,607
4.82%, 04/15/32	450	462,692
4.50%, 10/15/32	625	630,879
4.98%, 04/15/35(a)	450	462,085
4.85%, 10/15/35	500	505,763
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	710	717,088
ConocoPhillips, 5.90%, 10/15/32	250	271,910
ConocoPhillips Co.
6.95%, 04/15/29	372	406,189
4.70%, 01/15/30	625	637,652
4.85%, 01/15/32(a)	450	461,002
5.05%, 09/15/33	622	640,598
5.00%, 01/15/35	875	886,256
Continental Resources, Inc., 4.38%, 01/15/28	579	576,126
Coterra Energy, Inc.
3.90%, 05/15/27	300	298,458
4.38%, 03/15/29	279	278,676
5.60%, 03/15/34	275	281,726
5.40%, 02/15/35	576	580,173
DCP Midstream Operating LP
5.63%, 07/15/27	200	204,119
5.13%, 05/15/29	502	513,189
8.13%, 08/16/30	300	345,255
3.25%, 02/15/32	260	237,555
Devon Energy Corp.
5.25%, 10/15/27	200	200,020
5.88%, 06/15/28	538	538,279
4.50%, 01/15/30(a)	288	288,533
7.88%, 09/30/31	350	404,784
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. (continued)
7.95%, 04/15/32	$284	$ 329,501
5.20%, 09/15/34(a)	850	844,931
Diamondback Energy, Inc.
3.25%, 12/01/26	500	495,512
5.20%, 04/18/27	418	423,658
3.50%, 12/01/29	829	800,184
5.15%, 01/30/30	318	326,500
3.13%, 03/24/31	470	437,133
6.25%, 03/15/33	720	775,377
5.40%, 04/18/34	790	806,256
5.55%, 04/01/35	775	795,194
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	425	447,985
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	170,987
Enbridge, Inc.
5.90%, 11/15/26	405	411,701
4.25%, 12/01/26	429	429,011
5.25%, 04/05/27	525	532,854
3.70%, 07/15/27	529	524,862
4.60%, 06/20/28	375	378,661
6.00%, 11/15/28	570	598,823
5.30%, 04/05/29	480	494,925
3.13%, 11/15/29	760	725,544
4.90%, 06/20/30(a)	480	490,917
6.20%, 11/15/30(a)	571	615,473
5.70%, 03/08/33	1,570	1,655,575
2.50%, 08/01/33	760	648,025
5.63%, 04/05/34	1,485	1,549,180
5.55%, 06/20/35	550	568,891
Energy Transfer LP
6.05%, 12/01/26	531	540,011
4.40%, 03/15/27	500	500,745
4.20%, 04/15/27	507	506,475
5.50%, 06/01/27	650	660,336
4.00%, 10/01/27	500	497,823
5.55%, 02/15/28	562	577,785
4.95%, 05/15/28	675	685,006
4.95%, 06/15/28	731	742,152
6.10%, 12/01/28	90	94,492
5.25%, 04/15/29	643	661,154
5.25%, 07/01/29(a)	580	596,816
4.15%, 09/15/29	416	412,602
5.20%, 04/01/30	484	498,867
3.75%, 05/15/30	1,079	1,047,637
6.40%, 12/01/30	561	607,428
5.75%, 02/15/33	976	1,021,655
6.55%, 12/01/33	830	907,015
5.55%, 05/15/34	850	871,637
5.60%, 09/01/34	800	822,172
4.90%, 03/15/35	400	389,405
5.70%, 04/01/35	750	773,389
Eni USA, Inc., 7.30%, 11/15/27	301	318,420
Enterprise Products Operating LLC
4.60%, 01/11/27(a)	808	813,550
3.95%, 02/15/27	209	208,910
4.30%, 06/20/28	450	453,391
4.15%, 10/16/28	879	882,416
3.13%, 07/31/29	410	396,083
2.80%, 01/31/30	868	821,605
4.60%, 01/15/31	900	911,053
5.35%, 01/31/33	600	627,915
4.85%, 01/31/34	708	717,156
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
4.95%, 02/15/35(a)	$871	$ 880,224
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(b)	250	249,162
Series D, 6.88%, 03/01/33	400	454,093
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(b)	620	618,474
EOG Resources, Inc.
4.40%, 07/15/28	525	530,145
4.38%, 04/15/30	535	539,014
5.00%, 07/15/32	575	587,966
3.90%, 04/01/35	420	390,237
EQT Corp.
3.90%, 10/01/27	660	655,210
5.70%, 04/01/28	313	323,197
4.50%, 01/15/29	480	479,780
5.00%, 01/15/29	230	232,815
7.00%, 02/01/30	571	619,665
7.50%, 06/01/30	300	330,566
4.75%, 01/15/31	700	700,791
5.75%, 02/01/34	475	497,035
Equinor ASA
4.25%, 06/02/28	675	679,746
3.63%, 09/10/28	600	594,746
3.13%, 04/06/30	829	795,184
2.38%, 05/22/30	479	445,607
4.50%, 09/03/30(a)	200	203,267
5.13%, 06/03/35	575	593,357
Expand Energy Corp.
5.38%, 02/01/29	396	396,267
5.38%, 03/15/30	800	811,679
4.75%, 02/01/32	670	658,937
5.70%, 01/15/35	510	525,043
Exxon Mobil Corp.
3.29%, 03/19/27	660	656,115
2.44%, 08/16/29(a)	559	532,253
3.48%, 03/19/30	1,397	1,366,014
2.61%, 10/15/30	1,526	1,426,081
Helmerich & Payne, Inc.(a)
4.65%, 12/01/27	100	100,630
4.85%, 12/01/29	200	200,188
2.90%, 09/29/31	350	310,172
5.50%, 12/01/34	370	364,125
Hess Corp.
4.30%, 04/01/27	657	658,891
7.88%, 10/01/29(a)	150	169,889
7.30%, 08/15/31	383	441,140
7.13%, 03/15/33	450	523,419
HF Sinclair Corp.
5.00%, 02/01/28	292	292,316
4.50%, 10/01/30	200	197,512
5.75%, 01/15/31	335	347,029
5.50%, 09/01/32	355	360,928
6.25%, 01/15/35	525	548,875
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	300	343,864
5.80%, 03/15/35	367	385,781
Kinder Morgan, Inc.
1.75%, 11/15/26	215	209,978
4.30%, 03/01/28	837	840,194
5.00%, 02/01/29	710	725,645
5.10%, 08/01/29(a)	375	385,050
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued)
5.15%, 06/01/30	$753	$ 776,644
2.00%, 02/15/31	523	463,960
7.80%, 08/01/31	350	405,627
7.75%, 01/15/32	829	959,315
4.80%, 02/01/33	562	562,117
5.20%, 06/01/33	1,012	1,036,167
5.40%, 02/01/34	808	831,891
5.30%, 12/01/34	602	614,101
5.85%, 06/01/35	100	105,442
Marathon Petroleum Corp.
5.13%, 12/15/26	350	352,889
3.80%, 04/01/28	479	474,144
5.15%, 03/01/30	582	597,976
5.70%, 03/01/35(a)	650	672,232
MPLX LP
4.13%, 03/01/27	829	827,503
4.25%, 12/01/27	409	409,528
4.00%, 03/15/28	829	825,130
4.80%, 02/15/29	500	507,686
2.65%, 08/15/30	935	860,758
4.80%, 02/15/31	770	776,580
4.95%, 09/01/32	656	657,833
5.00%, 01/15/33	525	525,056
5.00%, 03/01/33	605	605,803
5.50%, 06/01/34	1,050	1,070,447
5.40%, 04/01/35	711	715,589
5.40%, 09/15/35	875	879,053
Northwest Pipeline LLC, 4.00%, 04/01/27	368	366,936
Occidental Petroleum Corp.
8.50%, 07/15/27	356	373,661
5.00%, 08/01/27	325	329,634
6.38%, 09/01/28	268	280,842
5.20%, 08/01/29	920	939,334
8.88%, 07/15/30(a)	600	693,356
6.63%, 09/01/30	754	808,946
6.13%, 01/01/31	532	560,558
7.50%, 05/01/31	500	560,628
7.88%, 09/15/31	252	288,136
5.38%, 01/01/32	740	752,515
5.55%, 10/01/34(a)	880	891,451
ONEOK, Inc.
5.55%, 11/01/26	500	505,901
4.00%, 07/13/27	250	249,137
4.25%, 09/24/27	750	750,938
4.55%, 07/15/28	413	415,875
5.65%, 11/01/28	500	518,109
4.35%, 03/15/29	459	458,444
5.38%, 06/01/29	270	277,726
3.40%, 09/01/29	489	471,501
4.40%, 10/15/29	372	371,683
3.10%, 03/15/30	300	284,004
3.25%, 06/01/30	225	213,270
5.80%, 11/01/30	425	446,816
6.35%, 01/15/31	495	529,666
4.75%, 10/15/31	608	607,674
4.95%, 10/15/32	575	575,686
6.10%, 11/15/32	620	663,557
6.05%, 09/01/33	700	741,978
5.65%, 09/01/34	350	360,194
5.05%, 11/01/34	1,100	1,084,165
6.00%, 06/15/35	600	629,142

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
5.40%, 10/15/35	$275	$ 276,075
Ovintiv, Inc.
5.65%, 05/15/28	450	462,637
8.13%, 09/15/30	180	205,127
7.20%, 11/01/31	145	160,104
7.38%, 11/01/31	313	348,472
6.25%, 07/15/33	370	387,793
6.50%, 08/15/34	400	424,556
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	245,427
5.15%, 11/15/29(a)	300	301,122
7.15%, 10/01/33	300	319,569
Phillips 66
3.90%, 03/15/28	522	518,501
2.15%, 12/15/30	661	590,872
4.65%, 11/15/34	650	636,504
Phillips 66 Co.
4.95%, 12/01/27	520	528,220
3.75%, 03/01/28	352	348,731
3.15%, 12/15/29	405	387,515
5.25%, 06/15/31	1,020	1,058,679
5.30%, 06/30/33(a)	655	674,322
4.95%, 03/15/35(a)	464	460,701
Pioneer Natural Resources Co.
1.90%, 08/15/30	926	834,615
2.15%, 01/15/31	550	496,820
Plains All American Pipeline LP, 5.95%, 06/15/35	350	365,517
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	413	413,810
3.55%, 12/15/29	553	535,239
3.80%, 09/15/30	458	442,640
4.70%, 01/15/31	430	430,706
5.70%, 09/15/34	500	514,097
5.60%, 01/15/36	250	252,624
Sabine Pass Liquefaction LLC
5.00%, 03/15/27	879	884,183
4.20%, 03/15/28	829	829,070
4.50%, 05/15/30	1,235	1,239,421
Shell Finance U.S., Inc.
2.38%, 11/07/29	729	685,217
2.75%, 04/06/30	997	944,214
4.13%, 05/11/35	750	723,341
Shell International Finance BV
3.88%, 11/13/28	979	978,151
2.38%, 11/07/29	250	236,062
2.75%, 04/06/30	250	238,002
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	479	482,859
5.03%, 10/01/29	680	686,514
5.58%, 10/01/34	820	822,851
Suncor Energy, Inc.
7.15%, 02/01/32	200	224,521
5.95%, 12/01/34	384	404,797
Targa Resources Corp.
5.20%, 07/01/27	450	456,980
6.15%, 03/01/29	298	313,472
4.90%, 09/15/30	450	456,343
4.20%, 02/01/33	374	356,056
6.13%, 03/15/33	256	272,772
6.50%, 03/30/34	452	493,371
5.50%, 02/15/35	700	713,376
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. (continued)
5.55%, 08/15/35	$1,125	$ 1,150,253
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	425	425,413
6.88%, 01/15/29	329	334,394
5.50%, 03/01/30	396	401,673
4.88%, 02/01/31	684	686,106
4.00%, 01/15/32	684	648,853
TC PipeLines LP, 3.90%, 05/25/27	285	283,533
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	322,595
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	287,242
TotalEnergies Capital International SA
3.46%, 02/19/29	877	860,651
2.83%, 01/10/30	876	834,255
TotalEnergies Capital SA
3.88%, 10/11/28	702	701,602
5.15%, 04/05/34(a)	750	779,856
4.72%, 09/10/34(a)	525	529,663
TransCanada PipeLines Ltd.
4.25%, 05/15/28	901	901,004
4.10%, 04/15/30	929	915,749
4.63%, 03/01/34	804	785,368
5.60%, 03/31/34	200	207,077
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	220	219,124
3.25%, 05/15/30	450	429,417
Valero Energy Corp.
2.15%, 09/15/27	277	267,019
4.35%, 06/01/28	498	499,612
4.00%, 04/01/29	290	287,519
5.15%, 02/15/30(a)	470	483,496
2.80%, 12/01/31	179	162,800
7.50%, 04/15/32	545	627,151
Valero Energy Partners LP, 4.50%, 03/15/28	341	343,410
Viper Energy Partners LLC
4.90%, 08/01/30	320	322,248
5.70%, 08/01/35	695	707,915
Western Midstream Operating LP
4.50%, 03/01/28	200	200,382
4.75%, 08/15/28	200	201,350
6.35%, 01/15/29	260	273,490
4.05%, 02/01/30	756	737,391
6.15%, 04/01/33	450	474,132
5.45%, 11/15/34	570	568,383
Williams Cos., Inc.
3.75%, 06/15/27	818	813,109
5.30%, 08/15/28	600	617,597
4.90%, 03/15/29	682	694,565
4.80%, 11/15/29	125	127,164
4.63%, 06/30/30	480	483,496
3.50%, 11/15/30	629	601,096
2.60%, 03/15/31	1,203	1,092,078
8.75%, 03/15/32	300	363,155
4.65%, 08/15/32	600	599,102
5.65%, 03/15/33	400	420,633
5.15%, 03/15/34	802	814,694
5.60%, 03/15/35	734	761,895
5.30%, 09/30/35	450	456,793
Woodside Finance Ltd.
4.90%, 05/19/28	300	304,176
5.40%, 05/19/30	750	770,093
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Woodside Finance Ltd. (continued)
5.70%, 05/19/32	$270	$ 280,391
5.10%, 09/12/34	871	863,266
6.00%, 05/19/35	750	784,168
		192,272,374
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	198,270
Georgia-Pacific LLC
7.75%, 11/15/29(a)	254	287,895
8.88%, 05/15/31	219	266,203
International Paper Co., 5.00%, 09/15/35	300	301,368
Suzano Austria GmbH
2.50%, 09/15/28	250	236,882
6.00%, 01/15/29	1,128	1,165,084
5.00%, 01/15/30	900	906,067
3.75%, 01/15/31	809	764,302
3.13%, 01/15/32(a)	600	537,453
		4,663,524
Passenger Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	338	332,199
Series 2016-1, Class AA, 3.58%, 07/15/29	229	224,840
Series 2016-2, Class AA, 3.20%, 12/15/29(a)	251	243,043
Series 2017-1, Class AA, 3.65%, 02/15/29(a)	207	201,822
Series 2017-2, Class AA, 3.35%, 04/15/31	386	371,627
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	441	412,776
Series 2021-1, Class A, 2.88%, 01/11/36	419	380,960
Delta Air Lines 2020-1 Class AA Pass Through Trust, Class AA, 2.00%, 12/10/29	203	194,938
Delta Air Lines, Inc.
4.38%, 04/19/28(a)	300	300,218
4.95%, 07/10/28	765	775,765
3.75%, 10/28/29(a)	300	291,998
5.25%, 07/10/30	538	549,698
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	353	332,864
Series 2019-1, Class AA, 2.75%, 11/15/33	260	230,234
Southwest Airlines Co.
5.13%, 06/15/27	1,227	1,239,829
11/15/28(c)	475	473,897
2.63%, 02/10/30	359	330,790
11/15/35(c)	475	464,103
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	239	231,841
Series 2018-1, Class AA, 3.50%, 09/01/31	176	169,044
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	285	280,353
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	298	271,963
Series 2020-1, Class A, 5.88%, 04/15/29(a)	506	518,227
		8,823,029
Personal Care Products — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	102	100,872
4.60%, 03/01/28	344	349,810
4.20%, 05/01/30	290	292,588
3.25%, 08/15/32	302	284,360
4.60%, 03/01/33	344	351,666
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	176,974
4.38%, 05/15/28	360	362,760
2.38%, 12/01/29	411	383,437
2.60%, 04/15/30	413	385,710
Security	Par (000)	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (continued)
1.95%, 03/15/31(a)	$293	$ 259,187
4.65%, 05/15/33	450	451,100
5.00%, 02/14/34(a)	450	456,224
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,400	1,387,630
3.38%, 03/24/29	600	584,438
3.63%, 03/24/32	1,212	1,147,437
Kenvue, Inc.
5.05%, 03/22/28	515	525,680
5.00%, 03/22/30	660	677,012
4.85%, 05/22/32	450	455,769
4.90%, 03/22/33	720	727,466
Procter & Gamble Co.
2.45%, 11/03/26	450	444,060
1.90%, 02/01/27	500	488,744
2.80%, 03/25/27	330	325,710
2.85%, 08/11/27	413	406,736
3.95%, 01/26/28	250	251,252
4.35%, 01/29/29	275	279,567
4.15%, 10/24/29	200	202,429
3.00%, 03/25/30	985	946,442
4.05%, 05/01/30	500	502,286
1.20%, 10/29/30	797	698,912
1.95%, 04/23/31	529	476,620
2.30%, 02/01/32(a)	280	255,030
11/03/32(c)	300	296,961
4.05%, 01/26/33(a)	650	650,601
4.55%, 01/29/34	427	433,768
5.80%, 08/15/34	275	301,276
4.55%, 10/24/34(a)	300	303,771
4.60%, 05/01/35(a)	500	507,557
11/03/35(c)	300	296,464
Unilever Capital Corp.
2.90%, 05/05/27	790	779,849
4.25%, 08/12/27	585	589,201
3.50%, 03/22/28	600	595,345
4.88%, 09/08/28	400	410,619
2.13%, 09/06/29(a)	555	518,861
1.38%, 09/14/30	427	377,192
1.75%, 08/12/31	450	396,115
5.90%, 11/15/32	723	791,362
5.00%, 12/08/33	600	623,293
4.63%, 08/12/34	850	855,476
		23,365,619
Pharmaceuticals — 3.5%
AbbVie, Inc.
2.95%, 11/21/26	2,709	2,681,936
4.80%, 03/15/27	1,624	1,640,823
4.65%, 03/15/28	1,000	1,015,641
4.25%, 11/14/28	1,181	1,189,910
4.80%, 03/15/29	1,176	1,203,196
3.20%, 11/21/29	3,658	3,530,531
4.88%, 03/15/30	400	411,700
4.95%, 03/15/31	1,181	1,220,926
5.05%, 03/15/34	1,672	1,720,494
4.55%, 03/15/35	1,072	1,058,975
5.20%, 03/15/35	780	806,404
4.50%, 05/14/35	1,700	1,669,089
Astrazeneca Finance LLC
4.80%, 02/26/27	912	922,575
4.88%, 03/03/28	676	690,521

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC (continued)
1.75%, 05/28/28	$821	$ 778,245
4.85%, 02/26/29	900	922,822
4.90%, 03/03/30(a)	500	515,224
4.90%, 02/26/31	750	774,785
2.25%, 05/28/31	340	308,195
4.88%, 03/03/33	250	258,173
5.00%, 02/26/34	1,060	1,095,265
AstraZeneca PLC
3.13%, 06/12/27(a)	113	111,755
4.00%, 01/17/29	607	606,490
1.38%, 08/06/30(a)	911	805,211
Becton Dickinson & Co.
3.70%, 06/06/27	1,125	1,117,512
4.69%, 02/13/28	410	414,494
4.87%, 02/08/29	457	465,381
5.08%, 06/07/29	375	384,839
2.82%, 05/20/30	488	458,059
1.96%, 02/11/31	614	542,777
4.30%, 08/22/32	390	383,185
5.11%, 02/08/34(a)	302	308,218
Bristol-Myers Squibb Co.
4.90%, 02/22/27	697	705,774
3.25%, 02/27/27	306	303,753
1.13%, 11/13/27(a)	702	665,791
3.45%, 11/15/27	330	327,385
3.90%, 02/20/28	829	828,777
4.90%, 02/22/29	1,075	1,103,108
3.40%, 07/26/29	1,621	1,583,080
1.45%, 11/13/30	740	650,660
5.75%, 02/01/31	500	535,058
5.10%, 02/22/31	697	724,713
2.95%, 03/15/32	1,225	1,128,037
5.90%, 11/15/33	598	650,396
5.20%, 02/22/34	1,511	1,568,948
Cardinal Health, Inc.
4.70%, 11/15/26	200	201,350
3.41%, 06/15/27	829	820,561
5.13%, 02/15/29	496	509,752
5.00%, 11/15/29	626	642,619
4.50%, 09/15/30	250	251,435
5.45%, 02/15/34	382	397,547
5.35%, 11/15/34	600	617,594
5.15%, 09/15/35	250	252,544
Cencora, Inc.
3.45%, 12/15/27	504	497,504
4.63%, 12/15/27	360	364,022
4.85%, 12/15/29	225	229,878
2.80%, 05/15/30	329	309,106
2.70%, 03/15/31	669	614,776
5.13%, 02/15/34	400	410,278
5.15%, 02/15/35(a)	385	394,810
CVS Health Corp.
3.63%, 04/01/27	457	453,199
6.25%, 06/01/27	254	261,720
1.30%, 08/21/27	1,335	1,268,156
4.30%, 03/25/28	3,177	3,181,785
5.00%, 01/30/29	440	449,054
5.40%, 06/01/29(a)	750	775,621
3.25%, 08/15/29	1,147	1,102,705
5.13%, 02/21/30	1,084	1,113,021
3.75%, 04/01/30	1,083	1,052,939
1.75%, 08/21/30	784	690,986
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
5.25%, 01/30/31	$335	$ 345,463
1.88%, 02/28/31	823	717,956
5.55%, 06/01/31	750	786,099
2.13%, 09/15/31	683	595,384
5.00%, 09/15/32(a)	575	584,101
5.25%, 02/21/33	950	976,019
5.30%, 06/01/33	820	842,283
5.70%, 06/01/34	750	783,725
4.88%, 07/20/35	400	392,141
5.45%, 09/15/35	925	943,978
Eli Lilly & Co.
4.50%, 02/09/27	840	846,832
5.50%, 03/15/27(a)	264	270,130
3.10%, 05/15/27	228	225,595
4.15%, 08/14/27	400	402,535
4.55%, 02/12/28	675	685,354
4.00%, 10/15/28	690	692,357
4.50%, 02/09/29	704	715,802
3.38%, 03/15/29	729	715,867
4.20%, 08/14/29	562	566,130
4.75%, 02/12/30	773	794,032
4.25%, 03/15/31	725	726,132
4.90%, 02/12/32	675	696,993
4.55%, 10/15/32	590	595,311
4.70%, 02/27/33(a)	590	602,817
4.70%, 02/09/34	1,006	1,017,387
4.60%, 08/14/34	700	702,197
5.10%, 02/12/35	879	911,208
4.90%, 10/15/35	725	737,324
GlaxoSmithKline Capital PLC
4.32%, 03/12/27	250	251,571
3.38%, 06/01/29	629	614,937
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,225	1,223,329
4.50%, 04/15/30	580	588,724
5.38%, 04/15/34	383	404,913
4.88%, 04/15/35	450	455,332
Johnson & Johnson
4.50%, 03/01/27	425	429,265
2.95%, 03/03/27	636	629,635
0.95%, 09/01/27	998	950,943
2.90%, 01/15/28	1,099	1,080,171
4.55%, 03/01/28	295	300,410
4.80%, 06/01/29	600	618,775
4.70%, 03/01/30	525	540,847
1.30%, 09/01/30(a)	1,164	1,032,452
4.90%, 06/01/31	800	834,582
4.85%, 03/01/32	625	649,848
4.95%, 05/15/33(a)	450	473,776
4.38%, 12/05/33	378	383,217
4.95%, 06/01/34	400	422,129
5.00%, 03/01/35	865	900,058
McKesson Corp.
3.95%, 02/16/28	229	228,332
4.90%, 07/15/28	310	316,907
4.25%, 09/15/29	325	326,070
4.65%, 05/30/30	375	381,085
4.95%, 05/30/32	375	384,968
5.10%, 07/15/33	302	312,009
5.25%, 05/30/35	475	491,159
Merck & Co., Inc.
1.70%, 06/10/27	733	709,443
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
3.85%, 09/15/27(a)	$475	$ 475,772
4.05%, 05/17/28	100	100,515
1.90%, 12/10/28	695	654,308
3.40%, 03/07/29	1,218	1,194,198
4.30%, 05/17/30	400	403,509
1.45%, 06/24/30	793	705,474
4.15%, 09/15/30(a)	475	475,936
2.15%, 12/10/31	1,290	1,143,022
4.55%, 09/15/32	675	680,808
4.50%, 05/17/33	902	909,017
6.50%, 12/01/33	389	442,564
4.95%, 09/15/35	1,175	1,193,479
Mylan, Inc., 4.55%, 04/15/28	660	657,066
Novartis Capital Corp.
2.00%, 02/14/27	231	225,858
3.10%, 05/17/27	565	559,328
3.80%, 09/18/29	635	631,160
2.20%, 08/14/30	1,159	1,067,924
4.00%, 09/18/31	475	471,949
4.20%, 09/18/34	669	655,563
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	2,818	2,847,803
4.65%, 05/19/30	1,788	1,823,451
4.75%, 05/19/33	3,407	3,448,203
Pfizer, Inc.
3.00%, 12/15/26	1,262	1,250,764
3.60%, 09/15/28(a)	359	357,383
3.45%, 03/15/29	1,218	1,200,178
2.63%, 04/01/30	829	779,832
1.70%, 05/28/30	683	615,135
1.75%, 08/18/31(a)	629	553,328
Pharmacia LLC, 6.60%, 12/01/28	400	429,149
Sanofi SA
11/03/27(c)	300	299,683
3.63%, 06/19/28	713	708,929
11/03/28(c)	300	299,423
11/03/32(c)	300	297,837
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,278	1,305,658
2.05%, 03/31/30	1,454	1,324,713
5.30%, 07/05/34	700	721,046
Takeda U.S. Financing, Inc., 5.20%, 07/07/35	1,000	1,017,657
Viatris, Inc.
2.30%, 06/22/27	415	399,091
2.70%, 06/22/30	843	762,287
Wyeth LLC, 6.50%, 02/01/34	500	564,973
Zoetis, Inc.
3.00%, 09/12/27	350	344,215
4.15%, 08/17/28(a)	325	326,282
3.90%, 08/20/28	379	378,171
2.00%, 05/15/30	329	299,631
5.60%, 11/16/32	300	318,780
5.00%, 08/17/35(a)	825	832,856
		128,611,740
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
5.50%, 04/01/29(a)	272	281,850
4.80%, 06/15/30	450	456,555
2.50%, 04/01/31	393	355,833
5.95%, 08/15/34	550	587,463
Security	Par (000)	Value
Real Estate Management & Development (continued)
CBRE Services, Inc. (continued)
5.50%, 06/15/35	$350	$ 361,048
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	80,440
		2,123,189
Residential REITs — 0.9%
American Homes 4 Rent LP
4.25%, 02/15/28	100	100,130
4.90%, 02/15/29	129	131,355
4.95%, 06/15/30	432	440,188
2.38%, 07/15/31(a)	200	177,423
3.63%, 04/15/32	300	281,872
5.50%, 02/01/34	477	492,587
5.50%, 07/15/34	275	284,054
5.25%, 03/15/35	391	396,385
AvalonBay Communities, Inc.
3.35%, 05/15/27(a)	191	188,921
3.20%, 01/15/28	159	156,191
1.90%, 12/01/28	296	277,592
3.30%, 06/01/29	291	282,439
2.30%, 03/01/30	450	416,159
2.45%, 01/15/31	507	462,100
2.05%, 01/15/32(a)	425	372,523
5.00%, 02/15/33	225	230,211
5.30%, 12/07/33	150	156,128
5.35%, 06/01/34	360	374,274
5.00%, 08/01/35	135	136,244
Camden Property Trust
5.85%, 11/03/26	341	346,681
4.10%, 10/15/28	258	258,428
3.15%, 07/01/29	400	385,452
2.80%, 05/15/30	615	578,392
4.90%, 01/15/34	175	177,970
ERP Operating LP
2.85%, 11/01/26	381	376,577
3.25%, 08/01/27	334	329,657
3.50%, 03/01/28	341	336,891
4.15%, 12/01/28	305	306,056
3.00%, 07/01/29	455	437,651
2.50%, 02/15/30	333	311,431
1.85%, 08/01/31	229	200,702
4.95%, 06/15/32	300	307,167
4.65%, 09/15/34	328	324,990
Essential Properties LP
2.95%, 07/15/31	129	117,121
5.40%, 12/01/35	175	175,454
Essex Portfolio LP
3.63%, 05/01/27(a)	222	220,421
1.70%, 03/01/28	210	198,440
4.00%, 03/01/29	179	177,564
3.00%, 01/15/30	384	363,712
1.65%, 01/15/31	254	220,302
2.55%, 06/15/31	210	189,013
2.65%, 03/15/32	400	357,177
5.50%, 04/01/34	325	338,239
5.38%, 04/01/35	235	242,993
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	464,456
5.45%, 08/15/30(a)	300	311,529
2.00%, 08/15/31	330	285,856
4.15%, 04/15/32	296	286,188
4.95%, 01/15/33(a)	250	251,194

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Invitation Homes Operating Partnership LP (continued)
5.50%, 08/15/33	$288	$ 299,668
2.70%, 01/15/34	262	223,167
4.88%, 02/01/35	397	392,775
Mid-America Apartments LP
3.60%, 06/01/27	413	410,392
4.20%, 06/15/28(a)	296	296,757
3.95%, 03/15/29	413	410,831
2.75%, 03/15/30(a)	163	153,752
1.70%, 02/15/31	378	330,042
5.30%, 02/15/32	175	182,002
5.00%, 03/15/34	125	126,668
4.95%, 03/01/35	275	277,571
NNN REIT, Inc.
3.60%, 12/15/26	500	496,638
3.50%, 10/15/27	274	270,851
4.30%, 10/15/28	229	229,580
2.50%, 04/15/30	300	277,733
4.60%, 02/15/31	400	401,700
5.60%, 10/15/33	200	209,275
5.50%, 06/15/34	325	336,686
Realty Income Corp.
3.00%, 01/15/27	503	496,701
3.95%, 08/15/27	413	412,263
3.40%, 01/15/28	313	308,820
3.65%, 01/15/28	314	311,286
2.10%, 03/15/28	374	357,705
2.20%, 06/15/28	274	261,586
4.70%, 12/15/28	220	223,798
3.95%, 02/01/29	200	198,917
4.75%, 02/15/29	225	229,197
3.25%, 06/15/29	207	200,631
4.00%, 07/15/29(a)	350	348,324
3.10%, 12/15/29	413	396,743
3.40%, 01/15/30(a)	413	400,195
4.85%, 03/15/30(a)	250	256,211
3.25%, 01/15/31	554	524,878
3.20%, 02/15/31(a)	350	330,207
2.70%, 02/15/32	292	262,715
5.63%, 10/13/32	300	317,913
2.85%, 12/15/32	525	469,576
4.50%, 02/01/33	200	197,751
1.80%, 03/15/33	300	248,389
4.90%, 07/15/33	340	344,389
5.13%, 02/15/34	525	537,492
5.13%, 04/15/35	421	427,646
Store Capital LLC
4.50%, 03/15/28	300	300,098
4.63%, 03/15/29	200	198,768
5.40%, 04/30/30(d)	240	244,545
2.75%, 11/18/30	250	227,573
2.70%, 12/01/31	201	176,400
Tanger Properties LP
3.88%, 07/15/27	79	78,383
2.75%, 09/01/31(a)	200	179,971
UDR, Inc.
3.50%, 07/01/27	163	161,052
3.50%, 01/15/28	252	248,188
4.40%, 01/26/29	129	129,710
3.20%, 01/15/30(a)	413	395,389
3.00%, 08/15/31	213	197,036
Security	Par (000)	Value
Residential REITs (continued)
UDR, Inc. (continued)
2.10%, 08/01/32	$274	$ 234,248
1.90%, 03/15/33	294	242,291
2.10%, 06/15/33(a)	300	250,070
5.13%, 09/01/34	195	197,924
3.10%, 11/01/34	268	231,611
		31,317,158
Retail REITs — 0.2%
Simon Property Group LP
3.25%, 11/30/26	350	347,550
1.38%, 01/15/27(a)	279	270,218
3.38%, 06/15/27	320	317,192
3.38%, 12/01/27	200	197,747
1.75%, 02/01/28	750	714,188
2.45%, 09/13/29	807	758,707
2.65%, 07/15/30(a)	617	575,808
4.38%, 10/01/30	225	225,972
2.20%, 02/01/31	412	370,709
2.25%, 01/15/32	579	508,613
2.65%, 02/01/32	479	429,632
5.50%, 03/08/33	300	316,084
6.25%, 01/15/34	343	376,634
4.75%, 09/26/34	685	680,442
5.13%, 10/01/35	475	481,236
		6,570,732
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	300	303,070
3.92%, 06/01/32	354	346,607
Analog Devices, Inc.
3.50%, 12/05/26	620	616,703
3.45%, 06/15/27	242	240,104
4.25%, 06/15/28	450	452,968
1.70%, 10/01/28	450	422,198
4.50%, 06/15/30	425	431,456
2.10%, 10/01/31	550	485,750
4.25%, 10/01/32	256	256,755
5.05%, 04/01/34	300	310,988
Applied Materials, Inc.
3.30%, 04/01/27	829	822,837
4.80%, 06/15/29	483	494,674
1.75%, 06/01/30	423	380,685
4.00%, 01/15/31	200	198,336
4.60%, 01/15/36	80	79,098
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	413	408,838
Broadcom, Inc.
5.05%, 07/12/27	950	965,566
1.95%, 02/15/28	598	571,003
4.15%, 02/15/28	480	481,265
4.80%, 04/15/28	1,000	1,018,003
4.11%, 09/15/28(a)	700	700,780
4.00%, 04/15/29(d)	450	447,948
4.75%, 04/15/29	976	993,771
5.05%, 07/12/29	1,425	1,467,623
4.35%, 02/15/30	1,080	1,085,627
5.00%, 04/15/30	450	463,578
5.05%, 04/15/30	400	413,041
4.60%, 07/15/30	1,025	1,039,462
4.20%, 10/15/30	220	219,488
4.15%, 11/15/30	1,146	1,140,883
2.45%, 02/15/31	1,825	1,664,998
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
5.15%, 11/15/31	$685	$ 712,614
4.15%, 04/15/32(d)	890	871,497
5.20%, 04/15/32	700	727,949
4.90%, 07/15/32	1,000	1,021,682
4.30%, 11/15/32	1,244	1,228,261
2.60%, 02/15/33	1,098	965,436
3.42%, 04/15/33	1,620	1,511,440
3.47%, 04/15/34	1,872	1,713,965
4.80%, 10/15/34	980	984,564
5.20%, 07/15/35	1,500	1,544,515
4.80%, 02/15/36	1,200	1,189,812
4.55%, 02/15/32	580	583,196
Intel Corp.
3.75%, 03/25/27	710	705,986
3.15%, 05/11/27	400	393,831
3.75%, 08/05/27	1,150	1,140,714
4.88%, 02/10/28	1,055	1,069,627
1.60%, 08/12/28	559	521,872
4.00%, 08/05/29	550	543,657
2.45%, 11/15/29	1,319	1,226,873
5.13%, 02/10/30	850	872,300
3.90%, 03/25/30	538	527,020
5.00%, 02/21/31	465	476,202
2.00%, 08/12/31	699	611,221
4.15%, 08/05/32	810	781,680
4.00%, 12/15/32	500	476,606
5.20%, 02/10/33	1,258	1,283,341
5.15%, 02/21/34(a)	705	714,958
KLA Corp.
4.10%, 03/15/29	413	413,832
4.65%, 07/15/32	640	649,937
4.70%, 02/01/34	225	226,832
Lam Research Corp.
4.00%, 03/15/29	450	449,104
1.90%, 06/15/30	551	499,201
Marvell Technology, Inc.
2.45%, 04/15/28	429	411,590
4.88%, 06/22/28(a)	260	263,742
5.75%, 02/15/29	260	271,472
4.75%, 07/15/30	225	227,744
2.95%, 04/15/31	393	363,208
5.95%, 09/15/33	260	277,963
5.45%, 07/15/35(a)	525	538,256
Microchip Technology, Inc.
4.90%, 03/15/28	602	609,523
5.05%, 03/15/29	600	611,516
5.05%, 02/15/30	650	662,747
Micron Technology, Inc.
5.33%, 02/06/29	363	373,888
4.66%, 02/15/30	710	717,119
5.30%, 01/15/31	603	624,358
2.70%, 04/15/32	603	537,523
5.65%, 11/01/32	294	308,365
5.88%, 02/09/33	464	492,428
5.88%, 09/15/33	600	638,056
5.80%, 01/15/35	643	678,204
NVIDIA Corp.
1.55%, 06/15/28	974	920,963
2.85%, 04/01/30	994	949,774
2.00%, 06/15/31	773	694,885
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	$400	$ 413,584
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27	300	295,475
4.40%, 06/01/27	400	401,035
4.30%, 08/19/28	180	180,233
4.30%, 06/18/29	641	639,061
3.40%, 05/01/30	489	468,836
2.50%, 05/11/31	661	595,031
2.65%, 02/15/32	462	410,831
4.85%, 08/19/32	375	375,175
5.00%, 01/15/33	612	617,932
5.25%, 08/19/35(a)	475	479,373
Qorvo, Inc., 4.38%, 10/15/29	554	545,527
QUALCOMM, Inc.
3.25%, 05/20/27	1,163	1,152,907
1.30%, 05/20/28	526	492,801
2.15%, 05/20/30	774	711,341
4.50%, 05/20/30	300	304,429
1.65%, 05/20/32(a)	700	594,895
4.25%, 05/20/32	381	381,551
4.75%, 05/20/32	300	306,049
5.40%, 05/20/33	500	530,906
4.65%, 05/20/35	676	678,697
5.00%, 05/20/35(a)	300	306,130
Skyworks Solutions, Inc., 3.00%, 06/01/31	323	292,310
Texas Instruments, Inc.
4.60%, 02/08/27	473	477,016
2.90%, 11/03/27	306	300,848
4.60%, 02/15/28	508	516,141
4.60%, 02/08/29	273	278,795
2.25%, 09/04/29	562	527,054
1.75%, 05/04/30	524	473,371
4.50%, 05/23/30	300	305,034
1.90%, 09/15/31	361	318,915
3.65%, 08/16/32	200	191,929
4.90%, 03/14/33	520	535,830
4.85%, 02/08/34	247	253,208
5.10%, 05/23/35	500	515,360
TSMC Arizona Corp.
3.88%, 04/22/27	500	498,666
4.13%, 04/22/29	250	250,471
2.50%, 10/25/31	1,010	919,161
4.25%, 04/22/32	400	402,668
Xilinx, Inc., 2.38%, 06/01/30	428	396,766
		75,072,494
Software — 1.6%
Adobe, Inc.
2.15%, 02/01/27	598	585,837
4.85%, 04/04/27	180	182,492
4.75%, 01/17/28	420	427,972
4.80%, 04/04/29	609	624,803
4.95%, 01/17/30	400	413,454
2.30%, 02/01/30	794	740,490
4.95%, 04/04/34	609	629,162
5.30%, 01/17/35	350	368,756
AppLovin Corp.
5.13%, 12/01/29	750	765,675
5.38%, 12/01/31	490	505,893
5.50%, 12/01/34	625	642,448
Atlassian Corp.
5.25%, 05/15/29	200	205,635

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Atlassian Corp. (continued)
5.50%, 05/15/34	$300	$ 308,559
Autodesk, Inc.
3.50%, 06/15/27	359	355,727
2.85%, 01/15/30	376	355,820
2.40%, 12/15/31	637	565,021
5.30%, 06/15/35	220	225,719
Cadence Design Systems, Inc.
4.20%, 09/10/27	130	130,404
4.30%, 09/10/29	525	527,032
4.70%, 09/10/34	685	685,799
Concentrix Corp.(a)
6.60%, 08/02/28	500	521,087
6.85%, 08/02/33	350	355,970
Electronic Arts, Inc., 1.85%, 02/15/31	463	444,907
Intuit, Inc.
1.35%, 07/15/27	281	269,505
5.13%, 09/15/28	450	464,160
1.65%, 07/15/30(a)	166	148,360
5.20%, 09/15/33	700	731,114
Microsoft Corp.
3.30%, 02/06/27	2,458	2,443,964
3.40%, 06/15/27(a)	229	228,351
1.35%, 09/15/30	247	219,607
3.50%, 02/12/35(a)	986	931,334
MSCI, Inc.
5.25%, 09/01/35	735	737,345
03/15/36(c)	100	98,961
Oracle Corp.
2.80%, 04/01/27	1,407	1,380,563
3.25%, 11/15/27	1,620	1,589,094
2.30%, 03/25/28	1,238	1,184,242
4.50%, 05/06/28	430	432,456
4.80%, 08/03/28	1,100	1,115,673
4.20%, 09/27/29	975	967,058
6.15%, 11/09/29	949	1,005,794
2.95%, 04/01/30	2,056	1,922,696
4.65%, 05/06/30(a)	430	432,958
3.25%, 05/15/30	387	366,174
2.88%, 03/25/31	2,023	1,843,694
5.25%, 02/03/32	960	977,476
6.25%, 11/09/32	1,208	1,293,825
4.90%, 02/06/33	930	923,712
4.30%, 07/08/34	1,200	1,125,978
4.70%, 09/27/34	1,150	1,104,431
3.90%, 05/15/35	1,050	939,330
5.50%, 08/03/35	1,000	1,010,222
Roper Technologies, Inc.
3.80%, 12/15/26	413	411,615
1.40%, 09/15/27	579	551,378
4.20%, 09/15/28	450	450,644
4.25%, 09/15/28	310	310,891
2.95%, 09/15/29	359	342,522
4.50%, 10/15/29	955	963,486
2.00%, 06/30/30	413	372,013
4.45%, 09/15/30(a)	200	200,714
1.75%, 02/15/31(a)	686	598,634
4.75%, 02/15/32	300	302,532
4.90%, 10/15/34	625	623,209
5.10%, 09/15/35	575	578,738
Salesforce, Inc.
3.70%, 04/11/28	1,009	1,005,558
Security	Par (000)	Value
Software (continued)
Salesforce, Inc. (continued)
1.50%, 07/15/28	$784	$ 737,127
1.95%, 07/15/31(a)	1,121	995,491
ServiceNow, Inc., 1.40%, 09/01/30	1,038	910,447
Synopsys, Inc.
4.55%, 04/01/27	760	765,019
4.65%, 04/01/28(a)	695	702,564
4.85%, 04/01/30	1,300	1,322,935
5.00%, 04/01/32	1,000	1,021,806
5.15%, 04/01/35	1,485	1,508,134
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	305	303,294
4.95%, 03/28/28	350	356,187
5.40%, 06/12/29	150	155,289
4.00%, 04/14/32	269	259,155
5.60%, 06/12/34	250	260,875
VMware LLC
3.90%, 08/21/27	1,064	1,061,167
1.80%, 08/15/28	500	469,558
4.70%, 05/15/30	657	666,159
2.20%, 08/15/31	716	633,161
Workday, Inc.
3.50%, 04/01/27	639	633,607
3.70%, 04/01/29	543	535,036
3.80%, 04/01/32	821	784,602
		57,250,286
Specialized REITs — 0.3%
CubeSmart LP
2.25%, 12/15/28	469	442,454
4.38%, 02/15/29	252	252,391
3.00%, 02/15/30	193	182,728
2.00%, 02/15/31(a)	413	363,200
2.50%, 02/15/32	350	309,355
5.13%, 11/01/35	80	79,670
Extra Space Storage LP
3.88%, 12/15/27	174	172,734
5.70%, 04/01/28	582	600,885
3.90%, 04/01/29	286	281,870
4.00%, 06/15/29	129	127,721
5.50%, 07/01/30	556	579,021
2.20%, 10/15/30	227	203,457
5.90%, 01/15/31	374	397,413
2.55%, 06/01/31	355	319,911
2.40%, 10/15/31	355	313,352
2.35%, 03/15/32	363	315,754
4.95%, 01/15/33	395	397,708
5.40%, 02/01/34	395	406,575
5.35%, 01/15/35	275	281,198
5.40%, 06/15/35	325	332,590
Public Storage Operating Co.
1.50%, 11/09/26	531	518,165
3.09%, 09/15/27	166	163,617
1.85%, 05/01/28	374	355,132
1.95%, 11/09/28	442	416,218
5.13%, 01/15/29	405	417,829
3.39%, 05/01/29	366	357,559
4.38%, 07/01/30	300	301,890
2.30%, 05/01/31	475	428,272
2.25%, 11/09/31	408	362,094
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialized REITs (continued)
Public Storage Operating Co. (continued)
5.10%, 08/01/33	$460	$ 477,352
5.00%, 07/01/35	240	243,152
		10,401,267
Specialty Retail — 0.3%
AutoZone, Inc.
3.75%, 06/01/27	400	397,714
4.50%, 02/01/28	240	242,198
6.25%, 11/01/28	200	211,509
3.75%, 04/18/29	379	373,364
5.10%, 07/15/29(a)	300	308,407
4.00%, 04/15/30(a)	560	553,134
5.13%, 06/15/30	325	335,279
1.65%, 01/15/31	300	261,114
4.75%, 08/01/32	410	413,209
4.75%, 02/01/33	350	350,232
5.20%, 08/01/33	160	164,422
6.55%, 11/01/33	300	334,553
5.40%, 07/15/34(a)	600	620,004
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29(d)	250	244,542
3.15%, 01/15/32(a)	479	439,766
Genuine Parts Co.
6.50%, 11/01/28	200	210,700
4.95%, 08/15/29	475	480,159
1.88%, 11/01/30	400	350,099
2.75%, 02/01/32	250	219,602
6.88%, 11/01/33(a)	200	221,987
O’Reilly Automotive, Inc.
5.75%, 11/20/26	475	482,784
3.60%, 09/01/27	452	448,020
4.35%, 06/01/28	279	280,535
3.90%, 06/01/29	329	325,690
4.20%, 04/01/30	250	248,526
1.75%, 03/15/31(a)	362	315,230
4.70%, 06/15/32	400	402,624
5.00%, 08/19/34	350	352,413
Ross Stores, Inc., 1.88%, 04/15/31	379	331,064
Tractor Supply Co.
1.75%, 11/01/30	349	307,452
5.25%, 05/15/33	420	434,390
		10,660,722
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.
3.35%, 02/09/27	1,439	1,431,050
3.20%, 05/11/27(a)	1,243	1,232,798
3.00%, 06/20/27	600	592,806
2.90%, 09/12/27	1,453	1,429,890
3.00%, 11/13/27	829	818,193
1.20%, 02/08/28	1,489	1,407,679
4.00%, 05/10/28	890	894,331
4.00%, 05/12/28	575	577,506
1.40%, 08/05/28	1,530	1,435,619
3.25%, 08/08/29	650	636,405
2.20%, 09/11/29	1,241	1,165,745
4.15%, 05/10/30	360	363,874
1.65%, 05/11/30	1,160	1,049,700
4.20%, 05/12/30	575	580,047
1.25%, 08/20/30	999	881,845
1.65%, 02/08/31	1,517	1,345,776
1.70%, 08/05/31	792	698,828
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.50%, 05/12/32(a)	$575	$ 585,456
3.35%, 08/08/32	1,240	1,183,052
4.30%, 05/10/33	826	836,236
4.75%, 05/12/35(a)	575	588,158
Dell International LLC/EMC Corp.
6.10%, 07/15/27	258	265,411
5.25%, 02/01/28	450	460,238
4.75%, 04/01/28	559	566,821
4.15%, 02/15/29	525	524,459
5.30%, 10/01/29	1,036	1,069,447
4.35%, 02/01/30	250	249,805
5.00%, 04/01/30	1,265	1,294,231
6.20%, 07/15/30	450	481,690
4.50%, 02/15/31	525	523,732
5.30%, 04/01/32	500	515,613
4.75%, 10/06/32	525	523,557
5.75%, 02/01/33	594	627,166
5.40%, 04/15/34	600	617,975
4.85%, 02/01/35	500	491,981
5.50%, 04/01/35	500	516,344
5.10%, 02/15/36	525	519,505
Dell, Inc., 7.10%, 04/15/28	329	350,784
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	450	449,097
4.40%, 09/25/27	725	727,685
5.25%, 07/01/28	440	451,731
4.15%, 09/15/28(a)	450	449,083
4.55%, 10/15/29	1,083	1,088,830
4.40%, 10/15/30	450	446,285
4.85%, 10/15/31	751	758,248
5.00%, 10/15/34	1,390	1,377,694
HP, Inc.
3.00%, 06/17/27	712	698,855
4.75%, 01/15/28	522	528,260
4.00%, 04/15/29	704	696,105
5.40%, 04/25/30	200	207,566
3.40%, 06/17/30	310	295,791
2.65%, 06/17/31	729	656,195
4.20%, 04/15/32(a)	477	462,966
5.50%, 01/15/33(a)	650	670,121
6.10%, 04/25/35(a)	300	317,982
NetApp, Inc.
2.38%, 06/22/27	400	389,019
2.70%, 06/22/30	400	371,081
5.50%, 03/17/32	425	442,470
5.70%, 03/17/35	405	423,554
Teledyne FLIR LLC, 2.50%, 08/01/30	226	208,216
Western Digital Corp.
2.85%, 02/01/29	226	214,202
3.10%, 02/01/32	145	131,949
		41,796,738
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.38%, 11/01/26	732	721,691
2.75%, 03/27/27	619	610,148
2.85%, 03/27/30	999	950,267
PVH Corp., 5.50%, 06/13/30	350	356,372
Ralph Lauren Corp.
2.95%, 06/15/30	350	330,851
5.00%, 06/15/32	270	277,664

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.
4.13%, 07/15/27	$300	$ 299,274
5.10%, 03/11/30	225	230,411
3.05%, 03/15/32	400	361,447
5.50%, 03/11/35(a)	453	460,892
		4,599,017
Tobacco — 1.0%
Altria Group, Inc.
4.88%, 02/04/28	320	325,159
6.20%, 11/01/28	231	243,581
4.80%, 02/14/29	1,337	1,357,019
3.40%, 05/06/30	625	599,630
4.50%, 08/06/30	225	225,781
2.45%, 02/04/32	1,019	895,623
6.88%, 11/01/33	418	469,546
5.63%, 02/06/35	351	363,071
5.25%, 08/06/35	300	302,304
BAT Capital Corp.
4.70%, 04/02/27	695	698,926
3.56%, 08/15/27	1,473	1,457,791
2.26%, 03/25/28	1,196	1,143,834
3.46%, 09/06/29	328	318,397
4.91%, 04/02/30(a)	824	839,885
6.34%, 08/02/30	600	646,645
5.83%, 02/20/31	456	482,343
2.73%, 03/25/31	823	752,598
4.74%, 03/16/32	542	544,999
5.35%, 08/15/32	650	671,971
7.75%, 10/19/32	340	395,667
4.63%, 03/22/33	560	553,795
6.42%, 08/02/33	822	902,586
6.00%, 02/20/34	485	517,247
5.63%, 08/15/35(a)	600	622,177
BAT International Finance PLC
4.45%, 03/16/28(a)	772	776,313
5.93%, 02/02/29	600	629,908
Philip Morris International, Inc.
4.75%, 02/12/27	300	302,830
3.13%, 08/17/27(a)	579	570,451
4.38%, 11/01/27	400	402,871
5.13%, 11/17/27	1,040	1,060,891
4.88%, 02/15/28	1,086	1,104,364
3.13%, 03/02/28	250	244,787
4.13%, 04/28/28	390	390,882
5.25%, 09/07/28	477	491,313
3.88%, 10/27/28	465	462,541
4.88%, 02/13/29	900	918,611
3.38%, 08/15/29	800	778,343
4.63%, 11/01/29	400	405,841
5.63%, 11/17/29	667	699,980
5.13%, 02/15/30	1,300	1,341,556
4.38%, 04/30/30	475	476,922
2.10%, 05/01/30	659	601,490
5.50%, 09/07/30	443	465,058
4.00%, 10/29/30	425	418,937
1.75%, 11/01/30	543	480,870
5.13%, 02/13/31	752	777,809
4.75%, 11/01/31	500	507,817
4.25%, 10/29/32	525	512,835
5.75%, 11/17/32	901	959,205
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
5.38%, 02/15/33	$1,350	$ 1,406,806
5.63%, 09/07/33	575	608,041
5.25%, 02/13/34	1,050	1,083,463
4.90%, 11/01/34(a)	400	401,588
4.88%, 04/30/35	460	459,107
4.63%, 10/29/35	575	561,792
Reynolds American, Inc., 5.70%, 08/15/35	400	416,301
		36,050,098
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	350,133
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	583	508,458
FedEx Corp.
3.10%, 08/05/29(a)	829	795,695
3.10%, 08/05/29	394	377,308
4.25%, 05/15/30(a)	563	563,771
2.40%, 05/15/31(a)	1,188	1,063,930
Ryder System, Inc.
2.90%, 12/01/26	161	158,925
2.85%, 03/01/27	503	494,390
5.30%, 03/15/27	145	146,987
4.30%, 06/15/27	210	210,450
5.65%, 03/01/28	200	206,461
5.25%, 06/01/28	400	410,399
6.30%, 12/01/28	100	105,993
5.38%, 03/15/29	300	310,327
5.50%, 06/01/29	215	224,171
4.95%, 09/01/29	105	107,382
4.90%, 12/01/29	280	286,489
5.00%, 03/15/30	160	163,686
4.85%, 06/15/30(a)	250	254,716
12/01/30(c)	130	129,303
6.60%, 12/01/33(a)	370	411,472
United Parcel Service, Inc.
2.40%, 11/15/26	359	353,720
3.05%, 11/15/27	701	690,505
3.40%, 03/15/29	450	441,983
2.50%, 09/01/29	280	264,476
4.45%, 04/01/30	500	508,691
4.65%, 10/15/30(a)	300	306,855
4.88%, 03/03/33(a)	576	594,325
5.15%, 05/22/34(a)	500	519,492
5.25%, 05/14/35(a)	790	819,842
		11,780,335
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	413	405,416
3.75%, 09/01/28	393	390,059
3.45%, 06/01/29	313	305,903
2.80%, 05/01/30	254	239,602
2.30%, 06/01/31	401	361,043
4.45%, 06/01/32	530	529,506
5.15%, 03/01/34	475	489,822
5.25%, 03/01/35	575	592,236
Essential Utilities, Inc.
4.80%, 08/15/27	400	404,082
3.57%, 05/01/29	250	244,329
2.70%, 04/15/30	300	279,841
2.40%, 05/01/31	129	115,592
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water Utilities (continued)
Essential Utilities, Inc. (continued)
5.38%, 01/15/34	$400	$ 411,482
5.25%, 08/15/35	375	380,273
United Utilities PLC, 6.88%, 08/15/28	200	213,636
		5,362,822
Wireless Telecommunication Services — 1.0%
America Movil SAB de C.V.
3.63%, 04/22/29	516	505,250
2.88%, 05/07/30	582	547,347
5.00%, 01/20/33	200	203,368
6.38%, 03/01/35	592	656,653
America Movil SAB de CV, 4.70%, 07/21/32	550	553,658
Orange SA, 9.00%, 03/01/31	1,589	1,922,804
Rogers Communications, Inc.
2.90%, 11/15/26	179	176,432
3.20%, 03/15/27	1,049	1,034,266
5.00%, 02/15/29	992	1,010,215
3.80%, 03/15/32	1,246	1,174,945
5.30%, 02/15/34	800	809,651
T-Mobile USA, Inc.
3.75%, 04/15/27	2,883	2,866,321
4.75%, 02/01/28	700	700,599
2.05%, 02/15/28	1,365	1,303,336
4.95%, 03/15/28	720	733,333
4.80%, 07/15/28	722	733,855
4.85%, 01/15/29	410	418,156
2.63%, 02/15/29	700	665,465
2.40%, 03/15/29	250	235,935
3.38%, 04/15/29	1,500	1,458,303
4.20%, 10/01/29	525	524,890
3.88%, 04/15/30	4,442	4,349,987
2.55%, 02/15/31	1,541	1,400,937
2.88%, 02/15/31	700	646,665
3.50%, 04/15/31	1,766	1,679,535
2.25%, 11/15/31	786	691,940
2.70%, 03/15/32	625	558,844
5.13%, 05/15/32	710	730,242
4.63%, 01/15/33	420	417,287
5.20%, 01/15/33	602	619,832
5.05%, 07/15/33	1,585	1,614,432
5.75%, 01/15/34	455	481,022
5.15%, 04/15/34	770	786,208
4.70%, 01/15/35(a)	925	907,530
5.30%, 05/15/35	700	715,978
4.95%, 11/15/35	525	521,777
Vodafone Group PLC
4.38%, 05/30/28	289	292,831
7.88%, 02/15/30	220	251,010
6.25%, 11/30/32	227	246,219
		35,147,058
Total Corporate Bonds — 86.9% (Cost: $3,152,183,605)		3,185,856,391
Foreign Agency Obligations
Canada — 1.6%
Canada Government International Bonds
3.75%, 04/26/28(a)	1,600	1,604,914
4.63%, 04/30/29	1,800	1,855,977
4.00%, 03/18/30	2,400	2,427,999
Security	Par (000)	Value
Canada (continued)
Export Development Canada
3.00%, 05/25/27	$1,100	$ 1,088,201
3.88%, 02/14/28	1,600	1,607,675
4.13%, 02/13/29	2,400	2,433,126
4.00%, 06/20/30(a)	1,700	1,717,942
4.75%, 06/05/34	700	734,597
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	364,195
Province of Alberta Canada
3.30%, 03/15/28	409	404,814
4.50%, 06/26/29	1,000	1,023,595
1.30%, 07/22/30	1,259	1,121,304
4.50%, 01/24/34	1,000	1,016,345
Province of British Columbia, 3.90%, 08/27/30	1,800	1,802,202
Province of British Columbia Canada
4.70%, 01/24/28	2,500	2,550,446
4.80%, 11/15/28	1,200	1,235,358
4.90%, 04/24/29	1,500	1,554,060
1.30%, 01/29/31	100	87,616
4.20%, 07/06/33	1,200	1,195,612
4.75%, 06/12/34	1,500	1,543,762
4.80%, 06/11/35(a)	1,860	1,909,631
Province of Manitoba Canada
4.30%, 07/27/33	600	598,504
4.90%, 05/31/34	650	674,126
Series HB, 1.50%, 10/25/28	159	148,840
Province of New Brunswick Canada, 3.63%, 02/24/28	179	178,048
Province of Ontario Canada
3.10%, 05/19/27(a)	800	792,014
1.05%, 05/21/27	829	795,241
4.20%, 01/18/29(a)	1,800	1,823,746
3.70%, 09/17/29(a)	1,300	1,295,298
2.00%, 10/02/29	329	307,565
4.70%, 01/15/30(a)	2,000	2,067,612
3.90%, 09/04/30	2,000	2,003,218
1.13%, 10/07/30	959	841,260
1.60%, 02/25/31	659	585,878
2.13%, 01/21/32	1,000	892,820
5.05%, 04/24/34	900	946,771
4.85%, 06/11/35(a)	1,610	1,664,412
Province of Quebec Canada
2.75%, 04/12/27	1,659	1,634,456
3.63%, 04/13/28	2,200	2,194,448
4.50%, 04/03/29	2,200	2,250,529
1.35%, 05/28/30	259	232,021
1.90%, 04/21/31	600	538,903
4.50%, 09/08/33	1,000	1,015,680
4.25%, 09/05/34	1,300	1,292,636
4.63%, 08/28/35	1,300	1,320,024
Series PD, 7.50%, 09/15/29	900	1,017,334
Province of Saskatchewan, 4.65%, 01/28/30	600	618,420
		57,009,175
Chile — 0.2%
Chile Government International Bonds
2.75%, 01/31/27	800	785,775
3.24%, 02/06/28	982	964,809
4.85%, 01/22/29	1,100	1,124,648
2.45%, 01/31/31	983	896,595
2.55%, 01/27/32	1,078	964,009

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
Chile Government International Bonds (continued)
2.55%, 07/27/33	$1,500	$ 1,300,699
3.50%, 01/31/34	800	736,773
		6,773,308
Indonesia — 0.3%
Indonesia Government International Bonds
4.15%, 09/20/27	600	600,910
3.50%, 01/11/28	810	801,119
4.55%, 01/11/28	600	604,704
4.10%, 04/24/28	478	478,724
4.75%, 02/11/29	478	486,917
4.40%, 03/10/29	400	403,680
3.40%, 09/18/29	400	390,198
5.25%, 01/15/30(a)	400	416,272
2.85%, 02/14/30	810	767,249
3.85%, 10/15/30	1,310	1,289,244
1.85%, 03/12/31	800	705,227
4.30%, 04/16/31	500	500,190
2.15%, 07/28/31	800	710,119
3.55%, 03/31/32	700	664,586
4.65%, 09/20/32	800	807,270
4.85%, 01/11/33	850	862,789
4.70%, 02/10/34	400	401,504
4.75%, 09/10/34	800	803,190
5.60%, 01/15/35(a)	750	798,960
		12,492,852
Israel — 0.3%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28(a)	982	962,544
Series 10Y, 2.75%, 07/03/30	858	797,910
Series 10Y, 4.50%, 01/17/33	1,150	1,127,936
Series 10Y, 5.50%, 03/12/34	1,700	1,771,275
Series 10Y, 5.63%, 02/19/35	1,500	1,577,451
Series 5Y, 5.38%, 03/12/29	1,300	1,338,690
Series 5Y, 5.38%, 02/19/30	1,700	1,760,173
State of Israel, Series 10Y, 2.50%, 01/15/30	710	658,435
		9,994,414
Italy — 0.0%
Republic of Italy Government International Bonds, Series 10Y, 2.88%, 10/17/29	883	845,462
Japan — 0.5%
Japan Bank for International Cooperation
2.25%, 11/04/26	1,500	1,475,588
2.88%, 06/01/27	976	961,858
2.88%, 07/21/27	900	885,254
4.63%, 07/22/27	1,000	1,012,702
4.38%, 10/05/27	500	505,304
2.75%, 11/16/27	1,200	1,175,413
3.88%, 07/03/28	1,000	1,002,025
3.25%, 07/20/28(a)	610	601,441
4.88%, 10/18/28(a)	500	514,939
3.50%, 10/31/28(a)	900	892,295
2.13%, 02/16/29	900	852,327
2.00%, 10/17/29	476	443,348
1.25%, 01/21/31	1,010	882,017
4.38%, 01/24/31	600	611,082
1.88%, 04/15/31	1,886	1,692,776
4.63%, 04/17/34	600	617,092
Japan International Cooperation Agency
2.75%, 04/27/27	800	787,180
3.25%, 05/25/27(a)	500	495,218
Security	Par (000)	Value
Japan (continued)
Japan International Cooperation Agency (continued)
4.00%, 05/23/28	$1,000	$ 1,003,016
3.38%, 06/12/28	500	494,121
4.75%, 05/21/29	800	822,009
4.25%, 05/22/30	700	709,244
		18,436,249
Mexico — 0.7%
Mexico Government International Bonds
4.15%, 03/28/27	1,028	1,026,996
3.75%, 01/11/28	778	771,102
5.40%, 02/09/28	900	922,054
4.50%, 04/22/29	1,853	1,862,649
5.00%, 05/07/29	600	611,515
3.25%, 04/16/30	1,139	1,080,546
6.00%, 05/13/30	1,200	1,264,984
4.75%, 03/22/31	1,000	995,302
2.66%, 05/24/31	2,310	2,072,955
8.30%, 08/15/31(a)	600	721,647
4.75%, 04/27/32	1,639	1,611,935
5.85%, 07/02/32	2,500	2,590,123
5.38%, 03/22/33	2,500	2,505,750
7.50%, 04/08/33	500	574,815
4.88%, 05/19/33	1,300	1,263,935
3.50%, 02/12/34	1,900	1,657,422
6.75%, 09/27/34	900	987,788
6.35%, 02/09/35	1,800	1,903,755
Series 10, 5.63%, 09/22/35	1,700	1,694,027
		26,119,300
Panama — 0.2%
Panama Government International Bonds
8.88%, 09/30/27	600	646,904
3.88%, 03/17/28	833	820,272
9.38%, 04/01/29	500	570,557
3.16%, 01/23/30	978	916,574
7.50%, 03/01/31	600	667,229
2.25%, 09/29/32	1,700	1,402,182
3.30%, 01/19/33	600	525,620
6.40%, 02/14/35	1,500	1,581,955
		7,131,293
Peru — 0.2%
Peru Government International Bonds
4.13%, 08/25/27	180	180,669
2.84%, 06/20/30	282	264,852
2.78%, 01/23/31	2,159	1,998,894
1.86%, 12/01/32(a)	620	515,465
8.75%, 11/21/33	1,300	1,642,253
3.00%, 01/15/34	1,450	1,263,120
5.38%, 02/08/35	750	770,850
		6,636,103
Philippines — 0.4%
Panama Government International Bonds
5.17%, 10/13/27	600	612,177
4.63%, 07/17/28(a)	300	304,632
3.75%, 01/14/29	989	979,216
9.50%, 02/02/30	1,100	1,324,339
4.38%, 03/05/30(a)	400	405,943
2.46%, 05/05/30	710	660,078
1.65%, 06/10/31	828	722,251
1.95%, 01/06/32	500	435,331
3.56%, 09/29/32	600	569,510
5.61%, 04/13/33	400	427,554
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
Panama Government International Bonds (continued)
4.75%, 03/05/35	$800	$ 806,768
Philippines Government International Bonds
3.00%, 02/01/28	1,578	1,542,800
7.75%, 01/14/31	1,243	1,447,180
6.38%, 01/15/32	600	665,325
5.00%, 07/17/33	900	926,782
5.25%, 05/14/34	600	628,272
6.38%, 10/23/34	1,000	1,128,532
5.50%, 02/04/35	650	692,993
		14,279,683
Poland — 0.3%
Republic of Poland Government International Bonds
Series 10Y, 5.75%, 11/16/32	850	912,489
Series 10Y, 4.88%, 10/04/33	1,650	1,678,696
Series 10Y, 5.13%, 09/18/34	1,900	1,952,816
Series 10Y, 5.38%, 02/12/35	1,800	1,881,499
Series 5Y, 5.50%, 11/16/27	700	721,930
Series 5Y, 4.63%, 03/18/29	1,000	1,018,790
Series 5Y, 4.88%, 02/12/30	1,800	1,853,836
		10,020,056
South Korea — 0.5%
Export-Import Bank of Korea
1.63%, 01/18/27	1,000	973,350
4.25%, 09/15/27	400	402,440
5.00%, 01/11/28	850	869,771
4.63%, 01/14/28	500	507,796
4.50%, 01/11/29	900	914,485
4.00%, 09/11/29(a)	700	701,267
4.88%, 01/14/30	850	880,177
1.25%, 09/21/30	300	264,489
3.75%, 09/22/30	1,000	991,211
1.38%, 02/09/31	300	263,182
4.50%, 09/15/32	300	306,368
5.13%, 01/11/33	1,000	1,050,909
5.13%, 09/18/33	300	316,900
4.63%, 01/11/34(a)	300	306,772
5.25%, 01/14/35	400	428,191
Korea Development Bank
4.63%, 02/15/27	2,000	2,017,911
4.13%, 10/16/27	600	602,597
4.63%, 02/03/28	600	609,594
5.38%, 10/23/28	300	312,565
4.50%, 02/15/29(a)	800	813,437
4.88%, 02/03/30	800	829,033
3.75%, 09/16/30	575	570,451
1.63%, 01/19/31	200	177,960
4.25%, 09/08/32	200	201,276
4.38%, 02/15/33	800	803,943
5.63%, 10/23/33	500	544,888
Korea International Bonds
2.75%, 01/19/27(a)	600	592,698
2.50%, 06/19/29	700	668,749
4.50%, 07/03/29(a)	700	716,074
1.00%, 09/16/30	400	351,005
3.63%, 10/29/30	650	645,589
		19,635,078
Supranational — 5.0%
African Development Bank
4.13%, 02/25/27	1,300	1,306,064
4.38%, 11/03/27	1,500	1,520,324
Security	Par (000)	Value
Supranational (continued)
African Development Bank (continued)
3.88%, 06/12/28	$1,300	$ 1,307,144
3.50%, 09/18/29	1,300	1,289,593
4.00%, 03/18/30	1,325	1,338,912
4.50%, 06/12/35	620	636,259
Asian Development Bank
2.63%, 01/12/27(a)	829	818,082
4.13%, 01/12/27	1,800	1,807,572
1.50%, 01/20/27	1,400	1,363,016
2.38%, 08/10/27	300	293,409
3.13%, 08/20/27	2,800	2,774,044
2.50%, 11/02/27	1,559	1,524,496
4.38%, 01/14/28	3,000	3,046,832
2.75%, 01/19/28	1,020	1,000,886
5.82%, 06/16/28	719	756,339
4.38%, 03/06/29	2,500	2,554,106
1.88%, 03/15/29(a)	1,500	1,415,205
3.63%, 08/28/29	2,300	2,294,418
1.75%, 09/19/29	1,659	1,542,615
1.88%, 01/24/30	1,289	1,196,728
4.13%, 05/30/30	2,400	2,437,605
3.75%, 08/28/30	1,900	1,899,289
1.50%, 03/04/31	1,000	889,384
3.13%, 04/27/32	1,000	954,518
3.88%, 09/28/32	900	896,095
4.38%, 03/22/35(a)	1,975	2,014,452
Asian Infrastructure Investment Bank
4.00%, 01/18/28	1,000	1,007,161
3.63%, 09/15/28	1,500	1,499,115
4.50%, 01/16/30	1,475	1,518,544
4.25%, 03/13/34	1,000	1,014,824
4.50%, 05/21/35	600	618,290
Corp. Andina de Fomento
2.25%, 02/08/27	400	391,035
6.00%, 04/26/27	1,000	1,028,069
4.13%, 01/07/28	650	651,984
5.00%, 01/22/30	500	517,843
Council of Europe Development Bank
3.63%, 01/26/28	1,000	998,955
4.13%, 01/24/29	1,000	1,013,379
4.50%, 01/15/30	1,025	1,055,229
European Bank for Reconstruction & Development
4.13%, 01/25/29(a)	2,000	2,027,369
4.25%, 03/13/34	1,000	1,013,438
European Investment Bank
1.38%, 03/15/27	3,000	2,907,694
4.38%, 03/19/27	2,800	2,824,881
2.38%, 05/24/27	2,903	2,845,967
3.25%, 11/15/27	2,500	2,481,166
3.88%, 06/15/28	2,500	2,515,453
1.75%, 03/15/29(a)	2,100	1,973,745
4.75%, 06/15/29(a)	3,000	3,107,863
1.63%, 10/09/29	420	388,606
3.75%, 11/15/29(a)	3,200	3,205,744
4.50%, 03/14/30	4,270	4,402,591
0.88%, 05/17/30	400	352,797
0.75%, 09/23/30	1,000	867,522
3.88%, 10/15/30	2,405	2,417,681
1.25%, 02/14/31	2,400	2,111,296
4.38%, 10/10/31	2,600	2,674,849
4.25%, 08/16/32	3,410	3,472,543
4.13%, 02/13/34(a)	2,400	2,417,743

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
European Investment Bank (continued)
4.63%, 02/12/35	$1,855	$ 1,928,235
Inter-American Development Bank
1.50%, 01/13/27	1,500	1,460,643
2.38%, 07/07/27	829	811,554
0.63%, 09/16/27	1,000	945,555
1.13%, 07/20/28(a)	2,489	2,328,584
3.13%, 09/18/28(a)	2,000	1,971,791
2.25%, 06/18/29	1,784	1,697,751
3.50%, 09/14/29	2,000	1,985,701
4.50%, 02/15/30(a)	2,625	2,705,165
3.75%, 06/14/30(a)	1,200	1,200,493
1.13%, 01/13/31	2,073	1,813,784
3.63%, 09/17/31	1,300	1,283,148
4.38%, 07/17/34	1,600	1,634,345
4.38%, 07/16/35	1,860	1,890,904
Inter-American Investment Corp.
4.13%, 02/15/28	500	503,874
4.25%, 02/14/29	900	912,411
4.25%, 04/01/30	700	711,386
International Bank for Reconstruction & Development
3.13%, 06/15/27	2,000	1,982,761
2.50%, 11/22/27	1,659	1,621,611
0.75%, 11/24/27	3,000	2,828,778
1.38%, 04/20/28	3,403	3,223,012
3.63%, 05/05/28(a)	3,000	2,999,477
1.13%, 09/13/28	3,650	3,402,179
3.63%, 09/21/29(a)	2,000	1,994,387
3.88%, 10/16/29	3,700	3,723,020
1.75%, 10/23/29	2,389	2,217,645
4.13%, 03/20/30	3,870	3,931,878
0.88%, 05/14/30	3,000	2,645,365
0.75%, 08/26/30	1,900	1,650,588
3.50%, 10/28/30	3,200	3,161,933
1.25%, 02/10/31	2,150	1,889,635
4.50%, 04/10/31(a)	1,900	1,963,805
1.63%, 11/03/31(a)	3,200	2,816,712
4.63%, 01/15/32	3,530	3,669,823
2.50%, 03/29/32(a)	2,000	1,841,742
4.00%, 05/06/32(a)	3,400	3,417,450
3.88%, 08/28/34	2,100	2,070,232
4.75%, 02/15/35	300	314,017
4.38%, 08/27/35(a)	3,280	3,335,461
International Finance Corp.
4.50%, 01/21/28	1,000	1,018,049
4.25%, 07/02/29(a)	1,400	1,426,861
3.88%, 07/02/30	1,000	1,006,069
0.75%, 08/27/30	359	311,777
Nordic Investment Bank
3.38%, 09/08/27	300	298,322
4.38%, 03/14/28	900	914,510
4.25%, 02/28/29	1,000	1,017,358
3.75%, 05/09/30	1,000	1,000,766
		183,681,310
Sweden — 0.2%
Svensk Exportkredit AB
2.25%, 03/22/27	500	489,250
3.88%, 08/04/27	800	801,585
3.75%, 09/13/27	1,000	1,000,226
Security	Par (000)	Value
Sweden (continued)
Svensk Exportkredit AB (continued)
3.75%, 05/08/28	$1,000	$ 1,000,949
4.13%, 06/14/28	600	605,966
4.25%, 02/01/29	1,000	1,015,011
3.75%, 07/29/30	1,000	997,534
4.88%, 10/04/30	700	731,649
		6,642,170
Uruguay — 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	553	553,923
4.38%, 01/23/31(a)	1,323	1,338,476
5.75%, 10/28/34	1,400	1,504,946
		3,397,345
Total Foreign Agency Obligations — 10.5% (Cost: $380,753,153)		383,093,798
Municipal Bonds
California — 0.2%
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	197,978
State of California, GO, BAB, 7.50%, 04/01/34	1,700	1,995,747
State of California, Refunding GO
3.50%, 04/01/28	285	283,308
2.50%, 10/01/29	530	504,527
4.88%, 09/01/30	500	521,631
5.75%, 10/01/31(a)	150	163,402
6.00%, 03/01/33	325	358,165
4.50%, 04/01/33	765	769,783
5.10%, 09/01/35	330	344,223
University of California, RB
Series BD, 3.35%, 07/01/29	460	451,835
Series BG, 1.61%, 05/15/30	820	739,615
		6,330,214
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	990	1,064,572
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.71%, 07/01/27	371	357,881
Series A, 2.15%, 07/01/30	795	728,874
Series A, 5.53%, 07/01/34	650	687,389
		1,774,144
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33(a)	3,970	4,046,305
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 5.08%, 06/01/31	145	147,429
Series A2, 5.05%, 12/01/34	105	108,789
		256,218
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	318,318
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	$1,201	$ 1,257,695
New York — 0.0%
New York State Dormitory Authority, RB, Series B, 5.23%, 07/01/35	600	626,212
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	134,200
		760,412
Oregon — 0.0%
State of Oregon, GO, 5.89%, 06/01/27	613	624,784
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	500,267
Virginia — 0.0%
Williamsburg Economic Development Authority, Refunding RB, 11/01/35(c)	95	95,140
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(e)	230	227,997
Total Municipal Bonds — 0.5% (Cost: $17,196,714)		17,256,066
Preferred Securities
Capital Trust — 0.0%
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(b)	329	319,988
Total Preferred Securities — 0.0% (Cost: $329,000)		319,988
Total Long-Term Investments — 97.9% (Cost: $3,550,462,472)		3,586,526,243

Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(f)(g)(h)	286,655,226	$ 286,798,554
Total Short-Term Securities — 7.8% (Cost: $286,709,403)		286,798,554
Total Investments — 105.7% (Cost: $3,837,171,875)		3,873,324,797
Liabilities in Excess of Other Assets — (5.7)%		(209,080,905)
Net Assets — 100.0%		$ 3,664,243,892

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 257,392,262	$ 29,468,632 (a)	$ —	$ (16,597)	$ (45,743)	$ 286,798,554	286,655,226	$ 2,443,562 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 3,185,856,391	$ —	$ 3,185,856,391
Foreign Agency Obligations	—	383,093,798	—	383,093,798
Municipal Bonds	—	17,256,066	—	17,256,066
Preferred Securities
Capital Trust	—	319,988	—	319,988
Short-Term Securities
Money Market Funds	286,798,554	—	—	286,798,554
	$286,798,554	$3,586,526,243	$—	$3,873,324,797
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2025
iShares U.S. Intermediate Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Financial Services — 0.1%
Private Export Funding Corp., Series RR, 4.30%, 12/15/28	$5,000	$ 5,048,152
Total Corporate Bonds — 0.1% (Cost: $5,025,719)		5,048,152
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.1%
Fannie Mae
0.88%, 12/18/26 - 08/05/30	7,019	6,266,681
6.25%, 05/15/29	4,441	4,818,804
7.13%, 01/15/30	8,302	9,394,100
7.25%, 05/15/30	17,063	19,580,064
6.63%, 11/15/30	96	108,636
Federal Farm Credit Banks Funding Corp., 4.00%, 04/01/30	500	505,397
Federal Home Loan Banks
3.50%, 09/09/27 - 10/04/27	11,995	11,965,271
4.00%, 06/09/28	500	504,416
2.13%, 09/14/29	5,000	4,713,287
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	2,323	2,657,125
6.25%, 07/15/32	15,000	17,040,300
Tennessee Valley Authority
3.88%, 08/01/30	2,000	2,008,586
1.50%, 09/15/31	130	113,560
4.38%, 08/01/34(a)	3,000	3,039,345
		82,715,572
Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $85,474,564)		82,715,572
U.S. Treasury Obligations
U.S. Treasury Bonds
6.38%, 08/15/27	4,000	4,183,281
5.25%, 11/15/28 - 02/15/29	11,621	12,168,456
6.13%, 08/15/29	6,225	6,754,611
6.25%, 05/15/30	1,700	1,877,836
5.38%, 02/15/31	4,979	5,358,649
U.S. Treasury Notes
2.00%, 11/15/26	23,954	23,534,805
4.63%, 11/15/26 - 02/15/35	310,783	320,959,810
1.25%, 11/30/26 - 08/15/31	334,238	311,666,806
1.63%, 11/30/26 - 05/15/31	112,107	103,222,167
4.25%, 11/30/26 - 08/15/35	668,387	677,979,788
4.38%, 12/15/26 - 05/15/34	318,517	325,471,081
1.75%, 12/31/26 - 11/15/29(a)	59,338	56,182,738
4.00%, 01/15/27 - 02/15/34	639,606	645,431,012
1.50%, 01/31/27 - 02/15/30	111,501	105,481,152
4.13%, 01/31/27 - 11/15/32(a)	694,280	703,287,088
2.25%, 02/15/27 - 11/15/27	77,653	75,837,638
1.88%, 02/28/27 - 02/15/32	119,384	110,973,414
0.63%, 03/31/27 - 08/15/30	204,015	183,402,065
2.50%, 03/31/27	32,983	32,460,009
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
3.88%, 03/31/27 - 08/15/34(a)	$783,795	$ 786,002,268
4.50%, 04/15/27 - 11/15/33	244,856	251,237,990
0.50%, 04/30/27 - 10/31/27	132,700	125,916,153
2.75%, 04/30/27 - 08/15/32	181,171	175,096,463
3.75%, 04/30/27 - 10/31/32	410,928	411,350,407
2.38%, 05/15/27 - 05/15/29	84,039	81,374,251
2.63%, 05/31/27 - 07/31/29	91,135	88,683,679
3.25%, 06/30/27 - 06/30/29	29,500	29,131,602
0.38%, 07/31/27 - 09/30/27	63,201	59,601,292
3.13%, 08/31/27 - 08/31/29	68,684	67,803,333
3.63%, 08/31/27 - 09/30/31	447,667	446,718,147
3.38%, 09/15/27 - 05/15/33	143,135	140,429,810
3.50%, 09/30/27 - 02/15/33	385,474	382,685,211
0.75%, 01/31/28	38,330	35,999,973
1.13%, 02/29/28 - 02/15/31	144,782	131,990,380
2.88%, 05/15/28 - 05/15/32	187,403	181,357,085
1.00%, 07/31/28	39,442	36,786,201
1.38%, 10/31/28 - 11/15/31	136,696	123,195,746
4.88%, 10/31/28 - 10/31/30	73,500	76,583,711
0.88%, 11/15/30	67,459	58,758,105
Total U.S. Treasury Obligations — 97.8% (Cost: $7,430,375,321)		7,396,934,213
Total Long-Term Investments — 99.0% (Cost: $7,520,875,604)		7,484,697,937

Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(b)(c)(d)	77,788,060	77,826,954

	Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Federal Farm Credit Banks Funding Corp., 4.75%, 09/01/26	$1,000	1,007,881
Total Short-Term Securities — 1.0% (Cost: $78,824,888)		78,834,835
Total Investments — 100.0% (Cost: $7,599,700,492)		7,563,532,772
Liabilities in Excess of Other Assets — 0.0%		(2,040,145)
Net Assets — 100.0%		$ 7,561,492,627

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Intermediate Government Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 344,392,526	$ —	$ (266,368,167)(a)	$ (150,442)	$ (46,963)	$ 77,826,954	77,788,060	$ 989,569 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 5,048,152	$ —	$ 5,048,152
U.S. Government Sponsored Agency Securities	—	82,715,572	—	82,715,572
U.S. Treasury Obligations	—	7,396,934,213	—	7,396,934,213
Short-Term Securities
Money Market Funds	77,826,954	—	—	77,826,954
U.S. Government Sponsored Agency Securities	—	1,007,881	—	1,007,881
	$77,826,954	$7,485,705,818	$—	$7,563,532,772
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	$539	$ 408,196
5.40%, 10/01/48	300	280,819
		689,015
Aerospace & Defense — 2.7%
Boeing Co.
6.63%, 02/15/38(a)	200	223,492
3.55%, 03/01/38	650	545,485
3.50%, 03/01/39	350	285,910
6.88%, 03/15/39	450	512,241
5.88%, 02/15/40	500	518,037
5.71%, 05/01/40	2,259	2,304,049
3.38%, 06/15/46	463	332,075
3.65%, 03/01/47	250	183,806
3.63%, 03/01/48(a)	620	449,235
3.85%, 11/01/48	324	242,580
3.90%, 05/01/49	770	582,206
3.75%, 02/01/50	1,097	814,393
5.81%, 05/01/50	5,513	5,484,370
6.86%, 05/01/54	2,150	2,450,092
3.83%, 03/01/59	300	211,515
3.95%, 08/01/59	1,225	881,296
5.93%, 05/01/60	2,748	2,729,144
7.01%, 05/01/64	1,510	1,725,140
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	900	882,939
General Dynamics Corp.
4.25%, 04/01/40	829	762,718
2.85%, 06/01/41	297	224,951
3.60%, 11/15/42	550	451,927
4.25%, 04/01/50	663	572,745
General Electric Co.
4.90%, 01/29/36(a)	760	774,777
5.88%, 01/14/38	900	983,389
6.88%, 01/10/39	450	533,480
4.50%, 03/11/44	600	547,340
4.35%, 05/01/50	450	393,333
Howmet Aerospace, Inc., 5.95%, 02/01/37(a)	600	652,051
L3Harris Technologies, Inc.
6.15%, 12/15/40(a)	270	294,781
5.05%, 04/27/45	458	440,275
5.60%, 07/31/53(a)	515	520,629
5.50%, 08/15/54(a)	680	678,194
Lockheed Martin Corp.
4.50%, 05/15/36	351	344,862
5.72%, 06/01/40(a)	300	319,938
4.07%, 12/15/42	1,261	1,095,380
3.80%, 03/01/45	1,268	1,035,975
4.70%, 05/15/46	1,370	1,260,041
2.80%, 06/15/50	675	438,479
4.09%, 09/15/52	1,563	1,270,347
4.15%, 06/15/53	560	458,013
5.70%, 11/15/54(a)	1,125	1,163,243
5.20%, 02/15/55(a)	1,260	1,217,652
4.30%, 06/15/62	660	535,329
5.90%, 11/15/63	875	930,813
5.20%, 02/15/64	480	456,586
Series B, 6.15%, 09/01/36(a)	475	530,924
Northrop Grumman Corp.
5.15%, 05/01/40	500	498,966
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
5.05%, 11/15/40	$300	$ 295,983
4.75%, 06/01/43	1,324	1,229,665
3.85%, 04/15/45	625	509,436
4.03%, 10/15/47	2,475	2,024,985
5.25%, 05/01/50(a)	979	945,299
4.95%, 03/15/53	1,270	1,168,338
5.20%, 06/01/54(a)	1,300	1,240,921
RTX Corp.
6.05%, 06/01/36	300	329,423
6.13%, 07/15/38	550	606,061
4.45%, 11/16/38	1,013	957,711
5.70%, 04/15/40	600	632,878
4.88%, 10/15/40	563	545,744
4.70%, 12/15/41	426	398,902
4.50%, 06/01/42	4,274	3,883,278
4.80%, 12/15/43	350	325,825
4.15%, 05/15/45	813	690,253
3.75%, 11/01/46	1,120	884,556
4.35%, 04/15/47	629	540,940
4.05%, 05/04/47	738	605,838
4.63%, 11/16/48	1,936	1,715,763
3.13%, 07/01/50	1,153	790,159
2.82%, 09/01/51	763	489,532
3.03%, 03/15/52(a)	1,300	860,187
5.38%, 02/27/53	1,190	1,166,598
6.40%, 03/15/54	1,555	1,747,462
		65,330,880
Automobile Components — 0.1%
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46	163	132,846
5.40%, 03/15/49(a)	350	323,297
3.10%, 12/01/51	1,428	930,718
4.15%, 05/01/52	1,063	822,398
5.75%, 09/13/54	300	291,074
BorgWarner, Inc., 4.38%, 03/15/45	400	341,978
Lear Corp.(a)
5.25%, 05/15/49	463	420,730
3.55%, 01/15/52	376	256,972
		3,520,013
Automobiles — 0.5%
Cummins, Inc.
4.88%, 10/01/43	275	267,247
2.60%, 09/01/50(a)	613	379,786
5.45%, 02/20/54(a)	785	782,567
Ford Motor Co.
4.75%, 01/15/43	1,950	1,571,177
7.40%, 11/01/46	375	407,537
5.29%, 12/08/46	1,200	1,014,836
General Motors Co.
6.60%, 04/01/36	1,063	1,157,264
5.15%, 04/01/38	1,013	979,441
6.25%, 10/02/43	1,063	1,088,754
5.20%, 04/01/45	1,654	1,501,319
6.75%, 04/01/46	617	665,728
5.40%, 04/01/48(a)	807	742,018
5.95%, 04/01/49	663	653,371
		11,211,045
Banks — 7.3%
Bank of America Corp.
6.11%, 01/29/37	1,600	1,725,589

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
7.75%, 05/14/38	$950	$ 1,162,650
5.88%, 02/07/42	1,261	1,353,278
5.00%, 01/21/44	1,736	1,701,040
4.88%, 04/01/44	429	411,056
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(b)	1,805	1,202,850
(1-day SOFR + 1.58%), 3.31%, 04/22/42(b)	3,939	3,137,889
(1-day SOFR + 1.88%), 2.83%, 10/24/51(b)	1,225	793,625
(1-day SOFR + 1.93%), 2.68%, 06/19/41(b)	5,489	4,071,894
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(b)	1,296	1,051,039
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(b)	1,729	1,550,242
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)	2,559	2,184,033
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(b)	2,293	2,145,548
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(b)	2,328	2,048,304
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)	4,885	3,990,328
Series L, 4.75%, 04/21/45	350	318,178
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(b)	716	529,750
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	1,200	1,302,139
Barclays PLC
5.25%, 08/17/45(a)	1,475	1,428,204
4.95%, 01/10/47(a)	1,078	996,103
(1-day SOFR + 1.83%), 5.86%, 08/11/46(b)	920	953,158
(1-day SOFR + 2.42%), 6.04%, 03/12/55(b)	900	956,146
(1-year CMT + 1.30%), 3.33%, 11/24/42(b)	728	567,377
(1-year CMT + 1.70%), 3.81%, 03/10/42(b)	950	765,980
Citigroup, Inc.
6.13%, 08/25/36	300	318,900
8.13%, 07/15/39	675	864,732
5.88%, 01/30/42	1,123	1,190,454
6.68%, 09/13/43	738	834,624
5.30%, 05/06/44	763	743,256
4.65%, 07/30/45	1,670	1,513,029
4.75%, 05/18/46	2,118	1,886,014
4.65%, 07/23/48	2,468	2,201,930
(1-day SOFR + 1.38%), 2.90%, 11/03/42(a)(b)	1,108	818,092
(1-day SOFR + 1.75%), 5.61%, 03/04/56(b)	2,250	2,284,580
(1-day SOFR + 4.55%), 5.32%, 03/26/41(b)	1,440	1,437,386
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(b)	625	552,128
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(b)	1,054	894,929
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,300	1,333,355
5.25%, 08/04/45(a)	947	909,020
Series BKNT, 5.25%, 05/24/41	1,149	1,160,099
Fifth Third Bancorp, 8.25%, 03/01/38	475	584,946
Goldman Sachs Group, Inc.
6.45%, 05/01/36	650	713,578
6.75%, 10/01/37	4,974	5,573,105
6.25%, 02/01/41	2,354	2,593,266
4.80%, 07/08/44	1,461	1,362,372
5.15%, 05/22/45	1,843	1,744,255
4.75%, 10/21/45	2,125	1,949,114
(1-day SOFR + 1.47%), 2.91%, 07/21/42(b)	2,134	1,584,996
(1-day SOFR + 1.51%), 3.21%, 04/22/42(b)	2,279	1,767,463
(1-day SOFR + 1.58%), 5.56%, 11/19/45(b)	2,300	2,329,996
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.63%), 3.44%, 02/24/43(b)	$2,154	$ 1,701,354
(1-day SOFR + 1.70%), 5.73%, 01/28/56(b)	2,020	2,091,134
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	2,559	2,298,282
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	1,404	1,305,225
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	511	601,927
HSBC Holdings PLC
6.50%, 05/02/36	1,328	1,434,204
6.50%, 09/15/37	2,265	2,459,296
6.80%, 06/01/38	450	502,007
6.10%, 01/14/42(a)	1,029	1,123,127
5.25%, 03/14/44	2,118	2,075,183
(1-day SOFR + 2.65%), 6.33%, 03/09/44(a)(b)	2,215	2,443,152
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,914,008
5.50%, 10/15/40	859	899,915
5.60%, 07/15/41	604	634,306
5.40%, 01/06/42	429	439,317
5.63%, 08/16/43(a)	1,413	1,462,662
4.85%, 02/01/44	1,026	982,829
4.95%, 06/01/45	1,636	1,556,861
(1-day SOFR + 1.55%), 5.53%, 11/29/45(b)	1,190	1,225,239
(1-day SOFR + 1.58%), 3.33%, 04/22/52(b)	3,341	2,403,163
(1-day SOFR + 2.44%), 3.11%, 04/22/51(b)	2,909	2,028,660
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(b)	2,608	2,041,716
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(b)	2,050	1,658,550
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(b)	1,993	1,448,508
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(b)	2,800	2,520,800
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(b)	3,473	2,848,433
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(b)	1,763	1,463,661
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(b)	1,904	1,641,550
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(b)	1,261	994,567
Lloyds Banking Group PLC
5.30%, 12/01/45	621	590,984
4.34%, 01/09/48	1,151	945,498
(5-year CMT + 1.50%), 3.37%, 12/14/46(a)(b)	1,000	745,994
Mitsubishi UFJ Financial Group, Inc.
4.29%, 07/26/38(a)	238	227,488
4.15%, 03/07/39(a)	400	376,735
3.75%, 07/18/39	1,232	1,084,690
Morgan Stanley
3.97%, 07/22/38(a)(b)	2,479	2,234,692
6.38%, 07/24/42	99	111,459
4.30%, 01/27/45	2,379	2,089,075
4.38%, 01/22/47	2,750	2,408,422
(1-day SOFR + 1.43%), 2.80%, 01/25/52(b)	2,664	1,725,778
(1-day SOFR + 1.49%), 3.22%, 04/22/42(b)	2,550	1,998,708
(1-day SOFR + 1.71%), 5.52%, 11/19/55(b)	2,425	2,452,001
(1-day SOFR + 4.84%), 5.60%, 03/24/51(b)	1,704	1,734,418
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(b)	2,089	1,964,573
Regions Bank, Series BKNT, 6.45%, 06/26/37	450	491,264
Regions Financial Corp., 7.38%, 12/10/37	100	115,491
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	$500	$ 354,353
2.93%, 09/17/41	1,055	784,877
3.05%, 01/14/42	850	660,491
6.18%, 07/13/43(a)	675	742,562
5.84%, 07/09/44	800	840,962
(1-day SOFR + 1.78%), 5.80%, 07/08/46(a)(b)	900	928,331
UBS AG, 4.50%, 06/26/48	925	827,646
UBS Group AG, 4.88%, 05/15/45	1,757	1,653,476
Wells Fargo & Co.
5.38%, 11/02/43	1,095	1,069,004
5.61%, 01/15/44	2,617	2,630,814
4.65%, 11/04/44	1,300	1,151,248
3.90%, 05/01/45	2,328	1,909,259
4.90%, 11/17/45	1,218	1,116,732
4.40%, 06/14/46	2,106	1,785,394
4.75%, 12/07/46	2,300	2,043,538
(1-day SOFR + 2.13%), 4.61%, 04/25/53(b)	3,606	3,161,590
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	4,009	3,125,036
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	4,858	4,528,733
Wells Fargo Bank NA
5.95%, 08/26/36	325	346,602
Series BKNT, 5.85%, 02/01/37	1,350	1,429,900
Series BKNT, 6.60%, 01/15/38	900	1,012,489
Westpac Banking Corp.
4.42%, 07/24/39	729	677,139
2.96%, 11/16/40	925	710,969
3.13%, 11/18/41	1,001	760,898
		178,240,968
Beverages — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,349,052
4.90%, 02/01/46	7,563	7,111,392
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	594,377
4.63%, 02/01/44	413	377,688
4.90%, 02/01/46	1,538	1,441,606
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	479	458,302
8.20%, 01/15/39	753	973,544
5.45%, 01/23/39	1,829	1,897,926
4.95%, 01/15/42	1,688	1,629,535
4.60%, 04/15/48(a)	650	592,230
4.44%, 10/06/48	3,048	2,669,273
5.55%, 01/23/49	4,089	4,142,695
4.50%, 06/01/50	600	548,635
4.75%, 04/15/58	1,775	1,592,977
5.80%, 01/23/59	1,229	1,283,805
Brown-Forman Corp.
4.00%, 04/15/38	413	372,742
4.50%, 07/15/45	550	485,524
Coca-Cola Co.
2.50%, 06/01/40	979	730,198
2.88%, 05/05/41	663	511,306
4.20%, 03/25/50	450	384,849
2.60%, 06/01/50	1,104	699,304
3.00%, 03/05/51	1,570	1,070,882
2.50%, 03/15/51	2,013	1,238,387
5.30%, 05/13/54	975	971,866
5.20%, 01/14/55	1,525	1,497,569
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
2.75%, 06/01/60	$1,550	$ 931,247
5.40%, 05/13/64	1,330	1,319,938
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	400	393,677
Constellation Brands, Inc.
4.50%, 05/09/47	550	462,756
4.10%, 02/15/48	363	289,341
5.25%, 11/15/48	250	233,390
3.75%, 05/01/50	313	232,422
Diageo Capital PLC
5.88%, 09/30/36(a)	400	434,163
3.88%, 04/29/43	731	605,491
Diageo Investment Corp., 4.25%, 05/11/42	663	578,308
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	600	504,048
4.42%, 12/15/46	113	92,598
5.09%, 05/25/48	250	224,392
3.80%, 05/01/50	738	543,813
3.35%, 03/15/51	563	379,734
4.50%, 04/15/52	938	763,770
Molson Coors Beverage Co.
5.00%, 05/01/42	725	673,728
4.20%, 07/15/46	1,518	1,241,256
PepsiCo, Inc.
5.50%, 01/15/40	250	263,476
3.50%, 03/19/40	250	211,143
4.88%, 11/01/40	250	245,942
2.63%, 10/21/41	663	484,350
4.00%, 03/05/42	200	174,615
3.60%, 08/13/42	400	329,191
4.25%, 10/22/44	250	220,646
4.45%, 04/14/46	850	765,103
3.45%, 10/06/46	716	551,794
4.00%, 05/02/47	450	374,811
3.38%, 07/29/49	400	295,102
2.88%, 10/15/49	863	581,297
3.63%, 03/19/50	1,229	945,790
2.75%, 10/21/51(a)	943	606,882
4.20%, 07/18/52	375	313,520
4.65%, 02/15/53	500	450,615
5.25%, 07/17/54(a)	800	790,961
3.88%, 03/19/60	275	213,120
		56,348,094
Biotechnology — 1.8%
Amgen, Inc.
6.38%, 06/01/37	400	444,599
6.40%, 02/01/39	300	329,529
3.15%, 02/21/40	1,854	1,463,159
5.75%, 03/15/40	350	363,289
2.80%, 08/15/41	1,411	1,039,287
4.95%, 10/01/41	650	615,014
5.15%, 11/15/41	663	646,310
5.65%, 06/15/42	350	358,565
5.60%, 03/02/43	2,375	2,406,814
4.40%, 05/01/45	2,470	2,141,820
4.56%, 06/15/48(a)	1,038	898,269
3.38%, 02/21/50	2,029	1,472,208
4.66%, 06/15/51	2,828	2,468,830
3.00%, 01/15/52	985	654,173
4.20%, 02/22/52	1,210	974,721
4.88%, 03/01/53	700	627,362
5.65%, 03/02/53	4,025	4,016,218

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
2.77%, 09/01/53(a)	$1,879	$ 1,137,961
4.40%, 02/22/62	1,575	1,257,632
5.75%, 03/02/63	1,520	1,518,946
Baxalta, Inc., 5.25%, 06/23/45	302	291,643
Biogen, Inc.
5.20%, 09/15/45	850	787,419
3.15%, 05/01/50	1,687	1,107,184
3.25%, 02/15/51	461	306,015
6.45%, 05/15/55	150	159,981
Gilead Sciences, Inc.
4.00%, 09/01/36	750	699,820
2.60%, 10/01/40	730	538,469
5.65%, 12/01/41	619	646,773
4.80%, 04/01/44	1,786	1,669,367
4.50%, 02/01/45	1,753	1,573,621
4.75%, 03/01/46	2,318	2,134,743
4.15%, 03/01/47	2,003	1,688,815
2.80%, 10/01/50	1,594	1,033,087
5.55%, 10/15/53	1,050	1,063,435
5.50%, 11/15/54	750	755,720
5.60%, 11/15/64	650	657,165
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	691	433,834
Royalty Pharma PLC
3.30%, 09/02/40	1,054	814,932
3.55%, 09/02/50	650	458,143
3.35%, 09/02/51	513	347,850
5.90%, 09/02/54	225	224,697
5.95%, 09/25/55	450	452,089
		42,679,508
Broadline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50(a)	513	454,621
Building Materials — 0.6%
Carlisle Cos., Inc., 5.55%, 09/15/40	400	405,768
Carrier Global Corp.
3.38%, 04/05/40	1,679	1,365,940
3.58%, 04/05/50	1,217	918,398
6.20%, 03/15/54(a)	311	342,462
CRH America Finance, Inc.
5.00%, 02/09/36	1,375	1,377,636
5.88%, 01/09/55	370	387,268
5.60%, 02/09/56	510	509,205
Fortune Brands Innovations, Inc., 4.50%, 03/25/52(a)	413	339,056
Johnson Controls International PLC
6.00%, 01/15/36	300	326,195
4.63%, 07/02/44	370	331,218
4.50%, 02/15/47	453	394,579
4.95%, 07/02/64(c)	290	254,454
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	517,311
3.20%, 07/15/51	625	430,066
5.50%, 12/01/54	895	893,797
Masco Corp.(a)
4.50%, 05/15/47	350	298,108
3.13%, 02/15/51	197	131,510
Owens Corning
7.00%, 12/01/36	500	573,934
4.30%, 07/15/47	650	540,401
4.40%, 01/30/48	329	275,942
5.95%, 06/15/54(a)	385	394,532
Trane Technologies Financing Ltd.
4.65%, 11/01/44(a)	300	273,451
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd. (continued)
4.50%, 03/21/49	$213	$ 185,799
Trane Technologies Holdco, Inc.
5.75%, 06/15/43	450	472,375
4.30%, 02/21/48	238	203,044
Vulcan Materials Co.
4.50%, 06/15/47	713	624,424
4.70%, 03/01/48	550	495,534
5.70%, 12/01/54	600	613,694
		13,876,101
Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,300	2,497,834
3.30%, 04/15/40	1,411	1,157,953
5.40%, 09/15/40	463	478,821
5.95%, 04/01/41	938	1,009,604
4.20%, 04/01/43	945	823,158
4.88%, 02/15/44	650	614,922
4.40%, 03/15/45	1,036	913,981
4.25%, 04/01/46	1,629	1,401,178
3.90%, 06/15/47	1,094	883,309
4.50%, 12/06/48	729	640,239
3.13%, 12/15/49	1,396	967,833
3.35%, 04/15/50	1,298	935,230
2.38%, 03/15/51	1,695	991,528
2.75%, 09/15/51	1,038	654,593
3.63%, 04/15/52	1,808	1,350,563
4.95%, 09/15/52(a)	1,055	981,115
5.30%, 06/25/54	1,005	977,917
3.50%, 09/15/56	1,700	1,213,928
5.40%, 06/25/64	440	433,013
Lowe’s Cos., Inc.
5.00%, 04/15/40	329	319,192
2.80%, 09/15/41	1,213	877,911
4.65%, 04/15/42	200	183,711
4.38%, 09/15/45	429	364,676
3.70%, 04/15/46	1,650	1,266,208
4.05%, 05/03/47	1,579	1,268,017
4.55%, 04/05/49	550	468,097
5.13%, 04/15/50	500	460,385
3.00%, 10/15/50	1,919	1,244,492
3.50%, 04/01/51	829	588,396
4.25%, 04/01/52	1,658	1,324,825
5.63%, 04/15/53(a)	1,095	1,079,876
5.75%, 07/01/53(a)	455	456,345
4.45%, 04/01/62	1,250	998,077
5.80%, 09/15/62	700	697,914
5.85%, 04/01/63	375	377,151
		30,901,992
Chemicals — 1.3%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	633	475,460
2.80%, 05/15/50	934	610,514
Albemarle Corp.
5.45%, 12/01/44(a)	375	344,610
5.65%, 06/01/52	100	88,667
CF Industries, Inc.
4.95%, 06/01/43	663	607,518
5.38%, 03/15/44(a)	688	661,610
Dow Chemical Co.
5.65%, 03/15/36(a)	575	575,422
9.40%, 05/15/39	629	816,630
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (continued)
5.25%, 11/15/41	$826	$ 758,690
4.38%, 11/15/42	863	699,070
4.63%, 10/01/44	50	41,132
5.55%, 11/30/48(a)	829	751,590
4.80%, 05/15/49	629	513,952
3.60%, 11/15/50	1,463	988,231
6.90%, 05/15/53(a)	550	583,146
5.60%, 02/15/54(a)	950	854,205
5.95%, 03/15/55	550	521,099
DuPont de Nemours, Inc.
5.32%, 11/15/38	838	871,504
5.42%, 11/15/48	2,018	2,029,801
Eastman Chemical Co.
4.80%, 09/01/42(a)	663	587,292
4.65%, 10/15/44	629	539,354
Ecolab, Inc.
3.95%, 12/01/47	700	572,086
2.13%, 08/15/50	810	454,618
2.70%, 12/15/51	916	580,439
2.75%, 08/18/55(a)	800	493,512
FMC Corp.
4.50%, 10/01/49	607	433,362
6.38%, 05/18/53(a)	270	242,774
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	688	557,424
5.00%, 09/26/48(a)	363	322,928
Linde, Inc.
3.55%, 11/07/42	725	588,442
2.00%, 08/10/50	333	181,962
LYB International Finance BV
5.25%, 07/15/43	700	625,326
4.88%, 03/15/44	838	713,580
LYB International Finance III LLC
3.38%, 10/01/40	741	548,305
4.20%, 10/15/49	1,166	859,070
4.20%, 05/01/50(a)	1,063	784,579
3.63%, 04/01/51	853	566,219
3.80%, 10/01/60	355	227,469
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	945	736,454
Mosaic Co.
4.88%, 11/15/41	300	271,958
5.63%, 11/15/43	420	411,425
Nutrien Ltd.
5.88%, 12/01/36	660	697,335
5.63%, 12/01/40	400	405,873
6.13%, 01/15/41	350	370,128
4.90%, 06/01/43	213	196,588
5.25%, 01/15/45	220	209,704
5.00%, 04/01/49	520	477,812
3.95%, 05/13/50	813	629,717
5.80%, 03/27/53(a)	810	826,090
RPM International, Inc.
5.25%, 06/01/45	163	158,389
4.25%, 01/15/48	400	334,623
Sherwin-Williams Co.
4.55%, 08/01/45	500	438,389
4.50%, 06/01/47	1,104	959,388
3.80%, 08/15/49	577	441,994
3.30%, 05/15/50	200	139,519
2.90%, 03/15/52	725	460,199
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
2.88%, 08/15/41	$295	$ 205,984
5.00%, 08/15/46	820	724,739
4.38%, 11/15/47	265	210,685
3.13%, 08/15/51	520	327,080
3.38%, 08/15/61	470	291,916
		32,597,581
Commercial Services & Supplies — 1.3%
American University, Series 2019, 3.67%, 04/01/49	111	85,916
Brown University, Series A, 2.92%, 09/01/50	610	414,248
California Endowment, Series 2021, 2.50%, 04/01/51	300	182,044
California Institute of Technology
4.70%, 11/01/2111	350	293,962
3.65%, 09/01/2119	1,229	804,887
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122	279	265,073
Claremont Mckenna College, 3.78%, 01/01/2122	100	66,858
Duke University
Series 2020, 2.68%, 10/01/44	125	92,203
Series 2020, 2.83%, 10/01/55	1,280	831,237
Emory University, Series 2020, 2.97%, 09/01/50	288	195,325
Ford Foundation, Series 2020, 2.82%, 06/01/70(a)	620	364,748
GATX Corp.
5.20%, 03/15/44(a)	150	142,645
3.10%, 06/01/51	400	260,418
6.05%, 06/05/54	1,020	1,050,240
George Washington University
4.87%, 09/15/45(a)	251	234,473
Series 2014, 4.30%, 09/15/44(a)	163	141,813
Series 2018, 4.13%, 09/15/48	606	502,573
Georgetown University
Series 20A, 2.94%, 04/01/50	102	67,721
Series B, 4.32%, 04/01/49	225	191,163
Global Payments, Inc.
4.15%, 08/15/49	543	409,329
5.95%, 08/15/52(a)	685	664,273
Howard University, Series 22A, 5.21%, 10/01/52	64	57,049
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	225	184,148
Series A, 2.81%, 01/01/60	150	89,294
Leland Stanford Junior University
3.65%, 05/01/48	695	555,436
2.41%, 06/01/50	600	369,571
Massachusetts Institute of Technology
3.96%, 07/01/38(a)	1,967	1,824,454
3.07%, 04/01/52	130	90,477
5.60%, 07/01/2111	488	500,975
4.68%, 07/01/2114	275	238,159
3.89%, 07/01/2116(a)	300	216,409
Series F, 2.99%, 07/01/50	116	80,587
Series G, 2.29%, 07/01/51	101	59,512
Moody’s Corp.
2.75%, 08/19/41	697	505,393
5.25%, 07/15/44	600	584,935
4.88%, 12/17/48	300	272,947
3.25%, 05/20/50(a)	364	253,785
3.75%, 02/25/52	316	241,953
3.10%, 11/29/61	384	244,200
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	275	190,650
Northwestern University
4.94%, 12/01/35	550	567,207

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Northwestern University (continued)
Series 2017, 3.66%, 12/01/57(a)	$1,000	$ 746,252
PayPal Holdings, Inc.
3.25%, 06/01/50	1,175	820,211
5.05%, 06/01/52	830	780,139
5.50%, 06/01/54(a)	350	349,753
5.25%, 06/01/62	555	524,480
President and Fellows of Harvard College
4.88%, 10/15/40	200	199,424
3.15%, 07/15/46	1,513	1,126,141
2.52%, 10/15/50	133	83,032
3.75%, 11/15/52	100	78,801
3.30%, 07/15/56	579	409,436
Quanta Services, Inc., 3.05%, 10/01/41	151	113,157
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	704	438,534
S&P Global, Inc.
3.25%, 12/01/49	545	393,140
3.70%, 03/01/52	849	655,727
2.30%, 08/15/60(a)	763	398,388
3.90%, 03/01/62	225	173,198
Thomas Jefferson University, 3.85%, 11/01/57	43	31,191
TR Finance LLC
5.85%, 04/15/40	500	522,190
5.65%, 11/23/43(a)	279	282,069
Trustees of Boston College, 3.13%, 07/01/52(a)	413	293,906
Trustees of Princeton University
5.70%, 03/01/39	263	285,142
4.20%, 03/01/52	1,000	862,144
Series 2020, 2.52%, 07/01/50(a)	346	218,294
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	228	149,788
Series 2020, 2.40%, 10/01/50	674	406,414
University of Chicago
4.00%, 10/01/53	100	79,677
Series C, 2.55%, 04/01/50	164	107,865
University of Miami, Series 2022, 4.06%, 04/01/52	500	410,452
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	400	315,329
Series 2017, 3.39%, 02/15/48	278	211,261
University of Southern California
3.03%, 10/01/39	780	651,911
2.81%, 10/01/50	63	41,450
4.98%, 10/01/53(a)	365	346,058
5.25%, 10/01/2111	175	169,080
Series 2017, 3.84%, 10/01/47	1,000	819,279
Series 21A, 2.95%, 10/01/51	983	656,904
Series A, 3.23%, 10/01/2120(a)	61	36,675
Verisk Analytics, Inc.
5.13%, 02/15/36	575	578,176
5.50%, 06/15/45	300	297,790
3.63%, 05/15/50	372	275,365
Washington University
4.35%, 04/15/2122	129	100,667
Series 2022, 3.52%, 04/15/54	1,450	1,077,462
William Marsh Rice University
3.57%, 05/15/45	375	303,595
Security	Par (000)	Value
Commercial Services & Supplies (continued)
William Marsh Rice University (continued)
3.77%, 05/15/55	$265	$ 205,316
Yale University, Series 2020, 2.40%, 04/15/50	113	69,359
		31,482,912
Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41	413	416,339
Motorola Solutions, Inc., 5.50%, 09/01/44	300	297,521
		713,860
Consumer Finance — 0.4%
American Express Co., 4.05%, 12/03/42	825	715,651
Mastercard, Inc.
3.80%, 11/21/46	650	530,136
3.95%, 02/26/48	550	453,132
3.65%, 06/01/49	713	553,767
3.85%, 03/26/50	1,444	1,154,275
2.95%, 03/15/51(a)	404	269,772
Visa, Inc.
4.15%, 12/14/35	1,213	1,175,894
2.70%, 04/15/40	729	561,478
4.30%, 12/14/45	2,700	2,388,836
3.65%, 09/15/47	976	772,543
2.00%, 08/15/50(a)	1,936	1,076,374
Western Union Co., 6.20%, 11/17/36(a)	433	451,556
		10,103,414
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.
4.13%, 04/03/50	454	359,418
5.50%, 11/01/52(a)	600	577,839
Dollar Tree, Inc., 3.38%, 12/01/51	429	293,041
Target Corp.
5.25%, 02/15/36	300	308,557
6.50%, 10/15/37	400	456,220
7.00%, 01/15/38	455	534,223
4.00%, 07/01/42	1,100	945,691
3.63%, 04/15/46	452	349,011
3.90%, 11/15/47	638	508,974
2.95%, 01/15/52(a)	1,025	672,172
4.80%, 01/15/53(a)	1,025	928,915
Walmart, Inc.
6.50%, 08/15/37	1,000	1,160,534
6.20%, 04/15/38(a)	650	737,329
3.95%, 06/28/38(a)	200	186,975
5.63%, 04/01/40	359	387,350
5.00%, 10/25/40(a)	350	355,992
5.63%, 04/15/41(a)	575	614,731
2.50%, 09/22/41	1,004	727,152
4.00%, 04/11/43	175	154,296
4.30%, 04/22/44	300	271,652
3.63%, 12/15/47	250	199,126
4.05%, 06/29/48	2,093	1,768,348
2.95%, 09/24/49	675	470,876
2.65%, 09/22/51	1,292	827,335
4.50%, 09/09/52	800	717,855
4.50%, 04/15/53(a)	1,500	1,343,755
		15,857,367
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	$538	$ 433,317
3.05%, 10/01/51	445	293,439
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	950	966,331
Sonoco Products Co., 5.75%, 11/01/40(a)	450	459,209
		2,152,296
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	686	627,165
3.75%, 05/15/46	350	280,842
4.20%, 05/15/47	450	380,998
		1,289,005
Diversified REITs — 0.7%
American Tower Corp.
3.70%, 10/15/49	500	376,018
3.10%, 06/15/50	1,278	860,297
2.95%, 01/15/51	1,345	869,170
Blackstone Reg Finance Co. LLC, 02/15/36(d)	280	277,882
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	725	507,899
Brookfield Finance, Inc.
4.70%, 09/20/47	873	762,520
3.50%, 03/30/51	481	338,614
3.63%, 02/15/52	329	235,357
5.97%, 03/04/54	915	941,107
5.81%, 03/03/55	375	375,077
Crown Castle, Inc.
2.90%, 04/01/41	1,609	1,179,166
4.75%, 05/15/47(a)	300	264,480
5.20%, 02/15/49	450	414,709
4.00%, 11/15/49	250	192,259
4.15%, 07/01/50	500	396,778
3.25%, 01/15/51	1,050	704,719
Equinix, Inc.
3.00%, 07/15/50(a)	664	434,746
2.95%, 09/15/51	350	224,099
3.40%, 02/15/52	535	375,125
Federal Realty OP LP, 4.50%, 12/01/44	100	88,181
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37	225	223,099
6.25%, 09/15/54(a)	200	199,085
Kimco Realty OP LLC
5.30%, 02/01/36	350	358,244
4.25%, 04/01/45	500	426,880
4.13%, 12/01/46(a)	250	207,570
4.45%, 09/01/47	408	354,140
3.70%, 10/01/49	413	311,656
Prologis LP
4.38%, 09/15/48	196	167,946
3.05%, 03/01/50(a)	100	67,966
3.00%, 04/15/50	700	470,402
2.13%, 10/15/50	300	166,192
5.25%, 06/15/53(a)	985	958,735
5.25%, 03/15/54	875	849,652
Regency Centers LP
4.40%, 02/01/47	463	400,936
4.65%, 03/15/49	300	264,950
VICI Properties LP
5.63%, 05/15/52	629	595,077
Security	Par (000)	Value
Diversified REITs (continued)
VICI Properties LP (continued)
6.13%, 04/01/54	$720	$ 726,311
Weyerhaeuser Co., 4.00%, 03/09/52(a)	600	469,614
		17,036,658
Diversified Telecommunication Services — 3.7%
AT&T, Inc.
5.25%, 03/01/37	950	962,607
4.90%, 08/15/37	925	901,689
6.30%, 01/15/38	300	325,533
6.55%, 02/15/39(a)	300	333,630
4.85%, 03/01/39	1,500	1,432,187
5.35%, 09/01/40	550	542,713
6.38%, 03/01/41	100	107,960
3.50%, 06/01/41	2,600	2,055,559
5.55%, 08/15/41	500	503,576
4.30%, 12/15/42	750	641,572
3.10%, 02/01/43	1,050	776,018
4.65%, 06/01/44	405	358,575
4.80%, 06/15/44	200	179,341
4.35%, 06/15/45	250	210,165
5.55%, 11/01/45	1,025	1,005,108
4.75%, 05/15/46	2,000	1,770,637
5.15%, 11/15/46	780	726,849
5.65%, 02/15/47	900	921,106
5.45%, 03/01/47	300	289,218
4.50%, 03/09/48	650	547,952
4.55%, 03/09/49	1,050	885,458
5.15%, 02/15/50	500	462,039
3.65%, 06/01/51	3,050	2,188,573
3.30%, 02/01/52	1,450	966,555
3.50%, 09/15/53	7,664	5,257,231
5.70%, 11/01/54	1,700	1,663,702
3.55%, 09/15/55	7,333	5,008,717
6.05%, 08/15/56	1,315	1,350,944
5.70%, 03/01/57(a)	350	347,179
3.80%, 12/01/57	5,899	4,159,834
3.65%, 09/15/59	5,986	4,049,173
3.85%, 06/01/60	1,300	916,902
3.50%, 02/01/61(a)	850	558,645
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,035	864,458
4.30%, 07/29/49	273	220,326
3.65%, 03/17/51(a)	200	146,059
3.65%, 08/15/52	441	317,983
5.55%, 02/15/54(a)	975	949,278
Cisco Systems, Inc.
5.90%, 02/15/39	1,609	1,744,446
5.50%, 01/15/40	1,777	1,848,021
5.30%, 02/26/54	1,805	1,764,744
5.50%, 02/24/55	555	559,767
5.35%, 02/26/64	860	835,257
Nokia OYJ, 6.63%, 05/15/39(a)	400	432,297
Telefonica Emisiones SA
7.05%, 06/20/36	1,915	2,156,001
4.67%, 03/06/38	355	324,157
5.21%, 03/08/47	1,867	1,671,901
4.90%, 03/06/48	882	755,644
5.52%, 03/01/49	1,200	1,115,642
Verizon Communications, Inc.
4.27%, 01/15/36	950	887,100
5.25%, 03/16/37	1,250	1,257,214
5.40%, 07/02/37(e)	1,000	1,012,443

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.81%, 03/15/39	$1,342	$ 1,272,372
2.65%, 11/20/40	3,138	2,247,979
3.40%, 03/22/41	3,486	2,737,432
2.85%, 09/03/41	1,288	930,586
4.75%, 11/01/41	400	365,838
3.85%, 11/01/42	463	375,657
6.55%, 09/15/43	500	552,804
4.13%, 08/15/46	950	771,418
4.86%, 08/21/46	2,084	1,876,842
5.50%, 03/16/47	500	492,094
4.52%, 09/15/48	1,250	1,064,102
5.01%, 04/15/49	400	370,195
4.00%, 03/22/50	1,279	1,002,144
2.88%, 11/20/50(a)	2,123	1,338,935
3.55%, 03/22/51	3,849	2,773,067
3.88%, 03/01/52	1,722	1,299,376
5.50%, 02/23/54(a)	360	348,915
5.01%, 08/21/54	1,100	988,906
4.67%, 03/15/55	900	767,640
2.99%, 10/30/56	4,114	2,499,534
3.00%, 11/20/60(a)	2,525	1,504,917
3.70%, 03/22/61	3,287	2,282,571
		89,133,009
Electric Utilities — 11.3%
AEP Texas, Inc.
3.80%, 10/01/47	250	187,525
3.45%, 05/15/51	379	262,247
5.25%, 05/15/52	280	260,469
5.85%, 10/15/55	665	665,354
Series G, 4.15%, 05/01/49	300	235,686
Series H, 3.45%, 01/15/50	263	183,516
AEP Transmission Co. LLC
4.00%, 12/01/46	200	163,230
3.75%, 12/01/47	600	468,933
4.25%, 09/15/48	200	167,733
3.80%, 06/15/49	829	641,329
3.15%, 09/15/49	164	113,329
5.40%, 03/15/53	700	695,236
Series M, 3.65%, 04/01/50	413	313,588
Series N, 2.75%, 08/15/51	379	240,925
Series O, 4.50%, 06/15/52	450	390,100
Alabama Power Co.
6.13%, 05/15/38	179	196,338
6.00%, 03/01/39	450	488,942
3.85%, 12/01/42	600	500,932
4.15%, 08/15/44	375	321,408
3.75%, 03/01/45	268	214,399
4.30%, 01/02/46	213	183,414
3.45%, 10/01/49	570	417,733
3.13%, 07/15/51	921	627,539
3.00%, 03/15/52	1,075	716,436
Series A, 4.30%, 07/15/48(a)	100	85,237
Series B, 3.70%, 12/01/47(a)	277	215,660
Ameren Illinois Co.
4.15%, 03/15/46	463	391,641
3.70%, 12/01/47	675	527,092
4.50%, 03/15/49	475	414,649
3.25%, 03/15/50	147	104,086
2.90%, 06/15/51	175	114,414
5.90%, 12/01/52	400	423,563
Security	Par (000)	Value
Electric Utilities (continued)
Ameren Illinois Co. (continued)
5.55%, 07/01/54	$950	$ 961,381
5.63%, 03/01/55	1,050	1,072,730
American Electric Power Co., Inc., 3.25%, 03/01/50	529	355,507
Appalachian Power Co.
7.00%, 04/01/38	400	455,842
4.40%, 05/15/44	263	223,903
4.45%, 06/01/45	400	340,471
Series Y, 4.50%, 03/01/49	350	293,959
Series Z, 3.70%, 05/01/50(a)	425	313,857
Arizona Public Service Co.
5.05%, 09/01/41(a)	263	251,109
4.50%, 04/01/42	329	291,211
4.35%, 11/15/45	350	298,056
3.75%, 05/15/46	325	252,354
4.20%, 08/15/48	263	215,907
4.25%, 03/01/49	300	246,357
3.50%, 12/01/49	211	151,863
3.35%, 05/15/50	650	458,292
2.65%, 09/15/50(a)	450	278,205
5.90%, 08/15/55	705	725,907
Avista Corp.
4.35%, 06/01/48	496	416,814
4.00%, 04/01/52	300	233,973
Baltimore Gas and Electric Co.
6.35%, 10/01/36	388	434,272
3.50%, 08/15/46	279	211,284
3.75%, 08/15/47	400	314,060
4.25%, 09/15/48	250	210,287
3.20%, 09/15/49	595	414,654
2.90%, 06/15/50	421	276,439
4.55%, 06/01/52	630	548,228
5.40%, 06/01/53	710	700,952
5.65%, 06/01/54	400	409,777
Basin Electric Power Cooperative, 5.85%, 10/15/55(e)	700	701,277
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,188	1,290,313
5.95%, 05/15/37(a)	454	489,491
5.15%, 11/15/43	713	691,674
4.50%, 02/01/45	179	158,334
3.80%, 07/15/48	763	591,471
4.45%, 01/15/49	1,113	953,446
4.25%, 10/15/50	1,079	885,150
2.85%, 05/15/51(a)	1,629	1,041,519
4.60%, 05/01/53	1,129	977,132
Black Hills Corp.
4.20%, 09/15/46	250	202,286
3.88%, 10/15/49	213	160,638
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	526	424,158
4.50%, 04/01/44	531	475,276
3.95%, 03/01/48	413	332,986
5.30%, 04/01/53(a)	260	256,512
Series AD, 2.90%, 07/01/50	25	16,572
Series AF, 3.35%, 04/01/51	663	474,766
Series AH, 3.60%, 03/01/52	450	336,725
Series AJ, 4.85%, 10/01/52	200	183,895
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	263,542
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	280	296,527
CMS Energy Corp., 4.88%, 03/01/44	250	227,335
Commonwealth Edison Co.
5.90%, 03/15/36	900	973,997
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co. (continued)
6.45%, 01/15/38	$100	$ 112,480
3.80%, 10/01/42	320	264,618
4.60%, 08/15/43	175	159,912
3.70%, 03/01/45	213	169,615
4.35%, 11/15/45	800	694,809
3.65%, 06/15/46	620	484,956
4.00%, 03/01/48	429	349,236
4.00%, 03/01/49	529	424,706
3.00%, 03/01/50	263	176,558
5.30%, 02/01/53	365	355,678
5.65%, 06/01/54	495	505,330
5.95%, 06/01/55	530	564,896
Series 123, 3.75%, 08/15/47	400	312,629
Series 127, 3.20%, 11/15/49	605	421,240
Series 130, 3.13%, 03/15/51	879	599,562
Series 131, 2.75%, 09/01/51	513	325,910
Series 133, 3.85%, 03/15/52	659	510,165
Connecticut Light and Power Co.
4.30%, 04/15/44	600	525,605
4.00%, 04/01/48	710	577,818
5.25%, 01/15/53	400	387,460
Series A, 4.15%, 06/01/45	300	252,549
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	414,747
3.95%, 03/01/43	572	478,658
4.45%, 03/15/44	688	608,004
4.50%, 12/01/45	663	584,310
3.85%, 06/15/46	429	343,760
3.20%, 12/01/51	550	376,380
6.15%, 11/15/52	800	862,455
5.90%, 11/15/53	725	759,164
5.70%, 05/15/54(a)	775	795,608
4.63%, 12/01/54	725	626,369
4.50%, 05/15/58	629	528,637
3.70%, 11/15/59	680	490,787
3.60%, 06/15/61	720	505,145
Series 2006-A, 5.85%, 03/15/36	625	667,458
Series 2006-B, 6.20%, 06/15/36	75	82,494
Series 2007-A, 6.30%, 08/15/37	493	545,805
Series 2008-B, 6.75%, 04/01/38(a)	800	919,623
Series 2009-C, 5.50%, 12/01/39	867	888,817
Series 2012-A, 4.20%, 03/15/42	329	286,482
Series 2017, 3.88%, 06/15/47	600	475,124
Series 20B, 3.95%, 04/01/50	1,154	922,838
Series A, 4.13%, 05/15/49	313	254,876
Series C, 4.30%, 12/01/56	213	173,360
Series C, 4.00%, 11/15/57	370	283,737
Series C, 3.00%, 12/01/60	660	405,406
Series E, 4.65%, 12/01/48	463	411,900
Constellation Energy Generation LLC
6.25%, 10/01/39	647	707,319
5.75%, 10/01/41	413	423,533
5.60%, 06/15/42	619	626,312
6.50%, 10/01/53	490	542,025
5.75%, 03/15/54	1,000	1,013,818
Consumers Energy Co.
3.95%, 05/15/43	300	251,701
3.25%, 08/15/46	600	446,706
3.95%, 07/15/47	300	244,962
4.05%, 05/15/48	650	538,557
4.35%, 04/15/49	429	368,304
3.75%, 02/15/50	250	193,253
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co. (continued)
3.10%, 08/15/50	$590	$ 408,060
3.50%, 08/01/51	529	393,561
2.65%, 08/15/52	134	85,671
4.20%, 09/01/52	710	588,248
Dayton Power & Light Co., 3.95%, 06/15/49	300	226,432
Delmarva Power & Light Co., 4.15%, 05/15/45(a)	500	427,034
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100	108,246
5.45%, 02/01/41	579	589,066
4.60%, 06/15/43	563	513,908
6.25%, 10/15/53	440	486,452
5.10%, 06/01/65	613	561,465
Dominion Energy, Inc.
7.00%, 06/15/38	163	186,396
4.70%, 12/01/44	329	291,960
Series A, 4.60%, 03/15/49	513	435,612
Series B, 3.30%, 04/15/41	325	248,088
Series B, 4.85%, 08/15/52	800	704,552
Series C, 4.90%, 08/01/41	509	473,820
DTE Electric Co.
4.30%, 07/01/44	400	347,728
3.70%, 03/15/45	434	345,297
3.70%, 06/01/46	163	128,323
3.75%, 08/15/47	330	258,499
3.95%, 03/01/49	750	606,600
2.95%, 03/01/50	529	358,578
5.40%, 04/01/53(a)	500	497,922
5.85%, 05/15/55(a)	445	470,530
Series A, 4.00%, 04/01/43	397	336,190
Series A, 4.05%, 05/15/48	463	383,762
Series B, 3.25%, 04/01/51	479	339,893
Series B, 3.65%, 03/01/52	367	276,923
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	447,643
6.00%, 01/15/38	900	978,031
6.05%, 04/15/38	511	555,811
5.30%, 02/15/40	713	726,487
4.25%, 12/15/41	279	247,846
4.00%, 09/30/42	513	437,224
3.75%, 06/01/45	500	398,390
3.88%, 03/15/46	800	646,721
3.70%, 12/01/47	438	338,998
3.95%, 03/15/48	329	264,667
3.20%, 08/15/49	669	468,195
3.45%, 04/15/51	425	308,540
3.55%, 03/15/52	392	289,153
5.35%, 01/15/53	950	934,676
5.40%, 01/15/54	1,232	1,226,664
Duke Energy Corp.
3.30%, 06/15/41	579	449,175
4.80%, 12/15/45	663	595,306
3.75%, 09/01/46	1,393	1,075,108
3.95%, 08/15/47(a)	413	324,334
4.20%, 06/15/49	613	492,784
3.50%, 06/15/51	679	480,878
5.00%, 08/15/52	850	768,711
6.10%, 09/15/53	425	447,899
5.80%, 06/15/54	825	835,017
5.70%, 09/15/55	1,350	1,346,703
Duke Energy Florida LLC
6.35%, 09/15/37	500	559,218
6.40%, 06/15/38	1,100	1,239,442

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Florida LLC (continued)
5.65%, 04/01/40	$300	$ 314,388
3.85%, 11/15/42	700	580,620
3.40%, 10/01/46	863	642,993
4.20%, 07/15/48	450	372,342
3.00%, 12/15/51	425	280,571
5.95%, 11/15/52	525	554,314
6.20%, 11/15/53	150	164,661
Duke Energy Indiana LLC
6.35%, 08/15/38	275	305,097
6.45%, 04/01/39	200	223,812
3.75%, 05/15/46	463	365,934
2.75%, 04/01/50	500	318,758
5.40%, 04/01/53	500	489,320
5.90%, 05/15/55	260	273,565
Series WWW, 4.90%, 07/15/43	163	153,850
Series YYY, 3.25%, 10/01/49	800	564,255
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	127,130
4.30%, 02/01/49	300	251,623
5.65%, 04/01/53	225	227,601
5.55%, 03/15/54	475	477,439
Duke Energy Progress LLC
6.30%, 04/01/38	300	334,835
4.10%, 05/15/42	922	795,294
4.10%, 03/15/43	863	738,649
4.38%, 03/30/44	326	285,858
4.15%, 12/01/44	313	266,657
4.20%, 08/15/45	363	308,703
3.70%, 10/15/46	288	224,401
3.60%, 09/15/47	829	632,338
2.50%, 08/15/50	413	248,862
2.90%, 08/15/51	576	371,803
4.00%, 04/01/52	300	238,522
5.35%, 03/15/53	500	489,894
5.55%, 03/15/55	475	480,640
Emera U.S. Finance LP, 4.75%, 06/15/46	988	858,132
Entergy Arkansas LLC
4.20%, 04/01/49	425	349,134
2.65%, 06/15/51	975	595,081
3.35%, 06/15/52(a)	338	235,484
5.75%, 06/01/54	200	206,418
Entergy Corp., 3.75%, 06/15/50	714	526,785
Entergy Louisiana LLC
3.10%, 06/15/41	525	400,401
4.95%, 01/15/45	450	418,341
4.20%, 09/01/48	913	752,919
4.20%, 04/01/50	479	390,711
2.90%, 03/15/51	643	413,809
4.75%, 09/15/52	500	445,626
5.70%, 03/15/54	775	784,180
5.80%, 03/15/55	525	540,101
Entergy Mississippi LLC
3.85%, 06/01/49	413	320,336
3.50%, 06/01/51	325	233,499
5.85%, 06/01/54	275	282,638
5.80%, 04/15/55	375	385,552
Entergy Texas, Inc.
4.50%, 03/30/39	425	398,116
3.55%, 09/30/49	405	296,072
5.00%, 09/15/52	300	273,156
5.80%, 09/01/53	75	76,440
5.55%, 09/15/54	125	123,566
Security	Par (000)	Value
Electric Utilities (continued)
Evergy Kansas Central, Inc.
4.13%, 03/01/42	$575	$ 492,882
4.10%, 04/01/43	400	339,842
4.25%, 12/01/45	311	262,770
3.25%, 09/01/49	113	78,744
3.45%, 04/15/50	513	370,543
5.70%, 03/15/53	345	350,066
Evergy Metro, Inc.
5.30%, 10/01/41	340	337,715
4.20%, 06/15/47	250	208,477
4.20%, 03/15/48	150	124,466
Series 2019, 4.13%, 04/01/49	350	284,144
Eversource Energy, 3.45%, 01/15/50	929	673,624
Exelon Corp.
5.10%, 06/15/45	763	716,025
4.45%, 04/15/46	300	256,790
4.70%, 04/15/50	738	641,408
4.10%, 03/15/52	459	360,548
5.60%, 03/15/53	975	960,517
5.88%, 03/15/55	800	819,025
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	750	667,808
Series C, 3.40%, 03/01/50	750	525,034
Florida Power & Light Co.
5.65%, 02/01/37	300	320,244
5.95%, 02/01/38	450	491,030
5.96%, 04/01/39(a)	450	488,768
5.69%, 03/01/40	513	542,480
5.25%, 02/01/41	413	416,100
4.13%, 02/01/42	663	581,110
4.05%, 06/01/42	700	607,398
3.80%, 12/15/42	400	333,319
4.05%, 10/01/44	620	524,329
3.70%, 12/01/47	829	649,828
3.95%, 03/01/48	963	784,919
4.13%, 06/01/48	413	343,172
3.99%, 03/01/49	663	539,577
3.15%, 10/01/49	883	616,864
2.88%, 12/04/51	1,450	946,840
5.30%, 04/01/53	795	781,149
5.60%, 06/15/54	845	868,155
5.70%, 03/15/55	965	1,004,207
5.80%, 03/15/65	600	631,735
Georgia Power Co.
4.30%, 03/15/42	1,229	1,088,702
4.30%, 03/15/43	40	35,269
5.13%, 05/15/52(a)	730	697,956
5.50%, 10/01/55	675	674,903
Series 2010-C, 4.75%, 09/01/40	150	143,556
Series A, 3.25%, 03/15/51	775	544,397
Series B, 3.70%, 01/30/50	829	635,132
Iberdrola International BV, 6.75%, 07/15/36	500	568,427
Idaho Power Co.
5.50%, 03/15/53	220	219,038
5.80%, 04/01/54	321	332,225
5.70%, 03/15/55	430	438,667
Series K, 4.20%, 03/01/48	400	334,623
Indiana Michigan Power Co.
6.05%, 03/15/37	513	560,124
4.25%, 08/15/48	413	338,563
3.25%, 05/01/51	400	273,079
5.63%, 04/01/53	455	461,479
Series K, 4.55%, 03/15/46	346	302,048
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Indiana Michigan Power Co. (continued)
Series L, 3.75%, 07/01/47	$229	$ 175,873
Interstate Power and Light Co.
6.25%, 07/15/39	260	281,061
3.70%, 09/15/46	313	238,520
3.50%, 09/30/49(a)	177	129,271
3.10%, 11/30/51	355	233,562
5.45%, 09/30/54	400	387,953
5.60%, 10/01/55	550	541,872
ITC Holdings Corp., 5.30%, 07/01/43	100	96,618
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	576	563,107
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	494	480,830
Kentucky Utilities Co.
5.13%, 11/01/40	450	444,086
4.38%, 10/01/45	829	715,721
3.30%, 06/01/50	375	264,252
5.85%, 08/15/55	860	886,761
Louisville Gas and Electric Co.
4.25%, 04/01/49	454	374,016
5.85%, 08/15/55	715	737,885
MidAmerican Energy Co.
5.75%, 11/01/35	200	214,656
5.80%, 10/15/36	300	323,717
4.80%, 09/15/43	613	569,479
4.40%, 10/15/44	829	728,287
4.25%, 05/01/46	325	279,284
3.95%, 08/01/47	400	323,359
3.65%, 08/01/48	1,013	774,616
4.25%, 07/15/49	943	788,532
3.15%, 04/15/50	613	425,467
2.70%, 08/01/52	425	269,236
5.85%, 09/15/54	1,100	1,158,715
5.30%, 02/01/55	470	457,292
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	339,322
Series B, 3.10%, 07/30/51	413	279,321
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	231,454
4.30%, 03/15/49	388	332,025
Nevada Power Co.
6.00%, 03/15/54	450	469,341
Series EE, 3.13%, 08/01/50(a)	429	285,132
Series GG, 5.90%, 05/01/53	350	359,568
Series N, 6.65%, 04/01/36	100	112,814
NextEra Energy Capital Holdings, Inc.
3.00%, 01/15/52	554	359,236
5.25%, 02/28/53(a)	1,300	1,233,597
5.55%, 03/15/54(a)	700	688,957
5.90%, 03/15/55	550	568,124
Northern States Power Co.
6.20%, 07/01/37	400	442,722
5.35%, 11/01/39	350	360,678
3.40%, 08/15/42	505	396,224
4.13%, 05/15/44	250	214,292
4.00%, 08/15/45	350	291,192
3.60%, 05/15/46	500	390,097
3.60%, 09/15/47	953	734,882
2.90%, 03/01/50	391	262,048
2.60%, 06/01/51	936	589,005
3.20%, 04/01/52	495	350,333
4.50%, 06/01/52	626	544,800
Security	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co. (continued)
5.10%, 05/15/53	$650	$ 620,683
5.40%, 03/15/54	420	419,013
5.65%, 06/15/54(a)	400	415,095
5.65%, 05/15/55	380	392,726
NorthWestern Corp., 4.18%, 11/15/44	350	293,202
NSTAR Electric Co.
5.50%, 03/15/40	100	103,027
4.40%, 03/01/44	250	220,684
3.10%, 06/01/51(a)	250	172,599
4.55%, 06/01/52	231	199,915
4.95%, 09/15/52	425	393,826
Oglethorpe Power Corp.
5.95%, 11/01/39	450	475,667
5.38%, 11/01/40	300	297,252
4.50%, 04/01/47	479	408,206
5.05%, 10/01/48	329	300,499
3.75%, 08/01/50	163	119,900
5.25%, 09/01/50	400	367,541
6.20%, 12/01/53	425	448,479
5.80%, 06/01/54	450	447,984
5.90%, 02/01/55	125	126,346
Ohio Edison Co., 6.88%, 07/15/36	200	230,140
Ohio Power Co.
4.15%, 04/01/48	404	322,570
4.00%, 06/01/49	400	309,864
Series R, 2.90%, 10/01/51	609	382,006
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	450	373,583
3.85%, 08/15/47	150	119,084
5.60%, 04/01/53(a)	395	397,837
5.80%, 04/01/55(a)	380	390,430
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	463	465,189
4.55%, 12/01/41	450	409,953
5.30%, 06/01/42	345	341,723
3.75%, 04/01/45	563	449,633
3.80%, 09/30/47	404	317,527
4.10%, 11/15/48	413	337,599
3.80%, 06/01/49	679	527,310
3.10%, 09/15/49(a)	1,009	687,023
3.70%, 05/15/50	470	354,366
2.70%, 11/15/51	626	386,083
4.60%, 06/01/52	200	171,765
4.95%, 09/15/52	950	869,736
5.35%, 10/01/52	300	291,305
5.55%, 06/15/54	700	696,692
5.80%, 04/01/55(e)	650	671,860
Pacific Gas and Electric Co.
4.50%, 07/01/40	2,084	1,812,432
3.30%, 08/01/40	941	714,555
4.20%, 06/01/41	712	589,869
4.45%, 04/15/42	425	355,441
3.75%, 08/15/42	350	267,307
4.60%, 06/15/43	275	232,433
4.75%, 02/15/44	613	523,142
4.30%, 03/15/45	376	302,733
4.25%, 03/15/46	325	256,829
4.00%, 12/01/46	510	385,652
3.95%, 12/01/47	905	681,117
4.95%, 07/01/50	3,171	2,724,363
3.50%, 08/01/50	2,495	1,709,286
5.25%, 03/01/52	543	482,829

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
6.75%, 01/15/53	$930	$ 1,003,581
6.70%, 04/01/53	665	712,767
5.90%, 10/01/54	850	826,965
6.15%, 03/01/55	475	477,826
6.10%, 10/15/55	1,100	1,098,801
PacifiCorp.
6.10%, 08/01/36	400	430,386
5.75%, 04/01/37	500	520,191
6.25%, 10/15/37	100	107,695
6.35%, 07/15/38	243	261,586
6.00%, 01/15/39	125	131,185
4.10%, 02/01/42	363	300,778
4.13%, 01/15/49	429	335,094
4.15%, 02/15/50	763	595,017
3.30%, 03/15/51	625	413,223
2.90%, 06/15/52	976	593,603
5.35%, 12/01/53	1,150	1,058,065
5.50%, 05/15/54	1,135	1,069,100
5.80%, 01/15/55	1,400	1,363,686
PECO Energy Co.
5.95%, 10/01/36	360	391,562
4.15%, 10/01/44	275	234,873
3.70%, 09/15/47	300	235,198
3.90%, 03/01/48	829	668,769
3.00%, 09/15/49	226	153,122
2.80%, 06/15/50	225	145,884
3.05%, 03/15/51	332	220,636
2.85%, 09/15/51	443	285,792
4.60%, 05/15/52	300	265,883
4.38%, 08/15/52	400	339,549
5.25%, 09/15/54	655	637,107
5.65%, 09/15/55	1,190	1,222,692
Potomac Electric Power Co.
6.50%, 11/15/37	450	508,031
4.15%, 03/15/43	613	527,976
5.50%, 03/15/54	300	299,524
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	279,171
4.75%, 07/15/43	363	337,521
4.13%, 06/15/44	300	257,003
4.15%, 10/01/45	300	256,207
3.95%, 06/01/47	100	81,766
4.15%, 06/15/48	500	419,350
3.00%, 10/01/49	110	74,362
5.25%, 05/15/53	700	684,755
5.55%, 08/15/55	900	912,932
Progress Energy, Inc., 6.00%, 12/01/39	800	852,098
Public Service Co. of Colorado
6.50%, 08/01/38	200	223,758
3.60%, 09/15/42	463	368,585
4.30%, 03/15/44	300	257,604
3.80%, 06/15/47	229	178,422
4.10%, 06/15/48	300	243,243
4.05%, 09/15/49	329	260,617
5.25%, 04/01/53	950	905,202
5.75%, 05/15/54	650	665,026
5.85%, 05/15/55	1,200	1,242,950
Series 17, 6.25%, 09/01/37	300	327,984
Series 34, 3.20%, 03/01/50	600	414,596
Series 36, 2.70%, 01/15/51	360	222,786
Series 39, 4.50%, 06/01/52	500	427,741
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of New Hampshire
3.60%, 07/01/49	$129	$ 98,069
5.15%, 01/15/53	275	262,218
Public Service Co. of Oklahoma
5.45%, 01/15/36	900	922,790
Series K, 3.15%, 08/15/51	430	286,208
Public Service Electric and Gas Co.
5.80%, 05/01/37	388	416,812
5.50%, 03/01/40	100	103,317
3.95%, 05/01/42(a)	460	390,863
3.65%, 09/01/42	400	325,463
3.80%, 01/01/43	435	358,636
3.80%, 03/01/46	636	511,760
3.60%, 12/01/47	300	230,630
4.05%, 05/01/48	375	308,904
3.85%, 05/01/49	413	326,530
3.20%, 08/01/49	400	283,131
3.15%, 01/01/50	429	301,392
2.70%, 05/01/50	350	222,042
2.05%, 08/01/50	200	110,075
3.00%, 03/01/51	429	289,527
5.13%, 03/15/53	415	397,990
5.45%, 08/01/53	300	300,802
5.45%, 03/01/54	400	400,375
5.30%, 08/01/54	550	539,250
Series Q, 5.50%, 03/01/55	65	65,525
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	439,429
5.76%, 10/01/39	300	314,825
5.80%, 03/15/40	213	221,524
5.64%, 04/15/41(a)	250	253,234
4.30%, 05/20/45	400	333,869
4.22%, 06/15/48	413	341,423
3.25%, 09/15/49	470	327,526
2.89%, 09/15/51	300	192,568
5.45%, 06/01/53	320	314,427
5.69%, 06/15/54	450	460,989
5.60%, 09/15/55	900	899,824
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	433,494
4.50%, 08/15/40(a)	500	462,625
4.15%, 05/15/48	229	186,801
3.70%, 03/15/52	400	296,129
5.35%, 04/01/53	895	864,633
5.55%, 04/15/54	300	298,164
Series RRR, 3.75%, 06/01/47	450	348,059
Series TTT, 4.10%, 06/15/49	350	281,857
Series UUU, 3.32%, 04/15/50	100	70,296
Series WWW, 2.95%, 08/15/51(a)	800	523,030
Sempra
3.80%, 02/01/38	1,429	1,227,967
6.00%, 10/15/39	659	688,995
4.00%, 02/01/48	979	758,759
Sierra Pacific Power Co., 5.90%, 03/15/54	250	254,724
Southern California Edison Co.
5.63%, 02/01/36	400	405,322
6.05%, 03/15/39	400	412,048
5.50%, 03/15/40	425	417,572
4.50%, 09/01/40	354	312,357
4.05%, 03/15/42	340	274,003
4.65%, 10/01/43	263	225,512
4.00%, 04/01/47	1,779	1,355,964
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
3.65%, 02/01/50	$1,579	$ 1,114,200
3.45%, 02/01/52(a)	805	541,616
5.70%, 03/01/53	465	440,343
5.88%, 12/01/53	670	651,306
5.75%, 04/15/54	450	429,292
5.90%, 03/01/55	365	358,082
6.20%, 09/15/55(a)	675	689,352
Series 2006-E, 5.55%, 01/15/37(a)	125	125,842
Series 2008-A, 5.95%, 02/01/38	513	526,086
Series 2013-A, 3.90%, 03/15/43	482	376,677
Series 20A, 2.95%, 02/01/51(a)	900	555,308
Series B, 4.88%, 03/01/49(a)	563	480,974
Series C, 3.60%, 02/01/45	438	320,346
Series C, 4.13%, 03/01/48	1,479	1,144,833
Series E, 5.45%, 06/01/52(a)	268	246,441
Series H, 3.65%, 06/01/51	629	439,854
Southern Co.
4.25%, 07/01/36	775	725,773
4.40%, 07/01/46	1,920	1,646,656
Southern Power Co.
5.15%, 09/15/41(a)	725	702,064
5.25%, 07/15/43	113	108,872
Series F, 4.95%, 12/15/46	354	319,264
Southwestern Electric Power Co.
6.20%, 03/15/40	50	53,177
3.25%, 11/01/51	979	658,551
Series J, 3.90%, 04/01/45	240	187,928
Series L, 3.85%, 02/01/48	413	312,358
Southwestern Public Service Co.
4.50%, 08/15/41	200	180,762
3.40%, 08/15/46	150	108,183
3.70%, 08/15/47	413	314,315
3.75%, 06/15/49	429	322,459
6.00%, 06/01/54	500	521,025
Series 6, 4.40%, 11/15/48	250	209,314
Series 8, 3.15%, 05/01/50	704	473,140
Tampa Electric Co.
4.10%, 06/15/42	113	96,378
4.35%, 05/15/44	300	258,025
4.30%, 06/15/48	329	277,298
4.45%, 06/15/49	461	392,167
3.63%, 06/15/50	150	110,849
3.45%, 03/15/51	300	215,637
5.00%, 07/15/52	175	160,573
Toledo Edison Co., 6.15%, 05/15/37	276	301,487
Tucson Electric Power Co.
4.85%, 12/01/48	163	145,929
4.00%, 06/15/50	500	386,411
3.25%, 05/01/51	130	88,330
5.50%, 04/15/53	450	439,852
5.90%, 04/15/55	225	230,825
Union Electric Co.
5.30%, 08/01/37	300	305,697
8.45%, 03/15/39	300	390,551
3.90%, 09/15/42	440	368,026
3.65%, 04/15/45	535	421,790
4.00%, 04/01/48	104	83,631
3.25%, 10/01/49	413	288,238
2.63%, 03/15/51	525	324,006
3.90%, 04/01/52	529	415,271
5.45%, 03/15/53	200	196,811
Security	Par (000)	Value
Electric Utilities (continued)
Union Electric Co. (continued)
5.25%, 01/15/54	$350	$ 336,427
5.13%, 03/15/55	250	236,764
Virginia Electric and Power Co.
6.35%, 11/30/37	550	609,571
8.88%, 11/15/38	750	1,010,092
4.00%, 01/15/43	638	535,201
4.45%, 02/15/44	788	693,152
4.60%, 12/01/48	424	371,280
3.30%, 12/01/49	359	250,514
2.45%, 12/15/50	1,166	683,765
2.95%, 11/15/51	563	363,680
5.45%, 04/01/53	635	619,970
5.70%, 08/15/53	650	659,376
5.35%, 01/15/54	575	554,369
5.55%, 08/15/54	580	575,554
5.65%, 03/15/55	375	377,119
Series A, 6.00%, 05/15/37	663	716,746
Series B, 6.00%, 01/15/36	829	894,979
Series B, 4.20%, 05/15/45	300	252,528
Series B, 3.80%, 09/15/47	663	516,782
Series C, 4.00%, 11/15/46	575	465,045
Series C, 4.63%, 05/15/52	779	674,874
Series D, 4.65%, 08/15/43	313	283,982
Series D, 5.60%, 09/15/55	1,070	1,072,897
Wisconsin Electric Power Co.
5.70%, 12/01/36	250	267,950
4.30%, 10/15/48(a)	270	230,279
5.05%, 10/01/54(a)	210	198,471
Wisconsin Power and Light Co.
6.38%, 08/15/37	200	220,478
3.65%, 04/01/50	300	222,127
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	80,565
4.75%, 11/01/44	400	366,334
3.30%, 09/01/49	516	366,230
2.85%, 12/01/51(a)	453	290,516
Xcel Energy, Inc.
6.50%, 07/01/36	250	277,531
3.50%, 12/01/49	530	383,617
		274,167,151
Electronic Equipment, Instruments & Components — 0.5%
ABB Finance USA, Inc., 4.38%, 05/08/42	525	475,543
Amphenol Corp.
02/15/36(d)	875	859,947
5.38%, 11/15/54(a)	425	420,972
11/15/55(d)	765	744,193
Corning, Inc.
4.70%, 03/15/37	400	392,807
5.75%, 08/15/40	350	365,453
4.75%, 03/15/42	550	513,634
5.35%, 11/15/48	420	411,535
3.90%, 11/15/49	413	326,734
4.38%, 11/15/57	795	656,600
5.85%, 11/15/68	196	195,260
5.45%, 11/15/79	1,163	1,086,771
Emerson Electric Co.
5.25%, 11/15/39	100	102,260
2.75%, 10/15/50	529	345,162
2.80%, 12/21/51	932	606,864
Fortive Corp., 4.30%, 06/15/46	375	315,558

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Honeywell International, Inc.
5.70%, 03/15/36	$450	$ 480,271
5.70%, 03/15/37	400	427,955
5.38%, 03/01/41	400	414,426
3.81%, 11/21/47	413	329,122
2.80%, 06/01/50	859	562,346
5.25%, 03/01/54	1,775	1,697,663
5.35%, 03/01/64	625	606,468
Tyco Electronics Group SA, 7.13%, 10/01/37	525	622,801
		12,960,345
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,101	1,078,745
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47	1,143	921,197
Halliburton Co.
4.85%, 11/15/35	1,179	1,165,609
6.70%, 09/15/38	300	336,826
7.45%, 09/15/39	930	1,113,262
4.50%, 11/15/41	550	484,503
4.75%, 08/01/43	836	746,951
5.00%, 11/15/45(a)	1,309	1,193,023
NOV, Inc., 3.95%, 12/01/42	1,092	861,890
		7,902,006
Environmental, Maintenance & Security Service — 0.2%
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	391	313,849
Republic Services, Inc.
6.20%, 03/01/40	400	442,363
5.70%, 05/15/41	400	421,052
3.05%, 03/01/50	500	347,139
Waste Connections, Inc.
3.05%, 04/01/50	604	409,865
2.95%, 01/15/52(a)	875	575,731
Waste Management, Inc.
2.95%, 06/01/41	570	434,066
4.10%, 03/01/45	530	449,919
4.15%, 07/15/49	663	555,532
2.50%, 11/15/50	600	365,922
5.35%, 10/15/54	1,005	990,948
		5,306,386
Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,125	929,256
Apollo Global Management, Inc., 5.80%, 05/21/54	850	852,217
Ares Management Corp., 5.60%, 10/11/54	850	811,576
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	300	213,653
Brookfield Asset Management Ltd., 6.08%, 09/15/55	750	773,289
CI Financial Corp., 4.10%, 06/15/51	400	286,893
CME Group, Inc.
5.30%, 09/15/43	979	1,004,116
4.15%, 06/15/48(a)	400	342,860
Franklin Resources, Inc., 2.95%, 08/12/51	325	207,681
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,129	839,189
4.25%, 09/21/48	1,113	941,116
3.00%, 06/15/50	1,159	777,915
4.95%, 06/15/52(a)	1,321	1,231,649
3.00%, 09/15/60	1,435	887,043
5.20%, 06/15/62	1,125	1,065,265
Invesco Finance PLC, 5.38%, 11/30/43	513	507,616
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	999,531
Security	Par (000)	Value
Financial Services (continued)
Legg Mason, Inc., 5.63%, 01/15/44	$616	$ 621,040
Nasdaq, Inc.
2.50%, 12/21/40	250	178,389
3.25%, 04/28/50	30	21,090
3.95%, 03/07/52	1,102	861,967
5.95%, 08/15/53(a)	350	367,604
6.10%, 06/28/63	800	848,428
Raymond James Financial, Inc.
4.95%, 07/15/46	713	659,038
3.75%, 04/01/51	575	432,777
5.65%, 09/11/55	740	730,399
Voya Financial, Inc.
5.70%, 07/15/43	413	416,279
4.80%, 06/15/46	305	274,858
		18,082,734
Food Products — 1.6%
Archer-Daniels-Midland Co.
4.54%, 03/26/42	350	319,627
4.02%, 04/16/43	459	388,195
3.75%, 09/15/47	254	198,253
4.50%, 03/15/49	529	463,259
2.70%, 09/15/51	600	377,470
Conagra Brands, Inc.
5.30%, 11/01/38	729	698,792
5.40%, 11/01/48	1,373	1,251,175
General Mills, Inc.
5.40%, 06/15/40	300	300,357
4.70%, 04/17/48(a)	400	356,142
3.00%, 02/01/51	646	424,945
Hershey Co.
3.38%, 08/15/46	275	207,155
3.13%, 11/15/49	413	287,390
2.65%, 06/01/50	400	252,419
Hormel Foods Corp., 3.05%, 06/03/51	513	346,524
Ingredion, Inc., 3.90%, 06/01/50	413	312,278
J.M. Smucker Co.
6.50%, 11/15/43	625	679,569
4.38%, 03/15/45	563	474,286
6.50%, 11/15/53(a)	705	781,793
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	1,175	922,359
6.50%, 12/01/52	1,325	1,375,211
7.25%, 11/15/53	700	791,398
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(e)
5.50%, 01/15/36	1,100	1,114,595
6.25%, 03/01/56	1,100	1,106,950
6.38%, 04/15/66(a)	1,100	1,116,385
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(e)	410	422,023
Kellanova
4.50%, 04/01/46	678	599,313
5.75%, 05/16/54(a)	275	281,717
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	416,930
Kraft Heinz Foods Co.
6.88%, 01/26/39	813	904,803
4.63%, 10/01/39	88	80,120
6.50%, 02/09/40	321	347,985
5.00%, 06/04/42	1,237	1,140,875
5.20%, 07/15/45	1,428	1,323,280
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co. (continued)
4.38%, 06/01/46	$2,452	$ 2,045,478
4.88%, 10/01/49	1,737	1,521,107
5.50%, 06/01/50	863	817,832
Kroger Co.
6.90%, 04/15/38	350	401,108
5.40%, 07/15/40	500	502,258
5.00%, 04/15/42	250	237,936
5.15%, 08/01/43	209	199,037
3.88%, 10/15/46	513	402,547
4.45%, 02/01/47	729	624,511
4.65%, 01/15/48	213	185,741
5.40%, 01/15/49	713	694,381
3.95%, 01/15/50	725	564,890
5.50%, 09/15/54	1,240	1,205,672
5.65%, 09/15/64	1,495	1,458,623
McCormick & Co., Inc., 4.20%, 08/15/47	360	295,437
Mondelez International, Inc., 2.63%, 09/04/50(a)	1,155	700,868
Sysco Corp.
6.60%, 04/01/40	650	726,522
4.85%, 10/01/45	397	362,409
4.50%, 04/01/46	128	110,874
4.45%, 03/15/48	213	182,004
3.30%, 02/15/50(a)	600	420,023
6.60%, 04/01/50(a)	779	863,340
3.15%, 12/14/51(a)	1,000	669,739
The Campbell’s Co.
4.80%, 03/15/48	620	550,520
3.13%, 04/24/50(a)	590	394,165
5.25%, 10/13/54	350	327,062
Tyson Foods, Inc.
5.15%, 08/15/44	288	272,148
4.55%, 06/02/47	763	655,224
5.10%, 09/28/48(a)	1,318	1,215,673
		38,670,702
Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	250	280,006
6.15%, 05/01/37	650	724,020
5.75%, 05/01/40	750	794,520
5.05%, 03/01/41	750	741,809
5.40%, 06/01/41	500	511,473
4.95%, 09/15/41	350	339,668
4.40%, 03/15/42	347	313,205
4.38%, 09/01/42	613	549,325
4.45%, 03/15/43	330	297,449
5.15%, 09/01/43	963	947,154
4.90%, 04/01/44	1,013	962,168
4.55%, 09/01/44	813	731,943
4.15%, 04/01/45	1,063	905,337
4.70%, 09/01/45	738	676,378
3.90%, 08/01/46	809	656,361
4.13%, 06/15/47	763	639,253
4.05%, 06/15/48	529	434,908
4.15%, 12/15/48	913	758,992
3.55%, 02/15/50	931	696,312
3.05%, 02/15/51	679	459,543
3.30%, 09/15/51	1,129	796,792
2.88%, 06/15/52	175	112,412
4.45%, 01/15/53	1,150	987,263
5.20%, 04/15/54	810	775,371
Security	Par (000)	Value
Ground Transportation (continued)
Burlington Northern Santa Fe LLC (continued)
5.50%, 03/15/55	$1,360	$ 1,362,066
5.80%, 03/15/56	1,125	1,168,648
Canadian National Railway Co.
6.20%, 06/01/36	550	614,740
6.38%, 11/15/37	50	56,134
3.20%, 08/02/46	585	427,474
3.65%, 02/03/48	393	305,021
4.45%, 01/20/49	800	701,055
2.45%, 05/01/50	724	434,150
4.40%, 08/05/52(a)	793	681,607
6.13%, 11/01/53	210	230,865
Canadian Pacific Railway Co.
5.95%, 05/15/37	250	268,926
3.00%, 12/02/41	892	671,168
4.30%, 05/15/43	400	349,270
4.80%, 08/01/45	619	573,342
4.95%, 08/15/45	450	423,877
4.70%, 05/01/48	513	460,245
3.50%, 05/01/50	738	543,255
3.10%, 12/02/51(a)	1,442	976,614
4.20%, 11/15/69	177	136,188
6.13%, 09/15/2115	913	940,723
CSX Corp.
6.00%, 10/01/36(a)	125	136,080
6.15%, 05/01/37	650	717,857
6.22%, 04/30/40	750	828,023
5.50%, 04/15/41	550	564,107
4.75%, 05/30/42	1,011	950,858
4.10%, 03/15/44	650	554,934
3.80%, 11/01/46	750	599,773
4.30%, 03/01/48	995	845,152
4.75%, 11/15/48	325	293,982
4.50%, 03/15/49	429	373,993
3.35%, 09/15/49	590	423,958
3.80%, 04/15/50	554	431,600
3.95%, 05/01/50	871	696,071
2.50%, 05/15/51	475	286,707
4.50%, 11/15/52(a)	925	799,632
4.50%, 08/01/54	413	353,781
4.90%, 03/15/55(a)	610	559,715
4.25%, 11/01/66	313	246,423
4.65%, 03/01/68	513	431,646
Norfolk Southern Corp.
4.84%, 10/01/41	600	570,970
3.95%, 10/01/42	626	530,121
4.45%, 06/15/45	563	497,804
4.65%, 01/15/46	525	474,096
3.94%, 11/01/47	745	602,306
4.15%, 02/28/48	713	593,092
4.10%, 05/15/49	50	40,792
3.40%, 11/01/49	476	342,446
3.05%, 05/15/50	875	591,888
2.90%, 08/25/51	626	407,610
4.05%, 08/15/52	829	662,469
3.70%, 03/15/53	422	314,636
4.55%, 06/01/53	875	756,865
5.35%, 08/01/54(a)	1,100	1,077,076
3.16%, 05/15/55	954	629,708
5.95%, 03/15/64	325	343,089
5.10%, 08/01/2118	300	264,755

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp. (continued)
4.10%, 05/15/2121	$279	$ 195,938
Union Pacific Corp.
2.89%, 04/06/36	775	654,224
3.60%, 09/15/37	561	499,615
3.55%, 08/15/39	500	426,824
3.20%, 05/20/41	1,050	825,492
3.38%, 02/14/42	493	392,345
4.05%, 11/15/45	388	324,373
4.05%, 03/01/46	516	427,583
3.35%, 08/15/46	275	203,917
4.00%, 04/15/47	500	406,759
4.50%, 09/10/48	413	359,206
4.30%, 03/01/49	750	631,831
3.25%, 02/05/50	1,911	1,350,054
3.80%, 10/01/51	1,213	934,650
2.95%, 03/10/52	786	514,397
4.95%, 09/09/52(a)	575	535,738
3.50%, 02/14/53	1,516	1,101,370
4.95%, 05/15/53	625	583,412
5.60%, 12/01/54	825	833,757
3.88%, 02/01/55	400	307,040
3.95%, 08/15/59	645	489,860
3.84%, 03/20/60	1,076	795,471
3.55%, 05/20/61	577	397,043
2.97%, 09/16/62	2,100	1,258,882
5.15%, 01/20/63	200	188,286
4.10%, 09/15/67	300	228,024
3.75%, 02/05/70	475	329,400
3.80%, 04/06/71	559	393,540
3.85%, 02/14/72	451	321,380
		61,121,456
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
4.75%, 11/30/36	1,416	1,429,509
6.15%, 11/30/37	550	619,265
6.00%, 04/01/39	250	278,319
5.30%, 05/27/40	863	896,164
4.75%, 04/15/43(a)	263	252,307
4.90%, 11/30/46	2,875	2,755,799
Baxter International, Inc.(a)
3.50%, 08/15/46	238	172,171
3.13%, 12/01/51	946	611,108
Boston Scientific Corp.
6.50%, 11/15/35	140	156,521
4.55%, 03/01/39	465	445,319
7.38%, 01/15/40	50	60,784
4.70%, 03/01/49(a)	914	832,502
Danaher Corp.
4.38%, 09/15/45	675	594,588
2.60%, 10/01/50	1,188	741,060
2.80%, 12/10/51(a)	960	619,135
DH Europe Finance II SARL
3.25%, 11/15/39	854	701,239
3.40%, 11/15/49	658	485,332
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	915	1,005,218
Koninklijke Philips NV
6.88%, 03/11/38	824	930,349
5.00%, 03/15/42	313	295,526
Medtronic, Inc., 4.63%, 03/15/45	1,900	1,746,644
Revvity, Inc., 3.63%, 03/15/51	300	214,922
Solventum Corp., 5.90%, 04/30/54(a)	825	840,158
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	$150	$ 110,939
Stryker Corp.
4.10%, 04/01/43	425	365,521
4.38%, 05/15/44	175	154,504
4.63%, 03/15/46	836	759,414
2.90%, 06/15/50	438	294,194
Thermo Fisher Scientific, Inc.
4.89%, 10/07/37	675	670,016
2.80%, 10/15/41	1,477	1,093,244
5.40%, 08/10/43	435	440,724
5.30%, 02/01/44	150	149,597
4.10%, 08/15/47	663	559,510
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	300	313,078
4.45%, 08/15/45(a)	388	341,155
		21,935,835
Health Care Providers & Services — 5.3%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	66	42,175
Adventist Health System, 3.63%, 03/01/49	227	158,195
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	22,945
3.39%, 10/15/49	1,585	1,164,008
Series 2020, 3.01%, 06/15/50(a)	198	134,181
Aetna, Inc.
6.63%, 06/15/36	500	547,449
6.75%, 12/15/37	550	609,404
4.50%, 05/15/42	553	477,836
4.75%, 03/15/44	449	389,339
3.88%, 08/15/47	500	378,017
AHS Hospital Corp.
5.02%, 07/01/45	100	95,964
Series 2021, 2.78%, 07/01/51	961	614,432
Allina Health System(a)
Series 2019, 3.89%, 04/15/49	142	112,203
Series 2021, 2.90%, 11/15/51	350	225,298
Ascension Health
3.95%, 11/15/46	943	776,371
Series B, 3.11%, 11/15/39	1,150	914,431
Banner Health
2.91%, 01/01/42	1,140	852,341
2.91%, 01/01/51	231	151,271
Series 2020, 3.18%, 01/01/50(a)	118	82,543
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	538	423,523
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,096	1,368,849
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	101,839
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	130	110,124
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	888,571
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50(a)	93	59,551
Cigna Group
5.25%, 01/15/36	1,075	1,091,524
4.80%, 08/15/38	2,104	2,002,973
3.20%, 03/15/40	929	725,172
6.13%, 11/15/41	350	372,315
4.80%, 07/15/46	1,261	1,127,850
3.88%, 10/15/47	695	539,535
4.90%, 12/15/48	2,493	2,233,822
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
3.40%, 03/15/50	$1,404	$ 983,441
3.40%, 03/15/51	1,561	1,090,398
5.60%, 02/15/54	1,025	1,008,021
6.00%, 01/15/56	820	848,005
City of Hope, Series 2013, 5.62%, 11/15/43(a)	610	610,115
Cleveland Clinic Foundation, 4.86%, 01/01/2114(a)	250	218,761
CommonSpirit Health
4.35%, 11/01/42	100	87,326
5.58%, 09/01/45(a)	90	89,410
3.82%, 10/01/49(a)	1,087	828,719
4.19%, 10/01/49(a)	1,361	1,097,227
3.91%, 10/01/50	200	152,448
6.46%, 11/01/52	343	376,689
5.55%, 12/01/54	805	786,139
5.66%, 09/01/55	95	94,487
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	225	147,633
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49(a)	1,000	741,008
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	714,538
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	664	529,659
Dignity Health, 5.27%, 11/01/64(a)	151	138,067
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	702,872
Elevance Health, Inc.
5.00%, 01/15/36	825	821,556
5.85%, 01/15/36	200	212,079
6.38%, 06/15/37	350	384,536
4.63%, 05/15/42	975	883,908
4.65%, 01/15/43	259	233,431
5.10%, 01/15/44	745	705,194
4.65%, 08/15/44	888	790,116
4.38%, 12/01/47	1,179	985,986
4.55%, 03/01/48	820	702,518
3.70%, 09/15/49	450	333,619
3.13%, 05/15/50	999	665,620
3.60%, 03/15/51	1,470	1,059,204
4.55%, 05/15/52	679	570,430
6.10%, 10/15/52(a)	810	847,029
5.13%, 02/15/53	900	822,543
5.65%, 06/15/54	1,440	1,417,684
5.70%, 02/15/55(a)	1,375	1,357,686
5.70%, 09/15/55(a)	825	820,995
5.85%, 11/01/64	850	846,158
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49(a)	350	272,023
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	426	392,688
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	100	84,065
4.50%, 07/01/57	700	601,069
Series 2020, 2.68%, 09/01/41	126	91,507
Series 2020, 2.88%, 09/01/50	457	298,119
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	113	82,373
HCA, Inc.
5.13%, 06/15/39	979	951,603
4.38%, 03/15/42	500	431,511
5.50%, 06/15/47	1,479	1,419,580
5.25%, 06/15/49	2,056	1,882,826
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
3.50%, 07/15/51	$1,645	$ 1,137,398
4.63%, 03/15/52	1,856	1,540,379
5.90%, 06/01/53	985	978,852
6.00%, 04/01/54(a)	1,690	1,703,519
5.95%, 09/15/54	705	706,651
6.20%, 03/01/55	755	783,505
5.70%, 11/15/55	1,375	1,334,207
6.10%, 04/01/64	1,300	1,313,520
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	627	488,062
Humana, Inc.
4.63%, 12/01/42	379	329,306
4.95%, 10/01/44	838	746,899
4.80%, 03/15/47	380	325,739
3.95%, 08/15/49	450	336,042
5.50%, 03/15/53	800	740,592
5.75%, 04/15/54	875	837,912
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	913	591,823
Inova Health System Foundation, 4.07%, 05/15/52	25	20,327
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	222	163,894
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	905,131
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,119	946,744
Series 2019, 3.27%, 11/01/49	643	459,692
Series 2021, 2.81%, 06/01/41	1,530	1,143,493
Series 2021, 3.00%, 06/01/51	2,855	1,914,094
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	721	649,783
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	471,771
Series 2020, 3.19%, 07/01/49	913	644,693
Series 2020, 3.34%, 07/01/60	429	289,555
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	185,129
Series 2021, 3.20%, 11/15/61	1,001	657,761
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	350	295,559
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	325	240,462
Memorial Health Services, 3.45%, 11/01/49	423	307,565
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	126,623
4.13%, 07/01/52(a)	330	272,472
Series 2015, 4.20%, 07/01/55	100	84,255
Series 2020, 2.96%, 01/01/50	1,505	1,022,905
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	595,150
Montefiore Obligated Group, 4.29%, 09/01/50	300	209,462
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52(a)	103	79,099
MyMichigan Health, Series 2020, 3.41%, 06/01/50	350	249,575
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	25	22,059
New York and Presbyterian Hospital
2.26%, 08/01/40	513	362,903
4.02%, 08/01/45(a)	597	503,640
2.61%, 08/01/60(a)	413	233,652
Series 2019, 3.95%, 08/01/2119(a)	270	190,759
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	130	103,201
4.26%, 11/01/47	100	83,270

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Northwell Healthcare, Inc. (continued)
3.81%, 11/01/49	$1,544	$ 1,161,707
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	100	62,852
Novant Health, Inc.
2.64%, 11/01/36	66	53,064
3.17%, 11/01/51	1,058	726,307
3.32%, 11/01/61(a)	141	93,164
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	375	234,173
NYU Langone Hospitals
4.78%, 07/01/44	200	184,843
4.37%, 07/01/47	645	568,647
Series 13-A, 5.75%, 07/01/43	600	623,530
Series 2020, 3.38%, 07/01/55	500	352,407
OhioHealth Corp., 2.83%, 11/15/41	272	201,363
Orlando Health Obligated Group
4.09%, 10/01/48	100	82,542
3.33%, 10/01/50	125	90,666
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	250	220,049
Series 2020, 3.22%, 11/15/50	166	110,208
Piedmont Healthcare, Inc.
2.86%, 01/01/52	375	241,023
Series 2042, 2.72%, 01/01/42	106	76,094
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	108	98,141
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,599	966,495
Queen’s Health Systems, 4.81%, 07/01/52	60	54,585
Quest Diagnostics, Inc., 4.70%, 03/30/45(a)	363	331,247
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	257	175,948
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	213	135,965
Sentara Health, Series 2021, 2.93%, 11/01/51(a)	63	41,180
Stanford Health Care
3.03%, 08/15/51	579	388,532
Series 2018, 3.80%, 11/15/48	500	394,388
Summa Health, 3.51%, 11/15/51	130	105,966
Sutter Health
5.55%, 08/15/53(a)	915	932,478
Series 2018, 4.09%, 08/15/48	27	22,354
Series 20A, 3.16%, 08/15/40	115	91,311
Series 20A, 3.36%, 08/15/50	800	575,076
Texas Health Resources
2.33%, 11/15/50	382	222,234
4.33%, 11/15/55(a)	125	106,596
Trinity Health Corp.
4.13%, 12/01/45	1,000	852,716
Series 2019, 3.43%, 12/01/48(a)	64	49,208
Series 2021, 2.63%, 12/01/40	29	21,272
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	212	202,879
UnitedHealth Group, Inc.
5.80%, 03/15/36	1,000	1,068,835
6.50%, 06/15/37	500	561,300
6.63%, 11/15/37	800	909,933
6.88%, 02/15/38	726	841,776
3.50%, 08/15/39	1,784	1,488,454
2.75%, 05/15/40	1,175	878,064
5.95%, 02/15/41	226	239,694
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
3.05%, 05/15/41	$1,239	$ 944,003
4.63%, 11/15/41	496	458,331
4.38%, 03/15/42	650	580,464
3.95%, 10/15/42	597	501,622
4.25%, 03/15/43	1,163	1,010,270
5.50%, 07/15/44	900	902,446
4.75%, 07/15/45	1,943	1,771,630
4.20%, 01/15/47	620	515,515
4.25%, 04/15/47	829	694,619
3.75%, 10/15/47	1,113	859,348
4.25%, 06/15/48	1,410	1,168,888
4.45%, 12/15/48	779	663,673
3.70%, 08/15/49	1,443	1,085,547
2.90%, 05/15/50	1,319	852,245
3.25%, 05/15/51	2,358	1,613,932
4.75%, 05/15/52	2,000	1,762,060
5.88%, 02/15/53	1,400	1,437,139
5.05%, 04/15/53	2,400	2,203,708
5.38%, 04/15/54	1,800	1,729,391
5.63%, 07/15/54	2,400	2,390,332
5.95%, 06/15/55	85	88,480
3.88%, 08/15/59	1,379	1,014,426
3.13%, 05/15/60(a)	1,200	747,642
4.95%, 05/15/62	1,000	882,218
6.05%, 02/15/63	625	653,222
5.20%, 04/15/63	1,805	1,652,837
5.50%, 04/15/64	1,200	1,154,014
5.75%, 07/15/64	1,950	1,947,250
UPMC, 5.38%, 05/15/43(a)	500	495,225
WakeMed, Series A, 3.29%, 10/01/52(a)	159	110,569
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	100	64,195
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	278	247,967
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	34,133
		127,412,361
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
5.25%, 05/15/36	365	362,741
4.85%, 04/15/49	263	226,374
4.00%, 02/01/50	379	285,731
3.00%, 05/18/51	830	510,760
3.55%, 03/15/52(a)	1,130	774,721
5.15%, 04/15/53	545	482,966
5.63%, 05/15/54	750	712,472
Healthpeak OP LLC, 6.75%, 02/01/41	250	278,165
Ventas Realty LP
5.70%, 09/30/43	350	350,824
4.38%, 02/01/45	400	340,942
4.88%, 04/15/49	100	88,811
Welltower OP LLC
6.50%, 03/15/41	450	504,148
4.95%, 09/01/48	550	520,864
		5,439,519
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	363	303,003
Marriott International, Inc., 5.50%, 04/15/37	1,100	1,128,434
McDonald’s Corp.
4.70%, 12/09/35	421	417,879
5.00%, 02/13/36	500	503,469
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
6.30%, 10/15/37	$875	$ 971,238
6.30%, 03/01/38	579	641,970
5.70%, 02/01/39	300	318,673
4.88%, 07/15/40	139	134,314
3.70%, 02/15/42	826	677,901
3.63%, 05/01/43	275	219,293
4.60%, 05/26/45	579	516,860
4.88%, 12/09/45	1,479	1,365,111
4.45%, 03/01/47	1,163	1,005,077
4.45%, 09/01/48	475	408,766
3.63%, 09/01/49	1,999	1,494,897
4.20%, 04/01/50	622	509,871
5.15%, 09/09/52(a)	700	663,170
5.45%, 08/14/53(a)	940	927,218
Starbucks Corp.
3.75%, 12/01/47	679	520,492
4.50%, 11/15/48	755	642,455
4.45%, 08/15/49(a)	1,075	903,941
3.35%, 03/12/50	554	385,140
3.50%, 11/15/50(a)	1,135	813,633
		15,472,805
Household Durables — 0.0%
Leggett & Platt, Inc., 3.50%, 11/15/51(a)	450	295,663
Sekisui House U.S., Inc.
6.00%, 01/15/43	529	498,218
3.97%, 08/06/61	200	135,766
		929,647
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	470	378,582
5.00%, 06/15/52	400	371,760
Kimberly-Clark Corp.
6.63%, 08/01/37	600	699,389
5.30%, 03/01/41	413	420,309
3.20%, 07/30/46	311	227,738
3.90%, 05/04/47	470	380,111
2.88%, 02/07/50	660	445,264
		2,923,153
Industrial Conglomerates — 0.4%
3M Co.
5.70%, 03/15/37(a)	350	372,636
3.88%, 06/15/44	300	245,876
3.13%, 09/19/46	563	399,119
3.63%, 10/15/47	600	457,495
4.00%, 09/14/48	1,279	1,040,860
3.25%, 08/26/49(a)	955	670,488
3.70%, 04/15/50(a)	518	391,411
Eaton Corp.
4.15%, 11/02/42	813	719,445
3.92%, 09/15/47	250	204,257
4.70%, 08/23/52(a)	500	457,510
Illinois Tool Works, Inc.
4.88%, 09/15/41(a)	569	554,226
3.90%, 09/01/42	1,275	1,090,388
Parker-Hannifin Corp.
6.25%, 05/15/38(a)	295	330,290
4.45%, 11/21/44	525	467,188
Security	Par (000)	Value
Industrial Conglomerates (continued)
Parker-Hannifin Corp. (continued)
4.10%, 03/01/47	$613	$ 515,981
4.00%, 06/14/49(a)	463	379,015
Textron, Inc., 4.95%, 03/15/36	220	218,059
		8,514,244
Insurance — 3.5%
Aflac, Inc.
4.00%, 10/15/46	515	421,599
4.75%, 01/15/49	293	264,812
Alleghany Corp.
4.90%, 09/15/44	250	234,014
3.25%, 08/15/51	504	350,906
Allstate Corp.
5.95%, 04/01/36	350	375,728
4.50%, 06/15/43	547	485,441
4.20%, 12/15/46	879	737,421
3.85%, 08/10/49	559	437,359
(3-mo. SOFR US + 2.38%), 6.50%, 05/15/67(b)	325	342,164
American Financial Group, Inc., 4.50%, 06/15/47	445	376,572
American International Group, Inc.
4.50%, 07/16/44	500	444,537
4.80%, 07/10/45	200	183,986
4.75%, 04/01/48(a)	929	835,304
4.38%, 06/30/50	1,038	877,422
Aon Corp., 6.25%, 09/30/40	105	115,018
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	1,100	694,349
3.90%, 02/28/52	1,339	1,017,216
Aon Global Ltd.
4.60%, 06/14/44	588	520,842
4.75%, 05/15/45	663	599,191
Aon North America, Inc., 5.75%, 03/01/54	1,520	1,534,223
Arch Capital Finance LLC, 5.03%, 12/15/46	600	565,684
Arch Capital Group Ltd., 3.64%, 06/30/50	629	472,657
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	459	441,133
Arthur J Gallagher & Co.
3.50%, 05/20/51	963	684,437
3.05%, 03/09/52	200	129,561
5.75%, 03/02/53	844	841,676
6.75%, 02/15/54	535	602,623
5.75%, 07/15/54	455	454,924
5.55%, 02/15/55	1,405	1,367,973
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51	400	287,402
Athene Holding Ltd.
3.95%, 05/25/51	494	355,178
3.45%, 05/15/52(a)	500	325,851
6.25%, 04/01/54	875	870,745
6.63%, 05/19/55	400	418,554
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	300	326,811
4.40%, 05/15/42	676	632,078
4.30%, 05/15/43	563	506,912
4.20%, 08/15/48	2,159	1,841,828
4.25%, 01/15/49	1,879	1,614,870
2.85%, 10/15/50(a)	2,004	1,319,306
2.50%, 01/15/51(a)	928	569,349
3.85%, 03/15/52	2,392	1,879,694

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	$911	$ 865,375
Brighthouse Financial, Inc.
4.70%, 06/22/47(a)	485	379,859
3.85%, 12/22/51	250	163,155
Brown & Brown, Inc.
4.95%, 03/17/52	470	415,022
6.25%, 06/23/55	1,020	1,072,688
Chubb Corp.
6.00%, 05/11/37	700	764,055
Series 1, 6.50%, 05/15/38	326	369,857
Chubb INA Holdings LLC
6.70%, 05/15/36	300	343,782
4.15%, 03/13/43	447	391,452
4.35%, 11/03/45	1,559	1,382,804
2.85%, 12/15/51(a)	838	549,325
3.05%, 12/15/61	1,286	809,548
Corebridge Financial, Inc.
4.35%, 04/05/42	225	194,607
4.40%, 04/05/52(a)	1,405	1,162,782
Equitable Holdings, Inc., 5.00%, 04/20/48	942	865,031
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	375	341,709
3.50%, 10/15/50	1,113	787,457
3.13%, 10/15/52	715	458,626
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54	890	941,767
6.10%, 03/15/55	500	514,853
Fidelity National Financial, Inc., 3.20%, 09/17/51	522	336,328
Hartford Insurance Group, Inc.
5.95%, 10/15/36	200	216,519
6.10%, 10/01/41	376	403,896
4.30%, 04/15/43	200	174,521
4.40%, 03/15/48	500	434,124
3.60%, 08/19/49	656	496,559
2.90%, 09/15/51	629	410,133
Jackson Financial, Inc., 4.00%, 11/23/51	500	357,179
Lincoln National Corp.
6.30%, 10/09/37	363	390,128
7.00%, 06/15/40	450	510,188
4.35%, 03/01/48	115	94,423
Loews Corp., 4.13%, 05/15/43	675	580,983
Manulife Financial Corp., 5.38%, 03/04/46	679	682,013
Markel Group, Inc.
5.00%, 04/05/46	525	477,611
4.30%, 11/01/47	220	181,274
5.00%, 05/20/49	600	539,485
4.15%, 09/17/50	213	167,753
3.45%, 05/07/52	575	397,633
6.00%, 05/16/54	615	631,555
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	375	364,363
5.35%, 11/15/44	230	228,197
4.35%, 01/30/47	513	441,156
4.20%, 03/01/48	538	451,239
4.90%, 03/15/49	2,029	1,867,392
2.90%, 12/15/51(a)	518	334,066
6.25%, 11/01/52(a)	400	440,022
5.45%, 03/15/53	460	454,531
5.70%, 09/15/53	625	641,405
5.45%, 03/15/54	550	545,785
5.40%, 03/15/55(a)	1,360	1,338,220
MetLife, Inc.
5.88%, 02/06/41	655	693,496
Security	Par (000)	Value
Insurance (continued)
MetLife, Inc. (continued)
4.13%, 08/13/42	$825	$ 710,626
4.88%, 11/13/43	1,036	974,634
4.72%, 12/15/44	450	413,025
4.05%, 03/01/45	1,013	848,661
4.60%, 05/13/46	893	820,525
5.00%, 07/15/52	1,185	1,106,427
5.25%, 01/15/54(a)	900	871,468
Nationwide Financial Services, Inc., 6.75%, 05/15/87	340	342,903
Old Republic International Corp., 3.85%, 06/11/51	550	404,045
Principal Financial Group, Inc.
6.05%, 10/15/36	300	326,528
4.63%, 09/15/42	250	229,458
4.35%, 05/15/43	300	263,243
4.30%, 11/15/46	288	247,678
5.50%, 03/15/53	325	327,440
Progressive Corp.
4.35%, 04/25/44	376	332,276
3.70%, 01/26/45	130	104,542
4.13%, 04/15/47	763	644,374
4.20%, 03/15/48	513	435,915
3.95%, 03/26/50	563	454,407
3.70%, 03/15/52	655	507,459
Prudential Financial, Inc.
5.70%, 12/14/36(a)	900	955,575
6.63%, 12/01/37	375	427,787
3.00%, 03/10/40	579	452,742
6.63%, 06/21/40(a)	200	229,473
4.60%, 05/15/44	463	415,757
3.91%, 12/07/47	663	529,900
4.42%, 03/27/48	450	387,158
3.94%, 12/07/49	1,077	852,617
4.35%, 02/25/50(a)	1,054	894,194
3.70%, 03/13/51	1,211	916,370
Selective Insurance Group, Inc., 5.38%, 03/01/49	300	278,688
Transatlantic Holdings, Inc., 8.00%, 11/30/39	300	378,290
Travelers Cos., Inc.
6.75%, 06/20/36	163	187,904
6.25%, 06/15/37	963	1,073,068
5.35%, 11/01/40	750	764,581
4.60%, 08/01/43	302	277,178
4.30%, 08/25/45	363	315,655
3.75%, 05/15/46	550	439,559
4.00%, 05/30/47	713	590,532
4.05%, 03/07/48	350	289,472
4.10%, 03/04/49	488	404,732
2.55%, 04/27/50	575	354,013
3.05%, 06/08/51	1,229	831,107
5.45%, 05/25/53	650	654,286
5.70%, 07/24/55	570	591,187
Unum Group
5.75%, 08/15/42	463	463,313
4.50%, 12/15/49	313	256,400
4.13%, 06/15/51	475	363,719
6.00%, 06/15/54(a)	530	534,382
W R Berkley Corp.
4.75%, 08/01/44	350	325,127
4.00%, 05/12/50	313	247,141
3.55%, 03/30/52	363	261,432
3.15%, 09/30/61	500	318,882
Willis North America, Inc.
5.05%, 09/15/48	100	91,289
3.88%, 09/15/49	630	480,701
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Willis North America, Inc. (continued)
5.90%, 03/05/54	$850	$ 860,298
XL Group Ltd., 5.25%, 12/15/43	300	291,890
		83,765,314
Interactive Media & Services — 1.5%
Alphabet, Inc.
1.90%, 08/15/40	1,091	746,276
2.05%, 08/15/50(a)	2,310	1,300,783
5.25%, 05/15/55	1,505	1,490,781
2.25%, 08/15/60(a)	2,251	1,196,384
5.30%, 05/15/65	1,335	1,311,516
Meta Platforms, Inc.
5.50%, 11/15/45	6,400	6,340,641
4.45%, 08/15/52	3,274	2,741,271
5.60%, 05/15/53	2,395	2,374,918
5.40%, 08/15/54	3,015	2,899,513
5.63%, 11/15/55	3,100	3,076,163
4.65%, 08/15/62	1,500	1,245,999
5.75%, 05/15/63	1,740	1,735,158
5.55%, 08/15/64	1,925	1,863,414
5.75%, 11/15/65	5,680	5,620,789
Netflix, Inc., 5.40%, 08/15/54	1,200	1,189,605
		35,133,211
Internet Software & Services — 1.1%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	1,078	1,004,323
2.70%, 02/09/41(a)	950	719,891
4.20%, 12/06/47	1,751	1,524,296
3.15%, 02/09/51	1,166	828,381
5.63%, 11/26/54	200	211,486
4.40%, 12/06/57	478	416,540
3.25%, 02/09/61(a)	1,150	788,491
Amazon.com, Inc.
3.88%, 08/22/37	2,129	1,956,607
2.88%, 05/12/41	2,185	1,672,990
4.95%, 12/05/44(a)	1,438	1,409,835
4.05%, 08/22/47	3,048	2,559,811
2.50%, 06/03/50	3,029	1,859,287
3.10%, 05/12/51	3,759	2,578,077
3.95%, 04/13/52	1,951	1,570,219
4.25%, 08/22/57	1,634	1,354,746
2.70%, 06/03/60	2,529	1,477,821
3.25%, 05/12/61(a)	1,879	1,245,928
4.10%, 04/13/62	1,054	837,434
eBay, Inc.
4.00%, 07/15/42	800	666,663
3.65%, 05/10/51	913	685,713
JD.com, Inc., 4.13%, 01/14/50(a)	450	379,178
Uber Technologies, Inc., 5.35%, 09/15/54	1,310	1,266,106
		27,013,823
IT Services — 0.9%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	766	571,683
4.50%, 08/15/46(a)	100	84,457
Fiserv, Inc., 4.40%, 07/01/49	1,727	1,385,577
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	950	927,881
5.30%, 02/05/54	1,350	1,278,928
International Business Machines Corp.
4.15%, 05/15/39	2,270	2,040,670
5.60%, 11/30/39	850	885,526
2.85%, 05/15/40	655	495,426
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
4.00%, 06/20/42	$1,152	$ 976,657
4.70%, 02/19/46	691	625,661
4.25%, 05/15/49	2,595	2,141,069
2.95%, 05/15/50	764	500,363
3.43%, 02/09/52	350	247,216
4.90%, 07/27/52(a)	800	721,380
5.10%, 02/06/53	450	418,174
5.70%, 02/10/55	600	597,424
7.13%, 12/01/96(a)	150	183,262
Kyndryl Holdings, Inc., 4.10%, 10/15/41	529	425,046
Oracle Corp.
5.88%, 09/26/45	2,890	2,780,805
5.95%, 09/26/55	3,455	3,275,097
6.10%, 09/26/65	2,205	2,095,626
		22,657,928
Leisure Products — 0.1%
Brunswick Corp., 5.10%, 04/01/52(a)	329	265,341
Harley-Davidson, Inc., 4.63%, 07/28/45	246	203,822
Hasbro, Inc.
6.35%, 03/15/40	463	488,188
5.10%, 05/15/44	255	226,923
Mattel, Inc., 5.45%, 11/01/41	250	232,830
		1,417,104
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 08/15/36(a)	690	770,649
5.20%, 05/27/41	394	399,465
3.80%, 08/15/42	1,703	1,448,558
4.30%, 05/15/44	175	156,016
3.25%, 09/19/49	1,029	749,933
3.25%, 04/09/50	1,054	768,190
5.50%, 05/15/55	80	82,188
4.75%, 05/15/64	325	295,313
Deere & Co.
3.90%, 06/09/42	1,179	1,025,323
2.88%, 09/07/49	317	217,074
3.75%, 04/15/50	675	537,229
5.70%, 01/19/55(a)	630	662,668
Dover Corp., 5.38%, 03/01/41	200	201,048
Ingersoll Rand, Inc., 5.70%, 06/15/54	440	448,013
Otis Worldwide Corp.
3.11%, 02/15/40	654	511,386
3.36%, 02/15/50	676	485,428
Rockwell Automation, Inc.
4.20%, 03/01/49	504	429,308
2.80%, 08/15/61	260	156,619
Snap-on, Inc.
4.10%, 03/01/48(a)	350	292,255
3.10%, 05/01/50	404	281,203
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	339,339
4.85%, 11/15/48	263	230,165
2.75%, 11/15/50	775	461,684
Xylem, Inc., 4.38%, 11/01/46(a)	213	182,411
		11,131,465
Media — 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38	629	582,237
3.50%, 06/01/41	779	560,395
3.50%, 03/01/42	1,263	894,927

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued)
6.48%, 10/23/45	$3,301	$ 3,188,569
5.38%, 05/01/47	2,243	1,902,114
5.75%, 04/01/48	2,134	1,884,023
5.13%, 07/01/49	1,229	996,302
4.80%, 03/01/50	2,526	1,964,482
3.70%, 04/01/51	2,271	1,476,866
3.90%, 06/01/52	2,525	1,657,762
5.25%, 04/01/53(a)	1,502	1,222,926
6.83%, 10/23/55(a)	263	261,605
6.70%, 12/01/55(a)	450	444,062
3.85%, 04/01/61(a)	2,667	1,630,764
4.40%, 12/01/61	1,429	967,776
3.95%, 06/30/62	1,943	1,202,171
5.50%, 04/01/63	500	406,369
Comcast Corp.
6.50%, 11/15/35	200	222,019
3.20%, 07/15/36(a)	1,213	1,023,122
6.45%, 03/15/37	350	388,607
3.90%, 03/01/38	1,363	1,189,040
4.60%, 10/15/38	1,070	996,491
6.55%, 07/01/39	200	224,649
3.25%, 11/01/39	1,579	1,243,028
3.75%, 04/01/40	1,529	1,271,986
4.65%, 07/15/42	375	333,133
4.75%, 03/01/44	308	272,001
4.60%, 08/15/45	436	375,587
3.40%, 07/15/46	1,413	1,009,045
4.00%, 08/15/47	1,163	903,431
3.97%, 11/01/47	2,393	1,838,632
4.00%, 03/01/48	1,263	974,495
4.70%, 10/15/48	1,536	1,310,419
4.00%, 11/01/49	2,339	1,770,344
3.45%, 02/01/50	2,000	1,374,563
2.80%, 01/15/51	1,950	1,166,792
2.89%, 11/01/51	4,559	2,756,701
2.45%, 08/15/52(a)	2,384	1,293,613
4.05%, 11/01/52	597	448,059
5.35%, 05/15/53(a)	1,590	1,463,394
5.65%, 06/01/54	690	660,631
6.05%, 05/15/55(a)	1,000	1,009,971
2.94%, 11/01/56	5,851	3,398,177
4.95%, 10/15/58	629	541,143
2.65%, 08/15/62	1,300	667,244
2.99%, 11/01/63	3,329	1,854,314
5.50%, 05/15/64	1,065	981,093
Fox Corp.
5.48%, 01/25/39	879	883,908
5.58%, 01/25/49(a)	1,129	1,096,260
Grupo Televisa SAB
6.63%, 01/15/40	513	470,565
5.00%, 05/13/45(a)	650	452,044
6.13%, 01/31/46	902	723,278
5.25%, 05/24/49	601	418,370
NBCUniversal Media LLC
6.40%, 04/30/40	300	327,966
5.95%, 04/01/41(a)	516	538,023
4.45%, 01/15/43	680	582,351
Paramount Global
6.88%, 04/30/36	563	591,339
5.90%, 10/15/40	200	183,692
Security	Par (000)	Value
Media (continued)
Paramount Global (continued)
4.85%, 07/01/42	$443	$ 356,457
4.38%, 03/15/43	686	519,056
5.85%, 09/01/43	161	144,462
5.25%, 04/01/44	163	135,035
4.90%, 08/15/44	279	220,578
4.60%, 01/15/45	600	458,247
4.95%, 05/19/50	629	490,723
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,498,860
7.30%, 07/01/38	1,425	1,535,398
6.75%, 06/15/39	1,626	1,666,595
5.88%, 11/15/40	1,188	1,103,662
5.50%, 09/01/41	1,275	1,145,960
4.50%, 09/15/42	1,663	1,315,453
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	225	204,144
3.70%, 12/01/42	500	409,719
4.13%, 06/01/44	488	415,734
3.00%, 07/30/46	600	422,335
Series E, 4.13%, 12/01/41	538	471,083
Walt Disney Co.
6.40%, 12/15/35	903	1,024,729
6.15%, 03/01/37	300	332,353
6.65%, 11/15/37	1,186	1,371,102
4.63%, 03/23/40	854	821,785
3.50%, 05/13/40(a)	1,275	1,069,162
6.15%, 02/15/41(a)	650	715,919
5.40%, 10/01/43	650	658,967
4.75%, 09/15/44	513	476,730
4.95%, 10/15/45	150	141,833
7.75%, 12/01/45	250	325,218
4.75%, 11/15/46	373	343,757
2.75%, 09/01/49	2,379	1,536,056
4.70%, 03/23/50(a)	1,552	1,416,144
3.60%, 01/13/51	2,724	2,074,463
3.80%, 05/13/60	1,189	893,878
		86,188,467
Metals & Mining — 1.2%
ArcelorMittal SA
7.00%, 10/15/39	696	784,376
6.75%, 03/01/41	225	246,003
6.35%, 06/17/54(a)	475	497,928
Barrick Gold Corp., 5.25%, 04/01/42	500	495,531
Barrick North America Finance LLC
5.70%, 05/30/41	613	630,619
5.75%, 05/01/43	663	685,643
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	913	970,385
BHP Billiton Finance USA Ltd.
5.00%, 02/15/36(a)	445	451,598
4.13%, 02/24/42	813	715,639
5.00%, 09/30/43	2,434	2,344,232
5.50%, 09/08/53(a)	685	696,571
5.75%, 09/05/55	1,210	1,261,986
Freeport-McMoRan, Inc., 5.45%, 03/15/43	1,344	1,304,211
Newmont Corp.
4.88%, 03/15/42	413	400,091
5.45%, 06/09/44	330	333,460
Newmont Corp./Newcrest Finance Pty. Ltd., 4.20%, 05/13/50(a)	325	273,313
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Nucor Corp.
6.40%, 12/01/37	$550	$ 617,311
5.20%, 08/01/43	350	344,797
4.40%, 05/01/48	350	301,663
3.85%, 04/01/52	650	502,923
2.98%, 12/15/55(a)	238	149,322
Precision Castparts Corp.
3.90%, 01/15/43	400	338,361
4.38%, 06/15/45	213	187,857
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,188	1,193,375
2.75%, 11/02/51	1,189	749,114
Rio Tinto Finance USA PLC
4.75%, 03/22/42	663	624,032
4.13%, 08/21/42	788	687,207
5.13%, 03/09/53	1,280	1,217,898
5.75%, 03/14/55	1,455	1,503,369
5.88%, 03/14/65	625	654,831
Southern Copper Corp.
6.75%, 04/16/40	719	820,334
5.25%, 11/08/42	1,300	1,261,030
5.88%, 04/23/45	1,238	1,291,413
Steel Dynamics, Inc.
3.25%, 10/15/50	721	499,830
5.75%, 05/15/55(a)	350	357,040
Vale Overseas Ltd.
6.88%, 11/21/36	929	1,053,918
6.88%, 11/10/39(a)	236	267,827
6.40%, 06/28/54	1,675	1,745,460
Vale SA, 5.63%, 09/11/42	579	593,682
Valmont Industries, Inc., 5.00%, 10/01/44	729	686,315
		29,740,495
Multi-Utilities — 0.8%
Atmos Energy Corp.
5.50%, 06/15/41	450	465,527
4.15%, 01/15/43(a)	476	412,222
4.13%, 10/15/44	815	696,360
4.30%, 10/01/48	788	670,250
4.13%, 03/15/49	115	94,385
3.38%, 09/15/49	570	414,403
2.85%, 02/15/52(a)	200	128,401
5.75%, 10/15/52	500	516,469
6.20%, 11/15/53(a)	550	605,912
5.00%, 12/15/54(a)	400	372,160
5.45%, 01/15/56(a)	565	560,510
CenterPoint Energy Resources Corp., 5.85%, 01/15/41	163	170,083
NiSource, Inc.
5.95%, 06/15/41(a)	519	544,621
5.25%, 02/15/43	151	146,999
4.80%, 02/15/44	963	877,599
5.65%, 02/01/45	678	678,673
4.38%, 05/15/47	688	582,134
3.95%, 03/30/48(a)	775	618,338
5.00%, 06/15/52	450	408,321
5.85%, 04/01/55	1,500	1,530,514
ONE Gas, Inc.
4.66%, 02/01/44	563	510,910
4.50%, 11/01/48	350	303,134
Piedmont Natural Gas Co., Inc.
4.65%, 08/01/43	255	233,122
Security	Par (000)	Value
Multi-Utilities (continued)
Piedmont Natural Gas Co., Inc. (continued)
3.64%, 11/01/46	$255	$ 193,057
3.35%, 06/01/50(a)	604	424,909
5.05%, 05/15/52	125	113,696
Southern California Gas Co.
5.13%, 11/15/40	75	74,055
3.75%, 09/15/42	600	486,960
6.35%, 11/15/52(a)	625	686,523
5.75%, 06/01/53	520	529,028
5.60%, 04/01/54	450	453,667
6.00%, 06/15/55	750	787,960
Series UU, 4.13%, 06/01/48	413	335,102
Series VV, 4.30%, 01/15/49	304	253,274
Series WW, 3.95%, 02/15/50	150	117,001
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	625	653,859
4.40%, 06/01/43(a)	236	204,346
3.95%, 10/01/46	720	576,638
4.40%, 05/30/47	400	338,546
Series 2021-A, 3.15%, 09/30/51	695	456,305
Southwest Gas Corp.
4.15%, 06/01/49	400	325,478
3.18%, 08/15/51	345	241,069
Spire Missouri, Inc., 3.30%, 06/01/51	400	277,763
Washington Gas Light Co.
3.65%, 09/15/49	513	377,480
Series K, 3.80%, 09/15/46	350	271,020
		19,718,783
Office REITs — 0.0%
Kilroy Realty LP, 6.25%, 01/15/36	300	309,325
Oil, Gas & Consumable Fuels — 8.2%
APA Corp.
5.35%, 07/01/49	375	311,357
6.75%, 02/15/55(a)	400	399,160
BP Capital Markets America, Inc.
3.06%, 06/17/41	1,530	1,172,032
3.00%, 02/24/50	1,929	1,283,901
2.77%, 11/10/50(a)	1,684	1,067,310
2.94%, 06/04/51(a)	2,042	1,328,930
3.00%, 03/17/52(a)	963	630,806
3.38%, 02/08/61	2,077	1,386,876
Burlington Resources LLC, 5.95%, 10/15/36	250	270,151
Canadian Natural Resources Ltd.
6.50%, 02/15/37	400	434,959
6.25%, 03/15/38	1,000	1,064,020
6.75%, 02/01/39	250	275,370
4.95%, 06/01/47	843	749,416
Cenovus Energy, Inc.
5.25%, 06/15/37	390	380,603
6.75%, 11/15/39(a)	628	693,370
5.40%, 06/15/47	777	721,379
3.75%, 02/15/52(a)	209	148,484
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	563	470,248
Chevron Corp., 3.08%, 05/11/50	1,600	1,112,087
Chevron USA, Inc.
6.00%, 03/01/41	350	384,086
5.25%, 11/15/43	250	253,053
2.34%, 08/12/50	838	498,802
CNOOC Finance 2013 Ltd.
4.25%, 05/09/43	250	233,538

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CNOOC Finance 2013 Ltd. (continued)
3.30%, 09/30/49	$600	$ 471,845
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	184,630
CNOOC Petroleum North America ULC
6.40%, 05/15/37	550	653,439
7.50%, 07/30/39	200	265,365
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	425	422,110
ConocoPhillips
5.90%, 05/15/38	25	27,001
6.50%, 02/01/39	1,650	1,859,532
4.88%, 10/01/47	500	456,043
ConocoPhillips Co.
3.76%, 03/15/42	830	685,475
4.30%, 11/15/44	529	457,246
5.95%, 03/15/46	400	422,116
3.80%, 03/15/52	1,388	1,046,028
5.30%, 05/15/53(a)	480	455,859
5.55%, 03/15/54(a)	940	927,004
5.50%, 01/15/55(a)	1,415	1,380,585
4.03%, 03/15/62	1,555	1,159,286
5.70%, 09/15/63	850	841,673
5.65%, 01/15/65	590	580,221
Continental Resources, Inc., 4.90%, 06/01/44	543	438,451
Coterra Energy, Inc., 5.90%, 02/15/55	760	730,178
DCP Midstream Operating LP, 5.60%, 04/01/44	250	242,810
Devon Energy Corp.
5.60%, 07/15/41	513	494,029
4.75%, 05/15/42	819	710,389
5.00%, 06/15/45	763	659,419
5.75%, 09/15/54	1,220	1,122,552
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	663	538,911
4.25%, 03/15/52	475	375,708
6.25%, 03/15/53	800	819,019
5.75%, 04/18/54	1,360	1,308,365
5.90%, 04/18/64	950	910,787
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	1,175	1,156,057
6.20%, 01/15/55	130	137,243
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	300	271,017
4.60%, 12/15/44	600	528,359
Enbridge Energy Partners LP
5.50%, 09/15/40	375	375,402
7.38%, 10/15/45	335	396,090
Series B, 7.50%, 04/15/38	350	412,964
Enbridge, Inc.
4.50%, 06/10/44	613	525,027
5.50%, 12/01/46	1,050	1,041,686
4.00%, 11/15/49	454	350,239
3.40%, 08/01/51	1,139	785,648
6.70%, 11/15/53	1,135	1,265,911
5.95%, 04/05/54(a)	1,260	1,296,048
Energy Transfer LP
6.63%, 10/15/36	370	402,692
7.50%, 07/01/38	500	579,340
6.05%, 06/01/41	700	707,404
6.50%, 02/01/42	963	1,012,447
6.10%, 02/15/42	250	253,565
4.95%, 01/15/43	438	390,013
5.15%, 02/01/43	413	373,320
5.95%, 10/01/43	397	390,666
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.30%, 04/01/44	$826	$ 749,853
5.00%, 05/15/44	413	363,493
5.15%, 03/15/45	1,279	1,139,360
5.35%, 05/15/45	913	833,744
6.13%, 12/15/45	1,036	1,033,911
5.30%, 04/15/47	1,020	916,349
5.40%, 10/01/47	1,079	975,236
6.00%, 06/15/48	1,000	975,612
6.25%, 04/15/49	1,629	1,625,304
5.00%, 05/15/50	2,200	1,869,006
5.95%, 05/15/54	1,975	1,905,308
6.05%, 09/01/54	875	850,880
6.20%, 04/01/55	750	745,366
Series 20Y, 5.80%, 06/15/38	350	355,938
Enterprise Products Operating LLC
5.20%, 01/15/36	1,325	1,350,030
7.55%, 04/15/38	400	484,241
6.13%, 10/15/39	600	653,435
6.45%, 09/01/40	600	671,379
5.95%, 02/01/41	697	739,381
4.85%, 08/15/42	850	793,368
4.45%, 02/15/43	1,308	1,162,690
4.85%, 03/15/44	1,829	1,696,528
5.10%, 02/15/45	1,186	1,127,932
4.90%, 05/15/46	1,161	1,068,428
4.25%, 02/15/48	1,279	1,067,782
4.80%, 02/01/49	929	833,810
4.20%, 01/31/50	1,078	883,165
3.70%, 01/31/51	625	468,173
3.20%, 02/15/52	1,204	817,742
3.30%, 02/15/53	631	431,862
4.95%, 10/15/54	550	498,343
5.55%, 02/16/55	1,225	1,213,673
3.95%, 01/31/60	800	599,315
EOG Resources, Inc.
5.35%, 01/15/36	775	796,773
4.95%, 04/15/50	613	558,899
5.65%, 12/01/54(a)	855	855,360
5.95%, 07/15/55	340	354,782
Equinor ASA
3.63%, 04/06/40	829	705,992
5.10%, 08/17/40	911	913,806
4.25%, 11/23/41	500	452,970
3.95%, 05/15/43	1,250	1,062,451
4.80%, 11/08/43	450	428,281
3.25%, 11/18/49	945	677,005
3.70%, 04/06/50	1,004	780,422
Exxon Mobil Corp.
3.00%, 08/16/39	713	573,085
4.23%, 03/19/40	1,844	1,697,226
3.57%, 03/06/45	1,025	818,477
4.11%, 03/01/46	2,504	2,135,244
3.10%, 08/16/49	1,318	920,161
4.33%, 03/19/50	2,518	2,162,660
3.45%, 04/15/51	2,465	1,812,884
Hess Corp.
6.00%, 01/15/40	675	735,272
5.60%, 02/15/41	1,079	1,126,898
5.80%, 04/01/47(a)	604	631,479
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	576	628,245
6.95%, 01/15/38	1,286	1,450,401
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP (continued)
6.50%, 09/01/39	$600	$ 653,806
6.55%, 09/15/40	550	599,623
7.50%, 11/15/40	300	354,077
6.38%, 03/01/41	413	441,076
5.63%, 09/01/41	300	299,274
5.00%, 08/15/42	650	600,961
4.70%, 11/01/42	400	355,166
5.00%, 03/01/43	763	703,751
5.50%, 03/01/44	745	723,589
5.40%, 09/01/44	363	347,091
Kinder Morgan, Inc.
5.55%, 06/01/45	1,486	1,445,357
5.05%, 02/15/46	770	699,291
5.20%, 03/01/48	486	447,738
3.25%, 08/01/50	500	332,969
3.60%, 02/15/51(a)	1,829	1,291,946
5.45%, 08/01/52	225	212,574
5.95%, 08/01/54(a)	820	828,840
Marathon Petroleum Corp.
6.50%, 03/01/41	1,425	1,529,979
4.75%, 09/15/44	763	662,622
4.50%, 04/01/48	259	209,762
5.00%, 09/15/54(a)	650	552,347
MPLX LP
4.50%, 04/15/38	1,425	1,293,055
5.20%, 03/01/47	1,029	923,435
5.20%, 12/01/47	813	729,580
4.70%, 04/15/48	1,586	1,324,209
5.50%, 02/15/49	1,504	1,394,504
4.95%, 03/14/52	1,321	1,127,279
5.65%, 03/01/53	690	648,559
5.95%, 04/01/55	900	875,905
6.20%, 09/15/55	755	761,105
4.90%, 04/15/58	250	208,459
Occidental Petroleum Corp.
6.45%, 09/15/36	1,300	1,379,730
7.95%, 06/15/39	275	323,995
6.20%, 03/15/40	700	715,738
6.60%, 03/15/46(a)	750	781,098
4.40%, 04/15/46	575	456,547
4.20%, 03/15/48	450	339,219
6.05%, 10/01/54(a)	990	966,448
ONEOK Partners LP
6.65%, 10/01/36	500	543,578
6.85%, 10/15/37	500	551,007
6.13%, 02/01/41	575	589,536
6.20%, 09/15/43	250	254,795
ONEOK, Inc.
5.15%, 10/15/43	600	549,218
5.60%, 04/01/44	300	283,719
5.05%, 04/01/45	400	352,913
4.25%, 09/15/46	563	442,353
5.45%, 06/01/47	350	320,922
4.95%, 07/13/47	504	436,463
4.20%, 10/03/47	460	357,963
5.20%, 07/15/48	763	681,167
4.85%, 02/01/49(a)	550	469,289
4.45%, 09/01/49	625	500,785
3.95%, 03/01/50	811	592,289
4.50%, 03/15/50	413	336,432
7.15%, 01/15/51	250	276,956
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc. (continued)
6.63%, 09/01/53	$950	$ 1,000,179
5.70%, 11/01/54	1,700	1,594,457
6.25%, 10/15/55	1,400	1,404,664
5.85%, 11/01/64	975	919,260
Ovintiv, Inc.
6.63%, 08/15/37	375	395,585
6.50%, 02/01/38	443	464,392
7.10%, 07/15/53	200	213,821
Phillips 66
5.88%, 05/01/42	1,326	1,350,448
4.88%, 11/15/44	1,636	1,457,742
3.30%, 03/15/52(a)	1,067	709,554
Phillips 66 Co.
4.68%, 02/15/45	600	513,641
4.90%, 10/01/46	713	629,344
5.65%, 06/15/54	450	430,769
5.50%, 03/15/55(a)	775	727,203
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/36	335	338,516
6.65%, 01/15/37	800	868,805
5.15%, 06/01/42	350	319,128
4.30%, 01/31/43	300	244,969
4.70%, 06/15/44	720	616,648
4.90%, 02/15/45	579	508,686
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	389	407,676
Shell Finance U.S., Inc.
4.55%, 08/12/43	1,259	1,145,647
4.38%, 05/11/45	2,373	2,080,648
4.00%, 05/10/46	1,736	1,433,887
3.75%, 09/12/46	1,295	1,029,220
3.25%, 04/06/50(a)	1,239	878,893
Shell International Finance BV
6.38%, 12/15/38	2,676	3,023,296
5.50%, 03/25/40	525	544,905
2.88%, 11/26/41	563	418,420
3.63%, 08/21/42	600	487,977
4.38%, 05/11/45	500	442,798
3.13%, 11/07/49	1,378	952,794
3.25%, 04/06/50	600	418,595
3.00%, 11/26/51(a)	650	434,036
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54	550	532,756
Spectra Energy Partners LP
5.95%, 09/25/43	100	102,142
4.50%, 03/15/45	810	700,996
Suncor Energy, Inc.
6.80%, 05/15/38	483	532,998
6.50%, 06/15/38	250	270,553
6.85%, 06/01/39	613	682,867
4.00%, 11/15/47	829	635,126
3.75%, 03/04/51(a)	721	520,518
Targa Resources Corp.
5.65%, 02/15/36(a)	675	692,233
4.95%, 04/15/52	852	729,059
6.25%, 07/01/52	350	357,751
6.50%, 02/15/53	850	893,712
6.13%, 05/15/55	620	622,612
TotalEnergies Capital International SA
2.99%, 06/29/41	350	265,194
3.46%, 07/12/49	863	633,805
3.13%, 05/29/50	1,804	1,236,333

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TotalEnergies Capital International SA (continued)
3.39%, 06/29/60	$429	$ 286,804
TotalEnergies Capital SA
5.49%, 04/05/54(a)	1,575	1,553,458
5.28%, 09/10/54	950	911,336
5.64%, 04/05/64	925	919,159
5.43%, 09/10/64	1,250	1,198,944
TransCanada PipeLines Ltd.
5.85%, 03/15/36	600	629,972
6.20%, 10/15/37	880	944,793
7.25%, 08/15/38	513	593,594
7.63%, 01/15/39	863	1,035,726
6.10%, 06/01/40	800	846,829
4.88%, 05/15/48	500	451,993
5.10%, 03/15/49	1,185	1,113,186
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	150	148,322
4.45%, 08/01/42	438	383,416
4.60%, 03/15/48	780	679,270
3.95%, 05/15/50	513	401,824
Valero Energy Corp.
6.63%, 06/15/37	1,750	1,938,366
4.90%, 03/15/45(a)	413	370,412
3.65%, 12/01/51	675	474,037
4.00%, 06/01/52(a)	119	88,381
Western Midstream Operating LP
5.45%, 04/01/44	580	523,217
5.30%, 03/01/48	575	496,289
5.50%, 08/15/48	400	351,846
5.25%, 02/01/50	800	691,005
Williams Cos., Inc.
6.30%, 04/15/40	1,313	1,416,389
5.80%, 11/15/43	100	100,821
5.40%, 03/04/44	229	222,013
5.75%, 06/24/44	779	784,876
4.90%, 01/15/45	263	238,579
5.10%, 09/15/45	845	783,026
4.85%, 03/01/48	613	543,665
3.50%, 10/15/51	800	568,161
5.30%, 08/15/52	1,020	957,886
5.80%, 11/15/54(a)	900	903,807
6.00%, 03/15/55	395	407,691
Woodside Finance Ltd., 5.70%, 09/12/54(a)	600	576,088
		199,177,090
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	276,762
International Paper Co.
6.00%, 11/15/41	350	364,019
4.80%, 06/15/44	716	641,804
5.15%, 05/15/46	650	607,325
4.40%, 08/15/47	563	470,323
4.35%, 08/15/48	825	678,997
		3,039,230
Passenger Airlines — 0.1%
United Airlines 2024-1 Class AA Pass Through Trust, Series 2024-1, Class AA, 5.45%, 08/15/38(a)	676	696,296
Security	Par (000)	Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 07/15/37	$1,119	$ 1,173,032
Series 2024-1, Class A, 5.88%, 08/15/38	338	345,030
		2,214,358
Personal Care Products — 0.3%
Colgate-Palmolive Co.
4.00%, 08/15/45	550	470,375
3.70%, 08/01/47	720	577,809
Estee Lauder Cos., Inc.
6.00%, 05/15/37(a)	300	326,508
4.38%, 06/15/45	500	422,122
4.15%, 03/15/47	263	212,426
3.13%, 12/01/49	391	261,028
5.15%, 05/15/53(a)	330	314,377
Haleon U.S. Capital LLC, 4.00%, 03/24/52	650	522,698
Kenvue, Inc.
5.10%, 03/22/43(a)	630	601,431
5.05%, 03/22/53(a)	1,100	1,004,268
5.20%, 03/22/63	600	547,495
Procter & Gamble Co.
5.55%, 03/05/37	350	379,469
3.55%, 03/25/40	163	141,783
3.50%, 10/25/47	100	78,140
3.60%, 03/25/50	529	414,156
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	304	191,715
		6,465,800
Pharmaceuticals — 6.6%
AbbVie, Inc.
4.30%, 05/14/36	1,130	1,084,326
4.05%, 11/21/39	3,587	3,209,648
4.63%, 10/01/42	275	255,242
4.40%, 11/06/42	3,110	2,807,747
5.35%, 03/15/44	575	577,018
4.85%, 06/15/44	1,036	975,038
4.75%, 03/15/45	752	698,416
4.70%, 05/14/45	2,198	2,018,534
4.45%, 05/14/46(a)	1,961	1,734,744
4.88%, 11/14/48	1,754	1,628,485
4.25%, 11/21/49	5,581	4,696,802
5.40%, 03/15/54	3,190	3,166,708
5.60%, 03/15/55	730	747,471
5.50%, 03/15/64	1,390	1,388,152
AstraZeneca PLC
6.45%, 09/15/37	2,850	3,259,081
4.00%, 09/18/42	800	698,959
4.38%, 11/16/45	462	413,177
4.38%, 08/17/48	595	526,344
2.13%, 08/06/50	998	574,583
3.00%, 05/28/51	950	654,951
Becton Dickinson & Co.
4.69%, 12/15/44	844	755,281
4.67%, 06/06/47	1,538	1,360,212
3.79%, 05/20/50	897	683,205
Bristol-Myers Squibb Co.
4.13%, 06/15/39	2,213	2,010,385
2.35%, 11/13/40	925	655,777
3.55%, 03/15/42	1,440	1,166,863
3.25%, 08/01/42	500	387,167
5.50%, 02/22/44	240	243,493
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
4.50%, 03/01/44	$250	$ 223,296
4.63%, 05/15/44	350	318,095
5.00%, 08/15/45	775	737,858
4.35%, 11/15/47	1,360	1,162,974
4.55%, 02/20/48	1,142	1,000,367
4.25%, 10/26/49	3,976	3,315,423
2.55%, 11/13/50	1,739	1,051,316
3.70%, 03/15/52	1,693	1,269,426
6.25%, 11/15/53	780	850,920
5.55%, 02/22/54	2,465	2,449,300
3.90%, 03/15/62	1,064	780,076
6.40%, 11/15/63(a)	880	974,480
5.65%, 02/22/64	1,325	1,314,737
Cardinal Health, Inc.
4.60%, 03/15/43	300	264,231
4.50%, 11/15/44	500	432,223
4.90%, 09/15/45	770	700,096
4.37%, 06/15/47	513	431,518
5.75%, 11/15/54	400	406,151
Cencora, Inc.
4.25%, 03/01/45	363	307,604
4.30%, 12/15/47	338	282,341
CVS Health Corp.
4.78%, 03/25/38	4,573	4,292,438
6.13%, 09/15/39	200	208,948
4.13%, 04/01/40	610	521,960
2.70%, 08/21/40	300	214,368
5.30%, 12/05/43	700	661,887
6.00%, 06/01/44	875	886,434
5.13%, 07/20/45	3,106	2,818,291
5.05%, 03/25/48	6,992	6,259,316
4.25%, 04/01/50	521	411,302
5.63%, 02/21/53	1,275	1,207,278
5.88%, 06/01/53	1,340	1,315,293
6.05%, 06/01/54(a)	1,075	1,084,921
6.20%, 09/15/55(a)	1,000	1,026,866
6.00%, 06/01/63	615	605,698
6.25%, 09/15/65	560	569,840
Eli Lilly & Co.
5.55%, 03/15/37	400	430,608
3.70%, 03/01/45	529	430,775
3.95%, 05/15/47	550	455,150
3.95%, 03/15/49	900	736,143
2.25%, 05/15/50	1,775	1,037,111
4.88%, 02/27/53	1,210	1,127,591
5.00%, 02/09/54	1,660	1,571,787
5.05%, 08/14/54	1,250	1,188,351
5.50%, 02/12/55(a)	1,315	1,339,641
5.55%, 10/15/55	405	414,893
4.15%, 03/15/59	1,025	829,498
2.50%, 09/15/60	796	448,203
4.95%, 02/27/63	1,265	1,167,172
5.10%, 02/09/64	1,375	1,301,825
5.20%, 08/14/64	830	796,929
5.60%, 02/12/65	545	560,831
5.65%, 10/15/65	820	844,466
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	2,226	2,508,607
4.20%, 03/18/43	196	172,591
Johnson & Johnson
3.55%, 03/01/36	994	913,338
3.63%, 03/03/37	1,113	1,013,208
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson (continued)
5.95%, 08/15/37	$825	$ 925,665
3.40%, 01/15/38	1,025	904,592
5.85%, 07/15/38	700	773,685
2.10%, 09/01/40	476	336,858
4.50%, 09/01/40(a)	391	378,907
4.85%, 05/15/41	550	547,274
4.50%, 12/05/43	620	584,985
3.70%, 03/01/46	1,313	1,081,334
3.75%, 03/03/47	1,150	943,058
3.50%, 01/15/48	736	577,429
2.25%, 09/01/50	425	254,894
5.25%, 06/01/54	1,020	1,043,456
2.45%, 09/01/60	693	394,102
Mead Johnson Nutrition Co.
5.90%, 11/01/39	235	250,722
4.60%, 06/01/44	463	417,481
Merck & Co., Inc.
6.55%, 09/15/37(a)	350	404,174
3.90%, 03/07/39	763	683,199
2.35%, 06/24/40	1,059	766,735
3.60%, 09/15/42	550	448,730
4.15%, 05/18/43	795	692,484
4.90%, 05/17/44	800	760,323
3.70%, 02/10/45	1,551	1,248,701
4.00%, 03/07/49	1,854	1,508,983
2.45%, 06/24/50	979	589,930
2.75%, 12/10/51	1,921	1,215,076
5.00%, 05/17/53	1,570	1,476,701
5.70%, 09/15/55(a)	1,275	1,314,693
2.90%, 12/10/61	1,404	840,202
5.15%, 05/17/63	715	673,269
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	324,475
Mylan, Inc.
5.40%, 11/29/43	538	466,415
5.20%, 04/15/48	404	328,446
Novartis Capital Corp.
3.70%, 09/21/42	550	457,629
4.40%, 05/06/44	1,436	1,304,917
4.00%, 11/20/45	1,120	950,077
2.75%, 08/14/50	1,385	910,571
4.70%, 09/18/54	520	473,610
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	2,750	2,669,713
5.30%, 05/19/53	5,905	5,692,791
5.34%, 05/19/63	3,725	3,531,646
Pfizer, Inc.
4.00%, 12/15/36(a)	863	806,181
4.10%, 09/15/38	829	756,808
3.90%, 03/15/39	813	721,859
7.20%, 03/15/39	2,166	2,605,067
2.55%, 05/28/40	1,159	856,912
5.60%, 09/15/40	400	415,123
4.30%, 06/15/43	1,463	1,285,349
4.40%, 05/15/44	813	728,747
4.13%, 12/15/46	1,243	1,038,492
4.20%, 09/15/48	713	598,677
4.00%, 03/15/49(a)	1,279	1,038,943
2.70%, 05/28/50(a)	1,160	737,718
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,491	1,143,111
5.65%, 07/05/44	650	665,354
3.18%, 07/09/50	2,108	1,431,424

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd. (continued)
5.65%, 07/05/54	$400	$ 402,082
3.38%, 07/09/60	1,278	837,344
5.80%, 07/05/64	400	402,340
Takeda U.S. Financing, Inc., 5.90%, 07/07/55(a)	1,200	1,242,287
Utah Acquisition Sub, Inc., 5.25%, 06/15/46(a)	588	487,825
Viatris, Inc.
3.85%, 06/22/40	1,429	1,084,614
4.00%, 06/22/50	1,768	1,192,963
Wyeth LLC
6.00%, 02/15/36	100	109,130
5.95%, 04/01/37	1,563	1,692,966
Zoetis, Inc.
4.70%, 02/01/43	829	767,526
3.95%, 09/12/47	363	295,641
4.45%, 08/20/48	313	272,078
3.00%, 05/15/50	279	188,563
		160,976,855
Residential REITs — 0.2%
American Homes 4 Rent LP
3.38%, 07/15/51	250	170,623
4.30%, 04/15/52	450	361,662
AvalonBay Communities, Inc.
3.90%, 10/15/46	263	213,001
4.15%, 07/01/47	300	250,401
4.35%, 04/15/48	500	429,919
Camden Property Trust, 3.35%, 11/01/49	400	287,216
ERP Operating LP
4.50%, 07/01/44	447	398,784
4.50%, 06/01/45	413	367,778
4.00%, 08/01/47	200	163,113
Essex Portfolio LP
4.50%, 03/15/48(a)	350	304,378
2.65%, 09/01/50	329	201,752
Mid-America Apartments LP, 2.88%, 09/15/51	259	167,104
NNN REIT, Inc.
4.80%, 10/15/48	200	178,115
3.10%, 04/15/50(a)	429	282,229
3.50%, 04/15/51	350	247,683
3.00%, 04/15/52	528	336,097
Realty Income Corp.
4.65%, 03/15/47	800	717,995
5.38%, 09/01/54	455	446,376
		5,524,226
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40	600	691,003
4.75%, 03/15/42	526	485,903
4.25%, 10/01/44(a)	163	139,589
4.25%, 11/30/46(a)	488	412,175
3.25%, 09/13/49(a)	1,541	1,078,455
3.80%, 07/15/50	1,429	1,093,727
5.85%, 03/08/53	600	619,354
6.65%, 01/15/54(a)	115	130,898
		4,651,104
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc., 4.39%, 06/01/52	655	564,791
Analog Devices, Inc.
2.80%, 10/01/41	351	259,664
5.30%, 12/15/45	350	345,739
2.95%, 10/01/51	1,275	842,175
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc. (continued)
5.30%, 04/01/54	$350	$ 343,576
Applied Materials, Inc.
4.60%, 01/15/36	180	177,970
5.85%, 06/15/41	375	400,642
4.35%, 04/01/47	895	780,512
2.75%, 06/01/50(a)	838	547,296
Broadcom, Inc.
3.14%, 11/15/35(e)	3,168	2,744,811
4.80%, 02/15/36	2,295	2,275,515
3.19%, 11/15/36(e)	3,025	2,581,869
4.93%, 05/15/37(e)	2,250	2,245,558
4.90%, 02/15/38	1,630	1,609,831
3.50%, 02/15/41(a)	2,766	2,282,087
3.75%, 02/15/51(a)	1,935	1,499,698
Intel Corp.
4.60%, 03/25/40	725	656,017
2.80%, 08/12/41	657	462,197
4.80%, 10/01/41	740	667,840
4.25%, 12/15/42	500	413,491
5.63%, 02/10/43	980	964,125
4.90%, 07/29/45	750	665,895
4.10%, 05/19/46	1,073	841,222
4.10%, 05/11/47	1,113	860,434
3.73%, 12/08/47	2,009	1,475,836
3.25%, 11/15/49	1,775	1,175,641
4.75%, 03/25/50	2,356	1,990,985
3.05%, 08/12/51	1,250	790,921
4.90%, 08/05/52	1,775	1,520,879
5.70%, 02/10/53	1,585	1,523,249
5.60%, 02/21/54(a)	1,235	1,181,774
3.10%, 02/15/60	813	475,497
4.95%, 03/25/60	979	832,095
3.20%, 08/12/61	775	461,484
5.05%, 08/05/62	200	168,735
5.90%, 02/10/63	1,150	1,116,598
KLA Corp.
5.00%, 03/15/49	350	330,414
3.30%, 03/01/50	761	543,197
4.95%, 07/15/52	1,645	1,534,742
5.25%, 07/15/62	820	789,254
Lam Research Corp.
4.88%, 03/15/49	729	679,440
2.88%, 06/15/50(a)	829	551,798
3.13%, 06/15/60	475	305,493
Micron Technology, Inc.
6.05%, 11/01/35(a)	675	722,850
3.37%, 11/01/41	563	434,158
3.48%, 11/01/51	513	366,032
NVIDIA Corp.
3.50%, 04/01/40	1,188	1,018,889
3.50%, 04/01/50	2,093	1,596,739
3.70%, 04/01/60	193	146,551
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	913	692,606
3.13%, 02/15/42	813	604,120
3.25%, 11/30/51	175	117,261
QUALCOMM, Inc.
4.80%, 05/20/45	1,170	1,091,862
4.30%, 05/20/47	1,293	1,108,766
3.25%, 05/20/50	910	644,211
4.50%, 05/20/52	1,417	1,227,669
6.00%, 05/20/53	1,170	1,253,750
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.
3.88%, 03/15/39	$829	$ 739,679
4.15%, 05/15/48	1,504	1,254,153
2.70%, 09/15/51	450	281,082
4.10%, 08/16/52	345	279,970
5.00%, 03/14/53	795	743,972
5.15%, 02/08/54	575	550,757
5.05%, 05/18/63	950	872,437
TSMC Arizona Corp.
3.13%, 10/25/41(a)	916	753,209
3.25%, 10/25/51(a)	750	582,448
4.50%, 04/22/52	880	845,157
		60,409,315
Software — 2.6%
AppLovin Corp., 5.95%, 12/01/54	115	115,197
Electronic Arts, Inc., 2.95%, 02/15/51(a)	346	316,299
Intuit, Inc., 5.50%, 09/15/53(a)	985	986,422
Microsoft Corp.
4.20%, 11/03/35(a)	675	675,990
3.45%, 08/08/36	1,592	1,454,320
4.10%, 02/06/37	850	821,331
5.30%, 02/08/41	750	792,020
3.50%, 11/15/42	200	164,910
3.75%, 02/12/45	100	84,919
4.45%, 11/03/45(a)	1,000	935,385
3.70%, 08/08/46	1,229	1,007,995
4.25%, 02/06/47	1,150	1,035,103
4.50%, 06/15/47	350	321,813
2.53%, 06/01/50	6,111	3,837,158
2.50%, 09/15/50	1,860	1,160,097
2.92%, 03/17/52(a)	5,402	3,634,299
4.00%, 02/12/55	450	369,396
3.95%, 08/08/56	400	323,951
4.50%, 02/06/57	1,309	1,190,412
2.68%, 06/01/60(a)	3,208	1,903,988
3.04%, 03/17/62	1,940	1,247,925
MSCI, Inc., 03/15/36(d)	450	445,325
Oracle Corp.
3.85%, 07/15/36	1,370	1,194,613
3.80%, 11/15/37	670	567,676
6.50%, 04/15/38	1,200	1,285,477
6.13%, 07/08/39	1,413	1,457,493
3.60%, 04/01/40	3,009	2,358,582
5.38%, 07/15/40	2,329	2,221,040
3.65%, 03/25/41	2,560	1,991,106
4.50%, 07/08/44	913	754,588
4.13%, 05/15/45	1,041	804,483
4.00%, 07/15/46	3,191	2,389,838
4.00%, 11/15/47	1,918	1,435,330
3.60%, 04/01/50	4,569	3,096,175
3.95%, 03/25/51	3,484	2,479,779
6.90%, 11/09/52	1,250	1,333,021
5.55%, 02/06/53	2,375	2,131,857
5.38%, 09/27/54	1,555	1,362,798
4.38%, 05/15/55	1,711	1,290,649
6.00%, 08/03/55	900	860,737
3.85%, 04/01/60	4,191	2,769,908
4.10%, 03/25/61	2,300	1,589,870
5.50%, 09/27/64	1,275	1,110,537
6.13%, 08/03/65	750	718,216
Security	Par (000)	Value
Software (continued)
Salesforce, Inc.
2.70%, 07/15/41	$1,179	$ 864,976
2.90%, 07/15/51(a)	1,873	1,221,930
3.05%, 07/15/61(a)	1,270	793,167
Synopsys, Inc., 5.70%, 04/01/55	1,450	1,458,714
		62,366,815
Specialized REITs — 0.0%
Public Storage Operating Co., 5.35%, 08/01/53	675	665,596
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	680	506,707
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,278,379
2.38%, 02/08/41	600	430,939
3.85%, 05/04/43	3,325	2,835,398
4.45%, 05/06/44(a)	713	663,476
3.45%, 02/09/45	1,269	1,003,237
4.38%, 05/13/45	1,013	912,966
4.65%, 02/23/46	4,092	3,813,163
3.85%, 08/04/46	1,520	1,248,658
4.25%, 02/09/47	1,163	1,016,016
3.75%, 09/12/47	1,250	1,004,920
3.75%, 11/13/47	1,186	953,902
2.95%, 09/11/49	1,586	1,086,126
2.65%, 05/11/50	1,944	1,237,521
2.40%, 08/20/50	1,473	892,321
2.65%, 02/08/51	2,186	1,386,904
2.70%, 08/05/51	2,065	1,314,537
3.95%, 08/08/52(a)	1,850	1,497,881
4.85%, 05/10/53(a)	1,080	1,043,605
2.55%, 08/20/60	829	482,111
2.80%, 02/08/61	2,773	1,673,950
2.85%, 08/05/61	1,105	670,175
4.10%, 08/08/62	1,150	925,418
Dell International LLC/EMC Corp.
5.10%, 02/15/36	800	791,626
8.10%, 07/15/36(a)	951	1,156,773
3.38%, 12/15/41	1,429	1,099,048
8.35%, 07/15/46(a)	260	336,580
3.45%, 12/15/51(a)	1,253	876,357
Dell, Inc., 6.50%, 04/15/38	229	249,155
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	1,520	1,582,178
5.60%, 10/15/54	1,425	1,344,051
HP, Inc., 6.00%, 09/15/41(a)	838	858,442
		35,665,813
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,154	937,394
3.63%, 05/01/43	100	80,855
3.88%, 11/01/45	738	603,347
3.38%, 11/01/46	718	538,730
3.38%, 03/27/50	1,050	766,369
		2,926,695
Tobacco — 1.3%
Altria Group, Inc.
5.80%, 02/14/39	1,643	1,690,279
3.40%, 02/04/41	1,929	1,489,990
4.25%, 08/09/42	950	793,724
4.50%, 05/02/43	829	707,717

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Altria Group, Inc. (continued)
5.38%, 01/31/44(a)	$1,544	$ 1,501,184
3.88%, 09/16/46	1,636	1,245,009
5.95%, 02/14/49(a)	2,343	2,378,058
4.45%, 05/06/50	741	599,416
3.70%, 02/04/51	895	642,362
4.00%, 02/04/61(a)	1,229	896,942
BAT Capital Corp.
4.39%, 08/15/37	2,566	2,349,409
3.73%, 09/25/40	500	404,480
7.08%, 08/02/43	550	619,600
4.54%, 08/15/47	2,345	1,960,141
4.76%, 09/06/49	1,470	1,250,500
5.28%, 04/02/50	463	422,654
3.98%, 09/25/50	400	298,255
5.65%, 03/16/52	104	99,296
7.08%, 08/02/53	1,000	1,144,259
6.25%, 08/15/55(a)	400	415,509
Philip Morris International, Inc.
6.38%, 05/16/38	1,700	1,899,472
4.38%, 11/15/41	795	707,759
4.50%, 03/20/42	460	413,678
3.88%, 08/21/42	713	589,398
4.13%, 03/04/43	971	827,556
4.88%, 11/15/43	988	919,331
4.25%, 11/10/44	1,050	898,840
Reynolds American, Inc.
7.25%, 06/15/37	400	461,093
6.15%, 09/15/43	297	304,661
5.85%, 08/15/45	2,350	2,319,330
		30,249,902
Transportation Infrastructure — 0.5%
FedEx Corp.
3.25%, 05/15/41	733	548,208
3.88%, 08/01/42	500	386,807
4.10%, 04/15/43	500	401,218
4.10%, 02/01/45	625	487,595
4.40%, 01/15/47	763	613,428
4.95%, 10/17/48(a)	979	843,258
United Parcel Service, Inc.
6.20%, 01/15/38	1,426	1,576,904
5.20%, 04/01/40(a)	429	433,672
4.88%, 11/15/40	400	388,296
3.63%, 10/01/42	463	375,947
3.40%, 11/15/46	467	348,724
3.75%, 11/15/47	605	475,268
4.25%, 03/15/49	879	737,429
3.40%, 09/01/49	600	434,283
5.30%, 04/01/50(a)	679	663,669
5.05%, 03/03/53(a)	700	653,184
5.50%, 05/22/54	1,125	1,116,115
5.95%, 05/14/55	1,100	1,153,200
5.60%, 05/22/64	525	517,892
6.05%, 05/14/65	900	946,772
		13,101,869
Water Utilities — 0.3%
American Water Capital Corp.
6.59%, 10/15/37	800	906,387
4.30%, 12/01/42	325	284,908
4.30%, 09/01/45(a)	213	185,794
Security	Par (000)	Value
Water Utilities (continued)
American Water Capital Corp. (continued)
4.00%, 12/01/46	$280	$ 230,040
3.75%, 09/01/47	713	558,451
4.20%, 09/01/48	375	310,354
4.15%, 06/01/49(a)	513	421,468
3.45%, 05/01/50(a)	550	399,754
3.25%, 06/01/51	745	517,552
5.45%, 03/01/54	450	444,510
5.70%, 09/01/55	870	885,135
Essential Utilities, Inc.
4.28%, 05/01/49	600	488,801
3.35%, 04/15/50(a)	604	417,940
5.30%, 05/01/52	179	168,288
		6,219,382
Wireless Telecommunication Services — 1.6%
America Movil SAB de C.V.
6.13%, 11/15/37	425	460,106
6.13%, 03/30/40	1,675	1,801,906
4.38%, 07/16/42	671	593,316
4.38%, 04/22/49(a)	1,078	925,161
Orange SA
5.38%, 01/13/42	862	855,569
5.50%, 02/06/44	700	699,441
Rogers Communications, Inc.
7.50%, 08/15/38	275	320,646
4.50%, 03/15/42	826	716,999
4.50%, 03/15/43(a)	500	431,188
5.45%, 10/01/43	625	601,157
5.00%, 03/15/44	1,088	999,864
4.30%, 02/15/48(a)	986	802,479
3.70%, 11/15/49	589	434,996
4.55%, 03/15/52	1,923	1,577,732
T-Mobile USA, Inc.
4.38%, 04/15/40	2,211	1,982,029
3.00%, 02/15/41	2,359	1,763,979
4.50%, 04/15/50	2,550	2,135,106
3.30%, 02/15/51	3,500	2,363,975
3.40%, 10/15/52	2,259	1,539,637
5.65%, 01/15/53	1,850	1,816,235
5.75%, 01/15/54(a)	1,150	1,143,627
6.00%, 06/15/54	830	854,382
5.50%, 01/15/55	590	567,991
5.25%, 06/15/55	800	741,038
5.88%, 11/15/55	1,075	1,092,012
5.70%, 01/15/56	1,150	1,136,285
3.60%, 11/15/60	2,406	1,627,087
5.80%, 09/15/62	850	851,114
Vodafone Group PLC
6.15%, 02/27/37	449	489,724
5.00%, 05/30/38	550	541,019
4.38%, 02/19/43	475	412,470
5.25%, 05/30/48	1,350	1,269,786
4.88%, 06/19/49	1,693	1,496,248
4.25%, 09/17/50	717	572,950
5.63%, 02/10/53(a)	875	851,576
5.75%, 06/28/54	1,800	1,763,018
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued)
5.75%, 02/10/63	$625	$ 603,938
5.88%, 06/28/64	925	914,659
		39,750,445
Total Corporate Bonds — 88.8% (Cost: $2,295,721,839)		2,155,443,800
Foreign Agency Obligations
Chile — 0.6%
Chile Government International Bonds
4.95%, 01/05/36	1,500	1,518,148
5.65%, 01/13/37	1,600	1,696,978
3.10%, 05/07/41	2,850	2,208,017
4.34%, 03/07/42	2,125	1,908,873
3.63%, 10/30/42(a)	450	370,934
3.86%, 06/21/47(a)	775	629,529
3.50%, 01/25/50	2,453	1,828,129
4.00%, 01/31/52	960	772,846
5.33%, 01/05/54	1,070	1,058,670
3.10%, 01/22/61	1,832	1,167,704
3.25%, 09/21/71	608	388,110
		13,547,938
Hungary — 0.1%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	1,416	1,702,227
Indonesia — 0.5%
Indonesia Government International Bonds
4.35%, 01/11/48(a)	1,516	1,333,591
5.35%, 02/11/49	900	914,220
3.70%, 10/30/49	1,200	932,197
3.50%, 02/14/50	1,178	882,431
4.20%, 10/15/50	1,728	1,452,240
3.05%, 03/12/51	2,139	1,466,683
4.30%, 03/31/52	200	169,331
5.45%, 09/20/52(a)	525	528,988
5.65%, 01/11/53(a)	830	856,203
5.10%, 02/10/54(a)	950	922,875
5.15%, 09/10/54(a)	200	196,168
3.20%, 09/23/61	500	331,656
4.45%, 04/15/70	1,200	998,930
3.35%, 03/12/71	200	134,295
		11,119,808
Israel — 0.3%
Israel Government International Bonds
Series 100Y, 4.50%, 12/31/99	1,250	937,150
Series 30Y, 4.50%, 01/30/43	1,535	1,375,302
Series 30Y, 4.13%, 01/17/48	1,178	937,810
Series 30Y, 3.88%, 07/03/50	2,178	1,618,378
Series 30Y, 5.75%, 03/12/54	1,950	1,907,808
State of Israel, Series 30Y, 3.38%, 01/15/50	1,578	1,081,268
		7,857,716
Italy — 0.1%
Republic of Italy Government International Bonds
Series 10Y, 4.00%, 10/17/49	2,258	1,712,038
Series 30Y, 3.88%, 05/06/51	1,978	1,455,032
		3,167,070
Security	Par (000)	Value
Mexico — 1.7%
Mexico Government International Bonds
6.00%, 05/07/36	$4,400	$ 4,520,498
6.88%, 05/13/37	3,070	3,326,441
6.63%, 01/29/38	925	977,266
6.05%, 01/11/40(a)	2,656	2,694,593
4.28%, 08/14/41	2,832	2,330,288
4.75%, 03/08/44	3,672	3,104,764
5.55%, 01/21/45	2,965	2,801,572
4.60%, 01/23/46	1,982	1,615,857
4.35%, 01/15/47(a)	1,297	1,018,444
4.60%, 02/10/48(a)	1,922	1,541,618
4.50%, 01/31/50	2,329	1,831,867
5.00%, 04/27/51	2,510	2,101,036
4.40%, 02/12/52	2,475	1,876,954
6.34%, 05/04/53	2,564	2,546,757
6.40%, 05/07/54	2,500	2,500,483
7.38%, 05/13/55	2,015	2,261,513
3.77%, 05/24/61	2,710	1,754,528
5.75%, 12/31/99	2,472	2,169,286
		40,973,765
Panama — 0.5%
Panama Government International Bonds
6.70%, 01/26/36	1,413	1,518,875
6.88%, 01/31/36(a)	820	889,899
8.00%, 03/01/38	1,100	1,283,234
4.50%, 05/15/47	1,150	920,311
4.50%, 04/16/50	1,468	1,149,347
4.30%, 04/29/53	1,778	1,360,218
6.85%, 03/28/54(a)	650	689,226
4.50%, 04/01/56	2,208	1,686,584
7.88%, 03/01/57	650	764,990
3.87%, 07/23/60	2,003	1,359,110
4.50%, 01/19/63	1,500	1,140,183
		12,761,977
Peru — 0.5%
Peru Government International Bonds
5.50%, 03/30/36	1,275	1,310,309
6.55%, 03/14/37	688	769,553
3.30%, 03/11/41	1,409	1,099,206
5.63%, 11/18/50	2,035	2,025,863
3.55%, 03/10/51	1,800	1,299,983
5.88%, 08/08/54	1,475	1,495,097
6.20%, 06/30/55	1,475	1,555,712
2.78%, 12/01/60	2,236	1,266,371
3.60%, 01/15/72	1,025	661,805
3.23%, 12/31/99	1,088	619,637
		12,103,536
Philippines — 0.6%
Panama Government International Bonds
5.50%, 01/17/48	1,200	1,231,567
5.60%, 05/14/49	950	979,356
5.18%, 09/05/49	1,000	978,383
Philippines Government International Bonds
5.00%, 01/13/37(a)	1,328	1,350,036
3.95%, 01/20/40	1,450	1,302,052
3.70%, 03/01/41	1,926	1,642,750
3.70%, 02/02/42	1,903	1,597,640
2.95%, 05/05/45	1,478	1,057,694
2.65%, 12/10/45	1,710	1,153,359
3.20%, 07/06/46	1,810	1,331,042

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
Philippines Government International Bonds (continued)
4.20%, 03/29/47	$900	$ 771,286
5.95%, 10/13/47	200	215,283
5.90%, 02/04/50	1,000	1,069,639
		14,680,087
Poland — 0.2%
Republic of Poland Government International Bonds
Series 30Y, 5.50%, 04/04/53	2,100	2,063,839
Series 30Y, 5.50%, 03/18/54	3,300	3,244,120
		5,307,959
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41	403	297,721
Korea International Bonds(a)
4.13%, 06/10/44	1,000	909,861
3.88%, 09/20/48	345	295,780
		1,503,362
Supranational — 0.0%
European Investment Bank, 4.88%, 02/15/36(a)	600	635,631
Inter-American Development Bank(a)
3.20%, 08/07/42	370	305,887
4.38%, 01/24/44	325	310,397
		1,251,915
Uruguay — 0.4%
Oriental Republic of Uruguay, 5.25%, 09/10/60	985	943,162
Uruguay Government International Bonds
7.63%, 03/21/36	1,150	1,405,474
5.44%, 02/14/37	1,010	1,059,278
4.13%, 11/20/45	850	759,466
5.10%, 06/18/50	3,281	3,164,673
4.98%, 04/20/55	2,724	2,535,459
		9,867,512
Total Foreign Agency Obligations — 5.6% (Cost: $142,010,478)		135,844,872
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41(a)	910	899,494
California — 1.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	1,210	1,320,491
Series S-1, 7.04%, 04/01/50	175	204,549
Series S-3, 6.91%, 10/01/50	540	625,932
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	845	595,690
California Health Facilities Financing Authority, RB, M/F Housing(a)
Sustainability Bonds, 4.19%, 06/01/37	500	478,120
Sustainability Bonds, 4.35%, 06/01/41	500	466,151
California State University, RB
Series B, 5.18%, 11/01/53	495	485,001
Series E, 2.90%, 11/01/51	375	270,911
California State University, Refunding RB
Series B, 3.90%, 11/01/47	200	169,654
Security	Par (000)	Value
California (continued)
California State University, Refunding RB (continued)
Series B, 2.98%, 11/01/51	$835	$ 588,700
Series B, 2.72%, 11/01/52	270	182,017
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	540	470,200
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	525	592,527
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,025	1,092,853
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	595	478,527
Series A, (AGM), 3.92%, 01/15/53	110	84,986
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	920	766,673
Class B, (SAP), 3.00%, 06/01/46	70	63,372
Series A-1, 3.71%, 06/01/41	910	717,420
Series A-1, 4.21%, 06/01/50	210	155,772
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	815	922,385
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	29,919
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45	1,300	1,404,542
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60	290	189,678
Series N, 3.71%, 05/15/2120	1,400	908,850
Series Q, 4.56%, 05/15/53	1,135	996,476
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	60,146
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	532,281
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	197,422
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49(a)	1,025	1,080,733
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	174,588
State of California, GO, BAB
7.55%, 04/01/39	3,115	3,797,399
7.30%, 10/01/39	2,390	2,803,363
7.35%, 11/01/39	1,020	1,202,006
7.63%, 03/01/40	1,230	1,500,916
7.60%, 11/01/40	1,525	1,889,529
State of California, Refunding GO
4.60%, 04/01/28(f)	200	203,997
5.88%, 10/01/41	400	419,524
5.20%, 03/01/43	265	264,682
University of California, RB
Series AD, 4.86%, 05/15/2112	225	196,058
Series AQ, 4.77%, 05/15/2115	333	282,438
		28,866,478
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	$25	$ 25,822
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114(a)	530	471,761
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	30,143
		501,904
Florida — 0.1%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	504,030
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	69,633
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	585	608,149
		1,181,812
Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	510	433,209
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	989	1,085,977
6.66%, 04/01/57	802	884,102
7.06%, 04/01/57	148	168,365
		2,571,653
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	225	161,236
Illinois — 0.2%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	250	223,540
Series C, Senior Lien, 4.57%, 01/01/54	100	88,769
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	890	997,100
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	394	444,410
Series B, 6.90%, 12/01/40	1,070	1,205,941
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	361,896
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	670	704,111
Sales Tax Securitization Corp., Refunding RB
Series A, 4.79%, 01/01/48	150	138,736
Series B, 3.59%, 01/01/43	320	277,239
Series B, 3.82%, 01/01/48	65	52,317
Series B, 2nd Lien, 3.24%, 01/01/42	1,030	848,837
		5,342,896
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	555	418,874
Security	Par (000)	Value
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	$90	$ 64,851
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Series A-3, 5.20%, 12/01/39	495	513,841
Series A-4, 4.48%, 08/01/39	1,460	1,430,934
		1,944,775
Maryland — 0.1%
Maryland Economic Development Corp., RB
Sustainability Bonds, 5.43%, 05/31/56(a)	780	761,401
Sustainability Bonds, 5.94%, 05/31/57	180	183,284
		944,685
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	25	17,362
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	570	588,453
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	701,989
		1,307,804
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, 3.38%, 12/01/40	1,055	889,677
Michigan State University, RB, Series A, 4.17%, 08/15/2122	343	258,374
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48	1,000	914,892
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	41,638
Series A, 4.45%, 04/01/2122	1,547	1,253,691
Series B, 2.44%, 04/01/40	625	475,787
Series B, 2.56%, 04/01/50	663	425,536
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	600	517,429
		4,777,024
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	318	262,094
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	750	563,975
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50	355	257,499
		821,474
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	91,243
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	355	400,093

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	$1,025	$ 1,147,613
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	820	958,922
Series F, 7.41%, 01/01/40	1,505	1,820,898
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	563	388,908
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	284,374
		4,600,715
New York — 0.7%
City of New York, GO
Series C-2, 4.61%, 09/01/37	400	397,390
Series D-2, 5.26%, 10/01/44	250	250,352
Series E-1, 5.56%, 10/01/45	195	195,782
Series E-1, 5.37%, 10/01/51	325	325,551
Series H, 5.94%, 02/01/55(a)	75	81,299
Sustainability Bonds, 5.26%, 10/01/52	780	774,523
Series B-1, Sustainability Bonds, 5.83%, 10/01/53(a)	100	106,360
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	1,400	1,362,367
City of New York, GO, BAB
5.52%, 10/01/37	400	411,243
Series F-1, 6.27%, 12/01/37	415	451,797
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	880	914,331
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	350	416,393
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	855	937,707
6.81%, 11/15/40	160	177,572
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42	55	57,931
New York City Municipal Water Finance Authority, RB, BAB, 5.75%, 06/15/41	1,125	1,166,057
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	25,844
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	220,716
6.01%, 06/15/42	490	519,757
5.44%, 06/15/43	125	124,813
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	610	633,599
Series F, 5.63%, 03/15/39(a)	350	363,729
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	275	254,167
Series 20, 4.23%, 10/15/57	1,070	891,408
Series 215, 3.29%, 08/01/69(a)	125	82,898
Series 225, 3.18%, 07/15/60	370	245,684
Series 229, 3.14%, 02/15/51	1,600	1,185,373
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40	1,025	1,101,559
Series 168, 4.93%, 10/01/51	1,030	972,121
Series 181, 4.96%, 08/01/46	110	106,285
Series 182, 5.31%, 08/01/46	25	24,744
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62(a)	$1,565	$ 1,350,004
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55	200	216,208
		16,345,564
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	60	42,263
Ohio — 0.1%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	628,841
Series B, 8.08%, 02/15/50	400	514,465
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38	400	340,877
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,738,241
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	116,143
		3,338,567
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	280,441
Series A-2, 4.62%, 06/01/44(a)	580	574,720
Series A-2, 4.85%, 02/01/45(a)	500	505,417
Series A-3, 5.09%, 02/01/52	265	258,215
Series A-3, 4.71%, 05/01/52	115	108,831
		1,727,624
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	81,712
Port of Morrow Oregon, RB, 2.54%, 09/01/40	625	489,818
		571,530
Pennsylvania — 0.1%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	250	236,461
Series A, 2.99%, 06/01/42	1,040	800,595
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	465	474,299
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	312,118
Series D, 2.84%, 09/01/50	95	64,585
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	608,524
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	113	74,646
		2,571,228
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	28,569
Texas — 0.6%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	1,505	1,460,020
City of Houston Texas, GOL, 3.96%, 03/01/47	105	92,946
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	170,590
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	1,155	1,202,775
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB(d)
Series A, 02/01/45	$85	$ 85,035
Series A, 02/01/50	215	215,751
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	437,601
Series B, 6.00%, 12/01/44(a)	450	478,147
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	315,990
Dallas Convention Center Hotel Development Corp., RB, BAB, 7.09%, 01/01/42	250	282,107
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51(a)	550	456,434
Series A, 4.51%, 11/01/51	190	168,061
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38(a)	125	109,384
Series A, 3.14%, 11/01/45	190	146,800
Series C, 3.09%, 11/01/40	1,065	876,992
Series C, 2.92%, 11/01/50	720	516,547
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,490	1,060,565
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,306,621
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	651,126
State of Texas, GO, BAB
5.52%, 04/01/39	945	983,182
Series A, 4.68%, 04/01/40	1,000	971,157
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41	1,450	1,489,048
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49(a)	875	711,553
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	800	574,196
		14,762,628
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	298,727
Series A, 3.23%, 09/01/2119	55	32,888
Series U, 2.58%, 11/01/51	215	136,210
		467,825
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	472,746
Total Municipal Bonds — 3.9% (Cost: $105,199,030)		95,513,471
Security	Par (000)	Value
Preferred Securities
Capital Trust — 0.0%
Insurance — 0.0%
MetLife, Inc., 6.40%, 12/15/66	$1,050	$ 1,107,661
Total Preferred Securities — 0.0% (Cost: $1,091,939)		1,107,661
Total Long-Term Investments — 98.3% (Cost: $2,544,023,286)		2,387,909,804

	Shares
Short-Term Securities
Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(g)(h)(i)	176,658,402	176,746,731
Total Short-Term Securities — 7.3% (Cost: $176,679,421)		176,746,731
Total Investments — 105.6% (Cost: $2,720,702,707)		2,564,656,535
Liabilities in Excess of Other Assets — (5.6)%		(136,257,982)
Net Assets — 100.0%		$ 2,428,398,553

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	When-issued security.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Credit Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 240,404,557	$ —	$ (63,611,447)(a)	$ 3,357	$ (49,736)	$ 176,746,731	176,658,402	$ 1,412,956 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,155,443,800	$ —	$ 2,155,443,800
Foreign Agency Obligations	—	135,844,872	—	135,844,872
Municipal Bonds	—	95,513,471	—	95,513,471
Preferred Securities
Capital Trust	—	1,107,661	—	1,107,661
Short-Term Securities
Money Market Funds	176,746,731	—	—	176,746,731
	$176,746,731	$2,387,909,804	$—	$2,564,656,535
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2025
iShares U.S. Long Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.8%
Fannie Mae, 5.63%, 07/15/37(a)	$4,000	$ 4,438,902
Federal Home Loan Banks
5.63%, 03/14/36	1,000	1,100,276
5.50%, 07/15/36	4,730	5,193,477
Tennessee Valley Authority
5.88%, 04/01/36	11,841	13,295,970
3.50%, 12/15/42	66	55,783
		24,084,408
Total U.S. Government Sponsored Agency Securities — 0.8% (Cost: $24,796,328)		24,084,408
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 11/15/54	138,010	135,866,717
4.75%, 02/15/37 - 08/15/55(a)	240,870	244,601,492
5.00%, 05/15/37 - 05/15/45	44,663	46,878,818
4.38%, 02/15/38 - 08/15/43	85,639	84,345,942
3.50%, 02/15/39	7,161	6,589,239
4.25%, 05/15/39 - 08/15/54	174,271	163,731,377
4.63%, 02/15/40 - 02/15/55	230,220	229,392,941
1.13%, 05/15/40 - 08/15/40	86,349	55,214,839
3.88%, 08/15/40 - 05/15/43	91,979	84,410,946
1.38%, 11/15/40 - 08/15/50	121,943	70,343,954
1.88%, 02/15/41 - 11/15/51(a)	199,466	123,208,734
2.25%, 05/15/41 - 02/15/52	184,376	124,108,092
1.75%, 08/15/41	71,781	49,158,632
3.75%, 08/15/41 - 11/15/43	46,963	42,220,837
2.00%, 11/15/41 - 08/15/51	189,256	120,150,334
3.13%, 11/15/41 - 05/15/48	121,446	97,931,932
2.38%, 02/15/42 - 05/15/51	166,366	113,611,514
3.00%, 05/15/42 - 08/15/52(a)	326,061	249,879,961
3.25%, 05/15/42	44,977	38,117,923
2.75%, 08/15/42 - 11/15/47	90,186	68,042,402
3.38%, 08/15/42 - 11/15/48(a)	109,305	91,243,192
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
4.00%, 11/15/42 - 11/15/52	$83,390	$ 75,917,205
2.88%, 05/15/43 - 05/15/52(a)	167,090	124,564,895
3.63%, 08/15/43 - 05/15/53(a)	195,438	165,389,495
4.13%, 08/15/44 - 08/15/53	106,369	98,057,955
2.50%, 02/15/45 - 05/15/46	101,758	72,994,986
4.88%, 08/15/45	13,000	13,390,000
1.25%, 05/15/50	60,567	30,094,476
1.63%, 11/15/50(a)	58,158	31,623,304
Total U.S. Treasury Obligations — 97.7% (Cost: $3,058,865,868)		2,851,082,134
Total Long-Term Investments — 98.5% (Cost: $3,083,662,196)		2,875,166,542

	Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(b)(c)(d)	15,544,798	15,552,571
Total Short-Term Securities — 0.5% (Cost: $15,547,814)		15,552,571
Total Investments — 99.0% (Cost: $3,099,210,010)		2,890,719,113
Other Assets Less Liabilities — 1.0%		28,261,770
Net Assets — 100.0%		$ 2,918,980,883

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 61,316,339	$ —	$ (45,733,679)(a)	$ (25,291)	$ (4,798)	$ 15,552,571	15,544,798	$ 601,019 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	12/19/25	$ 121	$ 4,584
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 4,584	$ —	$ 4,584

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (16,161)	$ —	$ (16,161)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 12,507	$ —	$ 12,507
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$119,531
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 24,084,408	$ —	$ 24,084,408
U.S. Treasury Obligations	—	2,851,082,134	—	2,851,082,134
Short-Term Securities
Money Market Funds	15,552,571	—	—	15,552,571
	$15,552,571	$2,875,166,542	$—	$2,890,719,113
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Long Government Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 4,584	$ —	$ —	$ 4,584

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2025-1, Class A3, 3.96%, 03/15/30	$1,000	$ 999,800
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,127,342
Series 2024-3, Class A, 4.65%, 07/15/29	1,000	1,012,648
Series 2025-2, Class A, 4.28%, 04/15/30	1,400	1,413,702
Series 2025-3, Class A, 4.51%, 04/15/32	1,000	1,021,603
Series 2025-4, Class A, 4.30%, 07/15/30	4,500	4,552,383
Capital One Multi-Asset Execution Trust
Series 2025-A1, Class A, 3.82%, 09/16/30	1,000	998,469
Series 2025-A3, Class A, 4.65%, 10/15/37	230	228,897
CarMax Auto Owner Trust
Series 2024-1, Class A4, 4.94%, 08/15/29	1,000	1,016,207
Series 2024-4, Class A4, 4.64%, 04/15/30	860	872,134
Series 2025-2, Class A3, 4.48%, 03/15/30	800	806,258
Series 2025-2, Class B, 4.96%, 11/15/30	500	507,936
Carvana Auto Receivables Trust
Series 2024-P3, Class A3, 4.26%, 10/10/29	940	939,641
Series 2025-P3, Class A3, 4.04%, 11/11/30	1,000	996,147
Chase Issuance Trust
Series 2024-A1I, Class A, 4.60%, 01/15/29	1,520	1,531,908
Series 2024-A2, Class A, 4.63%, 01/15/31	500	510,571
Citibank Credit Card Issuance Trust
Series 2007-A3, Class A3, 6.15%, 06/15/39	500	556,385
Series 2025-A2, Class A, 4.49%, 06/21/32	500	509,236
CNH Equipment Trust, Series 2024-B, Class A3, 5.19%, 09/17/29	1,600	1,621,455
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 05/17/32	1,000	996,366
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28	745	745,951
Series 2024-2A, Class C, 5.74%, 05/15/29	3,000	3,024,223
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,023,712
Series 2025-4A, Class A3, 4.39%, 09/17/29	625	626,670
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	2,000	2,038,899
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/29	3,000	3,004,930
Series 2024-D, Class B, 4.88%, 09/15/30	500	507,716
Ford Credit Floorplan Master Owner Trust A
Series 2025-1, Class A1, 4.63%, 04/15/30	1,000	1,013,615
Series 2025-2, Class A1, 4.06%, 09/15/30	500	499,846
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, 02/21/28	600	604,308
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class B, 5.16%, 08/16/29	1,000	1,015,899
Series 2024-2, Class B, 5.28%, 10/16/29	850	865,266
Series 2024-4, Class A3, 4.40%, 08/16/29	1,000	1,005,477
Series 2025-1, Class A3, 4.62%, 12/17/29	500	504,343
Series 2025-3, Class A3, 4.18%, 08/16/30	1,000	1,004,571
Series 2025-3, Class A4, 4.30%, 09/16/31	500	504,261
Series 2025-4, Class A3, 3.84%, 02/18/31	2,000	1,996,145
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	1	871
Series 2024-B, Class B, 5.04%, 09/16/30	560	568,973
Series 2025-C, Class A3, 3.88%, 04/15/30	3,250	3,244,321
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	650	655,177
Series 2024-A, Class A4, 4.91%, 02/18/31	610	620,616
Security	Par (000)	Value
Asset-Backed Securities (continued)
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/29	$3,000	$ 3,030,895
Nissan Auto Receivables Owner Trust
Series 2024-B, Class A4, 4.35%, 09/15/31	500	503,910
Series 2025-A, Class A, 4.57%, 11/15/30	500	508,189
Series 2025-A, Class A3, 4.49%, 12/17/29	1,000	1,010,344
PG&E Wildfire Recovery Funding LLC, Series 2022-1, Class A4, 4.45%, 12/01/49	500	451,298
Santander Drive Auto Receivables Trust
Series 2024-4, Class D, 5.32%, 12/15/31	500	505,893
Series 2025-2, Class A3, 4.67%, 08/15/29	500	502,601
Synchrony Card Funding LLC
Series 2024-A1, Class A, 5.04%, 03/15/30	1,740	1,763,121
Series 2025-A2, Class A, 4.49%, 05/15/31	2,000	2,025,396
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A3, 4.34%, 11/15/29	200	201,474
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/30	7,000	7,135,496
Series 2025-7, Class A1A, 3.96%, 08/20/31	800	799,231
Virginia Power Fuel Securitization LLC, Series 2020- 24, Class A2, 4.88%, 05/01/33	2,000	2,051,946
WF Card Issuance Trust, Series 2024-A2, Class A, 4.29%, 10/15/29	700	705,590
World Omni Auto Receivables Trust
Series 2022-A, Class A4, 1.90%, 03/15/28	1,000	992,981
Series 2025-A, Class A3, 4.73%, 03/15/30	500	504,298
Series 2025-A, Class A4, 4.86%, 11/15/30	500	511,665
Series 2025-B, Class A3, 4.34%, 09/16/30	500	504,280
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, 04/17/28	400	402,266
Total Asset-Backed Securities — 1.3% (Cost: $73,690,338)		74,405,752
Corporate Bonds
Electric Utilities — 0.1%
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	500	499,550
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	500	513,029
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/46	79	58,025
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	900	913,872
Series 2024-A, Class A2, 5.23%, 06/01/42	1,235	1,266,878
PG&E Wildfire Recovery Funding LLC
Series 2022-1, Class A2, 4.26%, 06/01/38	1,000	963,765
Series 2022-1, Class A3, 4.38%, 06/03/41	1,060	1,011,693
Series 2022-1, Class A5, 4.67%, 12/01/53	500	452,481
Series 2022-B, Class A2, 4.72%, 06/01/37	500	497,576
Series 2022-B, Class A3, 5.08%, 06/01/43	500	496,922
SCE Recovery Funding LLC, Series 2023-A, Class A2, 5.11%, 12/14/49	280	273,159
Total Corporate Bonds — 0.1% (Cost: $7,499,582)		6,946,950
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.7%
Bank
Series 2018-BN11, Class B, 4.34%, 03/15/61(a)	500	482,291
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bank (continued)
Series 2019-BN16, Class C, 4.79%, 02/15/52(a)	$500	$ 453,254
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,590,922
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,302,822
Series 2020-BN25, Class C, 3.35%, 01/15/63(a)	200	174,187
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	4,023,421
Series 2021-BN36, Class C, 3.20%, 09/15/64(a)	250	206,248
Series 2022-BNK40, Class B, 3.39%, 03/15/64(a)	500	439,369
Series 2022-BNK43, Class A5, 4.40%, 08/15/55	1,000	984,691
Series 2023-5YR4, Class A3, 6.50%, 12/15/56	433	455,970
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,984,452
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(a)	1,180	1,242,322
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,212,330
Series 2025-BNK49, Class A5, 5.62%, 03/15/58(a)	1,000	1,062,951
BANK 2021-BNK35, Series 2021-BN35, Class AS, 2.46%, 06/15/64	500	430,639
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class B, 3.88%, 02/15/50(a)	500	487,543
BANK5 2025-5YR16, Series 2025-5YR16, Class A3, 5.28%, 08/15/63	1,000	1,033,704
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	908	900,602
Series 2018-C2, Class A4, 4.05%, 12/15/51	500	494,861
Series 2020-C7, Class A5, 2.04%, 04/15/53	2,010	1,801,618
Series 2021-C12, Class A5, 2.69%, 11/15/54	1,171	1,049,276
Series 2021-C12, Class AS, 2.90%, 11/15/54	250	215,126
Series 2021-C9, Class C, 3.19%, 02/15/54(a)	250	208,407
Series 2022-C16, Class A5, 4.60%, 06/15/55(a)	3,000	2,969,875
Series 2022-C17, Class A5, 4.44%, 09/15/55	1,000	986,757
Series 2022-C18, Class C, 6.17%, 12/15/55(a)	300	299,678
Series 2024-5C25, Class AS, 6.36%, 03/15/57(a)	410	428,728
Series 2024-5C25, Class C, 6.64%, 03/15/57(a)	500	513,055
Series 2024-5C31, Class A3, 5.61%, 12/15/57	500	521,173
Series 2024-C30, Class A2, 6.13%, 11/15/57	400	419,831
Series 2024-C30, Class AS, 5.83%, 11/15/57(a)	250	259,774
Series 2025-5C34, Class A3, 5.66%, 05/15/58	300	314,445
Series 2025-C32, Class A5, 5.72%, 02/15/62	1,000	1,069,182
Series 2025-C35, Class A5, 5.59%, 07/15/58(a)	500	528,364
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54	7,682	6,969,510
Series 2021-C10, Class ASB, 2.27%, 07/15/54	500	472,380
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,474,684
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,591,555
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,203,908
Series 2019-B13, Class A4, 2.95%, 08/15/57	4,093	3,866,619
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,443,285
Series 2020-B18, Class A5, 1.93%, 07/15/53	1,000	884,957
Series 2020-B19, Class B, 2.35%, 09/15/53	937	722,236
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,654,444
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,758,467
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	6,253,710
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	436,977
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,453,607
Series 2021-B30, Class B, 2.53%, 11/15/54(a)	250	199,953
Series 2022-B33, Class A5, 3.46%, 03/15/55	476	442,478
Series 2024-5C8, Class A2, 5.15%, 12/15/57	1,000	1,023,811
Series 2024-V12, Class AS, 6.03%, 12/15/57(a)	500	520,075
Series 2024-V5, Class B, 6.06%, 01/10/57(a)	500	509,250
Series 2024-V6, Class A3, 5.93%, 03/15/57	2,000	2,087,679
Series 2024-V6, Class AS, 6.38%, 03/15/57	920	960,800
Series 2024-V6, Class B, 6.79%, 03/15/57	500	523,094
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust (continued)
Series 2024-V7, Class A2, 5.77%, 05/15/56	$1,000	$ 1,038,600
Series 2024-V8, Class B, 6.95%, 07/15/57(a)	500	530,956
Series 2025-V13, Class A2, 5.33%, 02/15/58	1,500	1,527,272
Series 2025-V14, Class A3, 5.18%, 04/15/57	500	513,930
Series 2025-V14, Class AM, 6.09%, 04/15/57(a)	250	261,389
Series 2025-V18, Class A3, 5.18%, 10/15/58	800	823,227
BMARK, Series 2023-V4, Class B, 7.46%, 11/15/56(a)	500	531,393
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(a)	500	541,964
Series 2024-5C3, Class AS, 6.29%, 02/15/57(a)	1,000	1,044,500
Series 2024-5C5, Class A3, 5.86%, 02/15/57	1,400	1,463,138
Series 2024-5C6, Class AS, 5.75%, 09/15/57(a)	500	510,341
Series 2024-5C8, Class C, 5.74%, 12/15/57(a)	500	493,128
Series 2024-C8, Class A5, 5.60%, 03/15/57(a)	2,720	2,867,522
Series 2024-C8, Class AS, 5.91%, 03/15/57(a)	2,000	2,100,884
Series 2024-C8, Class B, 6.14%, 03/15/57(a)	1,470	1,524,620
Series 2024-C8, Class C, 6.23%, 03/15/57(a)	250	253,435
Series 2025-5C11, Class C, 6.01%, 07/15/58	250	253,881
Series 2025-C11, Class A5, 5.69%, 02/15/58	1,000	1,061,075
CD Mortgage Trust(a)
Series 2017-CD6, Class AM, 3.71%, 11/13/50	500	490,053
Series 2018-CD7, Class B, 4.66%, 08/15/51	400	384,979
CGMS Commercial Mortgage Trust, Series 2017-B1, Class C, 4.10%, 08/15/50(a)	500	475,887
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,784,336
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,843,460
Series 2019-C7, Class C, 3.92%, 12/15/72(a)	1,000	905,927
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,950,088
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	500	489,671
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	3,319	3,290,344
Series 2018-CX11, Class B, 4.45%, 04/15/51(a)	500	483,532
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,000	911,462
DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	6,153,529
Series 2017-C6, Class AM, 3.56%, 06/10/50(a)	1,500	1,449,501
Series 2020-C9, Class AM, 2.34%, 08/15/53	200	173,951
GS Mortgage Securities Trust
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	2,489	2,451,360
Series 2019-GC38, Class A3, 3.70%, 02/10/52	1,000	978,966
Series 2021-GSA3, Class A4, 2.37%, 12/15/54	900	791,461
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,858,131
Series 2019-COR4, Class A5, 4.03%, 03/10/52	1,000	965,910
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,891,241
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class A3, 11/15/58(b)	150	153,866
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	1,868	1,847,245
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	591,483
Series 2019-L3, Class B, 3.65%, 11/15/52(a)	250	229,837
Series 2020-HR8, Class B, 2.70%, 07/15/53	63	52,814
Series 2021-L6, Class AS, 2.75%, 06/15/54(a)	1,634	1,434,886
Series 2021-L6, Class C, 3.43%, 06/15/54(a)	250	207,476
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(a)	502	543,988
UBS Commercial Mortgage Trust(a)
Class AS, 4.75%, 12/15/51	500	494,507
Series 2018-C14, Class B, 5.10%, 12/15/51	250	241,666
Series 2018-C15, Class AS, 4.67%, 12/15/51	250	246,508

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class C, 4.49%, 11/15/50(a)	$155	$ 142,014
Series 2018-C43, Class AS, 4.15%, 03/15/51(a)	750	735,974
Series 2018-C43, Class ASB, 3.95%, 03/15/51(a)	468	466,554
Series 2018-C44, Class ASB, 4.17%, 05/15/51	496	495,055
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	493,465
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,000	1,003,099
Series 2018-C47, Class AS, 4.67%, 09/15/61(a)	2,000	1,976,051
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,161,940
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,383,914
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	2,100,603
Series 2021-C59, Class ASB, 2.30%, 04/15/54	830	795,763
Series 2021-C61, Class C, 3.31%, 11/15/54	500	425,748
Series 2025-5C3, Class C, 6.23%, 01/15/58(a)	500	509,669
Series 2025-5C5, Class A3, 5.59%, 07/15/58	200	209,142
Series 2025-5C5, Class AS, 5.92%, 07/15/58	500	520,135
Series 2025-5C6, Class A3, 5.19%, 10/15/58	1,000	1,029,435
Series 2025-C64, Class A5, 5.65%, 02/15/58	500	530,985
Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $163,465,481)		160,090,213
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.0%
Ginnie Mae Mortgage-Backed Securities, 4.50%, 09/20/53	10,000	9,803,283
Uniform Mortgage-Backed Securities
4.00%, 09/01/40	6,714	6,612,390
2.50%, 09/01/52	5,970	5,100,243
2.00%, 12/01/53	8,163	6,658,304
5.50%, 02/01/55 - 10/01/55	23,226	23,577,360
6.50%, 09/01/55	6,000	6,274,001
		58,025,581
Commercial Mortgage-Backed Securities — 2.7%
Fannie Mae-Aces
Series 2017-M12, Class A2, 3.06%, 06/25/27(a)	1,066	1,051,629
Series 2017-M15, Class A2, 2.97%, 09/25/27(a)	2,646	2,605,166
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	383	378,350
Series 2018-M12, Class A2, 3.63%, 08/25/30(a)	2,485	2,445,291
Series 2018-M3, Class A2, 3.07%, 02/25/30(a)	4,766	4,617,900
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,627	3,454,612
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,437	4,005,983
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	3,536	3,103,614
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,489	2,194,757
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(a)	4,150	4,121,558
Series K071, Class A2, 3.29%, 11/25/27	10,000	9,875,542
Series K072, Class A2, 3.44%, 12/25/27	2,000	1,980,702
Series K076, Class A2, 3.90%, 04/25/28	659	658,407
Series K080, Class A2, 3.93%, 07/25/28(a)	1,000	999,725
Series K081, Class A2, 3.90%, 08/25/28(a)	6,302	6,296,440
Series K088, Class A2, 3.69%, 01/25/29	413	410,135
Series K100, Class A2, 2.67%, 09/25/29	12,302	11,742,310
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,448,477
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,659,076
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,975,716
Series K111, Class A2, 1.35%, 05/25/30	829	740,782
Series K117, Class A2, 1.41%, 08/25/30	3,000	2,664,765
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,774,443
Series K123, Class A2, 1.62%, 12/25/30	8,302	7,389,031
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K126, Class A2, 2.07%, 01/25/31	$5,074	$ 4,609,811
Series K128, Class A2, 2.02%, 03/25/31	2,000	1,809,403
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,787,437
Series K143, Class A2, 2.35%, 03/25/32	3,425	3,079,831
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,513,911
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,853,537
Series K149, Class AM, 3.53%, 09/25/32	500	477,444
Series K-150, Class A2, 3.71%, 09/25/32(a)	2,000	1,937,340
Series K-151, Class A2, 3.80%, 10/25/32(a)	3,750	3,649,103
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,198,573
Series K-154, Class A2, 4.35%, 01/25/33(a)	1,500	1,508,614
Series K-156, Class A2, 4.43%, 02/25/33(a)	2,500	2,523,736
Series K-157, Class A2, 4.20%, 05/25/33	1,000	994,198
Series K-158, Class A2, 4.05%, 07/25/33	1,500	1,476,419
Series K-159, Class A2, 4.50%, 07/25/33(a)	3,000	3,039,711
Series K-160, Class A2, 4.50%, 08/25/33(a)	2,000	2,025,338
Series K-162, Class A2, 5.15%, 12/25/33(a)	1,000	1,054,361
Series K-166, Class A2, 4.58%, 10/25/34(a)	500	507,074
Series K-167, Class A2, 4.76%, 10/25/34	3,600	3,699,045
Series K-169, Class A2, 4.66%, 12/25/34(a)	1,500	1,529,443
Series K-171, Class A2, 4.40%, 06/25/35(a)	1,000	998,271
Series K-172, Class A2, 4.58%, 08/25/35(a)	1,800	1,820,088
Series K-173, Class A2, 4.60%, 09/25/35(a)	2,000	2,025,672
Series K506, Class A2, 4.65%, 08/25/28(a)	1,825	1,857,187
Series K507, Class A2, 4.80%, 09/25/28(a)	2,000	2,043,597
Series K510, Class A2, 5.07%, 10/25/28(a)	1,000	1,029,454
Series K541, Class A2, 4.35%, 02/25/30(a)	900	910,960
Series K543, Class A2, 4.33%, 06/25/30(a)	2,000	2,022,368
Series K739, Class A2, 1.34%, 09/25/27	2,946	2,826,317
Series K748, Class A2, 2.26%, 01/25/29(a)	10,000	9,504,852
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,955,222
		158,862,728
Mortgage-Backed Securities — 92.4%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	721	666,818
4.00%, 02/01/47 - 02/01/57	2,675	2,547,371
3.50%, 11/01/51	4,178	3,919,563
(12-mo. RFUCCT US + 1.53%), 6.36%, 05/01/43(a)	27	27,002
(12-mo. RFUCCT US + 1.54%), 6.25%, 06/01/43(a)	37	37,510
(12-mo. RFUCCT US + 1.70%), 6.32%, 08/01/42(a)	8	8,129
(12-mo. RFUCCT US + 1.75%), 6.47%, 08/01/41(a)	2	1,600
(12-mo. RFUCCT US + 1.83%), 6.36%, 11/01/40(a)	1	1,084
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	27,914	25,717,173
2.50%, 07/01/28 - 01/01/33	5,164	4,985,688
3.50%, 03/01/32 - 06/01/49	27,577	26,099,561
5.00%, 04/01/33 - 04/01/49	1,105	1,119,931
4.00%, 05/01/33 - 01/01/49	9,409	9,122,388
5.50%, 06/01/35 - 01/01/39	36	37,357
4.50%, 06/01/38 - 01/01/49	3,839	3,820,396
(12-mo. RFUCCT US + 1.67%), 6.48%, 08/01/41(a)	2	1,678
(12-mo. RFUCCT US + 1.85%), 6.67%, 09/01/40(a)	3	3,445
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 06/20/55(c)	$167,339	$ 169,221,072
6.00%, 03/15/35 - 09/20/55(c)	100,927	102,974,361
6.50%, 09/15/36 - 09/20/55(c)	54,416	56,225,509
4.50%, 07/15/39 - 11/20/55(c)	111,680	109,539,969
5.00%, 11/15/39 - 12/20/54(c)	130,218	130,232,127
4.00%, 03/15/41 - 11/20/55(c)	89,285	85,269,641
3.50%, 09/20/42 - 11/20/55(c)	122,354	113,788,262
3.00%, 01/20/43 - 11/20/55(c)	161,227	145,562,644
2.50%, 05/20/45 - 11/20/55(c)	226,958	196,604,784
2.00%, 07/20/50 - 06/20/52	238,844	198,707,426
1.50%, 10/20/51	677	535,675
Uniform Mortgage-Backed Securities
3.00%, 01/01/27 - 11/13/55(c)	422,286	382,102,286
3.50%, 01/01/27 - 11/13/55(c)	268,519	251,219,612
2.50%, 09/01/28 - 11/13/55(c)	806,281	700,328,893
7.00%, 02/01/32	6	6,519
4.00%, 07/01/32 - 11/13/55(c)	264,273	254,607,648
6.50%, 07/01/32 - 09/01/55(c)	168,712	176,506,678
5.00%, 11/01/33 - 11/13/55(c)	238,254	238,197,162
6.00%, 03/01/34 - 09/01/55(c)	361,722	372,093,793
2.00%, 12/01/35 - 11/13/55(c)	1,236,212	1,037,976,850
1.50%, 03/01/36 - 11/01/51(c)	116,753	96,773,230
5.50%, 04/01/36 - 10/01/55(c)	332,283	337,604,677
4.50%, 09/01/39 - 11/13/55(c)	171,622	168,444,713
		5,402,640,225
Total U.S. Government Sponsored Agency Securities — 96.1% (Cost: $5,886,887,117)		5,619,528,534
Total Long-Term Investments — 100.2% (Cost: $6,131,542,518)		5,860,971,449

Shares
Short-Term Securities
Money Market Funds — 10.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)	609,611,456	609,916,262

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities — 0.0%
Uniform Mortgage-Backed Securities
3.50%, 02/01/26	$1	$ 426
4.00%, 05/01/26	2	2,236
2,662
Total Short-Term Securities — 10.4% (Cost: $609,783,376)		609,918,924
Total Investments Before TBA Sale Commitments — 110.6% (Cost: $6,741,325,894)		6,470,890,373
TBA Sale Commitments(c)
Mortgage-Backed Securities — (0.9)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 11/20/55	(2,000)	(1,730,858)
4.50%, 11/20/55	(4,050)	(3,952,116)
6.50%, 11/15/54	(10,700)	(11,031,513)
Uniform Mortgage-Backed Securities
2.00%, 11/13/55	(8,000)	(6,485,980)
2.50%, 11/13/55	(5,425)	(4,605,100)
4.00%, 11/15/39	(5,000)	(4,920,218)
4.50%, 11/13/55	(2,000)	(1,949,243)
5.00%, 11/13/55	(2,000)	(1,989,774)
5.50%, 11/15/54	(6,950)	(7,021,562)
6.00%, 11/15/54	(7,975)	(8,154,892)
Total TBA Sale Commitments — (0.9)% (Proceeds: $(51,976,198))		(51,841,256)
Total Investments, Net of TBA Sale Commitments — 109.7% (Cost: $6,689,349,696)		6,419,049,117
Liabilities in Excess of Other Assets — (9.7)%		(569,151,919)
Net Assets — 100.0%		$ 5,849,897,198

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 423,165,358	$ 186,831,323 (a)	$ —	$ 20,773	$ (101,192)	$ 609,916,262	609,611,456	$ 23,953,854	$ —

(a)	Represents net amount purchased (sold).

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 74,405,752	$ —	$ 74,405,752
Corporate Bonds	—	6,946,950	—	6,946,950
Non-Agency Mortgage-Backed Securities	—	160,090,213	—	160,090,213
U.S. Government Sponsored Agency Securities	—	5,619,528,534	—	5,619,528,534
Short-Term Securities
Money Market Funds	609,916,262	—	—	609,916,262
U.S. Government Sponsored Agency Securities	—	2,662	—	2,662
Liabilities
Investments
TBA Sale Commitments	—	(51,841,256)	—	(51,841,256)
	$609,916,262	$5,809,132,855	$—	$6,419,049,117
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
October 31, 2025

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,586,526,243	$ 7,485,705,818	$ 2,387,909,804	$ 2,875,166,542
Investments, at value — affiliated(c)	286,798,554	77,826,954	176,746,731	15,552,571
Cash pledged for futures contracts	—	—	—	6,000
Receivables:
Investments sold	14,221,369	121,149,664	7,767,377	9,587,823
Securities lending income — affiliated	60,363	19,832	44,951	3,578
Capital shares sold	49,592,214	119,389,016	355,187	6,036,269
Dividends — affiliated	223,651	53,487	71,210	6,708
Interest — unaffiliated	36,970,500	60,854,968	31,805,437	38,192,675
From affiliate	—	8,219	—	—
Prepaid expenses	11,098	26,939	7,595	8,339
Total assets	3,974,403,992	7,865,034,897	2,604,708,292	2,944,560,505
LIABILITIES
Collateral on securities loaned	228,272,291	55,000,000	157,745,805	13,585,000
Payables:
Investments purchased	80,962,525	247,085,046	17,822,428	11,262,329
Income dividend distributions	882,431	1,408,346	699,750	689,049
Trustees’ and Officer’s fees	3,839	5,600	3,161	3,556
Professional fees	39,014	43,278	38,595	39,301
Variation margin on futures contracts	—	—	—	387
Total liabilities	310,160,100	303,542,270	176,309,739	25,579,622
Commitments and contingent liabilities
NET ASSETS	$ 3,664,243,892	$ 7,561,492,627	$ 2,428,398,553	$ 2,918,980,883
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 3,738,250,377	$ 7,745,370,993	$ 2,819,875,160	$ 3,537,613,746
Accumulated loss	(74,006,485)	(183,878,366)	(391,476,607)	(618,632,863)
NET ASSETS	$ 3,664,243,892	$ 7,561,492,627	$ 2,428,398,553	$ 2,918,980,883
Net asset value	$ 10.23	$ 10.02	$ 9.25	$ 7.93
(a) Investments, at cost—unaffiliated	$3,550,462,472	$7,521,873,869	$2,544,023,286	$3,083,662,196
(b) Securities loaned, at value	$221,926,103	$53,195,459	$151,086,709	$13,087,810
(c) Investments, at cost—affiliated	$286,709,403	$77,826,623	$176,679,421	$15,547,814
(d) Shares outstanding	358,290,814	754,434,269	262,398,888	368,223,160
(e) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(f) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
October 31, 2025

iShares U.S. Securitized Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 5,860,974,111
Investments, at value — affiliated(b)	609,916,262
Receivables:
Investments sold	103,288
TBA sale commitments	51,976,198
Capital shares sold	49,785,757
Dividends — affiliated	2,280,648
Interest — unaffiliated	17,147,637
Principal paydowns	22
Prepaid expenses	12,896
Total assets	6,592,196,819
LIABILITIES
Bank overdraft	6,431
Cash received as collateral for TBA commitments	1,560,301
TBA sale commitments, at value(c)	51,841,256
Payables:
Investments purchased	687,706,987
Income dividend distributions	1,137,172
Trustees’ and Officer’s fees	5,256
Professional fees	42,218
Total liabilities	742,299,621
Commitments and contingent liabilities
NET ASSETS	$ 5,849,897,198
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 6,183,414,392
Accumulated loss	(333,517,194)
NET ASSETS	$ 5,849,897,198
Net asset value	$ 9.69
(a) Investments, at cost—unaffiliated	$6,131,616,285
(b) Investments, at cost—affiliated	$609,709,609
(c) Proceeds from TBA sale commitments	$51,976,198
(d) Shares outstanding	603,981,492
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended October 31, 2025

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$1,817,601	$530,450	$857,671	$399,793
Interest — unaffiliated	155,768,908	197,547,862	132,708,299	132,508,472
Securities lending income — affiliated — net	625,961	459,119	555,285	201,226
Other income — affiliated	8,094	16,464	—	—
Total investment income	158,220,564	198,553,895	134,121,255	133,109,491
EXPENSES
Administration	2,098,334	2,927,991	1,484,987	1,521,040
Investment advisory	2,098,334	2,927,991	1,484,987	1,521,040
Professional	49,167	56,596	46,173	47,740
Trustees and Officer	35,037	53,105	27,101	32,170
Miscellaneous	7,635	7,760	7,635	7,635
Total expenses	4,288,507	5,973,443	3,050,883	3,129,625
Less fees waived and/or reimbursed by the Administrator/Manager	(4,280,872)	(5,965,683)	(3,043,248)	(3,121,990)
Total expenses after fees waived and/or reimbursed	7,635	7,760	7,635	7,635
Net investment income	158,212,929	198,546,135	134,113,620	133,101,856
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,533,739)	(39,715,829)	(119,882,171)	(293,538,799)
Investments — affiliated	(16,597)	(150,442)	3,357	(25,291)
Futures contracts	—	—	—	(16,161)
Payment by affiliate	—	32,927	—	—
	(12,550,336)	(39,833,344)	(119,878,814)	(293,580,251)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	96,423,048	152,654,546	116,634,339	261,760,489
Investments — affiliated	(45,743)	(46,963)	(49,736)	(4,798)
Futures contracts	—	—	—	12,507
	96,377,305	152,607,583	116,584,603	261,768,198
Net realized and unrealized gain (loss)	83,826,969	112,774,239	(3,294,211)	(31,812,053)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$242,039,898	$311,320,374	$130,819,409	$101,289,803
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Operations  (continued)
Year Ended October 31, 2025

iShares U.S. Securitized Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$23,953,854
Interest — unaffiliated	197,734,272
Total investment income	221,688,126
EXPENSES
Administration	3,254,180
Investment advisory	3,254,180
Professional	55,169
Trustees and Officer	50,407
Miscellaneous	7,635
Total expenses	6,621,571
Less fees waived and/or reimbursed by the Administrator/Manager	(6,613,936)
Total expenses after fees waived and/or reimbursed	7,635
Net investment income	221,680,491
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,355,658)
Investments — affiliated	20,773
(4,334,885)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	170,717,913
Investments — affiliated	(101,192)
170,616,721
Net realized and unrealized gain	166,281,836
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$387,962,327
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares U.S. Intermediate Credit Bond Index Fund		iShares U.S. Intermediate Government Bond Index Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$158,212,929	$129,515,015	$198,546,135	$137,882,051
Net realized loss	(12,550,336)	(13,647,121)	(39,833,344)	(20,108,241)
Net change in unrealized appreciation (depreciation)	96,377,305	169,070,519	152,607,583	171,545,177
Net increase in net assets resulting from operations	242,039,898	284,938,413	311,320,374	289,318,987
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(158,758,426)	(129,388,167)	(198,260,872)	(136,403,941)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	196,880,409	804,523,675	2,324,205,437	1,048,413,221
NET ASSETS
Total increase in net assets	280,161,881	960,073,921	2,437,264,939	1,201,328,267
Beginning of year	3,384,082,011	2,424,008,090	5,124,227,688	3,922,899,421
End of year	$3,664,243,892	$3,384,082,011	$7,561,492,627	$5,124,227,688

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares U.S. Long Credit Bond Index Fund		iShares U.S. Long Government Bond Index Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/25	Year Ended 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$134,113,620	$118,113,089	$133,101,856	$96,704,415
Net realized loss	(119,878,814)	(45,862,241)	(293,580,251)	(79,645,321)
Net change in unrealized appreciation (depreciation)	116,584,603	302,100,414	261,768,198	316,149,597
Net increase in net assets resulting from operations	130,819,409	374,351,262	101,289,803	333,208,691
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(134,491,429)	(117,856,364)	(133,169,952)	(96,037,633)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(67,611,731)	259,621,932	(7,810,255)	576,087,086
NET ASSETS
Total increase (decrease) in net assets	(71,283,751)	516,116,830	(39,690,404)	813,258,144
Beginning of year	2,499,682,304	1,983,565,474	2,958,671,287	2,145,413,143
End of year	$2,428,398,553	$2,499,682,304	$2,918,980,883	$2,958,671,287

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares U.S. Securitized Bond Index Fund
	Year Ended 10/31/25	Year Ended 10/31/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$221,680,491	$184,768,135
Net realized gain (loss)	(4,334,885)	19,077,928
Net change in unrealized appreciation (depreciation)	170,616,721	281,030,261
Net increase in net assets resulting from operations	387,962,327	484,876,324
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(216,178,443)	(176,885,720)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	555,424,021	589,662,685
NET ASSETS
Total increase in net assets	727,207,905	897,653,289
Beginning of year	5,122,689,293	4,225,036,004
End of year	$5,849,897,198	$5,122,689,293

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Credit Bond Index Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.99	$9.42	$9.43	$10.00
Net investment income(b)	0.45	0.42	0.35	0.12
Net realized and unrealized gain (loss)	0.24	0.57	(0.01)	(0.57)
Net increase (decrease) from investment operations	0.69	0.99	0.34	(0.45)
Distributions from net investment income(c)	(0.45)	(0.42)	(0.35)	(0.12)
Net asset value, end of period	$10.23	$9.99	$9.42	$9.43
Total Return(d)
Based on net asset value	7.11%(e)	10.62%	3.53%	(4.49)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%	0.12%	0.12%	0.12%(h)
Total expenses after fees waived and/or reimbursed	0.00%(i)	0.00%(i)	0.00%(i)	— %(h)
Net investment income	4.52%	4.25%	3.61%	2.84%(h)
Supplemental Data
Net assets, end of period (000)	$3,664,244	$3,384,082	$2,424,008	$1,770,102
Portfolio turnover rate	30%	20%	14%	19%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Government Bond Index Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.80	$9.44	$9.51	$10.00
Net investment income(b)	0.34	0.29	0.23	0.08
Net realized and unrealized gain (loss)	0.21	0.36	(0.08)	(0.50)
Net increase (decrease) from investment operations	0.55	0.65	0.15	(0.42)
Distributions from net investment income(c)	(0.33)	(0.29)	(0.22)	(0.07)
Net asset value, end of period	$10.02	$9.80	$9.44	$9.51
Total Return(d)
Based on net asset value	5.70%(e)	6.92%	1.59%	(4.18)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%	0.10%	0.10%(h)
Total expenses after fees waived and/or reimbursed	0.00%(i)	0.00%(i)	0.00%(i)	— %(h)
Net investment income	3.39%	3.00%	2.35%	1.73%(h)
Supplemental Data
Net assets, end of period (000)	$7,561,493	$5,124,228	$3,922,899	$3,462,964
Portfolio turnover rate	34%	21%	24%	16%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Credit Bond Index Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.22	$8.17	$8.53	$10.00
Net investment income(b)	0.49	0.48	0.47	0.20
Net realized and unrealized gain (loss)	0.03	1.05	(0.36)	(1.47)
Net increase (decrease) from investment operations	0.52	1.53	0.11	(1.27)
Distributions from net investment income(c)	(0.49)	(0.48)	(0.47)	(0.20)
Net asset value, end of period	$9.25	$9.22	$8.17	$8.53
Total Return(d)
Based on net asset value	5.87%	18.83%	0.80%	(12.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%	0.12%	0.12%	0.12%(g)
Total expenses after fees waived and/or reimbursed	0.00%(h)	0.00%(h)	0.00%(h)	— %(g)
Net investment income	5.42%	5.19%	5.11%	4.79%(g)
Supplemental Data
Net assets, end of period (000)	$2,428,399	$2,499,682	$1,983,565	$1,924,367
Portfolio turnover rate	27%	13%	13%	7%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Government Bond Index Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$8.02	$7.25	$8.18	$10.00
Net investment income(b)	0.34	0.32	0.30	0.13
Net realized and unrealized gain (loss)	(0.09)	0.77	(0.93)	(1.82)
Net increase (decrease) from investment operations	0.25	1.09	(0.63)	(1.69)
Distributions from net investment income(c)	(0.34)	(0.32)	(0.30)	(0.13)
Net asset value, end of period	$7.93	$8.02	$7.25	$8.18
Total Return(d)
Based on net asset value	3.26%	15.01%	(8.17)%	(17.06)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.10%	0.10%	0.10%	0.10%(g)
Total expenses after fees waived and/or reimbursed	0.00%(h)	0.00%(h)	0.00%(h)	— %(g)
Net investment income	4.38%	3.92%	3.57%	3.09%(g)
Supplemental Data
Net assets, end of period (000)	$2,918,981	$2,958,671	$2,145,413	$1,860,524
Portfolio turnover rate	33%	12%	4%	5%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Securitized Bond Index Fund
	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.39	$8.76	$9.12	$10.00
Net investment income(b)	0.39	0.36	0.32	0.11
Net realized and unrealized gain (loss)	0.28	0.62	(0.35)	(0.88)
Net increase (decrease) from investment operations	0.67	0.98	(0.03)	(0.77)
Distributions(c)
From net investment income	(0.37)	(0.35)	(0.33)	(0.11)
Return of capital	—	—	(0.00)(d)	—
Total distributions	(0.37)	(0.35)	(0.33)	(0.11)
Net asset value, end of period	$9.69	$9.39	$8.76	$9.12
Total Return(e)
Based on net asset value	7.35%	11.25%	(0.53)%	(7.71)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%	0.12%	0.12%	0.12%(h)
Total expenses after fees waived and/or reimbursed	0.00%(i)	0.00%(i)	0.00%(i)	— %(h)
Net investment income	4.09%	3.89%	3.43%	2.53%(h)
Supplemental Data
Net assets, end of period (000)	$5,849,897	$5,122,689	$4,225,036	$3,867,714
Portfolio turnover rate(j)	243%	252%	341%	150%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 10/31/25	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Portfolio turnover rate (excluding MDRs)	138%	132%	163%	150%

(k)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares U.S. Intermediate Credit Bond Index Fund	U.S. Intermediate Credit Bond	Diversified
iShares U.S. Intermediate Government Bond Index Fund	U.S. Intermediate Government Bond	Diversified
iShares U.S. Long Credit Bond Index Fund	U.S. Long Credit Bond	Diversified
iShares U.S. Long Government Bond Index Fund	U.S. Long Government Bond	Diversified
iShares U.S. Securitized Bond Index Fund	U.S. Securitized Bond	Diversified
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of each Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
U.S. Intermediate Credit Bond
Barclays Capital, Inc.	$ 10,296,432	$ (10,296,432)	$ —	$ —
BMO Capital Markets Corp.	6,118,729	(6,118,729)	—	—
BNP Paribas SA	14,688,032	(14,247,191)	—	440,841
BofA Securities, Inc.	10,252,270	(10,252,270)	—	—
Citigroup Global Markets, Inc.	9,042,155	(9,042,155)	—	—
Goldman Sachs & Co. LLC	10,717,368	(10,717,368)	—	—
HSBC Securities (USA), Inc.	5,431,950	(5,431,950)	—	—
J.P. Morgan Securities LLC	48,958,872	(48,958,872)	—	—
Jefferies LLC	372,572	(372,572)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	6,228,093	(6,228,093)	—	—
Morgan Stanley	20,800,926	(20,800,926)	—	—
National Bank of Canada	29,519,950	(29,519,950)	—	—
Nomura Securities International, Inc.	2,723,224	(2,723,224)	—	—
RBC Capital Markets LLC	21,741,723	(21,741,723)	—	—
Scotia Capital (USA), Inc.	2,555,165	(2,555,165)	—	—
Scotia Capital, Inc.	338,986	(338,986)	—	—
State Street Bank & Trust Co.	368,892	(368,892)	—	—
TD Securities (USA) LLC	492,308	(492,308)	—	—
Toronto-Dominion Bank	224,779	(224,779)	—	—
UBS AG	32,175	(32,175)	—	—
UBS Securities LLC	9,735,863	(9,735,863)	—	—
Wells Fargo Bank N.A.	1,140,120	(1,140,120)	—	—
Wells Fargo Securities LLC	10,145,519	(10,145,519)	—	—
	$ 221,926,103	$ (221,485,262)	$ —	$ 440,841
U.S. Intermediate Government Bond
Morgan Stanley	$ 52,182,344	$ (52,182,344)	$ —	$ —
TD Securities (USA) LLC	1,013,115	(1,013,115)	—	—
	$ 53,195,459	$ (53,195,459)	$ —	$ —
U.S. Long Credit Bond
Barclays Capital, Inc.	$ 7,571,027	$ (7,571,027)	$ —	$ —
BMO Capital Markets Corp.	1,701,367	(1,701,367)	—	—
BNP Paribas SA	27,843,366	(27,843,366)	—	—
BofA Securities, Inc.	7,811,406	(7,811,406)	—	—
Citigroup Global Markets, Inc.	2,699,232	(2,699,232)	—	—
Goldman Sachs & Co. LLC	20,280,871	(20,280,871)	—	—
HSBC Securities (USA), Inc.	2,655,822	(2,655,822)	—	—
J.P. Morgan Securities LLC	36,351,859	(36,351,859)	—	—
Jefferies LLC	272,005	(272,005)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	3,879,149	(3,879,149)	—	—
Morgan Stanley	7,285,803	(7,285,803)	—	—
National Bank of Canada	2,754,783	(2,754,783)	—	—
Nomura Securities International, Inc.	723,277	(723,277)	—	—
RBC Capital Markets LLC	19,073,343	(19,073,343)	—	—
Scotia Capital (USA), Inc.	585,974	(585,974)	—	—
Scotia Capital, Inc.	623,228	(623,228)	—	—
State Street Bank & Trust Co.	767,665	(767,665)	—	—
UBS Securities LLC	2,799,640	(2,799,640)	—	—
Wells Fargo Securities LLC	5,406,892	(5,406,892)	—	—
	$ 151,086,709	$ (151,086,709)	$ —	$ —
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
U.S. Long Government Bond
RBC Capital Markets LLC	$ 8,648,908	$ (8,648,908)	$ —	$ —
Wells Fargo Securities LLC	4,438,902	(4,438,902)	—	—
	$ 13,087,810	$ (13,087,810)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of October 31, 2025. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Manager contractually agreed to waive each Fund’s investment advisory fees through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2025, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 2,098,334

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Government Bond	$ 2,927,991
U.S. Long Credit Bond	1,484,987
U.S. Long Government Bond	1,521,040
U.S. Securitized Bond	3,254,180
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (the "Administrator") , an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Administration Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Administrator contractually agreed to waive each Fund’s administration fees through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2025, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 2,098,334
U.S. Intermediate Government Bond	2,927,991
U.S. Long Credit Bond	1,484,987
U.S. Long Government Bond	1,521,040
U.S. Securitized Bond	3,254,180
Expense Waivers and Reimbursements:  The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by each Fund. The Administrator and the Manager have contractually agreed to reimburse each Fund or provide an offsetting credit to each Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. The amounts waived are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 84,204
U.S. Intermediate Government Bond	109,701
U.S. Long Credit Bond	73,274
U.S. Long Government Bond	79,910
U.S. Securitized Bond	105,576
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2025, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
U.S. Intermediate Credit Bond	$ 232,095
U.S. Intermediate Government Bond	183,162
U.S. Long Credit Bond	195,154
U.S. Long Government Bond	76,924
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  During the year ended October 31, 2025, iShares U.S. Intermediate Credit Bond and iShares U.S. Intermediate Government Bond received a reimbursement of $8,094 and $16,464, respectively, from an affiliate, which is included in other income in the Statements of Operations, related to an operating event.
During the year ended October 31, 2025, iShares U.S. Intermediate Government Bond received a reimbursement of $32,927 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
7.
 PURCHASES AND SALES
For the year ended October 31, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
U.S. Intermediate Credit Bond	$ —	$ —	$ 1,210,346,544	$ 1,028,397,691
U.S. Intermediate Government Bond	4,297,775,368	2,036,575,251	—	—
U.S. Long Credit Bond	—	—	646,796,931	714,850,431
U.S. Long Government Bond	990,171,987	1,011,810,021	—	—
U.S. Securitized Bond	13,678,364,523	13,179,219,182	84,881,599	79,039,597
For the year ended October 31, 2025, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
U.S. Securitized Bond	$ 5,762,536,162	$ 5,763,470,634
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions paid in excess of taxable income were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
U.S. Intermediate Government Bond	$ (3,629)	$ 3,629
U.S. Long Credit Bond	(27,035)	27,035
U.S. Long Government Bond	(2,306)	2,306
The tax character of distributions paid was as follows:
Fund Name	Year Ended 10/31/25	Year Ended 10/31/24
U.S. Intermediate Credit Bond
Ordinary income	$ 158,758,426	$ 129,388,167
U.S. Intermediate Government Bond
Ordinary income	$ 198,260,872	$ 136,403,941
U.S. Long Credit Bond
Ordinary income	$ 134,491,429	$ 117,856,364
U.S. Long Government Bond
Ordinary income	$ 133,169,952	$ 96,037,633
U.S. Securitized Bond
Ordinary income	$ 216,178,443	$ 176,885,720
As of October 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
U.S. Intermediate Credit Bond	$ —	$ (107,321,239)	$ 33,314,754	$ (74,006,485)
U.S. Intermediate Government Bond	—	(143,543,362)	(40,335,004)	(183,878,366)
U.S. Long Credit Bond	—	(216,323,740)	(175,152,867)	(391,476,607)
U.S. Long Government Bond	—	(392,103,138)	(226,529,725)	(618,632,863)
U.S. Securitized Bond	11,215,761	(72,207,841)	(272,525,114)	(333,517,194)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the classification of investments.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Intermediate Credit Bond	$ 3,839,141,886	$ 63,784,934	$ (29,602,023)	$ 34,182,911
U.S. Intermediate Government Bond	7,602,459,430	44,595,525	(83,522,183)	(38,926,658)
U.S. Long Credit Bond	2,739,109,652	19,947,197	(194,400,314)	(174,453,117)
U.S. Long Government Bond	3,116,559,789	11,447,332	(237,288,008)	(225,840,676)
U.S. Securitized Bond	6,691,574,231	54,881,720	(327,406,835)	(272,525,115)
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended October 31, 2025, the Funds did not borrow under the credit agreement.
Notes to Financial Statements

Notes to Financial Statements  (continued)

10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Certain Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Credit Bond
Shares sold	89,211,620	$ 898,150,194	116,043,502	$ 1,149,188,261
Shares issued in reinvestment of distributions	15,654,496	157,873,896	13,046,775	129,390,883
Shares redeemed	(85,447,699)	(859,143,681)	(47,515,004)	(474,055,469)
	19,418,417	$ 196,880,409	81,575,273	$ 804,523,675

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Government Bond
Shares sold	348,997,028	$ 3,474,331,089	161,128,773	$ 1,576,805,200
Shares issued in reinvestment of distributions	19,827,614	196,850,907	13,979,191	136,405,929
Shares redeemed	(137,094,291)	(1,346,976,559)	(67,979,118)	(664,797,908)
	231,730,351	$ 2,324,205,437	107,128,846	$ 1,048,413,221

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Credit Bond
Shares sold	60,316,427	$ 547,409,855	48,481,864	$ 447,673,310
Shares issued in reinvestment of distributions	14,776,031	133,791,116	12,734,587	117,861,748
Shares redeemed	(83,888,276)	(748,812,702)	(32,785,715)	(305,913,126)
	(8,795,818)	$ (67,611,731)	28,430,736	$ 259,621,932

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Government Bond
Shares sold	119,594,284	$ 933,827,873	104,763,814	$ 844,394,639
Shares issued in reinvestment of distributions	16,952,696	132,479,337	11,828,036	96,040,154
Shares redeemed	(137,085,735)	(1,074,117,465)	(43,821,409)	(364,347,707)
	(538,755)	$ (7,810,255)	72,770,441	$ 576,087,086

	Year Ended 10/31/25		Year Ended 10/31/24
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Securitized Bond
Shares sold	102,991,034	$ 972,404,804	84,590,471	$ 791,061,967
Shares issued in reinvestment of distributions	22,688,927	215,039,734	18,885,455	176,887,577
Shares redeemed	(67,056,785)	(632,020,517)	(40,224,462)	(378,286,859)
	58,623,176	$ 555,424,021	63,251,464	$ 589,662,685
Notes to Financial Statements

Notes to Financial Statements  (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting BlackRock Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
Fund Name	Federal Obligation Interest
U.S. Intermediate Credit Bond	$ 59,981
U.S. Intermediate Government Bond	191,274,734
U.S. Long Credit Bond	28,303
U.S. Long Government Bond	129,988,419
U.S. Securitized Bond	790,477
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
Fund Name	Interest Dividends
U.S. Intermediate Credit Bond	$ 141,765,618
U.S. Intermediate Government Bond	179,297,625
U.S. Long Credit Bond	127,995,040
U.S. Long Government Bond	117,343,585
U.S. Securitized Bond	203,208,096
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
Fund Name	Interest- Related Dividends
U.S. Intermediate Credit Bond	$ 109,373,271
U.S. Intermediate Government Bond	179,198,006
U.S. Long Credit Bond	109,727,323
U.S. Long Government Bond	117,268,504
U.S. Securitized Bond	198,709,563

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares U.S. Intermediate Credit Bond Index Fund (“Intermediate Credit Bond Index Fund”), iShares U.S. Intermediate Government Bond Index Fund (“Intermediate Government Bond Index Fund”), iShares U.S. Long Credit Bond Index Fund (“Long Credit Bond Index Fund”), iShares U.S. Long Government Bond Index Fund (“Long Government Bond Index Fund”) and iShares U.S. Securitized Bond Index Fund (“Securitized Bond Index Fund” and, together with Intermediate Credit Bond Index Fund, Intermediate Government Bond Index Fund, Long Credit Bond Index Fund and Long Government Bond Index Fund, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the performance of each Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, each of Intermediate Credit Bond Index Fund’s and Securitized Bond Index Fund’s net performance was within the tolerance range of its benchmark.
The Board noted that for the one-year period reported, each of Intermediate Government Bond Index Fund’s, Long Credit Bond Index Fund’s and Long Government Bond Index Fund’s net performance was above the tolerance range of its benchmark. The Board and BlackRock reviewed each Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Intermediate Government Bond Index Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that each of Intermediate Credit Bond Index Fund’s, Long Credit Bond Index Fund’s, Long Government Bond Index Fund’s and Securitized Bond Index Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board also noted that BlackRock has contractually agreed to waive the administration and advisory fees payable by each Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CD	Certificate of Deposit
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MSCI	Morgan Stanley Capital International
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in these Financial Statements

Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

October 31, 2025
2025 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares Enhanced Roll Yield Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.
iShares Enhanced Roll Yield Index Fund
Derivative Financial Instruments
3

Consolidated Schedule of Investments
October 31, 2025
iShares Enhanced Roll Yield Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 13.6%
Banco Santander SA, 4.40%, 06/02/26	$2,880	$ 2,886,192
Banco Santander SA/New York, 4.28%, 02/09/26	3,690	3,692,453
Bank of America N.A., 4.50%, 01/02/26	2,540	2,541,653
Bank of Montreal, 4.49%, 01/13/26	2,250	2,251,509
Bank of Nova Scotia, 4.46%, 01/02/26(a)	3,000	3,001,113
BNP Paribas SA, 4.32%, 07/14/26	2,850	2,855,391
Credit Industriel et Commercial/New York, 4.46%, 12/12/25	3,500	3,501,618
Deutsche Bank AG, 4.40%, 07/17/26	1,420	1,423,625
HSBC Bank USA NA, 4.43%, 12/04/25(a)	1,750	1,750,229
Mizuho Bank Ltd.
4.61%, 01/14/26	2,640	2,642,404
(1-day SOFR + 0.35%), 4.62%, 02/06/26(a)	1,000	1,000,555
MUFG Bank Ltd.
4.44%, 12/03/25	2,000	2,000,823
4.51%, 01/13/26(a)	2,280	2,280,544
Nordea Bank Abp, 4.29%, 03/17/26(a)	3,760	3,761,346
Royal Bank of Canada
4.60%, 11/25/25	1,400	1,400,455
4.44%, 12/12/25	2,000	2,000,719
4.65%, 05/01/26(a)	3,980	3,983,203
Sumitomo Mitsui Banking Corp.
4.36%, 02/23/26(a)	2,000	2,000,427
4.45%, 03/10/26	2,740	2,742,947
Svenska Handelsbanken AB, 4.58%, 01/13/26(a)	2,580	2,581,141
Svenska Handelsbanken/New York NY
4.42%, 11/07/25	3,380	3,380,204
4.60%, 11/12/25	900	900,133
Swedbank AB, 4.36%, 04/09/26	2,250	2,253,460
Toronto-Dominion Bank, 4.50%, 11/17/25	1,110	1,110,194
UBS AG, 4.63%, 11/03/25(a)	1,120	1,120,047
		59,062,385
Commercial Paper — 4.7%
Aquitaine Funding Co. LLC, 4.13%, 03/02/26(b)(c)	1,850	1,824,738
Australia & New Zealand Banking Group Ltd., 4.31%, 06/22/26(b)	3,960	3,861,570
CDP Financial, Inc., 4.41%, 03/09/26(b)(c)	1,630	1,606,689
Citigroup Global Markets, Inc., 4.60%, 11/14/25(b)(c)	1,010	1,008,465
DNB Bank ASA, 4.59%, 11/10/25(b)(c)	940	938,980
Macquarie Bank Ltd.(b)(c)
4.48%, 11/10/25	3,000	2,996,714
4.62%, 01/13/26	2,760	2,737,609
4.39%, 03/19/26	930	915,849
National Bank of Canada, 4.34%, 04/24/26(a)(c)	3,080	3,080,437
Swedbank AB, 4.01%, 06/10/26(b)(c)	1,250	1,220,382
		20,191,433

Shares
Money Market Funds — 4.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	20,708,697	20,708,697

Security	Par (000)	Value
U.S. Treasury Obligations — 71.6%
U.S. Treasury Bills(b)
4.21%, 11/04/25	$10,000	$ 9,998,938
4.23%, 11/06/25	7,000	6,997,779
4.22%, 11/13/25	10,000	9,989,269
4.35%, 11/18/25	5,000	4,991,935
4.29%, 11/20/25	16,500	16,469,710
4.31%, 11/28/25	9,800	9,773,702
4.32%, 12/02/25	5,000	4,984,386
4.01%, 12/04/25	8,000	7,973,292
4.22%, 12/09/25	5,000	4,980,724
4.14%, 12/16/25	2,000	1,990,798
4.10%, 12/23/25	15,000	14,919,223
3.92%, 01/08/26	13,000	12,909,850
3.94%, 01/13/26	5,000	4,963,376
4.27%, 01/15/26 - 01/29/26	12,500	12,397,638
3.92%, 01/20/26	5,000	4,959,608
4.26%, 01/22/26	20,000	19,833,000
3.92%, 01/27/26	10,000	9,911,435
3.89%, 02/03/26	10,000	9,903,980
4.12%, 02/05/26	12,000	11,882,453
3.88%, 02/10/26	13,000	12,865,736
4.11%, 02/19/26 - 05/14/26	15,000	14,791,188
4.05%, 02/26/26	10,000	9,880,560
3.87%, 03/03/26	10,000	9,875,513
3.84%, 03/19/26	10,000	9,859,498
3.86%, 03/26/26	8,000	7,881,755
3.82%, 04/09/26	5,500	5,410,956
3.78%, 04/23/26	15,000	14,736,072
3.76%, 04/30/26	5,000	4,908,559
4.12%, 06/11/26	10,000	9,779,267
4.08%, 07/09/26	10,000	9,752,999
3.82%, 09/03/26	13,000	12,607,215
3.63%, 10/01/26	8,000	7,735,534
		309,915,948
Total Short-Term Securities — 94.7% (Cost: $409,667,100)		409,878,463
Total Investments — 94.7% (Cost: $409,667,100)		409,878,463
Other Assets Less Liabilities — 5.3%		22,869,296
Net Assets — 100.0%		$ 432,747,759

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates as of period end.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
4
2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Enhanced Roll Yield Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 11/01/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ —	$ 20,708,697 (b)	$ —	$ —	$ —	$ 20,708,697	20,708,697	$ 849,975	$ —

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Cotton No.2(a)	71	12/08/25	$ 2,327	$ (183,866)
Corn(a)	170	12/12/25	3,668	(260,452)
KC HRW Wheat(a)	72	12/12/25	1,888	(362,794)
Lean Hogs(a)	62	12/12/25	2,016	61,430
Soybean Meal(a)	96	12/12/25	3,087	96,488
Soybean Oil(a)	115	12/12/25	3,359	347,026
Wheat(a)	78	12/12/25	2,083	(328,561)
LME Aluminium Premiums(a)	50	12/15/25	3,603	346,566
LME Lead(a)	40	12/15/25	2,007	(42,181)
LME Nickel(a)	24	12/15/25	2,179	(28,083)
LME Tin(a)	13	12/15/25	2,347	170,842
LME Zinc(a)	34	12/15/25	2,621	279,914
Coffee C(a)	21	12/18/25	3,087	228,008
WTI Crude Oil(a)	103	12/19/25	6,242	(261,710)
Copper(a)	39	12/29/25	4,962	(264,749)
Gold 100 OZ(a)	64	12/29/25	25,578	5,663,985
Natural Gas(a)	65	12/29/25	2,840	(155,272)
Silver(a)	31	12/29/25	7,465	2,282,581
Brent Crude Oil(a)	165	12/30/25	10,593	(356,134)
Gasoline RBOB(a)	39	12/31/25	3,049	4,537
Live Cattle(a)	28	12/31/25	2,572	349,021
NY Harbor ULSD(a)	38	12/31/25	3,783	174,422
Low Sulphur Gasoil(a)	61	01/12/26	4,163	220,694
Soybean(a)	132	01/14/26	7,361	348,498
Soybean Meal(a)	92	01/14/26	2,976	32,592
Soybean Oil(a)	113	01/14/26	3,327	173,963
LME Aluminium Premiums(a)	50	01/19/26	3,608	350,883
LME Lead(a)	40	01/19/26	2,015	4,446
LME Nickel(a)	24	01/19/26	2,190	(13,132)
LME Tin(a)	13	01/19/26	2,348	163,774
LME Zinc(a)	34	01/19/26	2,607	211,605
WTI Crude Oil(a)	103	01/20/26	6,207	(181,673)
Copper(a)	38	01/28/26	4,855	531,608
Natural Gas(a)	66	01/28/26	2,726	37,965
Cattle Feeder(a)	12	01/29/26	1,991	164,552
Brent Crude Oil(a)	165	01/30/26	10,537	(268,452)
Gasoline RBOB(a)	38	01/30/26	2,971	47,128
NY Harbor ULSD(a)	38	01/30/26	3,744	193,713
Low Sulphur Gasoil(a)	62	02/12/26	4,166	207,993
Lean Hogs(a)	53	02/13/26	1,750	(79,602)
LME Aluminium Premiums(a)	49	02/16/26	3,538	296,008
LME Lead(a)	39	02/16/26	1,975	7,627
Consolidated Schedule of Investments
5

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
LME Nickel(a)	23	02/16/26	$ 2,106	$ (17,778)
LME Tin(a)	13	02/16/26	2,347	103,318
LME Zinc(a)	34	02/16/26	2,595	138,612
WTI Crude Oil(a)	103	02/20/26	6,186	(214,418)
Copper(a)	38	02/25/26	4,878	446,703
Gold 100 OZ(a)	63	02/25/26	25,386	3,792,526
Natural Gas(a)	69	02/25/26	2,595	93,664
Brent Crude Oil(a)	165	02/27/26	10,511	(355,425)
Gasoline RBOB(a)	38	02/27/26	2,996	(9,006)
Live Cattle(a)	29	02/27/26	2,641	211,504
NY Harbor ULSD(a)	39	02/27/26	3,782	107,807
Sugar 11(a)	123	02/27/26	1,988	(510,447)
Cotton No.2(a)	68	03/09/26	2,269	(108,134)
Low Sulphur Gasoil(a)	63	03/12/26	4,180	97,228
Corn(a)	160	03/13/26	3,552	(115,938)
KC HRW Wheat(a)	68	03/13/26	1,825	(257,507)
Soybean(a)	128	03/13/26	7,192	633,435
Soybean Meal(a)	88	03/13/26	2,869	169,137
Soybean Oil(a)	111	03/13/26	3,305	187,846
Wheat(a)	73	03/13/26	2,002	(196,029)
LME Aluminium Premiums(a)	49	03/16/26	3,541	179,331
LME Lead(a)	39	03/16/26	1,986	1,622
LME Nickel(a)	23	03/16/26	2,114	(22,078)
LME Tin(a)	13	03/16/26	2,345	(13,397)
LME Zinc(a)	34	03/16/26	2,590	46,377
Coffee C(a)	22	03/19/26	3,071	288,618
WTI Crude Oil(a)	104	03/20/26	6,239	694
Cattle Feeder(a)	12	03/26/26	1,963	3,348
Copper(a)	38	03/27/26	4,899	53,290
Natural Gas(a)	67	03/27/26	2,453	50,069
Silver(a)	30	03/27/26	7,313	1,680,633
Brent Crude Oil(a)	166	03/31/26	10,568	(15,639)
Gasoline RBOB(a)	35	03/31/26	3,047	74,546
NY Harbor ULSD(a)	39	03/31/26	3,709	159,174
Low Sulphur Gasoil(a)	63	04/10/26	4,120	141,882
Lean Hogs(a)	51	04/15/26	1,759	(36,388)
Gold 100 OZ(a)	61	04/28/26	24,760	3,629,728
Cattle Feeder(a)	12	04/30/26	1,954	(97,834)
Live Cattle(a)	29	04/30/26	2,630	128,520
Sugar 11(a)	136	04/30/26	2,140	(560,818)
Cotton No.2(a)	65	05/06/26	2,207	(70,173)
Corn(a)	155	05/14/26	3,505	(100,985)
KC HRW Wheat(a)	65	05/14/26	1,778	(151,726)
Soybean(a)	124	05/14/26	7,029	426,432
Soybean Meal(a)	86	05/14/26	2,834	125,158
Soybean Oil(a)	110	05/14/26	3,300	49,572
Wheat(a)	70	05/14/26	1,952	(148,202)
Coffee C(a)	23	05/18/26	3,083	239,762
Cattle Feeder(a)	12	05/21/26	1,940	(193,640)
Silver(a)	30	05/27/26	7,370	1,444,635
Lean Hogs(a)	46	06/12/26	1,800	(84,433)
Live Cattle(a)	29	06/30/26	2,545	(123,452)
Sugar 11(a)	140	06/30/26	2,192	(429,174)
Cotton No.2(a)	65	07/09/26	2,243	(69,730)
Corn(a)	161	07/14/26	3,693	161,812
KC HRW Wheat(a)	61	07/14/26	1,704	(47,473)
Soybean(a)	124	07/14/26	7,079	419,970
Wheat(a)	67	07/14/26	1,900	(11,465)
6
2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Enhanced Roll Yield Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Coffee C(a)	24	07/21/26	$ 3,090	$ 532,848
Sugar 11(a)	138	09/30/26	2,201	(317,504)
				$ 21,752,216

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ 28,817,670	$ —	$ —	$ —	$ —	$ —	$ 28,817,670
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ 7,065,454	$ —	$ —	$ —	$ —	$ —	$ 7,065,454

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ 13,111,562	$ —	$ —	$ —	$ —	$ —	$ 13,111,562
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ 21,752,216	$ —	$ —	$ —	$ —	$ —	$ 21,752,216
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$391,016,171
Average notional value of contracts — short	— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Consolidated Schedule of Investments
7

Consolidated Schedule of Investments (continued)
October 31, 2025
iShares Enhanced Roll Yield Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 59,062,385	$ —	$ 59,062,385
Commercial Paper	—	20,191,433	—	20,191,433
Money Market Funds	20,708,697	—	—	20,708,697
U.S. Treasury Obligations	—	309,915,948	—	309,915,948
	$ 20,708,697	$ 389,169,766	$ —	$ 409,878,463
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$ 28,817,670	$ —	$ —	$ 28,817,670
Liabilities
Commodity Contracts	(7,065,454)	—	—	(7,065,454)
	$ 21,752,216	$ —	$ —	$ 21,752,216

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to consolidated financial statements.
8
2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities
October 31, 2025

iShares Enhanced Roll Yield Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 389,169,766
Investments, at value — affiliated(b)	20,708,697
Cash pledged for futures contracts	24,271,000
Receivables:
Capital shares sold	4,105,307
Dividends — affiliated	1,143,606
Variation margin on futures contracts	4,371,320
Prepaid expenses	3,595
Total assets	443,773,291
LIABILITIES
Payables:
Investments purchased	9,875,513
Trustees’ and Officer’s fees	2,078
Professional fees	21,018
Variation margin on futures contracts	1,126,923
Total liabilities	11,025,532
Commitments and contingent liabilities
NET ASSETS	$ 432,747,759
NET ASSETS CONSIST OF
Paid-in capital(c)(d)(e)	$ 364,366,670
Accumulated earnings	68,381,089
NET ASSETS	$ 432,747,759
Net asset value	$ 11.24
(a) Investments, at cost—unaffiliated	$388,958,403
(b) Investments, at cost—affiliated	$20,708,697
(c) Shares outstanding	38,516,320
(d) Shares authorized	Unlimited
(e) Par value	$0.001
See notes to consolidated financial statements.
Consolidated Financial Statements
9

Consolidated Statement of Operations
Period Ended October 31, 2025

iShares Enhanced Roll Yield Index Fund(a)
INVESTMENT INCOME
Dividends — affiliated	$849,975
Interest — unaffiliated	14,431,909
Total investment income	15,281,884
EXPENSES
Administration	533,472
Investment advisory	533,472
Professional	21,418
Trustees and Officer	10,439
Total expenses excluding interest expense	1,098,801
Interest expense — unaffiliated	438
Total expenses	1,099,239
Less:
Fees waived and/or reimbursed by the Administrator	(533,472)
Fees waived and/or reimbursed by the Manager	(565,329)
Total expenses after fees waived and/or reimbursed	438
Net investment income	15,281,446
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	627
Futures contracts	13,111,562
13,112,189
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	211,363
Futures contracts	21,752,216
21,963,579
Net realized and unrealized gain	35,075,768
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,357,214
(a) For the period from November 01, 2024 (commencement of operations) to October 31, 2025.
See notes to consolidated financial statements.
10
2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Statement of Changes in Net Assets

iShares Enhanced Roll Yield Index Fund
Period from 11/01/24(a)
to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,281,446
Net realized gain	13,112,189
Net change in unrealized appreciation (depreciation)	21,963,579
Net increase in net assets resulting from operations	50,357,214
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,564,064)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	383,954,609
NET ASSETS
Total increase in net assets	432,747,759
Beginning of period	—
End of period	$432,747,759

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.
Consolidated Financial Statements
11

Consolidated Financial Highlights
(For a share outstanding throughout the period)

iShares Enhanced Roll Yield Index Fund
Period from 11/01/24(a)
to 10/31/25
Net asset value, beginning of period	$10.00
Net investment income(b)	0.45
Net realized and unrealized gain	0.85
Net increase from investment operations	1.30
Distributions from net investment income(c)	(0.06)
Net asset value, end of period	$11.24
Total Return(d)
Based on net asset value	13.11%(e)
Ratios to Average Net Assets(f)
Total expenses	0.31%
Total expenses after fees waived and/or reimbursed	0.00%(g)
Net investment income	4.31%
Supplemental Data
Net assets, end of period (000)	$432,748
Portfolio turnover rate	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Amount is less than 0.005%.
See notes to consolidated financial statements.
12
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares Enhanced Roll Yield Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a non-diversified fund under the 1940 Act.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of the Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
Basis of Consolidation: The accompanying consolidated financial statements of Fund include the account of iShares Cayman Enhanced Roll Yield Index Fund (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $27,515,396, which is 6.4% of Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the
Notes to Consolidated Financial Statements
13

Notes to Consolidated Financial Statements  (continued)

security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin
14
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.15% of the average daily value of the Fund’s net assets.
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary.
With respect to the Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL” or, the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate equal to 0.15% of the average daily value of the Fund’s net assets.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the period ended October 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period ended October 31, 2025, the Manager waived $533,472 pursuant to this agreement.
The Administrator contractually agreed to waive its administration fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is shown as administration fees waived in the Statement of Operations. For the period ended October 31, 2025, the Administrator waived $533,472 pursuant to this agreement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit to the Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period ended October 31, 2025, the amount waived was $31,857.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
6.
 PURCHASES AND SALES
For the period ended October 31, 2025, there were no purchases and sales, excluding short-term securities..
7.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Notes to Consolidated Financial Statements
15

Notes to Consolidated Financial Statements  (continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to income recognized from the Fund’s wholly owned subsidiary were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
iShares Enhanced Roll Yield Index Fund	$ (19,587,939)	$ 19,587,939
The tax character of distributions paid was as follows:
Fund Name	Period Ended 10/31/25
iShares Enhanced Roll Yield Index Fund
Ordinary income	$ 1,564,064
As of October 31, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Net Unrealized Gains (Losses)	Total
iShares Enhanced Roll Yield Index Fund	$ 46,417,510	$ 21,963,579	$ 68,381,089
As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares Enhanced Roll Yield Index Fund	$ 409,667,100	$ 29,038,885	$ (7,075,306)	$ 21,963,579
8.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the period ended October 31, 2025, the Fund did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income
16
2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund has substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Fund cannot control could have an adverse impact on the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Period from 11/01/24(a) to 10/31/25
Fund Name	Shares	Amounts
iShares Enhanced Roll Yield Index Fund
Shares sold	42,042,208	$ 421,385,769
Shares issued in reinvestment of distributions	160,747	1,564,064
Shares redeemed	(3,686,635)	(38,995,224)
	38,516,320	$ 383,954,609

(a)	Commencement of operations.
Notes to Consolidated Financial Statements
17

Notes to Consolidated Financial Statements  (continued)

11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
18
2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of iShares Enhanced Roll Yield Index Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of iShares Enhanced Roll Yield Index Fund (one of the funds constituting BlackRock Funds, referred to hereafter as the "Fund") as of October 31, 2025, and the related consolidated statements of operations and changes in net assets, including the related notes, and the consolidated financial highlights for the period November 1, 2024 (commencement of operations) through October 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets and the financial highlights for the period November 1, 2024 (commencement of operations) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm
19

Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
Fund Name	Federal Obligation Interest
iShares Enhanced Roll Yield Index Fund	$ 10,035,175
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
Fund Name	Interest Dividends
iShares Enhanced Roll Yield Index Fund	$ 3,826,301
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
Fund Name	Interest- Related Dividends
iShares Enhanced Roll Yield Index Fund	$ 3,826,302
20
2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Additional Information
21

Additional Information (continued)

Fund and Service Providers (continued)
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
22
2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in these Financial Statements
23

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 22, 2025